UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-008961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

Understanding your TIAA-CREF Life Funds report

This semiannual report contains information about the ten TIAA-CREF Life Funds and describes the funds’ results for the six months ended June 30, 2012. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of June 30, 2012.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Life Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

2 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Information on the TIAA-CREF Life Funds

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.

(Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 3

About the funds’ benchmarks

Equity Indexes

Broad market index

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE Index measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The FTSE NAREIT All Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

4 2012 Semiannual Report ¡ TIAA-CREF Life Funds

About the funds’ benchmarks

Fixed-income Index

The Barclays U.S. Aggregate Bond Index measures the performance of the broad domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

In March 2012, Barclays Capital changed its name to Barclays.

Russell 1000, Russell 2000 and Russell 3000 are trademarks, service marks and copyrights of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc. FTSE is a trademark of the London Stock Exchange plc and The Financial Times Limited.

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 5

Important information about expenses

All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge on purchases, on reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with that of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

6 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Growth Equity Fund

Performance for the six months ended June 30, 2012

The Growth Equity Fund returned 9.35% for the period, compared with the 10.08% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended June 30, 2012, the fund returned 4.21%, versus 5.76% for the index.

U.S. stocks got off to a strong start in the first quarter of 2012, climbing 12.87%, as measured by the Russell 3000® Index. The rally was driven by positive U.S. economic data and easing concerns about the European sovereign debt crisis. In the second quarter, however, the market lost 3.15% on signs of slowing domestic growth and renewed worries about Europe. Nonetheless, U.S. stocks finished the first half of the year with a gain of 9.32%.

For the six-month period, large-cap growth issues outperformed the broad U.S. market. They also outpaced smaller companies in the growth category; small-cap stocks rose 8.81%, while mid-cap issues returned 8.10%. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended June 30, 2012, the Russell 1000 Growth Index posted an average annual return of 6.03%, topping the 5.81% average return of the Russell 3000 Index.

Technology lifts the benchmark

Eight of the benchmark’s nine industry sectors registered positive returns for the period, and five scored double-digit advances. Technology, the benchmark’s largest sector, in terms of market capitalization at period-end, also made the largest contribution to the benchmark’s rise; it gained 15.8%. Strong results from the sizable health care, consumer discretionary and consumer staples sectors also helped; they returned 16.1%, 11.8% and 10.2%, respectively. Together, these four sectors made up nearly two-thirds of the index on June 30, 2012.

The only loss came from the energy sector, which fell 4.1% as a result of falling oil and natural gas prices.

The fund produced a strong absolute return but lagged its benchmark because of unfavorable stock selections. These included overweight investments in Google, Nike and biotechnology firm Gilead Sciences. An out-of-benchmark position in Japanese social networking provider Gree also trimmed performance slightly.

These detractors were partly offset by favorable results from several overweight stock choices. Chief among these were Walt Disney, online retailer Amazon and software provider Red Hat. The fund’s exclusion of Exxon Mobil and McDonald’s, which both lagged the benchmark during the period, aided returns as well.

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 7

Growth Equity Fund

Performance as of June 30, 2012

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Growth Equity Fund	4/3/2000	9.35%	4.21%	2.51%	5.46%
Russell 1000® Growth Index	—	10.08	5.76	2.87	6.03

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2012

Growth Equity Fund	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period* (1/1/12–6/30/12)
Actual return	$1,000.00	$1,093.48	$2.71
5% annual hypothetical return	1,000.00	1,022.28	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

8 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Growth Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2012
Information technology	38.4
Consumer discretionary	19.2
Health care	14.1
Industrials	10.1
Financials	4.8
Materials	4.6
Consumer staples	4.2
Energy	3.7
Telecommunication services	0.7
Short-term investments	1.0
Other assets & liabilities, net	-0.8

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2012
More than $50 billion	41.2
More than $15 billion-$50 billion	36.3
More than $2 billion-$15 billion	22.3
$2 billion or less	0.2

Total	100.0

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 9

Growth & Income Fund

Performance for the six months ended June 30, 2012

The Growth & Income Fund returned 9.61% for the period, compared with the 9.49% return of its benchmark, the S&P 500® Index. For the one-year period ended June 30, 2012, the fund returned 4.55%, versus 5.45% for the index.

During the first half of 2012, the S&P 500 Index posted a solid gain and edged ahead of the 9.32% return of the broad U.S. stock market, as measured by the Russell 3000® Index. More than one-third of the market capitalization of the Russell index is made up of small- and mid-cap stocks, which lagged the large-cap stocks of the S&P 500 for the period.

For the ten years ended June 30, 2012, however, the average annual return of the S&P 500 Index lagged that of the Russell 3000 Index, 5.33% versus 5.81%.

Financials and technology lead the way

Nine of the benchmark’s ten industry sectors posted positive returns for the first half of 2012, and five achieved double-digit gains. The biggest contributions came from the index’s two largest sectors: financials (up 13.7%) and information technology (up 13.3%). Together, these two sectors made up more than one-third of the benchmark’s total market capitalization on June 30, 2012. The sizable consumer discretionary (up 13.0%) and health care (up 11.0%) sectors also helped. The one loss came from the energy sector, which was pressured by falling oil and natural gas prices; it returned –2.3%.

The fund generated a strong absolute return and outperformed the S&P 500 because of numerous favorable stock choices. Among the largest contributions to the fund’s relative performance were overweight positions in Apple and Discover Financial Services. Out-of-benchmark holdings in energy drink marketer Monster Beverage, pharmacy benefit manager SXC Health Solutions and athletic shoe retailer Foot Locker also lifted the fund’s relative performance.

These positive results were partly offset by detractors from performance, including underweight positions in Bank of America and Verizon, whose stock rose more than 10% during the period. An overweight in Anadarko Petroleum and an out-of-benchmark holding in energy services provider Ensco also trimmed results slightly.

10 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Growth & Income Fund

Performance as of June 30, 2012

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Growth & Income Fund	4/3/2000	9.61%	4.55%	2.68%	6.97%
S&P 500 Index	—	9.49	5.45	0.22	5.33

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2012

Growth & Income Fund	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period* (1/1/12–6/30/12)
Actual return	$1,000.00	$1,096.08	$2.71
5% annual hypothetical return	1,000.00	1,022.28	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 11

Growth & Income Fund

Portfolio composition

Sector	% of net assets as of 6/30/2012
Information technology	19.4
Financials	14.3
Health care	13.7
Consumer discretionary	12.7
Consumer staples	12.3
Energy	9.6
Industrials	8.7
Materials	3.0
Utilities	2.6
Telecommunication services	1.9
Short-term investments	1.7
Other assets & liabilities, net	0.1

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2012
More than $50 billion	49.7
More than $15 billion-$50 billion	24.7
More than $2 billion-$15 billion	24.6
$2 billion or less	1.0

Total	100.0

12 2012 Semiannual Report ¡ TIAA-CREF Life Funds

International Equity Fund

Performance for the six months ended June 30, 2012

The International Equity Fund returned 7.94% for the period, compared with the 2.96% return of its benchmark, the MSCI EAFE Index. For the one-year period ended June 30, 2012, the fund returned –18.96%, versus –13.83% for the index.

For the first quarter of 2012, the MSCI EAFE Index, which measures stock performance in 22 developed nations outside North America, gained 10.86%. Signs of improvement in the European sovereign debt crisis bolstered investor confidence. However, the index declined 7.13% in the second quarter on concerns about slowing global growth.

The MSCI EAFE Index gained 4.24% in local currencies for the six months. The euro and yen weakened versus the dollar, lowering returns for U.S. investors. The EAFE trailed the broad U.S. stock market, which rose 9.32%, as measured by the Russell 3000® Index.

For the six months, European stocks, which made up the largest regional segment of the EAFE index in terms of market capitalization at period-end, rose 2.4%, supported by gains in the United Kingdom (up 3.4%), the benchmark’s largest country component, and Germany (up 5.9%). Japan, the second-largest component of the benchmark, returned 3.1%.

Stock selections propel the fund above its benchmark

The fund outperformed its benchmark by nearly five percentage points on the strength of numerous favorable stock selections. These included overweights in British cruise ship operator Carnival and in two German companies: chemical producer Lanxess and drug maker Bayer. A nonbenchmark investment in India’s HDFC Bank also benefited relative returns.

These positive effects were partly offset by results from unsuccessful stock choices, such as an overweight in British financial company Man Group and out-of-benchmark positions in Japanese consumer support website Kakaku.com and Indian commercial real estate developer DLF.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated.

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 13

International Equity Fund

Performance as of June 30, 2012

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
International Equity Fund	4/3/2000	7.94%	–18.96%	–7.61%	5.15%
MSCI EAFE Index	—	2.96	–13.83	–6.10	5.14

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2012

International Equity Fund	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period* (1/1/12–6/30/12)
Actual return	$1,000.00	$1.079.38	$3.10
5% annual hypothetical return	1,000.00	1,021.88	3.02

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

14 2012 Semiannual Report ¡ TIAA-CREF Life Funds

International Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2012
Consumer discretionary	19.0
Materials	17.9
Industrials	17.6
Consumer staples	13.7
Health care	13.4
Financials	12.0
Energy	4.1
Information technology	3.2
Short-term investments	6.2
Other assets & liabilities, net	-7.1

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2012

More than $50 billion	10.3
More than $15 billion-$50 billion	33.2
More than $2 billion-$15 billion	49.9
$2 billion or less	6.6

Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2012
United Kingdom	30.8
Germany	17.9
Switzerland	13.3
Japan	12.2
France	6.9
Sweden	4.1
India	3.9
Hong Kong	3.3
4 other nations	1.8
Short-term investments	5.8

Total	100.0

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 15

Large-Cap Value Fund

Performance for the six months ended June 30, 2012

The Large-Cap Value Fund returned 9.99% for the period, compared with the 8.68% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended June 30, 2012, the fund returned –0.65%, versus 3.01% for the benchmark.

Large-cap value stocks trailed large-cap growth issues in 2011 as they had in the previous two years. That pattern continued in the first half of 2012, largely because the Russell 1000 Value Index contained fewer high-performing technology stocks. For the period, the Russell 1000 Growth Index climbed 15.8%.

For the five years ended June 30, 2012, value issues in the large-cap category underperformed their growth counterparts by a wide margin. Over that period, the Russell 1000 Value Index posted an average annual return of –2.19%—more than five percentage points less than the 2.87% average return of the Russell 1000 Growth Index.

Eight of nine benchmark sectors advance

All but one of the nine industry sectors of the Russell 1000 Value Index advanced for the period, with three scoring double-digit gains. The largest sector, financial services, which made up one-quarter of the total market capitalization of the index on June 30, 2012, jumped 13.7%, and consumer discretionary returned a robust 16.0%. Producer durables (up 10.3%) and utilities (up 9.4%) also made significant contributions to returns. However, a 2.1% loss in the energy sector helped constrain overall results.

The fund outpaced its benchmark for the period by more than one-and-a-quarter percentage points because of numerous advantageous stock selections. These included overweight holdings in homebuilder PulteGroup, AOL and eBay. Nonbenchmark positions in building products supplier Masco and Cobalt International Energy also contributed significantly to the fund’s outperformance.

Partly offsetting these favorable results were several detractors, such as overweight positions in J.C. Penney, energy provider Exelon and technology giant Hewlett-Packard. Out-of-benchmark investments in energy supplier Weatherford International and Israeli drug manufacturer Teva Pharmaceuticals also detracted slightly from relative returns.

16 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Large-Cap Value Fund

Performance as of June 30, 2012

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	since inception
Large-Cap Value Fund	10/28/2002	9.99%	–0.65%	–2.53%	7.51%
Russell 1000 Value Index	—	8.68	3.01	–2.19	6.91

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2012

Large-Cap Value Fund	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period* (1/1/12–6/30/12)
Actual return	$1,000.00	$1,099.92	$2.71
5% annual hypothetical return	1,000.00	1,022.28	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 17

Large-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 6/30/2012
Financials	23.9
Energy	16.2
Health care	12.7
Industrials	10.2
Consumer discretionary	9.0
Information technology	8.5
Consumer staples	7.6
Utilities	5.4
Telecommunication services	4.3
Materials	2.1
Short-term investments	3.3
Other assets & liabilities, net	-3.2

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2012
More than $50 billion	43.4
More than $15 billion-$50 billion	25.4
More than $2 billion-$15 billion	26.6
$2 billion or less	4.6

Total	100.0

18 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Small-Cap Equity Fund

Performance for the six months ended June 30, 2012

The Small-Cap Equity Fund returned 7.30% for the period, compared with the 8.53% return of its benchmark, the Russell 2000® Index. For the one-year period ended June 30, 2012, the fund returned –4.66%, versus –2.08% for the index.

For the first quarter of 2012, U.S. stocks, as measured by the Russell 3000® Index, gained 12.87%. The rally was driven by positive U.S. economic data and easing concerns about the European sovereign debt crisis. However, stocks lost 3.15% in the second quarter on signs the U.S. economy was slowing, as well as on renewed worries about the fiscal health of Greece, Spain and other European countries. Despite the second-quarter decline, stocks finished the first half of the year up 9.32%.

Small-cap issues posted a solid advance for the six months but failed to keep pace with the broad market. Within the small-cap category, growth stocks outpaced value issues, 8.81% to 8.23%. (Returns are based on the Russell indexes.)

For the five years ended June 30, 2012, the Russell 2000 Index registered an average annual gain of 0.54%, outpacing the 0.39% average return for the Russell 3000 Index.

Three large sectors drive the benchmark’s rise

For the six-month period, eight of the nine industry sectors of the Russell 2000 Index posted positive returns, with three scoring double-digit gains. The largest contributions came from the health care, financial services and consumer discretionary sectors, which rose 20.9%, 12.2% and 11.5%, respectively. Together, these three sectors made up more than half of the benchmark’s total market capitalization on June 30, 2012.

Energy, the only sector in the index to post a loss for the period, returned –10.7%. Energy stocks came under pressure as a result of falling oil and natural gas prices.

For the six months, the fund trailed its benchmark largely because several stock choices did not perform as expected. Chief among them were overweight positions in wireless services provider BrightPoint, drug company ViroPharma and women’s apparel company Ascena Retail Group. An underweight in drug developer Vivus and the exclusion of Arena Pharmaceuticals also trimmed relative results slightly.

These effects were partly offset by successful stock selections, including overweight holdings in U.S. Airways, online marketer Liquidity Services, medical device company NuVasive and software developer SolarWinds.

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 19

Small-Cap Equity Fund

Performance as of June 30, 2012

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	since inception
Small-Cap Equity Fund	10/28/2002	7.30%	–4.66%	0.02%	9.72%
Russell 2000® Index	—	8.53	–2.08	0.54	9.74

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2012

Small-Cap Equity Fund	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period* (1/1/12–6/30/12)
Actual return	$1,000.00	$1,073.05	$2.83
5% annual hypothetical return	1,000.00	1,022.13	2.77

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.55%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

20 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Small-Cap Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2012
Financials	20.6
Industrials	19.7
Information technology	16.9
Consumer discretionary	12.4
Health care	12.3
Energy	4.8
Materials	4.6
Consumer staples	4.5
Utilities	2.7
Telecommunication services	1.1
Short-term investments	7.0
Other assets & liabilities, net	-6.6

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2012
More than $2 billion-$15 billion	33.0
$2 billion or less	67.0

Total	100.0

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 21

Stock Index Fund

Performance for the six months ended June 30, 2012

The Stock Index Fund returned 9.28% for the period, compared with the 9.32% return of its benchmark, the Russell 3000® Index. For the one-year period ended June 30, 2012, the fund returned 3.78%, versus 3.84% for the index.

For the six-month period, the fund’s return trailed that of its benchmark primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s return does not. The fund had a risk profile similar to that of its benchmark.

For the first quarter of 2012, U.S. stocks, as measured by the Russell 3000 Index, gained 12.87%. The rally was driven by positive U.S. economic data and easing concerns about the European sovereign debt crisis. However, stocks lost 3.15% in the second quarter on signs that growth was slowing, as well as on renewed worries about the fiscal health of Greece, Spain and other European nations. Despite the second quarter decline, stocks finished the first half of the year with a strong gain.

For the six months, large-cap stocks rose 9.38%, while small- and mid-cap issues returned 8.53% and 7.97%, respectively. Growth stocks within the Russell 3000 outperformed value issues, 9.98% to 8.64%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Three largest sectors drive the benchmark’s advance

For the period, eight of the nine industry sectors of the Russell 3000 generated positive returns, with four achieving double-digit gains. The biggest contributions to performance came from the benchmark’s three largest sectors—technology, financial services and consumer discretionary—which rose 11.9%, 13.6% and 13.0%, respectively. Together, these three sectors made up nearly half of the benchmark’s total market capitalization at period-end. Solid contributions from health care (up 12.8%) and producer durables (up 7.3%) also boosted the benchmark’s return.

Energy, down 3.2%, was the only sector in the benchmark to post a loss for the period. Energy stocks struggled due to falling oil and natural gas prices.

Three of the five largest stocks in the Russell 3000 Index scored exceptional gains for the six-month period. Apple led the way, rising 44.2%, followed by Microsoft and General Electric, which climbed 19.4% and 18.4%, respectively. In contrast, IBM (up 7.2%) and Exxon Mobil (up 2.2%) trailed the market.

22 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Stock Index Fund

Performance as of June 30, 2012

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Stock Index Fund	1/4/1999	9.28%	3.78%	0.43%	5.81%
Russell 3000 Index	—	9.32	3.84	0.39	5.81

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2012

Stock Index Fund	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period* (1/1/12–6/30/12)
Actual return	$1,000.00	$1,092.77	$0.47
5% annual hypothetical return	1,000.00	1.024.42	0.45

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 23

Stock Index Fund

Portfolio composition

Sector	% of net assets as of 6/30/2012
Information technology	18.9
Financials	16.0
Consumer discretionary	11.9
Health care	11.9
Industrials	11.0
Energy	9.7
Consumer staples	9.6
Materials	3.9
Utilities	3.7
Telecommunication services	2.8
Short-term investments	2.4
Other assets & liabilities, net	-1.8

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2012
More than $50 billion	42.2
More than $15 billion-$50 billion	24.9
More than $2 billion-$15 billion	25.5
$2 billion or less	7.4

Total	100.0

24 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Social Choice Equity Fund

Performance for the six months ended June 30, 2012

The Social Choice Equity Fund returned 6.22% for the period, compared with the 9.32% return of its benchmark, the Russell 3000® Index. For the one-year period ended June 30, 2012, the fund returned 0.71%, versus 3.84% for the index. The fund screens investments according to social criteria, while the benchmark does not.

Because of its social screens, the fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these issues produced mixed results during the six-month period, but the net effect was to decrease the fund’s return relative to that of its benchmark.

The biggest detraction from the fund’s relative performance resulted from the exclusion of Apple, the benchmark’s largest stock, which rose 44.2% during the first half of the year as the result of better-than-expected quarterly earnings. The absence of Bank of America (up 47.5%), AT&T (up 21.4%) and Wells Fargo (up 23.0%) trimmed relative returns as well. Avoiding Microsoft—the third largest stock in the index in terms of market capitalization on June 30, 2012—further reduced the fund’s results.

In contrast, relative performance was enhanced by the exclusion of four underperforming mega-cap energy companies: Exxon Mobil, Chevron, Schlumberger and Occidental Petroleum. Energy, constrained by falling oil and natural gas prices, was the only sector in the Russell 3000 Index to record a loss for the six months.

Quantitative modeling techniques help mitigate risks

To compensate for the fund’s exclusion of some stocks of the Russell 3000 Index, its managers use quantitative (mathematical) modeling and other techniques in an attempt to closely match, to the extent possible, the investment characteristics of the portfolio to those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of the overall capitalization of the benchmark.

During the period, the fund’s relative return was adversely affected by a number of overweight positions in the technology sector that did not perform as expected. Chief among these were Hewlett-Packard, Dell and Google, which fell 21.1%, 14.5% and 10.2%, respectively. Overweight holdings in McDonald’s and in three energy companies—Hess, Marathon Oil and Noble Energy—also lowered results.

Partly offsetting these detractors were positive contributions from overweight positions in Time Warner Cable, women’s apparel retailer TJX Companies, biotechnology firm Biogen Idec and chemical company LyondellBasell.

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 25

Social Choice Equity Fund

Performance as of June 30, 2012

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Social Choice Equity Fund	4/3/2000	6.22%	0.71%	0.42%	5.86%
Russell 3000® Index	—	9.32	3.84	0.39	5.81

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2012

Social Choice Equity Fund	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period* (1/1/12–6/30/12)
Actual return	$1,000.00	$1,062.17	$1.13
5% annual hypothetical return	1,000.00	1,023.77	1.11

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

26 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Social Choice Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2012
Financials	19.3
Information technology	17.1
Consumer discretionary	11.7
Health care	11.3
Industrials	11.2
Consumer staples	9.0
Energy	8.4
Materials	5.0
Utilities	4.8
Telecommunication services	1.5
Other assets & liabilities, net	0.7

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2012
More than $50 billion	23.7
More than $15 billion-$50 billion	44.0
More than $2 billion-$15 billion	28.7
$2 billion or less	3.6

Total	100.0

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 27

Real Estate Securities Fund

Performance for the six months ended June 30, 2012

The Real Estate Securities Fund returned 16.24% for the period, compared with the 14.91% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the one-year period ended June 30, 2012, the fund returned 12.85%, versus 12.48% for the index.

For the six-month period, real estate investment trusts (REITs) outpaced the broad U.S. stock market by more than five-and-a-half percentage points. The Russell 3000® Index gained 9.32%. REITs also outperformed the 2.37% return of the domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index.

The FTSE NAREIT index gained 10.49% in the first quarter of 2012, when investors’ increased appetite for risk lifted prices for equity securities, including REITs. In the second quarter, the fund’s benchmark earned 4.00%, as investors grew increasingly concerned about slowing economic growth and Europe’s debt crisis.

For the five years ended June 30, 2012, the benchmark produced an average annual return of 2.60%, topping the 0.39% average annual return of the Russell 3000 Index but lagging the 6.79% average return of the Barclays aggregate index.

All property sectors post robust gains

All 13 of the benchmark’s property sectors posted vigorous gains for the six months. The largest contributions to the benchmark’s rise came from the regional mall, office and health care sectors, which returned 22.7%, 13.7% and 12.7%, respectively. These three sectors constituted almost 40% of the index’s total market capitalization at period-end. Strong results from apartments, shopping centers and diversified REITs also helped boost returns.

The fund generated a double-digit return and outperformed its benchmark index largely because of numerous successful stock choices. These included out-of-benchmark positions in KB Home and Thomas Properties Group, an office, retail and multifamily property owner. Overweight holdings in mall operator Simon Property Group and shopping center manager DDR also helped relative results.

These positive contributions were partly offset by negative effects from other holdings, such as overweights in Entertainment Properties Trust, an owner of movie theaters and retail centers, and Prologis, a distribution facilities owner. The fund’s exclusion of West Coast property developer Kilroy Realty, which returned 29.1% for the period, trimmed returns slightly as well.

28 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Real Estate Securities Fund

Performance as of June 30, 2012

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	since inception
Real Estate Securities Fund	10/28/2002	16.24%	12.85%	2.25%	11.95%
FTSE NAREIT
All Equity REITs Index	—	14.91	12.48	2.60	12.33

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2012

Real Estate Securities Fund	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period* (1/1/12–6/30/12)
Actual return	$1,000.00	$1,162.39	$3.06
5% annual hypothetical return	1,000.00	1,022.03	2.87

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 29

Real Estate Securities Fund

Portfolio composition

Sector	% of net assets as of 6/30/2012
Specialized REITs	33.2
Retail REITs	23.9
Residential REITs	17.2
Office REITs	9.6
Diversified REITs	4.4
Industrial REITs	3.7
Real estate operating companies	2.0
Mortgage REITs	0.5
Diversified capital markets	0.5
Diversified real estate activities	0.1
Short-term investments	3.2
Other assets & liabilities, net	1.7

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2012
More than $15 billion-$50 billion	45.6
More than $2 billion-$15 billion	44.2
$2 billion or less	10.2

Total	100.0

30 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Bond Fund

Performance for the six months ended June 30, 2012

The Bond Fund returned 3.32% for the period, compared with the 2.37% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended June 30, 2012, the fund returned 7.09%, versus 7.47% for the index.

During the first quarter of 2012, the U.S. economy appeared to gain momentum. The Federal Reserve continued its large-scale purchases of government bonds, seeking to lower long-term interest rates, and investors were encouraged by solid growth in gross domestic product in the fourth quarter of 2011 and an uptick in job creation. At the same time, Europe seemed to be making progress in addressing its sovereign debt problems. Stocks rallied, bond prices fell, and the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned just 0.30% for the quarter.

In April and May, however, global growth slowed, and many investors sought relative safety in fixed-income investments, particularly U.S. Treasury securities. That helped to push bond prices higher. As a result, the benchmark rose 2.06% for the second quarter.

Corporate securities benefit from investor uncertainty

In the changing market environment, the lower volatility and potentially higher yields of corporate bonds attracted some investors. The 4.7% gain of corporate securities, which represented one-fifth of the benchmark’s total market capitalization at period-end, led the returns of other major fixed-income sectors for the six-month period. The small commercial mortgage-backed sector rose 4.4%, while U.S. mortgage-backed securities, comprising nearly one-third of the benchmark, returned 1.7%.

U.S. Treasury securities, the benchmark’s largest sector, lagged with a 1.5% return for the period. The yield on 10-year Treasuries fell from 1.89% at year-end 2011 to 1.67% six months later.

With corporate bonds outpacing Treasuries for the six months, the fund’s long-standing overweight position in corporate securities helped it to surpass the benchmark for the period. This outperformance was generated in the first quarter of 2012, when overweights in investment-grade corporate bonds boosted returns. An overweight in commercial mortgage-backed securities—and successful security selections in that sector—along with a nonbenchmark investment in Canadian covered bonds, also aided results.

This outperformance was partly offset when the fund lagged the benchmark in the second quarter because of an underweight position in well-performing Treasury securities.

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 31

Bond Fund

Performance as of June 30, 2012

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	since inception
Bond Fund	7/8/2003	3.32%	7.09%	5.81%	4.67%
Barclays U.S. Aggregate Bond Index	—	2.37	7.47	6.79	5.20

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2012

Bond Fund	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period* (1/1/12–6/30/12)
Actual return	$1,000.00	$1,033.20	$1.77
5% annual hypothetical return	1,000.00	1,023.12	1.76

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

32 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Bond Fund

Portfolio composition

% of net assets as of 6/30/2012
Corporate bonds	28.4
Mortgage-backed securities*	26.9
U.S. Treasury securities	18.6
Foreign government & corporate bonds denominated in U.S. dollars	18.3
Commercial mortgage-backed securities	3.8
U.S. agency securities	2.3
Asset-backed securities	1.7
Municipal bonds	1.1
Short-term investments	0.5
Other assets & liabilities, net	-1.6

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2012
Less than 1 year	4.8
1-3 years	20.6
3-5 years	26.3
5-10 years	38.0
Over 10 years	10.3

Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 6/30/2012
Aaa/AAA	50.2
Aa/AA	6.0
A/A	20.4
Baa/BBB	17.4
Ba/BB	4.0
B/B	1.3
Below B/B	0.4
Non-rated	0.3

Total	100.0

†

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 33

Money Market Fund

Performance for the six months ended June 30, 2012

The Money Market Fund returned 0.01% for the period, matching the 0.01% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its returns reflect the deduction of expenses charged by the funds included in the average.

During the first quarter of 2012, the U.S. economy appeared to gain momentum, and job creation increased. At the same time, Europe seemed to make progress in addressing its sovereign debt problems. In April and May, however, growth slowed in many nations, igniting fears of a worldwide recession.

To bolster the flagging economy, the Federal Reserve announced it would maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until late 2014. Seeking to lower long-term interest rates, the Fed extended its program of buying longer-term U.S. Treasury securities, while selling its shorter-term holdings, through 2012.

Treasury and LIBOR yields move in opposite directions

As the supply of short-term U.S. Treasury securities increased, their yields rose. The yield on three-month Treasuries went from 0.02% at year-end 2011 to 0.09% six months later.

Despite the fact that many money market funds left the European credit market, LIBOR yields fell, as banks found alternative financing through the European Central Bank. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) The yield on three-month LIBOR declined from 0.58% to 0.46%. At period-end, investigations by U.S. and British regulators called LIBOR into question as a reliable indicator of money market conditions.

In pursuit of relative value and to comply with SEC regulations, the fund maintained more than half of its portfolio in U.S. Treasury and agency securities. For additional yield, it continued to buy U.S. government floating-rate securities with two-year maturities and participated in repurchase agreements. Avoiding Europe, the fund made selective investments in top-tier Canadian and Australian banks. On June 26, 2012, the fund’s weighted average maturity was 51 days, versus 45 days for the average iMoneyNet fund.

34 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Money Market Fund

Net annualized yield for the 7 days ended June 26, 2012*

	Current yield	Effective yield
Money Market Fund	0.04%	0.04%
iMoneyNet Money Fund Report Averages—All Taxable†	0.03	0.03

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2012

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	since inception
Money Market Fund	7/8/2003	0.01%	0.01%	1.23%	2.10%
iMoneyNet Money Fund Report Averages—All Taxable†	—	0.01	0.02	0.91	1.69	‡

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Investments in the TIAA-CREF Life Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

†	The iMoneyNet Money Fund Report Averages–All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.
‡	The performance above is computed from August 2003 because the iMoneyNet return is calculated only on a monthly basis.

TIAA-CREF Life Funds ¡ 2012 Semiannual Report 35

Money Market Fund

Expense example

Six months ended June 30, 2012

Money Market Fund	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period* (1/1/12–6/30/12)
Actual return	$1,000.00	$1,000.06	$0.75
5% annual hypothetical return	1,000.00	1,024.12	0.75

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.15%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 6/30/2012
Commercial paper	42.6
U.S. government agency securities	21.2
U.S. Treasury securities	19.7
Floating rate securities, U.S. government	10.8
Certificates of deposit	3.9
Bankers’ acceptances	0.5
Other assets & liabilities, net	1.3

Total	100.0

36 2012 Semiannual Report ¡ TIAA-CREF Life Funds

Summary portfolio of investments (unaudited)

Growth Equity Fund   ▪  June 30, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$82,574	0.2%

CAPITAL GOODS
13,096		Boeing Co	973,033	2.2
9,855		Honeywell International, Inc	550,303	1.3
5,493		Precision Castparts Corp	903,544	2.0
4,870		Roper Industries, Inc	480,085	1.1
		Other	535,115	1.2

			3,442,080	7.8

COMMERCIAL & PROFESSIONAL SERVICES			554,707	1.3

CONSUMER DURABLES & APPAREL
9,309		Nike, Inc (Class B)	817,144	1.9
2,664		Ralph Lauren Corp	373,120	0.8
		Other	388,563	0.9

			1,578,827	3.6

CONSUMER SERVICES
20,777		Starbucks Corp	1,107,830	2.5
8,258		Starwood Hotels & Resorts Worldwide, Inc	438,004	1.0
4,191		Wynn Resorts Ltd	434,690	1.0
6,326		Yum! Brands, Inc	407,521	0.9
		Other	73,974	0.2

			2,462,019	5.6

DIVERSIFIED FINANCIALS
28,060		Blackstone Group LP	366,744	0.9
3,159	*	IntercontinentalExchange, Inc	429,561	1.0
11,339		Moody’s Corp	414,440	0.9
		Other	593,666	1.3

			1,804,411	4.1

ENERGY
6,859		National Oilwell Varco, Inc	441,994	1.0
8,409		Schlumberger Ltd	545,828	1.2
15,182		Suncor Energy, Inc	439,012	1.0
		Other	204,460	0.5

			1,631,294	3.7

FOOD & STAPLES RETAILING			215,042	0.5

FOOD, BEVERAGE & TOBACCO
8,425		Mead Johnson Nutrition Co	678,297	1.5
		Other	557,297	1.2

			1,235,594	2.7

HEALTH CARE EQUIPMENT & SERVICES
7,011	*	Cerner Corp	579,529	1.3

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	37

Summary portfolio of investments (unaudited)	continued

Growth Equity Fund   ▪  June 30, 2012

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES—continued
1,294	*	Intuitive Surgical, Inc	$716,604	1.6%
		Other	246,742	0.6

			1,542,875	3.5

HOUSEHOLD & PERSONAL PRODUCTS
7,805		Estee Lauder Cos (Class A)	422,407	1.0

			422,407	1.0

MATERIALS
9,535		Ecolab, Inc	653,433	1.5
15,232		Monsanto Co	1,260,905	2.8
		Other	137,645	0.3

			2,051,983	4.6

MEDIA
15,348		Comcast Corp (Class A)	490,676	1.1
9,211	*	DIRECTV	449,681	1.0
6,179		Scripps Networks Interactive (Class A)	351,338	0.8
20,785		Walt Disney Co	1,008,072	2.3
		Other	232,038	0.5

			2,531,805	5.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
6,167		Abbott Laboratories	397,586	0.9
7,625	*	Alexion Pharmaceuticals, Inc	757,163	1.7
7,143		Allergan, Inc	661,228	1.5
4,514	*	Biogen Idec, Inc	651,731	1.5
6,590		Johnson & Johnson	445,220	1.0
3,771		Novo Nordisk AS (Class B)	546,934	1.2
		Other	1,229,637	2.8

			4,689,499	10.6

REAL ESTATE			327,109	0.7

RETAILING
7,606	*	Amazon.com, Inc	1,736,830	3.9
		Other	71,280	0.2

			1,808,110	4.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			491,233	1.1

SOFTWARE & SERVICES
19,077	*	Adobe Systems, Inc	617,522	1.4
20,264	*	eBay, Inc	851,290	1.9
8,403	*	Gartner, Inc	361,749	0.8
2,312	*	Google, Inc (Class A)	1,341,122	3.0
28,350		Intuit, Inc	1,682,573	3.8
2,232		Mastercard, Inc (Class A)	960,006	2.2

38	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth Equity Fund   ▪  June 30, 2012

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES—continued
43,308		Microsoft Corp		$1,324,792	3.0%
18,410	*	Nuance Communications, Inc		438,526	1.0
12,192	*	Red Hat, Inc		688,604	1.6
4,021	*	Salesforce.com, Inc		555,943	1.2
8,762		Visa, Inc (Class A)		1,083,246	2.4
		Other		1,383,248	3.2

				11,288,621	25.5

TECHNOLOGY HARDWARE & EQUIPMENT
5,667	*	Apple, Inc		3,309,528	7.5
34,225		Cisco Systems, Inc		587,643	1.3
34,831	*	EMC Corp		892,719	2.0
7,785		Qualcomm, Inc		433,469	1.0

				5,223,359	11.8

TELECOMMUNICATION SERVICES				306,058	0.7

TRANSPORTATION
4,957		FedEx Corp		454,111	1.0

				454,111	1.0

		TOTAL COMMON STOCKS	(Cost $39,804,792)	44,143,718	99.8

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
429,488	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		429,488	1.0

				429,488	1.0

		TOTAL SHORT-TERM INVESTMENTS	(Cost $429,488)	429,488	1.0

		TOTAL PORTFOLIO	(Cost $40,234,280)	44,573,206	100.8
		OTHER ASSETS & LIABILITIES, NET		(371,318)	(0.8)

		NET ASSETS		$44,201,888	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

The aggregate value of securities on loan is $425,550.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	39

Summary portfolio of investments (unaudited)

Growth & Income Fund  ▪  June 30, 2012

Shares	Company	Value	% of net assets

COMMON STOCKS
BANKS
27,735	US Bancorp	$891,958	1.0%
54,330	Wells Fargo & Co	1,816,795	2.1
	Other	888,994	1.1

		3,597,747	4.2

CAPITAL GOODS
58,636	General Electric Co	1,221,974	1.4
18,268	Honeywell International, Inc	1,020,085	1.2
3,512	Precision Castparts Corp	577,689	0.7
5,797	Roper Industries, Inc	571,468	0.7
	Other	2,709,198	3.1

		6,100,414	7.1

CONSUMER DURABLES & APPAREL		1,366,700	1.6

CONSUMER SERVICES
10,530	Starbucks Corp	561,460	0.6
	Other	1,552,276	1.8

		2,113,736	2.4

DIVERSIFIED FINANCIALS
10,101	American Express Co	587,980	0.7
22,140	Discover Financial Services	765,601	0.9
16,460	JPMorgan Chase & Co	588,116	0.7
	Other	2,444,551	2.7

		4,386,248	5.0

ENERGY
11,280	Anadarko Petroleum Corp	746,736	0.8
16,344	Chevron Corp	1,724,292	2.0
29,914	Exxon Mobil Corp	2,559,741	3.0
10,940	Occidental Petroleum Corp	938,324	1.1
8,299	Schlumberger Ltd	538,688	0.6
	Other	1,802,695	2.1

		8,310,476	9.6

FOOD & STAPLES RETAILING
11,276	Wal-Mart Stores, Inc	786,163	0.9
	Other	301,497	0.4

		1,087,660	1.3

FOOD, BEVERAGE & TOBACCO
20,715	Coca-Cola Co	1,619,706	1.9
11,226	Hershey Co	808,609	1.0
9,455	PepsiCo, Inc	668,090	0.8
20,736	Philip Morris International, Inc	1,809,423	2.1
	Other	3,078,450	3.5

		7,984,278	9.3

40	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2012

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
16,091		Cardinal Health, Inc	$675,822	0.8%
11,475	*	Express Scripts Holding Co	640,649	0.7
		Other	720,370	0.8

			2,036,841	2.3

HOUSEHOLD & PERSONAL PRODUCTS
9,772		Procter & Gamble Co	598,535	0.7
		Other	936,500	1.1

			1,535,035	1.8

INSURANCE
12,327		ACE Ltd	913,801	1.1
8,625		Travelers Cos, Inc	550,620	0.6
		Other	1,285,203	1.5

			2,749,624	3.2

MATERIALS
11,011		Monsanto Co	911,490	1.1
		Other	1,701,526	1.9

			2,613,016	3.0

MEDIA
29,526		Comcast Corp (Class A)	943,946	1.1
15,995		Walt Disney Co	775,758	0.9
		Other	1,528,565	1.8

			3,248,269	3.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
16,993		Abbott Laboratories	1,095,539	1.3
6,395		Allergan, Inc	591,985	0.7
4,518	*	Biogen Idec, Inc	652,309	0.8
17,675	*	Gilead Sciences, Inc	906,374	1.0
19,273		Johnson & Johnson	1,302,084	1.5
86,725		Pfizer, Inc	1,994,675	2.3
		Other	3,246,513	3.8

			9,789,479	11.4

REAL ESTATE
10,759		American Tower Corp	752,162	0.9
		Other	882,508	1.0

			1,634,670	1.9

RETAILING
21,814		Home Depot, Inc	1,155,924	1.3
17,537		TJX Companies, Inc	752,863	0.9
		Other	2,302,759	2.7

			4,211,546	4.9

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	41

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2012

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
30,266		Intel Corp		$806,589	0.9%
		Other		880,809	1.1

				1,687,398	2.0

SOFTWARE & SERVICES
17,916	*	eBay, Inc		752,651	0.9
1,323	*,d	Google, Inc (Class A)		767,433	0.9
4,237		International Business Machines Corp		828,673	1.0
49,483		Microsoft Corp		1,513,685	1.8
39,065		Oracle Corp		1,160,231	1.3
		Other		2,407,103	2.7

				7,429,776	8.6

TECHNOLOGY HARDWARE & EQUIPMENT
7,317	*	Apple, Inc		4,273,128	5.0
51,463		Cisco Systems, Inc		883,620	1.0
16,279		Qualcomm, Inc		906,415	1.1
		Other		1,449,049	1.6

				7,512,212	8.7

TELECOMMUNICATION SERVICES
41,118		AT&T, Inc		1,466,268	1.7
		Other		135,126	0.2

				1,601,394	1.9

TRANSPORTATION
6,840		United Parcel Service, Inc (Class B)		538,718	0.6
		Other		886,271	1.0

				1,424,989	1.6

UTILITIES
13,797		Edison International		637,421	0.7
		Other		1,626,726	1.9

				2,264,147	2.6

		TOTAL COMMON STOCKS	(Cost $76,144,451)	84,685,655	98.2

42	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ▪  June 30, 2012

Principal		Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$1,200,000		Federal Home Loan Bank (FHLB)	0.001%, 07/02/12	$1,200,000	1.4%

				1,200,000	1.4

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
293,603	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		293,602	0.3

				293,602	0.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,493,603)	1,493,602	1.7

		TOTAL PORTFOLIO	(Cost $77,638,054)	86,179,257	99.9
		OTHER ASSETS & LIABILITIES, NET		58,261	0.1

		NET ASSETS		$86,237,518	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion to these securities have been segregated by the custodian to cover requirements on open written options contracts.

The aggregate value of securities on loan is $298,867.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	43

Summary portfolio of investments (unaudited)

International Equity Fund  ▪  June 30, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
BELGIUM
27,309		UCB S.A.	$1,379,524	1.5%

			1,379,524	1.5

FRANCE
60,136		BNP Paribas	2,318,524	2.7
15,233		Compagnie Generale d’Optique Essilor International S.A.	1,415,141	1.6
43,285	e	Lafarge S.A.	1,933,029	2.3
4,063		Technip S.A.	423,429	0.5
		Other	305,889	0.4

			6,396,012	7.5

GERMANY
87,623		Bayer AG.	6,314,048	7.3
15,973		Beiersdorf AG.	1,035,490	1.2
51,789		Henkel KGaA (Preference)	3,441,160	4.0
55,537		Lanxess AG.	3,514,631	4.0
14,247		Merck KGaA	1,422,796	1.6
17,053		Rheinmetall AG.	838,276	1.0

			16,566,401	19.1

HONG KONG
1,484,000		Li & Fung Ltd	2,873,395	3.3
		Other	148,233	0.2

			3,021,628	3.5

INDIA
214,478		DLF Ltd	770,856	0.9
242,153		HDFC Bank Ltd	2,466,404	2.9
		Other	350,795	0.4

			3,588,055	4.2

ITALY			190,340	0.2

JAPAN
44,100		Asics Corp	559,435	0.7
15,770	e	Canon, Inc	629,389	0.7
15,800		Daikin Industries Ltd	444,965	0.5
14,822		Denso Corp	506,482	0.6
3,200		Fast Retailing Co Ltd	640,293	0.8
265,000		Hitachi Ltd	1,633,948	1.9
16,700	e	Konami Corp	378,402	0.4
23,500		Sanrio Co Ltd	856,769	1.0
35,850		Shin-Etsu Chemical Co Ltd	1,974,188	2.3
317,500	e	Teijin Ltd	966,520	1.1
27,800		Toyota Motor Corp	1,122,069	1.3
		Other	1,593,953	1.8

			11,306,413	13.1

44	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

International Equity Fund  ▪  June 30, 2012

Shares		Company		Value	% of net assets

NETHERLANDS				$27,662	0.1%

SWEDEN
50,064		Assa Abloy AB (Class B)		1,398,089	1.6
120,048		SKF AB (B Shares)		2,366,384	2.7

				3,764,473	4.3

SWITZERLAND
64,899	e	Adecco S.A.		2,886,044	3.3
3,880		Burckhardt Compression Holding AG.		996,596	1.2
238,108	*	Clariant AG.		2,353,073	2.7
592		Givaudan S.A.		581,027	0.7
34,824		Holcim Ltd		1,929,439	2.2
12,985		Swatch Group AG. Reg		903,385	1.0
15,166		Tecan Group AG.		1,046,592	1.2
113,088	*	UBS AG. (Switzerland)		1,323,375	1.5
		Other		299,097	0.4

				12,318,628	14.2

TAIWAN				100,912	0.1

UNITED KINGDOM
487,364		Barclays plc		1,245,337	1.4
144,793		British Sky Broadcasting plc		1,578,518	1.8
125,786		Carnival plc		4,300,687	4.9
105,429		Compass Group plc		1,106,691	1.3
290,332		Filtrona plc		2,177,757	2.5
30,775		Imperial Tobacco Group plc		1,185,707	1.4
1,509,576		Man Group plc		1,806,312	2.1
34,229		Petrofac Ltd		747,127	0.9
64,246		Reckitt Benckiser Group plc		3,395,850	3.9
229,930		Reed Elsevier plc		1,842,923	2.2
106,113		Smiths Group plc		1,685,219	1.9
212,305		Tate & Lyle plc		2,156,154	2.5
76,031		Tullow Oil plc		1,757,272	2.0
90,998		Wolseley plc		3,391,739	3.9
		Other		360,092	0.4

				28,737,385	33.1

		TOTAL COMMON STOCKS	(Cost $96,398,583)	87,397,433	100.9

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	45

Summary portfolio of investments (unaudited)	concluded

International Equity Fund  ▪  June 30, 2012

Shares		Company		Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
5,333,952	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$5,333,952	6.2%

				5,333,952	6.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $5,333,952)	5,333,952	6.2

		TOTAL PORTFOLIO	(Cost $101,732,535)	92,731,385	107.1
		OTHER ASSETS & LIABILITIES, NET		(6,153,139)	(7.1)

		NET ASSETS		$86,578,246	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,243,370.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary of market values by sector (unaudited)

International Equity Fund   ▪  June 30, 2012

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$16,569,840	19.0%
MATERIALS	15,497,859	17.9
INDUSTRIALS	15,273,458	17.6
CONSUMER STAPLES	11,860,301	13.7
HEALTH CARE	11,578,100	13.4
FINANCIALS	10,369,301	12.0
ENERGY	3,505,923	4.1
INFORMATION TECHNOLOGY	2,742,651	3.2
SHORT-TERM INVESTMENTS	5,333,952	6.2
OTHER ASSETS & LIABILITIES, NET	(6,153,139)	(7.1)

NET ASSETS	$86,578,246	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	47

Summary portfolio of investments (unaudited)

Large-Cap Value Fund   ▪  June 30, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$274,231	0.4%

BANKS
20,981		US Bancorp	674,749	1.0
50,275		Wells Fargo & Co	1,681,196	2.6
		Other	1,540,456	2.4

			3,896,401	6.0

CAPITAL GOODS
8,084		Boeing Co	600,641	0.9
102,492		General Electric Co	2,135,933	3.3
7,092		Honeywell International, Inc	396,017	0.6
12,401		Tyco International Ltd	655,393	1.0
		Other	2,127,813	3.3

			5,915,797	9.1

CONSUMER DURABLES & APPAREL
37,297	*	Pulte Homes, Inc	399,078	0.6
		Other	355,531	0.6

			754,609	1.2

CONSUMER SERVICES
13,888		Carnival Corp	475,942	0.7
		Other	586,925	0.9

			1,062,867	1.6

DIVERSIFIED FINANCIALS
86,219		Bank of America Corp	705,271	1.1
7,210		Capital One Financial Corp	394,099	0.6
37,346		Citigroup, Inc	1,023,654	1.6
14,890		Discover Financial Services	514,896	0.8
16,872		JPMorgan Chase & Co	602,837	0.9
42,415		Morgan Stanley	618,835	0.9
9,621		State Street Corp	429,481	0.7
		Other	1,040,389	1.6

			5,329,462	8.2

ENERGY
16,572		Chevron Corp	1,748,346	2.7
36,638		Exxon Mobil Corp	3,135,114	4.8
15,628		Occidental Petroleum Corp	1,340,414	2.1
13,142	*	Southwestern Energy Co	419,624	0.6
40,942	*	Weatherford International Ltd	517,097	0.8
		Other	3,415,969	5.2

			10,576,564	16.2

FOOD & STAPLES RETAILING			284,446	0.4

48	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪  June 30, 2012

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
12,643		Altria Group, Inc	$436,816	0.7%
11,710	e	Consumer Staples Select Sector SPDR Fund	407,156	0.6
16,556		Kraft Foods, Inc (Class A)	639,393	1.0
5,645		PepsiCo, Inc	398,876	0.6
		Other	1,215,891	1.8

			3,098,132	4.7

HEALTH CARE EQUIPMENT & SERVICES
14,141		Cardinal Health, Inc	593,922	0.9
13,837		UnitedHealth Group, Inc	809,465	1.2
		Other	655,904	1.1

			2,059,291	3.2

HOUSEHOLD & PERSONAL PRODUCTS
23,895		Procter & Gamble Co	1,463,569	2.3
		Other	81,764	0.1

			1,545,333	2.4

INSURANCE
6,935		ACE Ltd	514,092	0.8
12,257		Marsh & McLennan Cos, Inc	395,043	0.6
12,493		Metlife, Inc	385,409	0.6
15,177		Principal Financial Group	398,093	0.6
8,457		Prudential Financial, Inc	409,573	0.6
7,362		Travelers Cos, Inc	469,990	0.7
		Other	1,806,704	2.8

			4,378,904	6.7

MATERIALS			1,333,668	2.1

MEDIA
16,399		Comcast Corp (Class A)	524,276	0.8
14,376		Walt Disney Co	697,236	1.1
		Other	877,023	1.3

			2,098,535	3.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
19,624		Johnson & Johnson	1,325,798	2.0
25,427		Merck & Co, Inc	1,061,577	1.6
83,407		Pfizer, Inc	1,918,361	3.0
21,702		Teva Pharmaceutical Industries Ltd (ADR)	855,927	1.3
		Other	1,060,691	1.6

			6,222,354	9.5

REAL ESTATE
27,176		Weyerhaeuser Co	607,655	0.9
		Other	1,455,589	2.3

			2,063,244	3.2

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	49

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪  June 30, 2012

Shares		Company		Value	% of net assets

RETAILING
20,742	e	JC Penney Co, Inc		$483,496	0.7%
		Other		1,189,577	1.8

				1,673,073	2.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,122,409	1.7

SOFTWARE & SERVICES
13,285	*	eBay, Inc		558,103	0.8
		Other		932,088	1.5

				1,490,191	2.3

TECHNOLOGY HARDWARE & EQUIPMENT
53,277		Cisco Systems, Inc		914,766	1.4
40,771		Corning, Inc		527,169	0.8
34,787		Hewlett-Packard Co		699,567	1.1
		Other		765,237	1.2

				2,906,739	4.5

TELECOMMUNICATION SERVICES
69,330		AT&T, Inc		2,472,308	3.8
		Other		327,182	0.5

				2,799,490	4.3

TRANSPORTATION				734,761	1.1

UTILITIES
20,508		Duke Energy Corp		472,914	0.7
23,175		Exelon Corp		871,843	1.3
15,194		Xcel Energy, Inc		431,662	0.7
		Other		1,768,674	2.7

				3,545,093	5.4

		TOTAL COMMON STOCKS	(Cost $65,309,175)	65,165,594	99.9

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,116,908	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		2,116,908	3.3

				2,116,908	3.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,116,908)	2,116,908	3.3

		TOTAL PORTFOLIO	(Cost $67,426,083)	67,282,502	103.2
		OTHER ASSETS & LIABILITIES, NET		(2,070,657)	(3.2)

		NET ASSETS		$65,211,845	100.0%

50	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ▪  June 30, 2012

Abbreviation(s):

ADR     American Depositary Receipt

SPDR    Standard & Poor’s Depository Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,112,219.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	51

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund  ▪  June 30, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$627,943	1.1%

BANKS
12,112		East West Bancorp, Inc	284,147	0.5
17,929		FirstMerit Corp	296,187	0.5
7,154	*	SVB Financial Group	420,083	0.7
6,355		UMB Financial Corp	325,567	0.5
		Other	2,671,495	4.7

			3,997,479	6.9

CAPITAL GOODS
12,380		Actuant Corp (Class A)	336,241	0.6
7,900		Applied Industrial Technologies, Inc	291,115	0.5
8,641		Belden CDT, Inc	288,177	0.5
9,648	*	EnerSys	338,356	0.6
6,171		Franklin Electric Co, Inc	315,523	0.5
7,950		Robbins & Myers, Inc	332,469	0.6
5,380	*	Teledyne Technologies, Inc	331,677	0.6
15,700	*,e	USG Corp	299,085	0.5
		Other	4,184,579	7.3

			6,717,222	11.7

COMMERCIAL & PROFESSIONAL SERVICES
8,146	*	Acacia Research (Acacia Technologies)	303,357	0.5
8,062	*	Advisory Board Co	399,795	0.7
12,133	*	Tetra Tech, Inc	316,429	0.5
		Other	1,666,479	2.9

			2,686,060	4.6

CONSUMER DURABLES & APPAREL
14,500		Brunswick Corp	322,190	0.6
		Other	1,676,779	2.9

			1,998,969	3.5

CONSUMER SERVICES
5,270	*,e	Coinstar, Inc	361,838	0.6
9,470		Domino’s Pizza, Inc	292,718	0.5
		Other	1,687,831	2.9

			2,342,387	4.0

DIVERSIFIED FINANCIALS			946,130	1.6

ENERGY
9,846		Energy XXI Bermuda Ltd	308,081	0.5
		Other	2,499,338	4.3

			2,807,419	4.8

52	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Small-Cap Equity Fund  ▪  June 30, 2012

Shares		Company	Value	% of net assets

FOOD & STAPLES RETAILING
7,051		Harris Teeter Supermarkets, Inc	$289,021	0.5%
		Other	600,702	1.0

			889,723	1.5

FOOD, BEVERAGE & TOBACCO
2,492	*,e	Boston Beer Co, Inc (Class A)	301,532	0.5
		Other	957,820	1.7

			1,259,352	2.2

HEALTH CARE EQUIPMENT & SERVICES
9,706	*	Align Technology, Inc	324,763	0.6
7,240	*	WellCare Health Plans, Inc	383,720	0.7
		Other	2,294,884	3.8

			3,003,367	5.1

HOUSEHOLD & PERSONAL PRODUCTS			460,701	0.8

INSURANCE
3,600		Allied World Assurance Co Holdings Ltd	286,092	0.5
19,598		First American Financial Corp	332,382	0.6
5,330		ProAssurance Corp	474,850	0.8
		Other	960,200	1.6

			2,053,524	3.5

MATERIALS			2,677,538	4.6

MEDIA			525,009	0.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
14,584	*	Medicines Co	334,557	0.6
4,350	*	Onyx Pharmaceuticals, Inc	289,057	0.5
6,786	*,e	Questcor Pharmaceuticals, Inc	361,287	0.6
		Other	3,162,120	5.4

			4,147,021	7.1

REAL ESTATE
5,699		Equity Lifestyle Properties, Inc	393,060	0.7
14,610		Extra Space Storage, Inc	447,066	0.8
4,968		Home Properties, Inc	304,836	0.5
13,500		LaSalle Hotel Properties	393,390	0.7
15,952		Pennymac Mortgage Investment Trust	314,733	0.5
7,830		Post Properties, Inc	383,278	0.7
14,600		Starwood Property Trust, Inc	311,126	0.5
11,047		Tanger Factory Outlet Centers, Inc	354,056	0.6
		Other	2,053,987	3.5

			4,955,532	8.5

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	53

Summary portfolio of investments (unaudited)	continued

Small-Cap Equity Fund  ▪  June 30, 2012

Shares		Company		Value	% of net assets

RETAILING				$1,737,433	3.0%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
9,200	*	Ultratech, Inc		289,800	0.5
		Other		1,400,682	2.4

				1,690,482	2.9

SOFTWARE & SERVICES
14,516	*	Aspen Technology, Inc		336,045	0.6
7,834	*	Commvault Systems, Inc		388,331	0.7
6,760		IAC/InterActiveCorp		308,256	0.5
8,799		MAXIMUS, Inc		455,348	0.8
7,213	*	SolarWinds, Inc		314,198	0.5
		Other		3,640,170	6.3

				5,442,348	9.4

TECHNOLOGY HARDWARE & EQUIPMENT
9,200		Adtran, Inc		277,748	0.5
		Other		2,393,918	4.1

				2,671,666	4.6

TELECOMMUNICATION SERVICES
14,115	*	tw telecom inc (Class A)		362,191	0.6
		Other		303,013	0.5

				665,204	1.1

TRANSPORTATION
9,744	*	Alaska Air Group, Inc		349,810	0.6
23,041	*,e	US Airways Group, Inc		307,136	0.5
		Other		1,373,492	2.4

				2,030,438	3.5

UTILITIES
13,671		Portland General Electric Co		364,469	0.6
6,640		Southwest Gas Corp		289,836	0.5
		Other		913,263	1.6

				1,567,568	2.7

		TOTAL COMMON STOCKS	(Cost $53,865,570)	57,900,515	99.6

54	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund  ▪  June 30, 2012

Shares		Company		Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,053,417	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$4,053,417	7.0%

				4,053,417	7.0

		TOTAL SHORT-TERM INVESTMENTS	(Cost $4,053,417)	4,053,417	7.0

		TOTAL PORTFOLIO	(Cost $57,918,987)	61,953,932	106.6
		OTHER ASSETS & LIABILITIES, NET		(3,813,936)	(6.6)

		NET ASSETS		$58,139,996	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,070,093.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	55

Summary portfolio of investments (unaudited)

Stock Index Fund  ▪  June 30, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$1,615,775	0.8%

BANKS
24,055		US Bancorp	773,609	0.4
62,216		Wells Fargo & Co	2,080,503	1.1
		Other	3,614,603	1.9

			6,468,715	3.4

CAPITAL GOODS
8,899		3M Co	797,350	0.4
9,495		Boeing Co	705,478	0.4
134,629		General Electric Co	2,805,668	1.5
11,601		United Technologies Corp	876,224	0.4
		Other	10,489,921	5.4

			15,674,641	8.1

COMMERCIAL & PROFESSIONAL SERVICES			1,792,741	0.9

CONSUMER DURABLES & APPAREL			2,557,466	1.3

CONSUMER SERVICES
12,905		McDonald’s Corp	1,142,480	0.6
		Other	3,254,712	1.7

			4,397,192	2.3

DIVERSIFIED FINANCIALS
12,716		American Express Co	740,198	0.4
136,846		Bank of America Corp	1,119,400	0.6
37,170		Citigroup, Inc	1,018,830	0.5
48,372		JPMorgan Chase & Co	1,728,332	0.9
		Other	5,766,225	3.0

			10,372,985	5.4

ENERGY
25,051		Chevron Corp	2,642,880	1.4
16,057		ConocoPhillips	897,265	0.5
59,380	d	Exxon Mobil Corp	5,081,147	2.6
10,329		Occidental Petroleum Corp	885,918	0.5
17,132		Schlumberger Ltd	1,112,038	0.6
		Other	8,166,253	4.1

			18,785,501	9.7

FOOD & STAPLES RETAILING
16,272		CVS Corp	760,391	0.4
21,461		Wal-Mart Stores, Inc	1,496,261	0.8
		Other	1,691,228	0.9

			3,947,880	2.1

FOOD, BEVERAGE & TOBACCO
25,840		Altria Group, Inc	892,772	0.5
24,665		Coca-Cola Co	1,928,556	1.0

56	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2012

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO—continued
22,126		Kraft Foods, Inc (Class A)	$854,506	0.5%
19,860		PepsiCo, Inc	1,403,308	0.7
21,659		Philip Morris International, Inc	1,889,964	1.0
		Other	3,786,715	1.9

			10,755,821	5.6

HEALTH CARE EQUIPMENT & SERVICES
13,174		UnitedHealth Group, Inc	770,679	0.4
		Other	7,469,454	3.9

			8,240,133	4.3

HOUSEHOLD & PERSONAL PRODUCTS
34,796		Procter & Gamble Co	2,131,255	1.1
		Other	1,758,901	0.9

			3,890,156	2.0

INSURANCE
22,243	*	Berkshire Hathaway, Inc (Class B)	1,853,509	1.0
		Other	5,198,726	2.7

			7,052,235	3.7

MATERIALS			7,496,486	3.9

MEDIA
34,103		Comcast Corp (Class A)	1,090,273	0.6
22,699		Walt Disney Co	1,100,901	0.6
		Other	4,211,676	2.1

			6,402,850	3.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
19,717		Abbott Laboratories	1,271,155	0.7
9,876		Amgen, Inc	721,343	0.4
21,449		Bristol-Myers Squibb Co	771,092	0.4
34,874		Johnson & Johnson	2,356,087	1.2
38,624		Merck & Co, Inc	1,612,552	0.8
95,090		Pfizer, Inc	2,187,070	1.1
		Other	5,690,116	3.0

			14,609,415	7.6

REAL ESTATE			7,040,610	3.7

RETAILING
4,601	*	Amazon.com, Inc	1,050,638	0.6
19,436		Home Depot, Inc	1,029,914	0.6
		Other	5,841,551	2.9

			7,922,103	4.1

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	57

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2012

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
63,681		Intel Corp		$1,697,099	0.9%
		Other		3,020,738	1.6

				4,717,837	2.5

SOFTWARE & SERVICES
3,286	*	Google, Inc (Class A)		1,906,110	1.0
13,842		International Business Machines Corp		2,707,218	1.4
95,327		Microsoft Corp		2,916,053	1.5
48,849		Oracle Corp		1,450,815	0.8
6,645		Visa, Inc (Class A)		821,521	0.4
		Other		8,229,966	4.3

				18,031,683	9.4

TECHNOLOGY HARDWARE & EQUIPMENT
11,874	*	Apple, Inc		6,934,416	3.6
68,419		Cisco Systems, Inc		1,174,754	0.6
21,638		Qualcomm, Inc		1,204,804	0.7
		Other		4,294,022	2.1

				13,607,996	7.0

TELECOMMUNICATION SERVICES
74,453		AT&T, Inc		2,654,994	1.4
36,088		Verizon Communications, Inc		1,603,751	0.8
		Other		1,167,553	0.6

				5,426,298	2.8

TRANSPORTATION
6,047		Union Pacific Corp		721,468	0.4
9,200		United Parcel Service, Inc (Class B)		724,592	0.4
		Other		2,265,870	1.0

				3,711,930	1.8

UTILITIES				7,180,411	3.7

		TOTAL COMMON STOCKS	(Cost $166,107,324)	191,698,860	99.4

RIGHTS/WARRANTS
BANKS				87	0.0

ENERGY				0	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $0)	87	0.0

58	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Fund  ▪  June 30, 2012

Shares		Company		Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,563,556	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$4,563,556	2.4%

				4,563,556	2.4

		TOTAL SHORT-TERM INVESTMENTS	(Cost $4,563,556)	4,563,556	2.4

		TOTAL PORTFOLIO	(Cost $170,670,880)	196,262,503	101.8
		OTHER ASSETS & LIABILITIES, NET		(3,434,556)	(1.8)

		NET ASSETS		$192,827,947	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

The aggregate value of securities on loan is $4,551,522.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	59

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ▪  June 30, 2012

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$523,483	1.3%

BANKS
8,225	BB&T Corp	253,741	0.6
4,452	PNC Financial Services Group, Inc	272,062	0.7
10,756	US Bancorp	345,913	0.9
	Other	394,658	1.0

		1,266,374	3.2

CAPITAL GOODS
3,910	3M Co	350,336	0.9
4,977	Danaher Corp	259,202	0.6
2,940	Deere & Co	237,758	0.6
5,628	Emerson Electric Co	262,152	0.7
1,507	Precision Castparts Corp	247,886	0.6
	Other	1,889,827	4.7

		3,247,161	8.1

COMMERCIAL & PROFESSIONAL SERVICES		262,586	0.7

CONSUMER DURABLES & APPAREL		443,932	1.1

CONSUMER SERVICES
4,695	McDonald’s Corp	415,648	1.0
5,443	Starbucks Corp	290,221	0.7
	Other	326,242	0.8

		1,032,111	2.5

DIVERSIFIED FINANCIALS
5,922	American Express Co	344,720	0.8
4,874	Capital One Financial Corp	266,413	0.7
	Other	1,921,077	4.8

		2,532,210	6.3

ENERGY
3,775	National Oilwell Varco, Inc	243,261	0.6
	Other	3,139,582	7.8

		3,382,843	8.4

FOOD & STAPLES RETAILING		378,017	0.9

FOOD, BEVERAGE & TOBACCO
6,404	General Mills, Inc	246,810	0.6
9,370	Kraft Foods, Inc (Class A)	361,869	0.9
6,774	PepsiCo, Inc	478,651	1.2
	Other	751,961	1.8

		1,839,291	4.5

60	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Social Choice Equity Fund  ▪  June 30, 2012

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
4,955		Baxter International, Inc	$263,358	0.7%
7,530		Medtronic, Inc	291,637	0.7
		Other	890,463	2.2

			1,445,458	3.6

HOUSEHOLD & PERSONAL PRODUCTS
3,044		Colgate-Palmolive Co	316,880	0.8
3,199		Kimberly-Clark Corp	267,980	0.7
10,166		Procter & Gamble Co	622,668	1.5
		Other	189,128	0.5

			1,396,656	3.5

INSURANCE
3,485		ACE Ltd	258,343	0.6
6,946	*	Berkshire Hathaway, Inc (Class B)	578,810	1.4
3,341		Chubb Corp	243,292	0.6
3,871		Travelers Cos, Inc	247,125	0.6
		Other	1,009,276	2.6

			2,336,846	5.8

MATERIALS
2,497		Praxair, Inc	271,499	0.7
		Other	1,745,987	4.3

			2,017,486	5.0

MEDIA
3,296		Time Warner Cable, Inc	270,602	0.7
		Other	636,778	1.6

			907,380	2.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
7,083		Abbott Laboratories	456,641	1.1
1,965	*	Biogen Idec, Inc	283,707	0.7
9,755		Bristol-Myers Squibb Co	350,692	0.9
5,960	*	Gilead Sciences, Inc	305,629	0.8
10,078		Johnson & Johnson	680,870	1.7
12,745		Merck & Co, Inc	532,104	1.3
		Other	497,377	1.2

			3,107,020	7.7

REAL ESTATE
3,952		American Tower Corp	276,284	0.7
2,143		Simon Property Group, Inc	333,579	0.8
		Other	1,012,778	2.6

			1,622,641	4.1

RETAILING
8,772		Lowe’s Companies, Inc	249,476	0.6
4,763		Target Corp	277,159	0.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	61

Summary portfolio of investments (unaudited)	continued

Social Choice Equity Fund  ▪  June 30, 2012

Shares		Company		Value	% of net assets

RETAILING—continued
6,543		TJX Companies, Inc		$280,891	0.7%
		Other		1,009,985	2.5

				1,817,511	4.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
20,054		Intel Corp		534,439	1.3
9,371		Texas Instruments, Inc		268,854	0.7
		Other		460,042	1.1

				1,263,335	3.1

SOFTWARE & SERVICES
4,757		Accenture plc		285,848	0.7
1,011	*	Google, Inc (Class A)		586,451	1.5
3,825		International Business Machines Corp		748,094	1.9
16,643		Oracle Corp		494,297	1.2
		Other		1,486,754	3.6

				3,601,444	8.9

TECHNOLOGY HARDWARE & EQUIPMENT
24,833		Cisco Systems, Inc		426,383	1.1
12,862	*	EMC Corp		329,653	0.8
5,782		Qualcomm, Inc		321,942	0.8
		Other		969,659	2.4

				2,047,637	5.1

TELECOMMUNICATION SERVICES
6,339		CenturyTel, Inc		250,327	0.6
		Other		370,568	0.9

				620,895	1.5

TRANSPORTATION
4,255		United Parcel Service, Inc (Class B)		335,124	0.8
		Other		654,908	1.6

				990,032	2.4

UTILITIES
3,987		NextEra Energy, Inc		274,345	0.7
		Other		1,666,809	4.1

				1,941,154	4.8

		TOTAL COMMON STOCKS	(Cost $36,510,020)	40,023,503	99.3

		TOTAL PORTFOLIO	(Cost $36,510,020)	40,023,503	99.3
		OTHER ASSETS & LIABILITIES, NET		298,603	0.7

		NET ASSETS		$40,322,106	100.0%

62	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund  ▪  June 30, 2012

*	Non-income producing.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	63

Summary portfolio of investments (unaudited)

Real Estate Securities Fund  ▪  June 30, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
DIVERSIFIED CAPITAL MARKETS
34,000	*	HFF, Inc (Class A)	$473,960	0.5%

			473,960	0.5

DIVERSIFIED REAL ESTATE ACTIVITIES			83,414	0.1

DIVERSIFIED REITS
35,000		iShares Dow Jones US Real Estate Index Fund	2,238,950	2.4
40,000		NRDC Acquisition Corp	482,400	0.5
16,000		Vornado Realty Trust	1,343,680	1.5

			4,065,030	4.4

INDUSTRIAL REITS
71,000		AMB Property Corp	2,359,330	2.5
17,500		EastGroup Properties, Inc	932,750	1.0
100,000	*	Global Logistic Properties	166,476	0.2

			3,458,556	3.7

MORTGAGE REITS
30,000		Annaly Capital Management, Inc	503,400	0.5

			503,400	0.5

OFFICE REITS
41,200	d	Boston Properties, Inc	4,464,844	4.9
20,000		Digital Realty Trust, Inc	1,501,400	1.6
35,000		Mission West Properties, Inc	301,700	0.3
32,500		SL Green Realty Corp	2,607,800	2.8

			8,875,744	9.6

OTHER DIVERSIFIED FINANCIAL SERVICES			0	0.0

REAL ESTATE OPERATING COMPANIES
346,649		Thomas Properties Group, Inc	1,885,771	2.0

			1,885,771	2.0

RESIDENTIAL REITS
34,000		American Campus Communities, Inc	1,529,320	1.7
29,500		AvalonBay Communities, Inc	4,173,660	4.5
16,000		Equity Lifestyle Properties, Inc	1,103,520	1.2
70,000		Equity Residential	4,365,200	4.7
15,000		Home Properties, Inc	920,400	1.0
23,000		Post Properties, Inc	1,125,850	1.2
105,000		UDR, Inc	2,713,200	2.9

			15,931,150	17.2

RETAIL REITS
130,000		DDR Corp	1,903,200	2.1
28,000		Equity One, Inc	593,600	0.6
28,769		Federal Realty Investment Trust	2,994,565	3.2
60,000		General Growth Properties, Inc	1,085,400	1.2

64	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Real Estate Securities Fund  ▪  June 30, 2012

Shares		Company		Value	% of net assets

RETAIL REITS—continued
16,000		Macerich Co		$944,800	1.0%
33,000		Regency Centers Corp		1,569,810	1.7
62,000		Simon Property Group, Inc		9,650,920	10.4
8,000		Tanger Factory Outlet Centers, Inc		256,400	0.3
30,301		Taubman Centers, Inc		2,338,025	2.5
80,000		Westfield Group		783,310	0.9

				22,120,030	23.9

SPECIALIZED REITS
66,000		American Tower Corp		4,614,060	5.0
15,000		Ashford Hospitality Trust, Inc		126,450	0.1
50,000		CubeSmart		583,500	0.6
70,741		DiamondRock Hospitality Co		721,558	0.8
28,000		Entertainment Properties Trust		1,151,080	1.3
28,000		Extra Space Storage, Inc		856,800	0.9
25,000	*	FelCor Lodging Trust, Inc		117,500	0.1
45,000		HCP, Inc		1,986,750	2.2
60,000		Health Care REIT, Inc		3,498,000	3.8
150,000		Hersha Hospitality Trust		792,000	0.9
110,000		Host Marriott Corp		1,740,200	1.9
30,000		Plum Creek Timber Co, Inc		1,191,000	1.3
7,000		Potlatch Corp		223,580	0.2
31,000		Public Storage, Inc		4,476,710	4.9
15,000		Rayonier, Inc		673,500	0.7
65,000	*	Strategic Hotels & Resorts, Inc		419,900	0.5
65,000	*	Sunstone Hotel Investors, Inc		714,350	0.8
70,000		Ventas, Inc		4,418,400	4.8
100,000		Weyerhaeuser Co		2,236,000	2.4

				30,541,338	33.2

		TOTAL COMMON STOCKS	(Cost $73,951,571)	87,938,393	95.1

Principal		Issuer
SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCY DISCOUNT AND COUPON NOTES
$3,000,000		Federal Home Loan Bank (FHLB)	0.001%, 07/02/12	3,000,000	3.2

				3,000,000	3.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $3,000,000)	3,000,000	3.2

		TOTAL PORTFOLIO	(Cost $76,951,571)	90,938,393	98.3
		OTHER ASSETS & LIABILITIES, NET		1,529,854	1.7

		NET ASSETS		$92,468,247	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	65

Summary portfolio of investments (unaudited)	concluded

Real Estate Securities Fund  ▪  June 30, 2012

Abbreviation(s):

REIT     Real Estate Investment Trust

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

66	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Bond Fund  ▪  June 30, 2012

Principal		Issuer		Value	% of net assets

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS				$180,990	0.1%

BANKS
$ 750,000		Bank of America Corp	5.700%, 01/24/22	825,971	0.5
900,000	g	Depfa ACS Bank	5.125%, 03/16/37	626,846	0.4
625,000		JPMorgan Chase & Co	5.400%, 01/06/42	686,263	0.4
		Other		7,552,325	4.5

				9,691,405	5.8

CAPITAL GOODS				2,279,353	1.2

COMMERCIAL & PROFESSIONAL SERVICES				918,631	0.6

CONSUMER DURABLES & APPAREL				299,460	0.2

CONSUMER SERVICES				1,546,768	0.9

DIVERSIFIED FINANCIALS
735,000		General Electric Capital Corp	4.650%, 10/17/21	816,237	0.5
775,000		Goldman Sachs Group, Inc	5.750%, 01/24/22	818,093	0.5
		Other		10,042,649	5.9

				11,676,979	6.9

ENERGY
500,000		Southwestern Energy Co	7.500%, 02/01/18	599,848	0.4
		Other		7,637,737	4.4

				8,237,585	4.8

FOOD & STAPLES RETAILING				664,200	0.4

FOOD, BEVERAGE & TOBACCO				2,052,477	1.3

HEALTH CARE EQUIPMENT & SERVICES				1,598,760	0.9

HOUSEHOLD & PERSONAL PRODUCTS				387,371	0.1

INSURANCE				2,235,236	1.3

MATERIALS				3,794,395	2.2

MEDIA
600,000		DIRECTV Holdings LLC	3.800%, 03/15/22	606,776	0.4
600,000		NBC Universal Media LLC	4.375%, 04/01/21	660,076	0.4
		Other		2,636,306	1.5

				3,903,158	2.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				2,058,701	1.2

REAL ESTATE				1,290,106	0.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	67

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2012

Principal		Issuer		Value	% of net assets

RETAILING
$ 510,000	g	QVC Inc	7.375%, 10/15/20	$564,825	0.3%
		Other		1,979,247	1.2

				2,544,072	1.5

SOFTWARE & SERVICES				931,306	0.5

TECHNOLOGY HARDWARE & EQUIPMENT				688,906	0.4

TELECOMMUNICATION SERVICES				2,495,193	1.5

TRANSPORTATION				1,957,889	1.1

UTILITIES				5,812,220	3.3

		TOTAL CORPORATE BONDS	(Cost $64,082,097)	67,245,161	39.3

GOVERNMENT BONDS
AGENCY SECURITIES
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750%, 03/28/13	1,003,614	0.6
1,000,000		Federal National Mortgage Association (FNMA)	3.000%, 09/16/14	1,058,069	0.6
700,000		GMAC, Inc	2.200%, 12/19/12	706,426	0.4
		Other		1,212,013	0.7

				3,980,122	2.3

FOREIGN GOVERNMENT BONDS
750,000	g	Bank of Nova Scotia	1.650%, 10/29/15	766,826	0.5
1,900,000	g	Caisse Centrale Desjardins du Quebec	1.600%, 03/06/17	1,921,299	1.1
		Other		9,578,238	5.5

				12,266,363	7.1

MORTGAGE BACKED
941,953		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 12/01/39	1,029,678	0.6
567,408		FGLMC	4.500%, 07/01/40	620,251	0.4
2,167,519		FGLMC	4.000%–6.500%, 02/01/19–01/01/40	2,371,180	1.3
1,435,134		Federal National Mortgage Association (FNMA)	4.563%, 01/01/15	1,517,542	0.9
947,672		FNMA	3.000%, 01/01/27	994,111	0.6
539,056		FNMA	5.500%, 07/01/33	602,903	0.4
532,808		FNMA	5.500%, 02/01/38	581,430	0.3
535,173		FNMA	6.000%, 07/01/38	589,760	0.4
532,973		FNMA	6.000%, 10/01/38	587,336	0.4
936,858		FNMA	4.500%, 04/01/39	1,005,371	0.6
555,383		FNMA	4.000%, 07/01/39	591,857	0.4
631,935		FNMA	5.000%, 05/01/40	697,328	0.4
1,006,377		FNMA	4.000%, 12/01/40	1,085,993	0.6
879,919		FNMA	4.000%, 02/01/41	937,982	0.6
532,511		FNMA	4.000%, 08/01/41	567,816	0.3
968,317		FNMA	3.500%, 12/01/41	1,018,825	0.6

68	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2012

Principal		Issuer		Value	% of net assets

MORTGAGE BACKED—continued
$ 1,490,740	h	FNMA	3.000%, 04/01/42	$1,532,161	0.9%
19,046,730	i	FNMA	2.385%–7.500%, 06/01/13–04/01/42	20,582,487	12.1
600,661		Government National Mortgage Association (GNMA)	4.500%, 03/15/40	658,846	0.4
868,788		GNMA	4.500%, 04/20/40	959,960	0.6
613,625		GNMA	4.500%, 05/15/40	673,067	0.4
968,609		GNMA	4.000%, 09/15/41	1,059,630	0.6
4,374,408		GNMA	3.500%–6.000%, 07/15/33–12/20/41	4,816,357	2.6
		Other		856,292	0.5

				45,938,163	26.9

MUNICIPAL BONDS
1,100,000		City of New York, NY	5.817%, 10/01/31	1,234,651	0.7
		Other		597,348	0.4

				1,831,999	1.1

U.S. TREASURY SECURITIES
675,000		United States Treasury Bond	5.375%, 02/15/31	983,602	0.6
1,000,000		United States Treasury Bond	3.000%, 05/15/42	1,047,344	0.6
1,695,000		United States Treasury Note	0.625%, 01/31/13	1,699,304	1.0
1,175,000		United States Treasury Note	0.125%, 12/31/13	1,171,879	0.7
1,000,000		United States Treasury Note	0.250%, 02/28/14	998,984	0.6
1,000,000		United States Treasury Note	0.250%, 05/31/14	998,750	0.6
1,180,000		United States Treasury Note	2.375%, 10/31/14	1,234,943	0.7
7,710,000		United States Treasury Note	0.375%, 06/15/15	7,703,377	4.5
7,648,000		United States Treasury Note	0.750%, 06/30/17	7,655,770	4.5
1,000,000		United States Treasury Note	2.625%, 01/31/18	1,095,938	0.6
3,000,000		United States Treasury Note	2.250%, 07/31/18	3,229,452	1.9
800,000		United States Treasury Note	1.375%, 12/31/18	817,875	0.5
1,000,000		United States Treasury Note	1.250%, 04/30/19	1,011,094	0.6
1,571,000		United States Treasury Note	1.750%, 05/15/22	1,583,764	0.9
		Other		491,614	0.3

				31,723,690	18.6

		TOTAL GOVERNMENT BONDS	(Cost $92,416,861)	95,740,337	56.0

STRUCTURED ASSETS
ASSET BACKED				3,340,783	2.0

OTHER MORTGAGE BACKED				6,467,460	3.8

		TOTAL STRUCTURED ASSETS	(Cost $10,233,110)	9,808,243	5.8

		TOTAL BONDS	(Cost $166,732,068)	172,793,741	101.1

Shares		Company

PREFERRED STOCKS
BANKS				40,114	0.0

		TOTAL PREFERRED STOCKS	(Cost $569,550)	40,114	0.0

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	69

Summary portfolio of investments (unaudited)	concluded

Bond Fund  ▪  June 30, 2012

Principal	Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS
TREASURY DEBT
$ 850,000	United States Treasury Bill	0.007%, 09/06/12	$849,895	0.5%

			849,895	0.5

	TOTAL SHORT-TERM INVESTMENTS	(Cost $849,895)	849,895	0.5

	TOTAL PORTFOLIO	(Cost $168,151,513)	173,683,750	101.6
	OTHER ASSETS & LIABILITIES, NET		(2,799,235)	(1.6)

	NET ASSETS		$170,884,515	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2012, the total value of these securities amounted to $24,548,235 or 14.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

70	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Money Market Fund  ▪  June 30, 2012

Principal		Issuer		Value	% net assets

SHORT-TERM INVESTMENTS
BANKERS’ ACCEPTANCES				$316,995	0.5%

CERTIFICATE OF DEPOSIT
$ 1,000,000		Toronto-Dominion Bank	0.140%, 07/12/12	1,000,000	1.7
		Other		1,280,018	2.2

				2,280,018	3.9

COMMERCIAL PAPER
500,000		Australia & New Zealand Banking Group Ltd	0.250%, 07/25/12	499,917	0.9
750,000		Australia & New Zealand Banking Group Ltd	0.230%, 09/17/12	749,626	1.3
410,000		Bank of Nova Scotia	0.235%, 08/03/12	409,912	0.7
1,900,000		Coca-Cola Co	0.170%–0.230%, 08/01/12–10/03/12	1,899,415	3.2
400,000	y	Colgate-Palmolive Co	0.110%, 07/03/12	399,997	0.7
500,000	y	Commonwealth Bank of Australia	0.200%, 08/09/12	499,892	0.9
940,000	y	Commonwealth Bank of Australia	0.220%–0.250%, 07/06/12–09/07/12	939,760	1.6
683,000		Fairway Finance LLC	0.190%–0.195%, 08/16/12–08/17/12	682,830	1.2
500,000		General Electric Capital Corp	0.310%, 07/26/12	499,892	0.9
950,000		General Electric Capital Corp	0.310%, 07/30/12	949,782	1.6
500,000	y	Johnson & Johnson	0.140%, 07/09/12	499,985	0.9
500,000	y	Johnson & Johnson	0.150%, 07/23/12	499,954	0.8
400,000		Jupiter Securitization Co LLC	0.200%, 07/03/12	399,995	0.7
690,000		National Australia Funding (Delaware)	0.345%–0.350%, 09/17/12–09/18/12	689,477	1.2
750,000	y	Nestle Capital Corp	0.120%, 08/02/12	749,920	1.3
685,000	y	Nestle Capital Corp	0.160%–0.160%, 07/13/12–07/18/12	684,955	1.1
500,000	y	Novartis Finance Corp	0.150%, 08/07/12	499,923	0.9
500,000	y	Old Line Funding LLC	0.180%, 08/27/12	499,858	0.9
500,000	y	Old Line Funding LLC	0.220%, 09/04/12	499,801	0.9
870,000	y	Old Line Funding LLC	0.180%–0.210%, 08/15/12–09/25/12	869,690	1.4
500,000		PACCAR Financial Corp	0.150%, 07/10/12	499,981	0.9
500,000	y	Private Export Funding Corp	0.310%, 09/10/12	499,695	0.9
945,000		Province of British Columbia Canada	0.140%–0.180%, 07/09/12–09/24/12	944,839	1.6
550,000		Province of Quebec Canada	0.180%, 09/18/12	549,783	0.9
500,000		Straight-A Funding LLC	0.160%, 07/17/12	499,964	0.8
1,375,000		Straight-A Funding LLC	0.160%–0.180%, 07/02/12–08/14/12	1,374,810	2.4
551,000	y	Variable Funding Capital Co LLC	0.200%, 07/20/12	550,942	0.9
965,000	y	Variable Funding Capital Co LLC	0.190%–0.200%, 07/16/12–08/08/12	964,864	1.7
500,000	y	Wal-Mart Stores, Inc	0.110%, 07/10/12	499,986	0.8
584,000	y	Wal-Mart Stores, Inc	0.140%, 08/06/12	583,918	1.0
600,000	y	Westpac Banking Corp	0.250%, 09/05/12	599,725	1.0
		Other		3,926,222	6.6

				24,919,310	42.6

GOVERNMENT AGENCY DEBT
410,000		Federal Home Loan Bank (FHLB)	0.100%, 07/11/12	409,989	0.7
1,600,000		FHLB	0.140%, 08/29/12	1,599,702	2.7
716,000		FHLB	0.135%, 09/05/12	715,839	1.2
666,000		FHLB	0.120%, 07/27/12	665,942	1.1

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	71

Summary portfolio of investments (unaudited)	continued

Money Market Fund  ▪  June 30, 2012

Principal		Issuer		Value	% net assets

GOVERNMENT AGENCY DEBT—continued
$ 950,000		FHLB	0.150%, 08/08/12	$949,884	1.6%
650,000		FHLB	0.150%, 08/10/12	649,904	1.1
524,000		FHLB	0.120%, 08/24/12	523,906	0.9
1,636,000		FHLB	0.110%–0.800%, 07/05/12–09/24/12	1,635,838	2.9
888,000		Federal Home Loan Mortgage Corp (FHLMC)	0.165%, 08/14/12	887,866	1.5
500,000		FHLMC	0.130%, 09/19/12	499,856	0.9
1,121,000		FHLMC	0.120%–0.160%, 07/10/12–01/08/13	1,120,747	1.9
740,000		Federal National Mortgage Association (FNMA)	0.170%, 10/01/12	739,678	1.3
1,910,000		FNMA	0.105%–0.224%, 07/05/12–06/20/14	1,909,530	3.2
		Other		156,962	0.2

				12,465,643	21.2

TREASURY DEBT
616,000		United States Treasury Bill	0.112%, 08/16/12	615,921	1.0
756,000		United States Treasury Bill	0.136%, 08/23/12	755,864	1.3
601,000		United States Treasury Bill	0.106%, 09/06/12	600,895	1.0
800,000		United States Treasury Bill	0.115%, 09/13/12	799,813	1.3
615,000		United States Treasury Bill	0.130%, 10/11/12	614,789	1.0
500,000		United States Treasury Bill	0.145%, 12/20/12	499,654	0.9
1,688,000		United States Treasury Bill	0.120%–0.950%, 07/19/12–10/25/12	1,687,538	2.9
835,000		United States Treasury Note	1.750%, 08/15/12	836,653	1.4
1,000,000		United States Treasury Note	1.375%, 10/15/12	1,003,539	1.7
971,000		United States Treasury Note	0.375%, 10/31/12	971,719	1.7
500,000		United States Treasury Note	1.375%, 11/15/12	502,278	0.9
658,000		United States Treasury Note	0.500%, 11/30/12	658,944	1.1
400,000		United States Treasury Note	0.625%, 01/31/13	401,055	0.7
1,631,000		United States Treasury Note	0.375%–1.500%, 07/15/12–02/28/13	1,634,806	2.8

				11,583,468	19.7

VARIABLE RATE SECURITIES
2,660,000	i	Federal Farm Credit Bank (FFCB)	0.240%–0.612%, 02/01/13–10/15/13	2,659,277	4.4
500,000	i	Federal Home Loan Bank (FHLB)	0.215%, 07/02/12	500,000	0.9
500,000	i	FHLB	0.340%, 08/16/13	500,000	0.9
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.189%, 02/04/13	499,880	0.9
830,000	i	FHLMC	0.189%, 05/06/13	829,646	1.4
500,000	i	Royal Bank of Canada	0.360%, 07/11/12	500,000	0.9
		Other		849,956	1.4

				6,338,759	10.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $57,904,193)	57,904,193	98.7

		TOTAL PORTFOLIO	(Cost $57,904,193)	57,904,193	98.7
		OTHER ASSETS & LIABILITIES, NET		774,805	1.3

		NET ASSETS		$58,678,998	100.0%

72	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Money Market Fund  ▪  June 30, 2012

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2012, the aggregate value of these securities was $15,774,012 or 26.9% of net assets.

“Other’’ securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	73

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2012

Growth Equity Fund

ASSETS
Portfolio investments, at value†*	$44,573,206
Cash	455,303
Cash-foreign**	—
Receivable from securities transactions	871,136
Receivable from Fund shares sold	378
Due from affiliates	1,157
Dividends and interest receivable	19,137
Other	4,617

Total assets	45,924,934

LIABILITIES
Management fees payable	2,125
Payable for collateral for securities loaned	429,488
Payable for securities transactions	1,231,520
Payable for Fund shares redeemed	27,461
Due to affiliates	4,832
Written options^	—
Accrued expenses & other payables	27,620

Total liabilities	1,723,046

NET ASSETS	$44,201,888

NET ASSETS CONSIST OF:
Paid-in-capital	$48,473,139
Undistributed net investment income (loss)	90,070
Accumulated net realized gain (loss) on total investments	(8,700,122)
Net unrealized appreciation (depreciation) on total investments	4,338,801

NET ASSETS	$44,201,888

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,486,471

Net asset value per share	$17.78

† Includes securities loaned of	$425,550
* Portfolio investments, cost	$40,234,280
** Foreign cash, cost	$—
^ Written options premiums	$—

74	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$86,179,257	$92,731,385	$67,282,502	$61,953,932
38,760	436,167	93,881	10,670
—	49,043	462	—
757,369	6,292,859	628,984	1,544,014
17,355	36,045	13,751	1,897
1,677	2,622	1,414	1,432
82,848	108,917	123,685	71,305
3,040	3,548	2,721	2,547

87,080,306	99,660,586	68,147,400	63,585,797

4,130	4,539	3,123	2,953
293,603	5,333,952	2,116,908	4,053,417
457,299	7,651,290	762,231	1,312,708
40,737	18,835	14,258	38,950
8,825	10,129	6,817	6,511
6,646	—	—	—
31,548	63,595	32,218	31,262

842,788	13,082,340	2,935,555	5,445,801

$86,237,518	$86,578,246	$65,211,845	$58,139,996

$78,832,478	$140,967,546	$71,400,102	$56,486,299
567,189	2,691,714	1,097,936	182,153
(1,702,017)	(48,080,056)	(7,142,628)	(2,563,401)
8,539,868	(9,000,958)	(143,565)	4,034,945

$86,237,518	$86,578,246	$65,211,845	$58,139,996

2,964,006	6,241,059	2,378,865	1,978,763

$29.09	$13.87	$27.41	$29.38

$298,867	$5,243,370	$2,112,219	$4,070,093
$77,638,054	$101,732,535	$67,426,083	$57,918,987
$—	$49,345	$455	$—
$5,314	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	75

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2012

Stock Index Fund

ASSETS
Portfolio investments, at value†*	$196,262,503
Cash	941,817
Receivable from securities transactions	117,351
Receivable from Fund shares sold	16,735
Receivable for delayed delivery securities	—
Due from affiliates	3,818
Dividends and interest receivable	281,521
Receivable for variation margin on open future contracts	20,400
Other	9,284

Total assets	197,653,429

LIABILITIES
Management fees payable	1,232
Payable for collateral for securities loaned	4,563,556
Payable for securities transactions	87,805
Payable for delayed delivery securities	—
Payable for Fund shares redeemed	97,826
Due to affiliates	20,128
Written options^	—
Accrued expenses & other payables	54,935

Total liabilities	4,825,482

NET ASSETS	$192,827,947

NET ASSETS CONSIST OF:
Paid-in-capital	$166,907,783
Undistributed net investment income (loss)	2,443,992
Accumulated net realized gain (loss) on total investments	(2,136,065)
Net unrealized appreciation (depreciation) on total investments	25,612,237

NET ASSETS	$192,827,947

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,344,579

Net asset value per share	$30.39

† Includes securities loaned of	$4,551,522
* Portfolio investments, cost	$170,670,880
^ Written options premiums	$—

76	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$40,023,503	$90,938,393	$173,683,750	$57,904,193
318,630	333,876	313,255	538,462
143,431	610,076	5,103,327	—
11,878	456,700	1,294	982,518
—	—	1,755,484	—
1,099	1,415	3,340	2,162
71,105	210,146	1,274,017	20,775
—	—	—	—
2,152	2,886	4,546	3,156

40,571,798	92,553,492	182,139,013	59,451,266

643	4,879	5,609	635
—	—	—	—
207,776	—	9,451,267	—
—	—	1,724,483	—
8,975	24,241	894	727,010
4,151	8,331	15,490	5,234
—	12,000	—	—
28,147	35,794	56,755	39,389

249,692	85,245	11,254,498	772,268

$40,322,106	$92,468,247	$170,884,515	$58,678,998

$37,774,431	$88,889,294	$160,975,656	$58,677,114
575,235	1,168,287	2,558,207	1,957
(1,541,043)	(11,576,556)	1,818,415	(73)
3,513,483	13,987,222	5,532,237	—

$40,322,106	$92,468,247	$170,884,515	$58,678,998

1,542,263	3,190,361	6,461,305	58,677,115

$26.14	$28.98	$26.45	$1.00

$—	$—	$—	$—
$36,510,020	$76,951,571	$168,151,513	$57,904,193
$—	$12,400	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	77

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2012

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$198,906
Interest	14
Income from securities lending	2,479

Total income	201,399

EXPENSES
Management fees	100,943
Fund administration fees	17,123
Custody and accounting fees	9,917
Professional fees	18,196
Shareholder reports	4,256
Shareholder servicing	1,173
Trustee fees and expenses	328
Compliance fees	9,397
Interest expense	106
Other expenses	3,469

Total expenses	164,908
Less: Expenses reimbursed by the investment advisor	(48,157)

Net expenses	116,751

Net investment income (loss)	84,648

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	2,532,708
Futures transactions	—
Written options	—
Foreign currency transactions	295

Net realized gain (loss) on total investments	2,533,003

Change in unrealized appreciation (depreciation) on:
Portfolio investments	1,197,986
Written options	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(146)

Net change in unrealized appreciation (depreciation) on total investments	1,197,840

Net realized and unrealized gain (loss) on total investments	3,730,843

Net increase (decrease) in net assets from operations	$3,815,491

* Net of foreign withholding taxes of	$4,271

78	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$731,133	$1,702,404	$767,236	$339,986
47	52	33	6
3,963	66,869	8,209	19,470

735,143	1,769,325	775,478	359,462

189,046	222,891	146,069	142,536
31,954	32,496	24,517	22,459
12,466	35,155	14,128	14,088
18,885	25,226	19,008	19,341
6,462	7,622	6,476	7,088
1,520	1,402	1,188	1,184
573	593	402	379
17,367	18,075	13,376	12,295
27	203	47	71
13,485	20,076	3,723	3,321

291,785	363,739	228,934	222,762
(73,305)	(96,066)	(60,096)	(59,368)

218,480	267,673	168,838	163,394

516,663	1,501,652	606,640	196,068

3,528,897	975,263	3,458,597	867,990
—	—	—	727
600	—	—	—
426	(60,806)	(119)	—

3,529,923	914,457	3,458,478	868,717

3,349,638	4,048,311	1,982,807	2,935,897
(1,332)	—	—	—

(10)	1,698	(2)	—

3,348,296	4,050,009	1,982,805	2,935,897

6,878,219	4,964,466	5,441,283	3,804,614

$7,394,882	$6,466,118	$6,047,923	$4,000,682

$6,039	$111,539	$6,407	$23

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	79

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2012

Stock Index Fund

INVESTMENT INCOME
Dividends*	$1,950,408
Interest	8
Income from securities lending	49,436

Total income	1,999,852

EXPENSES
Management fees	57,388
Fund administration fees	73,145
Custody and accounting fees	33,498
Professional fees	21,472
Shareholder reports	14,431
Shareholder servicing	1,277
Trustee fees and expenses	1,345
Compliance fees	39,691
Interest expense	154
Other expenses	4,875

Total expenses	247,276
Less: Expenses reimbursed by the investment advisor	(161,040)

Net expenses	86,236

Net investment income (loss)	1,913,616

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	1,921,120
Futures transactions	36,314
Written options	—
Foreign currency transactions	19

Net realized gain (loss) on total investments	1,957,453

Change in unrealized appreciation (depreciation) on:
Portfolio investments	12,900,106
Futures transactions	19,209
Written options	—

Net change in unrealized appreciation (depreciation)on total investments	12,919,315

Net realized and unrealized gain (loss) on total investments	14,876,768

Net increase (decrease) in net assets from operations	$16,790,384

* Net of foreign withholding taxes of	$1,064

80	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$425,510	$1,055,274	$—	$—
11	83	2,847,018	46,857
—	—	—	—

425,521	1,055,357	2,847,018	46,857

29,828	213,860	243,998	28,947
12,263	31,586	61,145	19,069
10,115	7,508	46,964	21,837
18,336	22,000	24,667	22,162
1,167	10,448	18,828	2,100
1,361	1,200	2,689	808
285	588	1,102	418
8,293	17,216	33,249	12,023
8	24	230	16
4,136	3,569	4,269	2,679

85,792	307,999	437,141	110,059
(42,037)	(64,175)	(152,246)	(67,055)

43,755	243,824	284,895	43,004

381,766	811,533	2,562,123	3,853

764,428	3,456,840	1,581,760	(73)
—	—	—	—
—	60,165	—	—
—	(235)	—	—

764,428	3,516,770	1,581,760	(73)

1,189,261	8,460,378	1,175,013	—
—	—	—	—
—	400	—	—

1,189,261	8,460,778	1,175,013	—

1,953,689	11,977,548	2,756,773	(73)

$2,335,455	$12,789,081	$5,318,896	$3,780

$530	$462	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	81

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Growth Equity Fund
	June 30, 2012	December 31, 2011

	(unaudited)

OPERATIONS
Net investment income (loss)	$84,648	$117,661
Net realized gain (loss) on total investments	2,533,003	1,852,553
Net change in unrealized appreciation (depreciation) on total investments	1,197,840	(1,539,939)

Net increase (decrease) in net assets from operations	3,815,491	430,275

DISTRIBUTION TO SHAREHOLDERS
From net investment income	—	(114,292)

Total distributions	—	(114,292)

SHAREHOLDER TRANSACTIONS
Subscriptions	2,905,326	8,839,290
Reinvestments of distributions	—	114,292
Redemptions	(3,469,224)	(5,871,342)

Net increase (decrease) from shareholder transactions	(563,898)	3,082,240

Net increase (decrease) in net assets	3,251,593	3,398,223

NET ASSETS
Beginning of period	40,950,295	37,552,072

End of period	$44,201,888	$40,950,295

Undistributed net investment income (loss) included in net assets	$90,070	$5,422

CHANGE IN FUND SHARES
Shares sold	161,572	522,325
Shares reinvested	—	7,184
Shares redeemed	(193,822)	(356,422)

Net increase (decrease) from shareholder transactions	(32,250)	173,087

82	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Growth & Income Fund		International Equity Fund
June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011

(unaudited)		(unaudited)

$516,663	$825,401	$1,501,652	$1,775,017
3,529,923	3,437,911	914,457	2,467,555
3,348,296	(2,235,335)	4,050,009	(30,192,289)

7,394,882	2,027,977	6,466,118	(25,949,717)

—	(832,617)	—	(1,625,943)

—	(832,617)	—	(1,625,943)

8,390,753	12,634,857	4,830,363	9,639,161
—	832,617	—	1,625,943
(5,788,452)	(10,451,624)	(5,992,817)	(14,146,497)

2,602,301	3,015,850	(1,162,454)	(2,881,393)

9,997,183	4,211,210	5,303,664	(30,457,053)

76,240,335	72,029,125	81,274,582	111,731,635

$86,237,518	$76,240,335	$86,578,246	$81,274,582

$567,189	$25,671	$2,691,714	$1,190,062

291,381	466,770	339,562	604,222
—	32,347	—	131,762
(200,175)	(389,351)	(422,901)	(892,601)

91,206	109,766	(83,339)	(156,617)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	83

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Large-Cap Value Fund
	June 30, 2012	December 31, 2011

	(unaudited)

OPERATIONS
Net investment income (loss)	$606,640	$989,490
Net realized gain (loss) on total investments	3,458,478	1,708,804
Net change in unrealized appreciation (depreciation) on total investments	1,982,805	(6,547,301)

Net increase (decrease) in net assets from operations	6,047,923	(3,849,007)

DISTRIBUTION TO SHAREHOLDERS
From net investment income	—	(976,416)

Total distributions	—	(976,416)

SHAREHOLDER TRANSACTIONS
Subscriptions	2,758,691	7,974,673
Reinvestments of distributions	—	976,416
Redemptions	(4,035,285)	(7,962,434)

Net increase (decrease) from shareholder transactions	(1,276,594)	988,655

Net increase (decrease) in net assets	4,771,329	(3,836,768)

NET ASSETS
Beginning of period	60,440,516	64,277,284

End of period	$65,211,845	$60,440,516

Undistributed net investment income (loss) included in net assets	$1,097,936	$491,296

CHANGE IN FUND SHARES
Shares sold	102,437	296,105
Shares reinvested	—	40,718
Shares redeemed	(149,044)	(295,970)

Net increase (decrease) from shareholder transactions	(46,607)	40,853

84	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Stock Index Fund
June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011

(unaudited)		(unaudited)

$196,068	$285,772	$1,913,616	$3,346,834
868,717	4,813,977	1,957,453	2,962,017

2,935,897	(7,688,039)	12,919,315	(4,535,390)

4,000,682	(2,588,290)	16,790,384	1,773,461

—	(317,153)	—	(3,369,120)

—	(317,153)	—	(3,369,120)

2,798,095	7,198,137	8,674,137	21,626,371
—	317,153	—	3,369,120
(4,049,562)	(9,654,008)	(12,892,614)	(20,417,777)

(1,251,467)	(2,138,718)	(4,218,477)	4,577,714

2,749,215	(5,044,161)	12,571,907	2,982,055

55,390,781	60,434,942	180,256,040	177,273,985

$58,139,996	$55,390,781	$192,827,947	$180,256,040

$182,153	$(13,915)	$2,443,992	$530,376

94,625	243,509	288,866	759,475
—	11,892	—	124,921
(138,735)	(333,785)	(426,242)	(712,471)

(44,110)	(78,384)	(137,376)	171,925

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	85

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Social Choice Equity Fund
	June 30, 2012	December 31, 2011

	(unaudited)

OPERATIONS
Net investment income (loss)	$381,766	$624,966
Net realized gain (loss) on total investments	764,428	474,579
Net change in unrealized appreciation (depreciation) on total investments	1,189,261	(1,152,690)

Net increase (decrease) in net assets from operations	2,335,455	(53,145)

DISTRIBUTION TO SHAREHOLDERS
From net investment income	—	(650,978)

Total distributions	—	(650,978)

SHAREHOLDER TRANSACTIONS
Subscriptions	1,930,510	4,071,913
Reinvestments of distributions	—	650,978
Redemptions	(1,239,105)	(2,067,108)

Net increase (decrease) from shareholder transactions	691,405	2,655,783

Net increase in net assets	3,026,860	1,951,660

NET ASSETS
Beginning of period	37,295,246	35,343,586

End of period	$40,322,106	$37,295,246

Undistributed net investment income (loss) included in net assets	$575,235	$161,033

CHANGE IN FUND SHARES
Shares sold	73,726	161,371
Shares reinvested	—	27,135
Shares redeemed	(47,101)	(82,526)

Net increase (decrease) from shareholder transactions	26,625	105,980

86	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Real Estate Securities Fund		Bond Fund
June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011

(unaudited)		(unaudited)

$811,533	$1,185,530	$2,562,123	$4,974,524
3,516,770	4,153,301	1,581,760	1,687,847

8,460,778	(467,345)	1,175,013	2,293,361

12,789,081	4,871,486	5,318,896	8,955,732

—	(967,504)	—	(5,022,039)

—	(967,504)	—	(5,022,039)

4,834,862	10,383,740	12,243,846	20,921,306
—	967,504	—	5,022,039
(4,690,297)	(9,479,157)	(4,814,379)	(8,741,262)

144,565	1,872,087	7,429,467	17,202,083

12,933,646	5,776,069	12,748,363	21,135,776

79,534,601	73,758,532	158,136,152	137,000,376

$92,468,247	$79,534,601	$170,884,515	$158,136,152

$1,168,287	$356,754	$2,558,207	$(3,916)

176,355	416,247	469,966	815,873
—	40,229	—	196,557
(174,428)	(383,982)	(185,342)	(342,322)

1,927	72,494	284,624	670,108

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	87

Statements of changes in net assets	concluded

TIAA-CREF Life Funds  ▪  For the period or year ended

	Money Market Fund
	June 30, 2012	December 31, 2011

	(unaudited)

OPERATIONS
Net investment income (loss)	$3,853	$18,409
Net realized gain (loss) on total investments	(73)	858
Net change in unrealized appreciation (depreciation) on total investments	—	—

Net increase (decrease) from operations	3,780	19,267

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(3,421)	(18,409)

Total distributions	(3,421)	(18,409)

SHAREHOLDER TRANSACTIONS
Subscriptions	30,185,475	61,563,740
Reinvestments of distributions	3,421	18,409
Redemptions	(31,332,740)	(63,526,559)

Net increase (decrease) from shareholder transactions	(1,143,844)	(1,944,410)

Net decrease in net assets	(1,143,485)	(1,943,552)

NET ASSETS
Beginning of period	59,822,483	61,766,035

End of period	$58,678,998	$59,822,483

Undistributed net investment income (loss) included in net assets	$1,957	$1,525

CHANGE IN FUND SHARES
Shares sold	30,185,475	61,563,740
Shares reinvested	3,421	18,409
Shares redeemed	(31,332,740)	(63,526,559)

Net increase (decrease) from shareholder transactions	(1,143,844)	(1,944,410)

88	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights

TIAA-CREF Life Funds  ▪  For the period or year ended

	Growth Equity Fund
	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.26		$16.01	$14.18	$10.55	$18.02	$14.91

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.03		0.05	0.07	0.11	0.14	0.13
Net realized and unrealized gain (loss) on total investments	1.49		0.25	1.83	3.63	(7.48)	3.10

Total gain (loss) from investment operations	1.52		0.30	1.90	3.74	(7.34)	3.23

Less distributions from:
Net investment income	—		(0.05)	(0.07)	(0.11)	(0.13)	(0.12)

Total distributions	—		(0.05)	(0.07)	(0.11)	(0.13)	(0.12)

Net asset value, end of period	$17.78		$16.26	$16.01	$14.18	$10.55	$18.02

TOTAL RETURN	9.35%	(b)	1.85%	13.42%	35.47%	(40.71)%	21.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$44,202		$40,950	$37,552	$36,230	$24,501	$42,376
Ratio of expenses to average net assets before expense reimbursement	0.74%	(c)	0.76%	0.63%	0.26%	0.28%	0.26%
Ratio of expenses to average net assets after expense reimbursement	0.52%	(c)	0.52%	0.43%	0.26%	0.28%	0.26%
Ratio of net investment income (loss) to average net assets	0.38%	(c)	0.29%	0.48%	0.98%	0.98%	0.81%
Portfolio turnover rate	81%	(b)	136%	208%	257%	253%	154%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	89

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	Growth & Income Fund
	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$26.54		$26.07	$23.27	$18.50	$29.06	$24.82

Gain (loss) from investment operations:

Net investment income (loss) (a)	0.18		0.29	0.30	0.36	0.46	0.43
Net realized and unrealized gain (loss) on total investments	2.37		0.47	2.82	4.77	(10.58)	4.21

Total gain (loss) from investment operations	2.55		0.76	3.12	5.13	(10.12)	4.64

Less distributions from:
Net investment income	—		(0.29)	(0.32)	(0.36)	(0.44)	(0.40)

Total distributions	—		(0.29)	(0.32)	(0.36)	(0.44)	(0.40)

Net asset value, end of period	$29.09		$26.54	$26.07	$23.27	$18.50	$29.06

TOTAL RETURN	9.61%	(b)	2.96%	13.41%	27.76%	(34.80)%	18.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$86,238		$76,240	$72,029	$65,719	$53,235	$83,834
Ratio of expenses to average net assets before expense reimbursement	0.69%	(c)	0.70%	0.56%	0.23%	0.23%	0.24%
Ratio of expenses to average net assets after expense reimbursement	0.52%	(c)	0.52%	0.42%	0.23%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	1.23%	(c)	1.09%	1.26%	1.77%	1.87%	1.56%
Portfolio turnover rate	56%	(b)	109%	138%	141%	135%	88%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

90	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	International Equity Fund
	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.85		$17.24	$14.58	$11.43	$24.02	$25.01

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.24		0.28	0.19	0.22	0.51	0.42
Net realized and unrealized gain (loss) on total investments	0.78		(4.41)	2.67	3.40	(12.53)	4.26

Total gain (loss) from investment operations	1.02		(4.13)	2.86	3.62	(12.02)	4.68

Less distributions from:
Net investment income	—		(0.26)	(0.20)	(0.47)	(0.01)	(0.53)
Net realized gains	—		—	—	—	(0.56)	(5.14)

Total distributions	—		(0.26)	(0.20)	(0.47)	(0.57)	(5.67)

Net asset value, end of period	$13.87		$12.85	$17.24	$14.58	$11.43	$24.02

TOTAL RETURN	7.94%	(b)	(23.88)%	19.63%	31.74%	(50.00)%	19.34%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$86,578		$81,275	$111,732	$94,015	$68,240	$160,045
Ratio of expenses to average net assets before expense reimbursement	0.82%	(c)	0.81%	0.65%	0.30%	0.32%	0.33%
Ratio of expenses to average net assets after expense reimbursement	0.60%	(c)	0.60%	0.50%	0.30%	0.32%	0.33%
Ratio of net investment income (loss) to average net assets	3.37%	(c)	1.77%	1.30%	1.78%	2.79%	1.51%
Portfolio turnover rate	54%	(b)	108%	117%	116%	185%	190%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	91

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	Large-Cap Value Fund
	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$24.92		$26.95	$23.11	$17.87	$31.30	$36.02

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.25		0.41	0.37	0.42	0.66	0.71
Net realized and unrealized gain (loss) on total investments	2.24		(2.03)	3.87	5.20	(13.42)	(0.34)

Total gain (loss) from investment operations	2.49		(1.62)	4.24	5.62	(12.76)	0.37

Less distributions from:
Net investment income	—		(0.41)	(0.40)	(0.38)	(0.43)	(0.76)
Net realized gains	—		—	—	—	(0.24)	(4.33)

Total distributions	—		(0.41)	(0.40)	(0.38)	(0.67)	(5.09)

Net asset value, end of period	$27.41		$24.92	$26.95	$23.11	$17.87	$31.30

TOTAL RETURN	9.99%	(b)	(5.95)%	18.36%	31.45%	(40.74)%	0.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$65,212		$60,441	$64,277	$54,447	$40,302	$71,350
Ratio of expenses to average net assets before expense reimbursement	0.71%	(c)	0.71%	0.59%	0.25%	0.26%	0.27%
Ratio of expenses to average net assets after expense reimbursement	0.52%	(c)	0.52%	0.43%	0.25%	0.26%	0.27%
Ratio of net investment income (loss) to average net assets	1.87%	(c)	1.56%	1.52%	2.12%	2.60%	1.88%
Portfolio turnover rate	46%	(b)	80%	102%	149%	172%	133%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

92	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	Small-Cap Equity Fund
	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$27.38		$28.76	$22.70	$17.99	$27.17	$32.12

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.10		0.14	0.19	0.25	0.34	0.37
Net realized and unrealized gain (loss) on total investments	1.90		(1.36)	6.06	4.74	(9.16)	(2.10)

Total gain (loss) from investment operations	2.00		(1.22)	6.25	4.99	(8.82)	(1.73)

Less distributions from:
Net investment income	—		(0.16)	(0.19)	(0.28)	(0.36)	(0.44)
Net realized gains	—		—	—	—	—	(2.69)
Return of Capital	—		—	—	—	—	(0.09)

Total distributions	—		(0.16)	(0.19)	(0.28)	(0.36)	(3.22)

Net asset value, end of period	$29.38		$27.38	$28.76	$22.70	$17.99	$27.17

TOTAL RETURN	7.30%	(b)	(4.23)%	27.55%	27.75%	(32.42)%	(5.62)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$58,140		$55,391	$60,435	$42,921	$34,609	$51,868
Ratio of expenses to average net assets before expense reimbursement	0.75%	(c)	0.76%	0.58%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets after expense reimbursement	0.55%	(c)	0.55%	0.41%	0.11%	0.11%	0.11%
Ratio of net investment income (loss) to average net assets	0.66%	(c)	0.48%	0.75%	1.33%	1.45%	1.13%
Portfolio turnover rate	60%	(b)	100%	98%	107%	123%	135%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	93

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	Stock Index Fund
	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$27.81		$28.09	$24.46	$19.39	$31.70	$30.94

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.30		0.53	0.47	0.44	0.58	0.59
Net realized and unrealized gain (loss) on total investments	2.28		(0.28)	3.63	5.05	(12.34)	1.02

Total gain (loss) from investment operations	2.58		0.25	4.10	5.49	(11.76)	1.61

Less distributions from:
Net investment income	—		(0.53)	(0.47)	(0.42)	(0.51)	(0.60)
Net realized gains	—		—	—	—	(0.04)	(0.25)

Total distributions	—		(0.53)	(0.47)	(0.42)	(0.55)	(0.85)

Net asset value, end of period	$30.39		$27.81	$28.09	$24.46	$19.39	$31.70

TOTAL RETURN	9.28%	(b)	0.95%	16.79%	28.36%	(37.08)%	5.16%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$192,828		$180,256	$177,274	$152,314	$112,938	$184,339
Ratio of expenses to average net assets before expense reimbursement	0.26%	(c)	0.26%	0.21%	0.06%	0.06%	0.06%
Ratio of expenses to average net assets after expense reimbursement	0.09%	(c)	0.09%	0.08%	0.06%	0.06%	0.06%
Ratio of net investment income (loss) to average net assets	2.00%	(c)	1.85%	1.86%	2.11%	2.19%	1.82%
Portfolio turnover rate	3%	(b)	6%	7%	7%	7%	13%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

94	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	Social Choice Equity Fund
	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$24.61		$25.07	$21.99	$16.91	$27.12	$26.94

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.25		0.43	0.43	0.40	0.48	0.51
Net realized and unrealized gain (loss) on total investments	1.28		(0.45)	3.09	5.09	(10.28)	0.64

Total gain (loss) from investment operations	1.53		(0.02)	3.52	5.49	(9.80)	1.15

Less distributions from:
Net investment income	—		(0.44)	(0.44)	(0.41)	(0.32)	(0.51)
Net realized gains	—		—	—	—	(0.09)	(0.46)

Total distributions	—		(0.44)	(0.44)	(0.41)	(0.41)	(0.97)

Net asset value, end of period	$26.14		$24.61	$25.07	$21.99	$16.91	$27.12

TOTAL RETURN	6.22%	(b)	(0.05)%	16.01%	32.51%	(36.09)%	4.25%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$40,322		$37,295	$35,344	$30,929	$23,938	$37,883
Ratio of expenses to average net assets before expense reimbursement	0.43%	(c)	0.49%	0.42%	0.08%	0.07%	0.07%
Ratio of expenses to average net assets after expense reimbursement	0.22%	(c)	0.22%	0.17%	0.08%	0.07%	0.07%
Ratio of net investment income (loss) to average net assets	1.92%	(c)	1.71%	1.87%	2.20%	2.06%	1.81%
Portfolio turnover rate	11%	(b)	18%	18%	15%	17%	12%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	95

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	Real Estate Securities Fund
	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$24.94		$23.67	$18.43	$15.24	$26.50	$38.04

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.26		0.38	0.35	0.49	0.70	0.60
Net realized and unrealized gain (loss) on total investments	3.78		1.20	5.37	3.32	(10.87)	(6.68)

Total gain (loss) from investment operations	4.04		1.58	5.72	3.81	(10.17)	(6.08)

Less distributions from:
Net investment income	—		(0.31)	(0.48)	(0.62)	(1.09)	(1.31)
Net realized gains	—		—	—	—	—	(4.15)

Total distributions	—		(0.31)	(0.48)	(0.62)	(1.09)	(5.46)

Net asset value, end of period	$28.98		$24.94	$23.67	$18.43	$15.24	$26.50

TOTAL RETURN	16.24%	(b)	6.73%	31.16%	25.11%	(38.27)%	(16.12)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$92,468		$79,535	$73,759	$53,565	$43,646	$74,751
Ratio of expenses to average net assets before expense reimbursement	0.72%	(c)	0.71%	0.60%	0.25%	0.26%	0.27%
Ratio of expenses to average net assets after expense reimbursement	0.57%	(c)	0.57%	0.48%	0.25%	0.26%	0.27%
Ratio of net investment income (loss) to average net assets	1.90%	(c)	1.53%	1.63%	3.37%	2.94%	1.62%
Portfolio turnover rate	37%	(b)	58%	66%	65%	97%	111%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

96	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	Bond Fund
	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$25.60		$24.88	$24.13	$23.38	$24.55	$24.41

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.41		0.87	0.93	1.06	1.29	1.29
Net realized and unrealized gain (loss) on total investments	0.44		0.70	0.73	0.68	(1.19)	0.07

Total gain (loss) from investment operations	0.85		1.57	1.66	1.74	0.10	1.36

Less distributions from:
Net investment income	—		(0.85)	(0.91)	(0.99)	(1.27)	(1.22)

Total distributions	—		(0.85)	(0.91)	(0.99)	(1.27)	(1.22)

Net asset value, end of period	$26.45		$25.60	$24.88	$24.13	$23.38	$24.55

TOTAL RETURN	3.32%	(b)	6.31%	6.91%	7.40%	0.39%	5.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$170,885		$158,136	$137,000	$115,865	$91,953	$86,661
Ratio of expenses to average net assets before expense reimbursement	0.54%	(c)	0.53%	0.41%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets after expense reimbursement	0.35%	(c)	0.35%	0.27%	0.10%	0.10%	0.10%
Ratio of net investment income (loss) to average net assets	3.15%	(c)	3.41%	3.66%	4.41%	5.27%	5.18%
Portfolio turnover rate	79%	(b)	92%	67%	147%	92%	97%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2012 Semiannual Report	97

Financial highlights	concluded

TIAA-CREF Life Funds  ▪  For the period or year ended

	Money Market Fund
	6/30/12		12/31/11		12/31/10		12/31/09	12/31/08	12/31/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.00	(d)	0.00	(d)	0.00	(d)	0.01	0.03	0.05
Net realized and unrealized gain (loss) on total investments	0.00	(d)	0.00	(d)	0.00	(d)	0.00 (d)	—	—

Total gain (loss) from investment operations	0.00	(d)	0.00	(d)	0.00	(d)	0.01	0.03	0.05

Less distributions from:
Net investment income	0.00	(d)	0.00	(d)	(0.00	)(d)	(0.01)	(0.03)	(0.05)

Total distributions	0.00	(d)	0.00	(d)	(0.00	)(d)	(0.01)	(0.03)	(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(b)	0.03%		0.12%		0.54%	2.86%	5.34%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$58,679		$59,822		$61,766		$74,102	$117,322	$100,444
Ratio of expenses to average net assets before expense reimbursement	0.38%	(c)	0.39%		0.27%		0.09%	0.07%	0.06%
Ratio of expenses to average net assets after expense reimbursement	0.15%	(c)	0.15%		0.12%		0.09%	0.07%	0.06%
Ratio of net investment income (loss) to average net assets	0.01%	(c)	0.03%		0.12%		0.58%	2.80%	5.19%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.

98	2012 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Notes to financial statements (unaudited)

TIAA-CREF Life Funds

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of ten series (the “Funds” or individually the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

TIAA-CREF Life Funds ▪ 2012 Semiannual Report	99

Notes to financial statements (unaudited)

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2008–2011) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New Accounting Pronouncements: In April 2011, the Financial Accounting Standards Board (“FASB”) adopted Accounting Standards Update (“ASU”) 2011-03, Reconsideration of Effective Control for Repurchase Agreements. ASU 2011-03 amends ASC 860, Transfers and Servicing in relation to the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. ASU 2011-03 eliminates the collateral maintenance provision that an entity may use to determine whether a transfer of securities in a repurchase agreement or other agreement is accounted for as a sale or a secured borrowing. ASU 2011-03 applies to the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the implications of this guidance and has determined that the new requirements do not have a material impact to the Funds’ financial statements.

In May 2011, FASB adopted ASU No. 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure

100	2012 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Requirements in U.S. GAAP and IFRS. The ASU converges the guidance of both entities on fair value measurements and disclosures. ASU 2011-04 requires additional disclosures around transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy. The ASU applies to interim or annual periods beginning after December 15, 2011. Management has evaluated the implications of this guidance and has determined that the new requirements do not have a material impact to the Funds’ financial statements and notes disclosure.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

TIAA-CREF Life Funds ▪ 2012 Semiannual Report	101

Notes to financial statements (unaudited)

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investements in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are catergorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2012, there were no material transfers between levels by the Funds.

As of June 30, 2012, 100% of the value of investments in the Social Choice Equity Fund were valued based on Level 1 inputs.

As of June 30, 2012, the Stock Index Fund and the Small-Cap Equity Fund held Level 3 securities valued at zero. All other investments were valued based on Level 1 inputs.

102	2012 Semiannual Report ▪ TIAA-CREF Life Funds

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As of June 30, 2012, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of June 30, 2012:

Fund	Level 1	Level 2	Level 3	Total

Growth Equity
Consumer discretionary	$8,168,076	$295,260	$—	$8,463,336
Consumer staples	1,873,042	—	—	1,873,042
Energy	1,192,282	439,012	—	1,631,294
Financials	2,131,521	—	—	2,131,521
Health care	5,685,440	546,933	—	6,232,373
Industrials	4,266,240	184,658	—	4,450,898
Information technology*	16,872,406	130,807	—	17,003,213
Materials	2,051,983	—	—	2,051,983
Telecommunication services	306,058	—	—	306,058
Short-term investments	429,488	—	—	429,488

Total	$42,976,536	$1,596,670	$—	$44,573,206

Growth & Income
Consumer discretionary	$10,940,253	$—	$—	$10,940,253
Consumer staples	9,691,976	914,996	—	10,606,972
Energy	8,310,476	—	—	8,310,476
Financials	12,368,288	—	—	12,368,288
Health care*	11,161,367	664,953	—	11,826,320
Industrials	7,433,146	92,258	—	7,525,404
Information technology	16,420,102	209,283	—	16,629,385
Materials	2,613,016	—	—	2,613,016
Telecommunication services	1,601,394	—	—	1,601,394
Utilities	2,264,147	—	—	2,264,147
Short-term investments	293,602	1,200,000	—	1,493,602
Written options**	(6,646)	—	—	(6,646)

Total	$83,091,121	$3,081,490	$—	$86,172,611

International Equity
France	$—	$6,396,012	$—	$6,396,012
Germany	—	16,566,401	—	16,566,401
Hong Kong	—	3,021,628	—	3,021,628
India	—	3,588,055	—	3,588,055
Japan	—	11,306,413	—	11,306,413
Sweden	—	3,764,473	—	3,764,473
Switzerland	—	12,318,628	—	12,318,628
United Kingdom	—	28,737,385	—	28,737,385
Other	—	1,698,438	—	1,698,438
Short-term investments	5,333,952	—	—	5,333,952

Total	$5,333,952	$87,397,433	$—	$92,731,385

TIAA-CREF Life Funds ▪ 2012 Semiannual Report	103

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Total

Large-Cap Value
Consumer discretionary	$5,770,374	$92,940	$—	$5,863,314
Consumer staples	4,670,385	257,525	—	4,927,910
Energy	10,394,607	181,957	—	10,576,564
Financials	15,014,260	653,751	—	15,668,011
Health care*	8,100,120	181,525	—	8,281,645
Industrials*	6,361,112	289,448	—	6,650,560
Information technology	5,426,851	92,488		5,519,339
Materials	1,297,138	36,530	—	1,333,668
Telecommunication services	2,799,490	—	—	2,799,490
Utilities	3,545,093	—	—	3,545,093
Short-term investments	2,116,908	—	—	2,116,908

Total	$65,496,338	$1,786,164	$—	$67,282,502

Real Estate Securities
Diversified capital markets	$473,960	$—	$—	$473,960
Diversified real estate activities	—	83,414	—	83,414
Diversified REITs	4,065,030	—	—	4,065,030
Industrial REITs	3,292,080	166,476	—	3,458,556
Mortgage REITs	503,400	—	—	503,400
Office REITs	8,875,744	—	—	8,875,744
Real estate operating companies	1,885,771	—	—	1,885,771
Residential REITs	15,931,150	—	—	15,931,150
Retail REITs	21,336,720	783,310	—	22,120,030
Specialized REITs	30,541,338	—	—	30,541,338
Short-term investments		3,000,000	—	3,000,000
Written options**	(12,000)	—	—	(12,000)

Total	$86,893,193	$4,033,200	$—	$90,926,393

Bond
Corporate bonds	$—	$67,245,161	$—	$67,245,161
Government bonds	—	95,740,337	—	95,740,337
Structured assets	—	9,808,243	—	9,808,243
Preferred stocks	40,114	—	—	40,114
Short-term investments	—	849,895	—	849,895

Total	$40,114	$173,643,636	—	$173,683,750

*	Includes American Depositary Receipts in Level 1.
**	Derivatives instruments are not reflected in the summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

104	2012 Semiannual Report ▪ TIAA-CREF Life Funds

continued

At June 30, 2012, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities:

	Asset derivatives			Liabilities derivatives
Derivative contracts	Location		Fair value amount	Location	Fair value amount
Growth & Income Fund
Equity contracts			—	Written options	$6,646

Stock Index Fund
Equity contracts	Futures	*	20,613		—

Real Estate Securities Fund
Equity contracts			—	Written options	12,000

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the period ended June 30, 2012, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Growth & Income Fund
Equity contracts	Written options	$600	$(1,332)

Stock Index Fund
Equity contracts	Futures transactions	36,314	19,209

Real Estate Securities Fund
Equity contracts	Written options	60,165	400

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded-funds, guarantees the futures against default. During the period ended June 30, 2012, the Small-Cap Equity Fund and Stock Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

TIAA-CREF Life Funds ▪ 2012 Semiannual Report	105

Notes to financial statements (unaudited)

At June 30, 2012, the Stock Index Fund held 12 open futures contracts expiring in September 2012:

Future	Market value	Unrealized gain (loss)

S&P 500 E-Mini Index Future	$813,840	$20,613

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. During the period ended June 30, 2012, the Growth & Income Fund and the Real Estate Securities Fund had exposure to options, based on underlying nominal values, generally between 0% and 1% of net assets and 0% to 5% of net assets, respectively.

Written options outstanding as of June 30, 2012 were as follows:

Fund	Written options	Contracts	Value
Growth & Income Fund
	Amazon., Call, 07/21/12 at $110.00	1	$(471)
	Equinix, Inc., Call, 07/21/12 at $185.00	4	(720)
	Google, Inc., Call, 06/29/12 at $570.00	2	(1,960)
	Google, Inc., Call, 06/29/12 at $575.00	2	(980)
	LinkedIn Corp., Call, 07/21/12 at $110.00	9	(2,340)
	Monster Beverage Corp., Call, 07/21/12 at $82.50	5	(175)
Total		23	(6,646)
Real Estate Securities Fund
	Boston Properties Inc., Call, 07/21/12 at $115.00	400	(12,000)

Transactions in written options and related premiums received during the period ended June 30, 2012, were as follows:

	Number of contracts	Premiums
Growth & Income Fund
Outstanding at beginning of period	—	$—
Written	25	5,914
Exercised	—	—
Expired	(2)	(600)
Closed	—	—
Outstanding at end of period	23	5,314

106	2012 Semiannual Report ▪ TIAA-CREF Life Funds

continued

	Number of contracts	Premiums
Real Estate Securities Fund
Outstanding at beginning of period	—	$—
Written	1,284	79,035
Purchased	(500)	(12,500)
Exercised	(224)	(34,343)
Expired	(160)	(19,792)
Closed	—	—
Outstanding at end of period	400	12,400

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of June 30, 2012, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment management fee	Maximum expense amounts*

Growth Equity	0.45%	0.52%
Growth & Income	0.45%	0.52%
International Equity	0.50%	0.60%
Large-Cap Value	0.45%	0.52%
Small-Cap Equity	0.48%	0.55%
Stock Index	0.06%	0.09%
Social Choice Equity	0.15%	0.22%
Real Estate Securities	0.50%	0.57%
Bond	0.30%	0.35%
Money Market	0.10%	0.15%

*	Maximum expense amounts reflect the majority of expenses, excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2013. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

TIAA-CREF Life Funds ▪ 2012 Semiannual Report	107

Notes to financial statements (unaudited)

Certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds. Additionally, at the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund.

The following is the percentage of the Funds’ shares owned by affiliates as of June 30, 2012:

Fund	Investments in funds held by TIAA-CREF Life	Investments in funds held by TIAA	Percentage of net assets

Growth Equity	100.0%	—%	100.0%
Growth & Income	83.1	16.9	100.0%
International Equity	74.7	25.3	100.0%
Large-Cap Value	61.3	38.7	100.0%
Small-Cap Equity	55.9	44.1	100.0%
Stock Index	100.0	—	100.0%
Social Choice Equity	67.8	32.2	100.0%
Real Estate Securities	55.3	44.7	100.0%
Bond	56.7	43.3	100.0%
Money Market	100.0	—	100.0%

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statements of Operations. In lending its securities, the Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

108	2012 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Growth Equity	$40,303,333	$5,348,843	$(1,078,969)	$4,269,874
Growth & Income	77,856,141	11,509,356	(3,186,240)	8,323,116
International Equity	102,354,153	2,149,239	(11,772,007)	(9,622,768)
Large-Cap Value	68,541,284	4,443,855	(5,702,637)	(1,258,782)
Small-Cap Equity	57,986,674	6,352,317	(2,385,059)	3,967,258
Stock Index	173,544,289	53,754,150	(31,035,936)	22,718,214
Social Choice Equity	36,618,134	8,128,547	(4,723,178)	3,405,369
Real Estate Securities	78,545,855	13,989,702	(1,597,164)	12,392,538
Bond	168,183,291	7,188,593	(1,688,134)	5,500,459

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended June 30, 2012 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Growth Equity	$36,583,914	$—	$36,587,100	$—
Growth & Income	48,596,862	—	46,575,240	—
International Equity	53,145,529	—	50,913,982	—
Large-Cap Value	30,235,945	—	30,842,821	—
Small-Cap Equity	36,775,366	—	37,937,648	—
Stock Index	5,257,958	—	7,912,297	—
Social Choice Equity	5,400,121	—	4,457,969	—
Real Estate Securities	31,281,997	—	32,065,035	—
Bond	49,001,695	101,366,542	33,540,968	94,393,237

TIAA-CREF Life Funds ▪ 2012 Semiannual Report	109

Notes to financial statements (unaudited)	concluded

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended December 31, 2011 was as follows:

	2011
Fund	Ordinary income	Long-term capital gains	Total

Growth Equity	$114,292	$—	$114,292
Growth & Income	832,617	—	832,617
International Equity	1,625,943	—	1,625,943
Large-Cap Value	976,416	—	976,416
Small-Cap Equity	317,153	—	317,153
Stock Index	3,369,120	—	3,369,120
Social Choice Equity	650,978	—	650,978
Real Estate Securities	967,504	—	967,504
Bond	5,009,099	12,940	5,022,039
Money Market	18,409	—	18,409

The tax character of the fiscal year 2012 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2012, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

110	2012 Semiannual Report ▪ TIAA-CREF Life Funds

Board renewal of the investment advisory agreement (unaudited)

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment advisory agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each series of the Trust (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each series of the Trust will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, initially approves or annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 29, 2012, at which it considered the annual renewal of the Agreement with respect to each of the Funds using its previously established process for reviewing the Agreement. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. The Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared certain of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds that underlie variable products with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment

TIAA-CREF Life Funds ▪ 2012 Semiannual Report	111

Board renewal of the investment advisory agreement (unaudited)

performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes of funds that underlie variable products and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by TAI.

In advance of the Board meeting held on March 29, 2012, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group or (with respect to the Stock Index Fund only) benchmark by a specified amount over a three-year period, together with an explanation of any events that had had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable funds or accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the

112	2012 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) fees charged by other advisers for managing similar funds; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 29, 2012, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various funds or accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Funds and TIAA Separate Account VA-1. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing

TIAA-CREF Life Funds ▪ 2012 Semiannual Report	113

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orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, as applicable, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group, peer universe and benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups and universes of mutual funds that underlie variable products. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds that underlie variable products for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance or TAI had represented that no remedial actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate remedial actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2011 with respect to the Funds. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board acknowledged the reasonableness of having management fee rates that permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had earned profits with respect to certain Funds, but had incurred losses on other Funds. The Board

114	2012 Semiannual Report ▪ TIAA-CREF Life Funds

continued

concluded that the profits earned by TAI with respect to certain Funds were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds that underlie variable products, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most comparable mutual funds that underlie variable products. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds that underlie variable products are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds that underlie variable products.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board determined that the current fee rates at current asset levels generally were low compared to peer groups of mutual funds that underlie variable products. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current and potential economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff as certain of the Funds. The Board considered the schedule of management fee rates for each of these funds and accounts, and the management fee rates actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: are offered in different types of

TIAA-CREF Life Funds ▪ 2012 Semiannual Report	115

Board renewal of the investment advisory agreement (unaudited)

markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors, among others, justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All time periods referenced below ended as of December 31, 2011. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2011 under the Agreement.

Growth Equity Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets.
•

The Fund’s management fees and total expenses were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one- and five-year periods, the Fund was in the 1st quintile of the group of comparable funds identified by Lipper for performance comparison purposes (“Performance Group”) and, for the two-, three-, four- and ten-year periods, the Fund was in the 3rd quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”). The Fund was in the 1st, 2nd, 3rd, 3rd, 1st and 4th quintiles, respectively, of its Performance Universe for the one-, two-, three-, four-, five- and ten-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

116	2012 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Growth & Income Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 1st quintile of its Performance Group for the one-, two-, four-, five- and ten-year periods and in the 3rd quintile of its Performance Group for the three-year period. The Fund was in the 1st quintile of its Performance Universe for the one-, two-, four-, five- and ten-year periods, and in the 2nd quintile of its Performance Universe for the three-year period.

•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Fund

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 5th quintile of its Performance Group for the one-, two-, three-, four-, five- and ten-year periods. The Fund was in the 5th quintile of its Performance Universe for the one-, two-, three-, four- and five-year periods and was in the 4th quintile of its Performance Universe for the ten-year period.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 4th quintile of its Performance Group for the two-, four- and five-year periods, and in the 5th and 1st quintiles of its Performance Group for the one- and three-year periods, respectively. The Fund was in the 4th quintile of its Performance Universe for the one-, two-, four- and five-year periods and in the 3rd quintile of its Performance Universe for the three-year period.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Small-Cap Equity Fund

•	The Fund’s annual contractual management fee rate is 0.48% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

TIAA-CREF Life Funds ▪ 2012 Semiannual Report	117

Board renewal of the investment advisory agreement (unaudited)

•

For the one-, two- and four-year periods, the Fund was in the 4th quintile of its Performance Group and, for the three- and five-year periods, the Fund was in the 5th quintile of its Performance Group. For the two- and four-year periods, the Fund was in the 2nd quintile of its Performance Universe and, for the one-, three- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Stock Index Fund

•	The Fund’s annual contractual management fee rate is 0.06% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st, 2nd, 2nd, 2nd, 3rd and 3rd quintiles of its Performance Universe for the one-, two-, three-, four-, five- and ten-year periods, respectively.
•

For the one-, three-, five- and ten-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 3000® Index, was +1, +1, +10 and +8 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 2nd quintile of its Performance Group for the two-, three-, four-, five- and ten-year periods and in the 1st quintile of its Performance Group for the one-year period. The Fund was in the 2nd quintile of its Performance Universe for the one-, two-, three-, four- and five-year periods and in the 3rd quintile of its Performance Universe for the ten-year period.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Real Estate Securities Fund

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

For the one-year period, the Fund was in the 4th quintile of its Performance Group and, for the two-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Group. For the two-year period, the Fund was in the 2nd quintile of its Performance Universe and, for the one-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

118	2012 Semiannual Report ▪ TIAA-CREF Life Funds

concluded

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Bond Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

For the three-year period, the Fund was in the 5th quintile of its Performance Group and, for the one-, two-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Group. For the one- and two-year periods, the Fund was in the 3rd quintile of its Performance Universe and, for the three-, four- and five-year periods, the Fund was in the 4th quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 2nd and 1st quintiles, respectively, of its Expense Group and in the 1st quintile of its Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Group and its Performance Universe.
•	Money market funds are not rated by Morningstar.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	TAI and its affiliates waived certain expenses of the Fund during the one-year period to prevent the Fund’s yield from being negative.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Life Funds ▪ 2012 Semiannual Report	119

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How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 8p.m. ET, Monday–Friday

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

Advisor services

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200.Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC.TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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C5429	A10937 (8/12)

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 0.2%
2,639	*,e	Tesla Motors, Inc	$82,574

		TOTAL AUTOMOBILES & COMPONENTS	82,574

CAPITAL GOODS - 7.8%
13,096		Boeing Co	973,033
2,807		Caterpillar, Inc	238,342
5,203	e	European Aeronautic Defence and Space Co	184,658
9,855		Honeywell International, Inc	550,303
5,493		Precision Castparts Corp	903,544
4,870		Roper Industries, Inc	480,085
1,742		Stanley Works	112,115

		TOTAL CAPITAL GOODS	3,442,080

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
8,080	*	Nielsen Holdings NV	211,858
6,960	*	Verisk Analytics, Inc	342,849

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	554,707

CONSUMER DURABLES & APPAREL - 3.6%
14,181		Burberry Group plc	295,260
2,230	*	Michael Kors Holdings Ltd	93,303
9,309		Nike, Inc (Class B)	817,144
2,664		Ralph Lauren Corp	373,120

		TOTAL CONSUMER DURABLES & APPAREL	1,578,827

CONSUMER SERVICES - 5.6%
8,838	*	Orient-Express Hotels Ltd (Class A)	73,974
20,777		Starbucks Corp	1,107,830
8,258		Starwood Hotels & Resorts Worldwide, Inc	438,004
4,191		Wynn Resorts Ltd	434,690
6,326		Yum! Brands, Inc	407,521

		TOTAL CONSUMER SERVICES	2,462,019

DIVERSIFIED FINANCIALS - 4.1%
5,777		American Express Co	336,279
3,624		Ameriprise Financial, Inc	189,390
28,060		Blackstone Group LP	366,744
1,244		Capital One Financial Corp	67,997
3,159	*	IntercontinentalExchange, Inc	429,561
11,339		Moody’s Corp	414,440

		TOTAL DIVERSIFIED FINANCIALS	1,804,411

ENERGY - 3.7%

2,269		EOG Resources, Inc	204,460
6,859		National Oilwell Varco, Inc	441,994
8,409		Schlumberger Ltd	545,828
15,182		Suncor Energy, Inc	439,012

		TOTAL ENERGY	1,631,294

FOOD & STAPLES RETAILING - 0.5%
2,256		Whole Foods Market, Inc	215,042

		TOTAL FOOD & STAPLES RETAILING	215,042

FOOD, BEVERAGE & TOBACCO - 2.7%
4,368		Hershey Co	314,627
8,425		Mead Johnson Nutrition Co	678,297
2,781		Philip Morris International, Inc	242,670

		TOTAL FOOD, BEVERAGE & TOBACCO	1,235,594

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
7,011	*	Cerner Corp	$579,529
1,651	*	Edwards Lifesciences Corp	170,549
1,294	*	Intuitive Surgical, Inc	716,604
768	*	SXC Health Solutions Corp	76,193

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,542,875

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
7,805		Estee Lauder Cos (Class A)	422,407

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	422,407

MATERIALS - 4.6%
9,535		Ecolab, Inc	653,433
15,232		Monsanto Co	1,260,905
1,040		Sherwin-Williams Co	137,645

		TOTAL MATERIALS	2,051,983

MEDIA - 5.7%
15,348		Comcast Corp (Class A)	490,676
9,211	*	DIRECTV	449,681
4,297	*	Discovery Communications, Inc (Class A)	232,038
6,179		Scripps Networks Interactive (Class A)	351,338
20,785		Walt Disney Co	1,008,072

		TOTAL MEDIA	2,531,805

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.6%
6,167		Abbott Laboratories	397,586
8,392		Agilent Technologies, Inc	329,302
7,625	*	Alexion Pharmaceuticals, Inc	757,163
7,143		Allergan, Inc	661,228
4,514	*	Biogen Idec, Inc	651,731
4,706	*	BioMarin Pharmaceuticals, Inc	186,263
5,993	*	Gilead Sciences, Inc	307,321
4,671	*,e	Illumina, Inc	188,662
6,590		Johnson & Johnson	445,220
3,771		Novo Nordisk AS (Class B)	546,934
3,282	*	Onyx Pharmaceuticals, Inc	218,089

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,689,499

REAL ESTATE - 0.7%
4,679		American Tower Corp	327,109

		TOTAL REAL ESTATE	327,109

RETAILING - 4.1%
7,606	*	Amazon.com, Inc	1,736,830
800	*	Dollar Tree, Inc	43,040
340		Tractor Supply Co	28,240

		TOTAL RETAILING	1,808,110

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
4,805		Avago Technologies Ltd	172,499
9,430		Broadcom Corp (Class A)	318,734

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	491,233

SOFTWARE & SERVICES - 25.5%
19,077	*	Adobe Systems, Inc	617,522
8,709	*	Autodesk, Inc	304,728
1,160	*	Baidu, Inc (ADR)	133,377
5,845	*	Cognizant Technology Solutions Corp (Class A)	350,700
20,264	*	eBay, Inc	851,290
4,042	*,e	Facebook, Inc	125,787
8,403	*	Gartner, Inc	361,749
2,312	*	Google, Inc (Class A)	1,341,122
28,350		Intuit, Inc	1,682,573
2,232		Mastercard, Inc (Class A)	960,006
43,308		Microsoft Corp	1,324,792

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

18,410	*	Nuance Communications, Inc	$438,526
12,192	*	Red Hat, Inc	688,604
4,021	*	Salesforce.com, Inc	555,943
2,209		SAP AG.	130,807
4,056	*	TIBCO Software, Inc	121,356
8,762		Visa, Inc (Class A)	1,083,246
2,378	*	VMware, Inc (Class A)	216,493

		TOTAL SOFTWARE & SERVICES	11,288,621

TECHNOLOGY HARDWARE & EQUIPMENT - 11.8%
5,667	*	Apple, Inc	3,309,528
34,225		Cisco Systems, Inc	587,643
34,831	*	EMC Corp	892,719
7,785		Qualcomm, Inc	433,469

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,223,359

TELECOMMUNICATION SERVICES - 0.7%
6,887		Verizon Communications, Inc	306,058

		TOTAL TELECOMMUNICATION SERVICES	306,058

TRANSPORTATION - 1.0%
4,957		FedEx Corp	454,111

		TOTAL TRANSPORTATION	454,111

		TOTAL COMMON STOCKS (Cost $39,804,792)	44,143,718

SHORT-TERM INVESTMENTS - 1.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
429,488	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	429,488

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	429,488

		TOTAL SHORT-TERM INVESTMENTS (Cost $429,488)	429,488

		TOTAL INVESTMENTS - 100.8% (Cost $40,234,280)	44,573,206
		OTHER ASSETS & LIABILITIES, NET - (0.8)%	(371,318)

		NET ASSETS - 100.0%	$44,201,888

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $425,550.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.2%
BANKS - 4.2%
22,756		Fifth Third Bancorp	$304,930
9,133	*	Ocwen Financial Corp	171,518
41,624		Regions Financial Corp	280,962
11,462		TCF Financial Corp	131,584
27,735		US Bancorp	891,958
54,330		Wells Fargo & Co	1,816,795

		TOTAL BANKS	3,597,747

CAPITAL GOODS - 7.1%
4,408		Ametek, Inc	220,003
6,104		Boeing Co	453,527
9,372		Eaton Corp	371,412
5,261		Emerson Electric Co	245,058
58,636		General Electric Co	1,221,974
18,268		Honeywell International, Inc	1,020,085
26,471		Invensys plc	92,258
7,565	*	Owens Corning, Inc	215,905
3,512		Precision Castparts Corp	577,689
5,797		Roper Industries, Inc	571,468
1,870		SPX Corp	122,149
4,297	*	Teledyne Technologies, Inc	264,910
11,430		Textron, Inc	284,264
8,320		Tyco International Ltd	439,712

		TOTAL CAPITAL GOODS	6,100,414

CONSUMER DURABLES & APPAREL - 1.6%
18,839		DR Horton, Inc	346,261
6,732		Jarden Corp	282,878
2,398		Phillips-Van Heusen Corp	186,540
2,010	*,e	Under Armour, Inc (Class A)	189,905
2,706		VF Corp	361,116

		TOTAL CONSUMER DURABLES & APPAREL	1,366,700

CONSUMER SERVICES - 2.4%
850	*	Chipotle Mexican Grill, Inc (Class A)	322,958
4,146		McDonald’s Corp	367,045
4,156	*	Penn National Gaming, Inc	185,316
10,530		Starbucks Corp	561,460
3,705		Starwood Hotels & Resorts Worldwide, Inc	196,513
7,458		Yum! Brands, Inc	480,444

		TOTAL CONSUMER SERVICES	2,113,736

DIVERSIFIED FINANCIALS - 5.0%
10,101		American Express Co	587,980
5,443		Ameriprise Financial, Inc	284,451
38,606		Bank of America Corp	315,797
28,852		Blackstone Group LP	377,096
16,796		Citigroup, Inc	460,378
22,140		Discover Financial Services	765,601
2,606		Goldman Sachs Group, Inc	249,811
1,602	*	IntercontinentalExchange, Inc	217,840
16,460		JPMorgan Chase & Co	588,116
16,486		Morgan Stanley	240,531
19,010		SLM Corp	298,647

		TOTAL DIVERSIFIED FINANCIALS	4,386,248

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ENERGY - 9.6%
11,280		Anadarko Petroleum Corp	$746,736
16,344		Chevron Corp	1,724,292
4,198	*	Cobalt International Energy, Inc	98,653
12,523		EXCO Resources, Inc	95,050
29,914		Exxon Mobil Corp	2,559,741
9,238		Kinder Morgan, Inc	297,648
4,762		National Oilwell Varco, Inc	306,863
2,716		Noble Energy, Inc	230,371
10,940		Occidental Petroleum Corp	938,324
3,366		Pioneer Natural Resources Co	296,915
8,299		Schlumberger Ltd	538,688
7,229	*	Southwestern Energy Co	230,822
5,508		Transocean Ltd	246,373

		TOTAL ENERGY	8,310,476

FOOD & STAPLES RETAILING - 1.3%
11,276		Wal-Mart Stores, Inc	786,163
3,163		Whole Foods Market, Inc	301,497

		TOTAL FOOD & STAPLES RETAILING	1,087,660

FOOD, BEVERAGE & TOBACCO - 9.3%
5,634		Anheuser-Busch InBev NV (ADR)	448,748
2,740	*	Annie’s, Inc	114,696
2,428		Beam, Inc	151,726
1,757		Brown-Forman Corp (Class B)	170,166
20,715		Coca-Cola Co	1,619,706
3,774		Groupe Danone	234,541
11,226		Hershey Co	808,609
7,163		Ingredion, Inc	354,712
4,024		Lorillard, Inc	530,967
4,676		Mead Johnson Nutrition Co	376,465
6,527	*,d	Monster Beverage Corp	464,722
9,455		PepsiCo, Inc	668,090
20,736		Philip Morris International, Inc	1,809,423
2,109		Remy Cointreau S.A.	231,707

		TOTAL FOOD, BEVERAGE & TOBACCO	7,984,278

HEALTH CARE EQUIPMENT & SERVICES - 2.3%
16,091		Cardinal Health, Inc	675,822
3,968	*	Cerner Corp	327,995
11,475	*	Express Scripts Holding Co	640,649
3,955	*	SXC Health Solutions Corp	392,375

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,036,841

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
4,286		Colgate-Palmolive Co	446,173
9,060		Estee Lauder Cos (Class A)	490,327
9,772		Procter & Gamble Co	598,535

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,535,035

INSURANCE - 3.2%
12,327		ACE Ltd	913,801
7,948		Aon plc	371,807
4,796	*	Berkshire Hathaway, Inc (Class B)	399,651
10,608		Prudential Financial, Inc	513,745
8,625		Travelers Cos, Inc	550,620

		TOTAL INSURANCE	2,749,624

MATERIALS - 3.0%
3,022		Ashland, Inc	209,455
7,037		Cytec Industries, Inc	412,650
6,131		Du Pont (E.I.) de Nemours & Co	310,044
4,310		FMC Corp	230,499
3,134		Georgia Gulf Corp	80,450
5,321		LyondellBasell Industries AF S.C.A	214,277

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

11,011		Monsanto Co	$911,490
1,203		PPG Industries, Inc	127,662
2,309	*	WR Grace & Co	116,489

		TOTAL MATERIALS	2,613,016

MEDIA - 3.8%
10,014		CBS Corp (Class B)	328,259
3,743	*	Charter Communications, Inc	265,266
29,526		Comcast Corp (Class A)	943,946
3,976		Scripps Networks Interactive (Class A)	226,075
6,656		Time Warner, Inc	256,256
9,628		Viacom, Inc (Class B)	452,709
15,995		Walt Disney Co	775,758

		TOTAL MEDIA	3,248,269

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.4%
16,993		Abbott Laboratories	1,095,539
5,012	*	Alexion Pharmaceuticals, Inc	497,692
6,395		Allergan, Inc	591,985
5,897		Amgen, Inc	430,717
6,090		Bayer AG.	438,841
4,518	*	Biogen Idec, Inc	652,309
6,252	*	BioMarin Pharmaceuticals, Inc	247,454
8,725		Bristol-Myers Squibb Co	313,664
17,675	*	Gilead Sciences, Inc	906,374
3,919	*	Jazz Pharmaceuticals plc	176,394
19,273		Johnson & Johnson	1,302,084
1,559		Novo Nordisk AS (Class B)	226,112
86,725		Pfizer, Inc	1,994,675
9,780		Teva Pharmaceutical Industries Ltd (ADR)	385,723
7,162	*	Watson Pharmaceuticals, Inc	529,916

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,789,479

REAL ESTATE - 1.9%
10,759		American Tower Corp	752,162
3,350		Simon Property Group, Inc	521,461
16,147		Weyerhaeuser Co	361,047

		TOTAL REAL ESTATE	1,634,670

RETAILING - 4.9%
1,709	*,d	Amazon.com, Inc	390,250
16,055		Foot Locker, Inc	490,962
6,645		GNC Holdings, Inc	260,484
21,814		Home Depot, Inc	1,155,924
14,268		Macy’s, Inc	490,106
5,082		Petsmart, Inc	346,491
3,671		Tiffany & Co	194,379
17,537		TJX Companies, Inc	752,863
4,715	*	Urban Outfitters, Inc	130,087

		TOTAL RETAILING	4,211,546

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
12,534		Avago Technologies Ltd	449,971
28,563	*	Imagination Technologies Group plc	209,283
30,266		Intel Corp	806,589
31,205	*	ON Semiconductor Corp	221,555

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,687,398

SOFTWARE & SERVICES - 8.6%
10,003	*	Aspen Technology, Inc	231,570
17,916	*	eBay, Inc	752,651
993	*,d	Equinix, Inc	174,420
6,491		Fidelity National Information Services, Inc	221,213
1,323	*,d	Google, Inc (Class A)	767,433
9,770		IAC/InterActiveCorp	445,512
4,237		International Business Machines Corp	828,673

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

1,955	*,d,e	LinkedIn Corp	$207,758
4,396	*	Micros Systems, Inc	225,075
49,483		Microsoft Corp	1,513,685
1,571	*	MicroStrategy, Inc (Class A)	204,010
39,065		Oracle Corp	1,160,231
34,881	*	Symantec Corp	509,611
11,872	*	Yahoo!, Inc	187,934

		TOTAL SOFTWARE & SERVICES	7,429,776

TECHNOLOGY HARDWARE & EQUIPMENT - 8.7%
7,317	*	Apple, Inc	4,273,128
51,463		Cisco Systems, Inc	883,620
537	*	Comverse Technology, Inc	3,125
15,096	*	EMC Corp	386,910
14,710		Hewlett-Packard Co	295,818
31,168	*	JDS Uniphase Corp	342,848
9,801	*	NetApp, Inc	311,868
16,279		Qualcomm, Inc	906,415
6,717	*	Riverbed Technology, Inc	108,480

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,512,212

TELECOMMUNICATION SERVICES - 1.9%
41,118		AT&T, Inc	1,466,268
5,266	*	tw telecom inc (Class A)	135,126

		TOTAL TELECOMMUNICATION SERVICES	1,601,394

TRANSPORTATION - 1.6%
20,400		CSX Corp	456,144
3,327		Kansas City Southern Industries, Inc	231,426
4,590	*	Old Dominion Freight Line	198,701
6,840		United Parcel Service, Inc (Class B)	538,718

		TOTAL TRANSPORTATION	1,424,989

UTILITIES - 2.6%
7,075		American Water Works Co, Inc	242,531
12,913	*	Calpine Corp	213,194
23,818		Centerpoint Energy, Inc	492,318
9,353		Duke Energy Corp	215,680
13,797		Edison International	637,421
4,485		Exelon Corp	168,726
11,890		NiSource, Inc	294,277

		TOTAL UTILITIES	2,264,147

		TOTAL COMMON STOCKS (Cost $76,144,451)	84,685,655

TIAA-CREF LIFE FUNDS - Growth & Income Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.7%
GOVERNMENT AGENCY DEBT - 1.4%
$1,200,000		Federal Home Loan Bank (FHLB)	0.001%	07/02/12	$1,200,000

					1,200,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
293,603	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			293,602

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			293,602

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,493,603)			1,493,602

		TOTAL INVESTMENTS - 99.9% (Cost $77,638,054)			86,179,257
		OTHER ASSETS & LIABILITIES, NET - 0.1%			58,261

		NET ASSETS - 100.0%			$86,237,518

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $298,867.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.9%
BELGIUM - 1.5%
27,309		UCB S.A.	$1,379,524

		TOTAL BELGIUM	1,379,524

FRANCE - 7.5%
60,136		BNP Paribas	2,318,524
15,233		Compagnie Generale d’Optique Essilor International S.A.	1,415,141
10,790	e	Edenred	305,889
43,285	e	Lafarge S.A.	1,933,029
4,063		Technip S.A.	423,429

		TOTAL FRANCE	6,396,012

GERMANY - 19.1%
87,623		Bayer AG.	6,314,048
15,973		Beiersdorf AG.	1,035,490
51,789		Henkel KGaA (Preference)	3,441,160
55,537		Lanxess AG.	3,514,631
14,247		Merck KGaA	1,422,796
17,053		Rheinmetall AG.	838,276

		TOTAL GERMANY	16,566,401

HONG KONG - 3.5%
1,484,000		Li & Fung Ltd	2,873,395
234,000		Trinity Ltd	148,233

		TOTAL HONG KONG	3,021,628

INDIA - 4.2%
214,478		DLF Ltd	770,856
242,153		HDFC Bank Ltd	2,466,404
28,483		United Spirits Ltd	350,795

		TOTAL INDIA	3,588,055

ITALY - 0.2%
4,274		Saipem S.p.A.	190,340

		TOTAL ITALY	190,340

JAPAN - 13.1%
44,100		Asics Corp	559,435
15,770	e	Canon, Inc	629,389
15,800		Daikin Industries Ltd	444,965
14,822		Denso Corp	506,482
750	*	Fanuc Ltd	123,286
3,200		Fast Retailing Co Ltd	640,293
265,000		Hitachi Ltd	1,633,948
12,300		JS Group Corp	259,582
25,800		JTEKT Corp	267,123
2,003		Kao Corp	55,239
1,680		Komatsu Ltd	40,104
16,700	e	Konami Corp	378,402
1,693		Mitsubishi Corp	34,223
13,016		Mitsubishi Electric Corp	108,898
18,000		Mitsubishi Heavy Industries Ltd	73,173
65,853		Mitsubishi UFJ Financial Group, Inc	315,494
7,000		Mitsui Trust Holdings, Inc	20,920
750		Nitto Denko Corp	32,133
1,750	*	NOK Corp	37,365
3,253	e	Nomura Holdings, Inc	12,162
23,500		Sanrio Co Ltd	856,769

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

35,850		Shin-Etsu Chemical Co Ltd	$1,974,188
1,650	*,e	Sony Corp	23,594
3,850		Sumitomo Corp	53,868
3,200		Sumitomo Metal Mining Co Ltd	36,061
3,000	e	Suruga Bank Ltd	30,727
317,500	e	Teijin Ltd	966,520
27,800		Toyota Motor Corp	1,122,069
2,800	e	United Arrows Ltd	70,001

		TOTAL JAPAN	11,306,413

NETHERLANDS - 0.1%
821		Royal Dutch Shell plc (A Shares)	27,662

		TOTAL NETHERLANDS	27,662

SWEDEN - 4.3%
50,064		Assa Abloy AB (Class B)	1,398,089
120,048		SKF AB (B Shares)	2,366,384

		TOTAL SWEDEN	3,764,473

SWITZERLAND - 14.2%
64,899	e	Adecco S.A.	2,886,044
3,880		Burckhardt Compression Holding AG.	996,596
238,108	*	Clariant AG.	2,353,073
3,235		Credit Suisse Group	59,191
592		Givaudan S.A.	581,027
34,824		Holcim Ltd	1,929,439
4,020		Nestle S.A.	239,906
12,985		Swatch Group AG. Reg	903,385
15,166		Tecan Group AG.	1,046,592
113,088	*	UBS AG. (Switzerland)	1,323,375

		TOTAL SWITZERLAND	12,318,628

TAIWAN - 0.1%
342,000		Yageo Corp	100,912

		TOTAL TAIWAN	100,912

UNITED KINGDOM - 33.1%
6,781	*	Afren plc	11,023
487,364		Barclays plc	1,245,337
16,469		BG Group plc	337,145
144,793		British Sky Broadcasting plc	1,578,518
125,786		Carnival plc	4,300,687
105,429		Compass Group plc	1,106,691
290,332		Filtrona plc	2,177,757
30,775		Imperial Tobacco Group plc	1,185,707
1,509,576		Man Group plc	1,806,312
34,229		Petrofac Ltd	747,127
64,246		Reckitt Benckiser Group plc	3,395,850
229,930		Reed Elsevier plc	1,842,923
2,952	*	Rockhopper Exploration plc	11,924
106,113		Smiths Group plc	1,685,219
212,305		Tate & Lyle plc	2,156,154
76,031		Tullow Oil plc	1,757,272
90,998		Wolseley plc	3,391,739

		TOTAL UNITED KINGDOM	28,737,385

		TOTAL COMMON STOCKS (Cost $96,398,583)	87,397,433

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 6.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.2%
5,333,952	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$5,333,952

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	5,333,952

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,333,952)	5,333,952

		TOTAL INVESTMENTS - 107.1% (Cost $101,732,535)	92,731,385
		OTHER ASSETS & LIABILITIES, NET - (7.1)%	(6,153,139)

		NET ASSETS - 100.0%	$86,578,246

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $ 5,243,370.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2012

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$16,569,840	19.0%
MATERIALS	15,497,859	17.9
INDUSTRIALS	15,273,458	17.6
CONSUMER STAPLES	11,860,301	13.7
HEALTH CARE	11,578,100	13.4
FINANCIALS	10,369,301	12.0
ENERGY	3,505,923	4.1
INFORMATION TECHNOLOGY	2,742,651	3.2
SHORT - TERM INVESTMENTS	5,333,952	6.2
OTHER ASSETS & LIABILITIES, NET	(6,153,139)	(7.1)

NET ASSETS	$86,578,246	100.0%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 0.4%
15,053	*	American Axle & Manufacturing Holdings, Inc	$157,906
3,102	*	Visteon Corp	116,325

		TOTAL AUTOMOBILES & COMPONENTS	274,231

BANKS - 6.0%
3,139		BB&T Corp	96,838
101,500		BOC Hong Kong Holdings Ltd	312,463
11,758		Fifth Third Bancorp	157,557
10,498		First Horizon National Corp	90,808
40,153		Huntington Bancshares, Inc	256,979
975		PNC Financial Services Group, Inc	59,582
41,172		Regions Financial Corp	277,911
4,093		SunTrust Banks, Inc	99,173
16,476		TCF Financial Corp	189,145
20,981		US Bancorp	674,749
50,275		Wells Fargo & Co	1,681,196

		TOTAL BANKS	3,896,401

CAPITAL GOODS - 9.1%
8,084		Boeing Co	600,641
13,562		CAE, Inc	131,744
14,312	*	Edwards Group Ltd (ADR)	113,923
102,492		General Electric Co	2,135,933
7,092		Honeywell International, Inc	396,017
6,586		Illinois Tool Works, Inc	348,334
4,072		Ingersoll-Rand plc	171,757
45,249		Invensys plc	157,704
1,560		L-3 Communications Holdings, Inc	115,455
23,823		Masco Corp	330,425
5,088	*,e	Polypore International, Inc	205,504
5,779		SPX Corp	377,484
7,056		Textron, Inc	175,483
12,401		Tyco International Ltd	655,393

		TOTAL CAPITAL GOODS	5,915,797

CONSUMER DURABLES & APPAREL - 1.2%
8,461		Jarden Corp	355,531
37,297	*	Pulte Homes, Inc	399,078

		TOTAL CONSUMER DURABLES & APPAREL	754,609

CONSUMER SERVICES - 1.6%
13,888		Carnival Corp	475,942
562		Interval Leisure Group, Inc	10,684
19,859	*	Orient-Express Hotels Ltd (Class A)	166,220
7,521	*	Penn National Gaming, Inc	335,361
1,378		Six Flags Entertainment Corp	74,660

		TOTAL CONSUMER SERVICES	1,062,867

DIVERSIFIED FINANCIALS - 8.2%
8,838		Apollo Management LP	109,591
86,219		Bank of America Corp	705,271
28,302		Blackstone Group LP	369,907
7,210		Capital One Financial Corp	394,099
37,346		Citigroup, Inc	1,023,654
5,758		Deutsche Bank AG.	207,825
14,890		Discover Financial Services	514,896
1,261		Goldman Sachs Group, Inc	120,880
16,872		JPMorgan Chase & Co	602,837

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

42,415		Morgan Stanley	$618,835
9,621		State Street Corp	429,481
19,828		UBS A.G.	232,186

		TOTAL DIVERSIFIED FINANCIALS	5,329,462

ENERGY - 16.2%
5,721		Anadarko Petroleum Corp	378,730
4,373		Baker Hughes, Inc	179,730
4,002		Cabot Oil & Gas Corp	157,679
5,291		Cenovus Energy, Inc	168,254
16,572		Chevron Corp	1,748,346
12,680	*	Cobalt International Energy, Inc	297,980
4,875	e	Crescent Point Energy Corp	181,957
8,245		Energy Transfer Partners LP	364,346
2,236		EOG Resources, Inc	201,486
1,009		Equitable Resources, Inc	54,113
36,305	e	EXCO Resources, Inc	275,555
36,638		Exxon Mobil Corp	3,135,114
27,207	*	Kodiak Oil & Gas Corp	223,369
3,455		Marathon Petroleum Corp	155,199
18,027	*	Matador Resources Co	193,610
1,188		Noble Energy, Inc	100,766
15,628		Occidental Petroleum Corp	1,340,414
1,027	*	Phillips 66	34,137
13,142	*	Southwestern Energy Co	419,624
274		Spectra Energy Corp	7,962
5		Sunoco, Inc	237
6,157		Transocean Ltd	275,403
40,942	*	Weatherford International Ltd	517,097
5,741		Williams Cos, Inc	165,456

		TOTAL ENERGY	10,576,564

FOOD & STAPLES RETAILING - 0.4%
2,960		CVS Corp	138,321
4,940		Walgreen Co	146,125

		TOTAL FOOD & STAPLES RETAILING	284,446

FOOD, BEVERAGE & TOBACCO - 4.7%
12,643		Altria Group, Inc	436,816
11,710	e	Consumer Staples Select Sector SPDR Fund	407,156
7,229	*	DE Master Blenders 1753 NV	81,511
3,797		General Mills, Inc	146,337
1,446	*	Hillshire Brands Co	41,914
16,556		Kraft Foods, Inc (Class A)	639,393
2,182		Lorillard, Inc	287,915
5,645		PepsiCo, Inc	398,876
1,466		Philip Morris International, Inc	127,923
4,087	*	Ralcorp Holdings, Inc	272,766
2,344		Remy Cointreau S.A.	257,525

		TOTAL FOOD, BEVERAGE & TOBACCO	3,098,132

HEALTH CARE EQUIPMENT & SERVICES - 3.2%
3,995		Baxter International, Inc	212,334
26,325	*	Boston Scientific Corp	149,263
14,141		Cardinal Health, Inc	593,922
4,114		Cigna Corp	181,016
13,837		UnitedHealth Group, Inc	809,465
1,776		WellPoint, Inc	113,291

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,059,291

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
5,044		Avon Products, Inc	81,764
23,895		Procter & Gamble Co	1,463,569

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,545,333

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

INSURANCE - 6.7%
6,935		ACE Ltd	$514,092
8,319		Allstate Corp	291,914
3,285		Aon plc	153,672
2	*	Berkshire Hathaway, Inc	249,890
4,079	*	Berkshire Hathaway, Inc (Class B)	339,903
1,852		Everest Re Group Ltd	191,663
4,565		Hartford Financial Services Group, Inc	80,481
12,257		Marsh & McLennan Cos, Inc	395,043
1,707		Max Capital Group Ltd	39,858
12,493		Metlife, Inc	385,409
1,607		PartnerRe Ltd	121,602
15,177		Principal Financial Group	398,093
8,457		Prudential Financial, Inc	409,573
1,850		RenaissanceRe Holdings Ltd	140,618
7,362		Travelers Cos, Inc	469,990
9,368		XL Capital Ltd	197,103

		TOTAL INSURANCE	4,378,904

MATERIALS - 2.1%
3,530		Ashland, Inc	244,664
9,595		Georgia Gulf Corp	246,304
17,135		PolyOne Corp	234,406
12,000	e	Teijin Ltd	36,530
6,847		Walter Energy, Inc	302,364
5,155	e	Westlake Chemical Corp	269,400

		TOTAL MATERIALS	1,333,668

MEDIA - 3.2%
16,399		Comcast Corp (Class A)	524,276
11,447		DISH Network Corp (Class A)	326,812
9,849		News Corp (Class A)	219,534
8,589		Time Warner, Inc	330,677
14,376		Walt Disney Co	697,236

		TOTAL MEDIA	2,098,535

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
3,832		Amgen, Inc	279,889
53,251	*	Biovitrum AB	181,525
6,219		Eli Lilly & Co	266,857
19,624		Johnson & Johnson	1,325,798
25,427		Merck & Co, Inc	1,061,577
83,407		Pfizer, Inc	1,918,361
21,702		Teva Pharmaceutical Industries Ltd (ADR)	855,927
5,634	*	Viropharma, Inc	133,526
11,099		Warner Chilcott plc	198,894

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,222,354

REAL ESTATE - 3.2%
971		Boston Properties, Inc	105,227
33,835		Chimera Investment Corp	79,851
12,612	*	Forest City Enterprises, Inc (Class A)	184,135
3,287		General Growth Properties, Inc	59,462
15,448		Kimco Realty Corp	293,975
4,031		Mack-Cali Realty Corp	117,181
4,422		Potlatch Corp	141,239
121	*	Rouse Properties, Inc	1,640
2,441		SL Green Realty Corp	195,866
4,624		Starwood Property Trust, Inc	98,537
536		Vornado Realty Trust	45,013
27,176		Weyerhaeuser Co	607,655
24,000		Wharf Holdings Ltd	133,463

		TOTAL REAL ESTATE	2,063,244

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

RETAILING - 2.5%
4,044		Abercrombie & Fitch Co (Class A)	$138,062
17,388		Best Buy Co, Inc	364,452
4,561		Expedia, Inc	219,247
20,742	e	JC Penney Co, Inc	483,496
48,000		Li & Fung Ltd	92,940
5,108		Lowe’s Companies, Inc	145,272
8,322	*	Urban Outfitters, Inc	229,604

		TOTAL RETAILING	1,673,073

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
4,845		Avago Technologies Ltd	173,936
5,524		Broadcom Corp (Class A)	186,711
14,264	*,e	Freescale Semiconductor Holdings Ltd	146,206
7,024	*	Lam Research Corp	265,086
32,875	*	ON Semiconductor Corp	233,412
27,543	*	RF Micro Devices, Inc	117,058

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,122,409

SOFTWARE & SERVICES - 2.3%
1,606	*	Alliance Data Systems Corp	216,810
13,203	*	AOL, Inc	370,740
2,862		DST Systems, Inc	155,435
13,285	*	eBay, Inc	558,103
326	*	Google, Inc (Class A)	189,103

		TOTAL SOFTWARE & SERVICES	1,490,191

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
10,540	*	Ciena Corp	172,540
53,277		Cisco Systems, Inc	914,766
40,771		Corning, Inc	527,169
34,787		Hewlett-Packard Co	699,567
15,000		Hitachi Ltd	92,488
20,716	*	JDS Uniphase Corp	227,876
11,430	*	Juniper Networks, Inc	186,423
2,355	*	SanDisk Corp	85,910

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,906,739

TELECOMMUNICATION SERVICES - 4.3%
69,330		AT&T, Inc	2,472,308
3,197	*	Level 3 Communications, Inc	70,813
9,991	*	tw telecom inc (Class A)	256,369

		TOTAL TELECOMMUNICATION SERVICES	2,799,490

TRANSPORTATION - 1.1%
4,056		FedEx Corp	371,570
8,963	*	UAL Corp	218,070
9,933		UTI Worldwide, Inc	145,121

		TOTAL TRANSPORTATION	734,761

UTILITIES - 5.4%
12,065	*	Calpine Corp	199,193
10,625		Centerpoint Energy, Inc	219,619
20,508		Duke Energy Corp	472,914
593		Entergy Corp	40,259
23,175		Exelon Corp	871,843
5,853		FirstEnergy Corp	287,909
3,296		NextEra Energy, Inc	226,798
6,638		PG&E Corp	300,502
8,278		PPL Corp	230,211
60,871	*	RRI Energy, Inc	104,090
4,328	e	Utilities Select Sector SPDR Fund	160,093
15,194		Xcel Energy, Inc	431,662

		TOTAL UTILITIES	3,545,093

		TOTAL COMMON STOCKS (Cost $65,309,175)	65,165,594

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 3.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.3%
2,116,908	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$2,116,908

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,116,908

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,116,908)	2,116,908

		TOTAL INVESTMENTS - 103.2% (Cost $67,426,083)	67,282,502
		OTHER ASSETS & LIABILITIES, NET - (3.2)%	(2,070,657)

		NET ASSETS - 100.0%	$65,211,845

Abbreviation(s):

ADR	American Depositary Receipt

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,112,219.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1.1%
7,619		Dana Holding Corp	$97,600
4,100		Lear Corp	154,693
7,099	*	Tenneco, Inc	190,395
3,500	*	WABCO Holdings, Inc	185,255

		TOTAL AUTOMOBILES & COMPONENTS	627,943

BANKS - 6.9%
11,682		Astoria Financial Corp	114,484
10,174		Brookline Bancorp, Inc	90,040
7,600		Capitol Federal Financial	90,288
420		Century Bancorp, Inc	12,487
2,219		Columbia Banking System, Inc	41,762
2,538		Dime Community Bancshares	33,730
12,112		East West Bancorp, Inc	284,147
2,922		First Financial Bancorp	46,694
3,702	e	First Financial Bankshares, Inc	127,941
6,980	*	First Republic Bank	234,528
17,929		FirstMerit Corp	296,187
2,452		NBT Bancorp, Inc	52,939
10,850		Oritani Financial Corp	156,131
3,982		Prosperity Bancshares, Inc	167,363
9,910		Provident Financial Services, Inc	152,118
30,540	e	Radian Group, Inc	100,477
25,237		Susquehanna Bancshares, Inc	259,941
7,154	*	SVB Financial Group	420,083
3,900	*	Texas Capital Bancshares, Inc	157,521
6,355		UMB Financial Corp	325,567
16,180		Umpqua Holdings Corp	212,929
5,400		Webster Financial Corp	116,964
16,368	*	Western Alliance Bancorp	153,204
14,400	*	Wilshire Bancorp, Inc	78,912
7,635		Wintrust Financial Corp	271,042

		TOTAL BANKS	3,997,479

CAPITAL GOODS - 11.7%
5,070		A.O. Smith Corp	247,872
12,380		Actuant Corp (Class A)	336,241
3,100		Acuity Brands, Inc	157,821
1,666		Ampco-Pittsburgh Corp	30,538
7,900		Applied Industrial Technologies, Inc	291,115
8,641		Belden CDT, Inc	288,177
3,945		Brady Corp (Class A)	108,527
3,800	*	Chart Industries, Inc	261,288
3,100		Chicago Bridge & Iron Co NV	117,676
3,001		Cubic Corp	144,288
6,036		Curtiss-Wright Corp	187,418
3,100	*	DXP Enterprises, Inc	128,619
6,486	*	Dycom Industries, Inc	120,704
9,648	*	EnerSys	338,356
6,112	*	EnPro Industries, Inc	228,405
6,171		Franklin Electric Co, Inc	315,523
11,435	*	GenCorp, Inc	74,442
4,560		Granite Construction, Inc	119,062
9,208	*	H&E Equipment Services, Inc	138,396
5,171		Heico Corp	204,358
4,395	*	Kadant, Inc	103,063
2,270		LB Foster Co (Class A)	64,945
2,940	e	Lindsay Manufacturing Co	190,806

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,500		Mueller Industries, Inc	$149,065
1,401		Nacco Industries, Inc (Class A)	162,866
9,229	*	NCI Building Systems, Inc	99,950
6,300	*	Oshkosh Truck Corp	131,985
7,950		Robbins & Myers, Inc	332,469
5,100		Sauer-Danfoss, Inc	178,143
3,857		Standex International Corp	164,192
5,380	*	Teledyne Technologies, Inc	331,677
3,550		Triumph Group, Inc	199,758
2,800		Universal Forest Products, Inc	109,144
3,200		URS Corp	111,616
15,700	*,e	USG Corp	299,085
3,200		Westinghouse Air Brake Technologies Corp	249,632

		TOTAL CAPITAL GOODS	6,717,222

COMMERCIAL & PROFESSIONAL SERVICES - 4.6%
8,146	*	Acacia Research (Acacia Technologies)	303,357
14,800	*	ACCO Brands Corp	153,032
5,361		Administaff, Inc	145,015
8,062	*	Advisory Board Co	399,795
5,757		Brink’s Co	133,447
2,350	*	Consolidated Graphics, Inc	68,267
4,731		Corporate Executive Board Co	193,403
2,394	*	Exponent, Inc	126,475
3,880	*	Korn/Ferry International	55,678
2,900	*	Portfolio Recovery Associates, Inc	264,654
7,770		Rollins, Inc	173,815
13,294		Steelcase, Inc (Class A)	120,045
6,931	*	SYKES Enterprises, Inc	110,619
12,133	*	Tetra Tech, Inc	316,429
7,883	*	TrueBlue, Inc	122,029

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,686,060

CONSUMER DURABLES & APPAREL - 3.5%
4,500	*	Ascena Retail Group, Inc	83,790
25,410	*	Beazer Homes USA, Inc	82,583
14,500		Brunswick Corp	322,190
11,207	*	CROCS, Inc	180,993
2,807	*	Kenneth Cole Productions, Inc (Class A)	42,245
4,980	*	La-Z-Boy, Inc	61,204
21,191	*	Leapfrog Enterprises, Inc	217,419
2,048		Oxford Industries, Inc	91,546
21,200	*	Pulte Homes, Inc	226,840
6,900	*	Skechers U.S.A., Inc (Class A)	140,553
5,026	e	Sturm Ruger & Co, Inc	201,794
6,910		True Religion Apparel, Inc	200,252
7,000	*,e	Vera Bradley, Inc	147,560

		TOTAL CONSUMER DURABLES & APPAREL	1,998,969

CONSUMER SERVICES - 4.0%
2,013	*,e	American Public Education, Inc	64,416
8,251		Ameristar Casinos, Inc	146,620
1,700	*	Buffalo Wild Wings, Inc	147,288
1,955	*	Capella Education Co	67,956
8,036	*	Cheesecake Factory	256,830
5,270	*,e	Coinstar, Inc	361,838
9,470		Domino’s Pizza, Inc	292,718
3,905	*	Papa John’s International, Inc	185,761
22,400		Service Corp International	277,088
15,700	*	Shuffle Master, Inc	216,660
5,280		Sotheby’s (Class A)	176,141
850	e	Strayer Education, Inc	92,667
4,175		Universal Technical Institute, Inc	56,404

		TOTAL CONSUMER SERVICES	2,342,387

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 1.6%
9,290		BGC Partners, Inc (Class A)	$54,532
3,304		Calamos Asset Management, Inc (Class A)	37,831
9,180	*	Dollar Financial Corp	169,187
200	*,m	DVI, Inc	0
6,760	*	Ezcorp, Inc (Class A)	158,590
3,340	*	First Cash Financial Services, Inc	134,168
8,400		MarketAxess Holdings, Inc	223,776
8,005	*,e	PHH Corp	139,927
910	*	Stifel Financial Corp	28,119

		TOTAL DIVERSIFIED FINANCIALS	946,130

ENERGY - 4.8%
21,200	e	Arch Coal, Inc	146,068
5,030		Berry Petroleum Co (Class A)	199,490
5,800	*,e	C&J Energy Services, Inc	107,300
8,379	*	Energy Partners Ltd	141,605
9,846		Energy XXI Bermuda Ltd	308,081
3,400	*	Gulfport Energy Corp	70,142
10,600	*	Helix Energy Solutions Group, Inc	173,946
10,600	*	McDermott International, Inc	118,084
4,900	*	PDC Energy, Inc	120,148
19,500		Penn Virginia Corp	143,130
4,423	*	Rosetta Resources, Inc	162,059
9,236	*	Stone Energy Corp	234,040
3,846		Targa Resources Investments, Inc	164,224
11,500	e	Teekay Tankers Ltd (Class A)	52,440
12,648	*	Tetra Technologies, Inc	90,180
22,699	*	Vaalco Energy, Inc	195,893
12,300		Western Refining, Inc	273,921
16,512	*	Willbros Group, Inc	106,668

		TOTAL ENERGY	2,807,419

FOOD & STAPLES RETAILING - 1.5%
2,987	*	Fresh Market, Inc	160,193
7,051		Harris Teeter Supermarkets, Inc	289,021
76,503	*	Rite Aid Corp	107,104
4,740	*	United Natural Foods, Inc	260,036
1,648		Weis Markets, Inc	73,369

		TOTAL FOOD & STAPLES RETAILING	889,723

FOOD, BEVERAGE & TOBACCO - 2.2%
3,300	*	Annie’s, Inc	138,138
2,492	*,e	Boston Beer Co, Inc (Class A)	301,532
4,840	*	Hain Celestial Group, Inc	266,394
2,377		J&J Snack Foods Corp	140,481
6,990	*	Omega Protein Corp	51,446
10,982	*	Smart Balance, Inc	103,121
3,521	*	TreeHouse Foods, Inc	219,323
840		Universal Corp	38,917

		TOTAL FOOD, BEVERAGE & TOBACCO	1,259,352

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
9,706	*	Align Technology, Inc	324,763
972		Analogic Corp	60,264
5,005	*	Arthrocare Corp	146,546
4,683		Cantel Medical Corp	127,612
3,234		Computer Programs & Systems, Inc	185,050
4,341	*	Cyberonics, Inc	195,085
1,600	*	Haemonetics Corp	118,576
8,900	*	Healthsouth Corp	207,014
4,875		Hill-Rom Holdings, Inc	150,394
8,538		Masimo Corp	191,080
5,211	*	Medidata Solutions, Inc	170,243
1,562	*	MWI Veterinary Supply, Inc	160,527
10,400	*	NuVasive, Inc	263,744

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,042	*	Omnicell, Inc	$73,815
2,609	*	Orthofix International NV	107,621
5,700	*	Team Health Holdings, Inc	137,313
7,240	*	WellCare Health Plans, Inc	383,720

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,003,367

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
3,983	*	Elizabeth Arden, Inc	154,580
5,274		Nu Skin Enterprises, Inc (Class A)	247,351
4,130	*	Revlon, Inc (Class A)	58,770

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	460,701

INSURANCE - 3.5%
3,600		Allied World Assurance Co Holdings Ltd	286,092
14,010	e	American Equity Investment Life Holding Co	154,250
30,449		Conseco, Inc	237,502
19,598		First American Financial Corp	332,382
5,835		Horace Mann Educators Corp	101,996
2,334		OneBeacon Insurance Group Ltd (Class A)	30,388
5,330		ProAssurance Corp	474,850
3,100		Protective Life Corp	91,171
1,700		RenaissanceRe Holdings Ltd	129,217
17,090		Symetra Financial Corp	215,676

		TOTAL INSURANCE	2,053,524

MATERIALS - 4.6%
21,900		Boise, Inc	144,102
8,236	*	Chemtura	119,422
8,470	*	Coeur d’Alene Mines Corp	148,733
19,700		Commercial Metals Co	249,008
257	*,e	Contango ORE, Inc	2,442
4,100		Cytec Industries, Inc	240,424
11,900	*,e	Flotek Industries, Inc	111,146
5,600	e	Gold Resource Corp	145,544
5,760		H.B. Fuller Co	176,832
2,567		Haynes International, Inc	130,763
2,400		Kaiser Aluminum Corp	124,416
4,078		Koppers Holdings, Inc	138,652
22,043	*	Louisiana-Pacific Corp	239,828
2,630	*	LSB Industries, Inc	81,293
3,606		Minerals Technologies, Inc	229,991
19,568		PolyOne Corp	267,690
100		Reliance Steel & Aluminum Co	5,050
5,400	*	RTI International Metals, Inc	122,202

		TOTAL MATERIALS	2,677,538

MEDIA - 0.9%
7,237		Arbitron, Inc	253,295
8,249	*	Journal Communications, Inc (Class A)	42,565
8,575		National CineMedia, Inc	130,082
3,518		Scholastic Corp	99,067

		TOTAL MEDIA	525,009

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
3,820	*	Acorda Therapeutics, Inc	89,999
12,557	*	Alkermes PLC	213,092
5,335	*	AMAG Pharmaceuticals, Inc	82,159
3,510	*	Ariad Pharmaceuticals, Inc	60,407
9,615	*	Arqule, Inc	57,017
9,200	*	Auxilium Pharmaceuticals, Inc	247,388
1,660	*,e	AVEO Pharmaceuticals, Inc	20,186
6,000	*	Cepheid, Inc	268,500
1,400	*	Cornerstone Therapeutics, Inc	8,862
3,398	*	Cubist Pharmaceuticals, Inc	128,818
7,911	*,e	Idenix Pharmaceuticals, Inc	81,483
4,670	*,e	InterMune, Inc	55,807

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,827	*	Jazz Pharmaceuticals plc	$262,273
14,584	*	Medicines Co	334,557
6,607		Medicis Pharmaceutical Corp (Class A)	225,629
2,960	*	Medivation, Inc	270,544
10,647	*	Neurocrine Biosciences, Inc	84,218
4,350	*	Onyx Pharmaceuticals, Inc	289,057
16,820	*	Orexigen Therapeutics, Inc	93,183
5,811	*	Par Pharmaceutical Cos, Inc	210,009
8,700	*	Parexel International Corp	245,601
3,580	*,e	Pharmacyclics, Inc	195,504
6,786	*,e	Questcor Pharmaceuticals, Inc	361,287
11,590	*	Santarus, Inc	82,173
7,871	*	Spectrum Pharmaceuticals, Inc	122,473
1,990	*,e	Vivus, Inc	56,795

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,147,021

REAL ESTATE - 8.5%
4,400		CBL & Associates Properties, Inc	85,976
1,654		Colony Financial, Inc	28,614
4,250		EastGroup Properties, Inc	226,525
5,699		Equity Lifestyle Properties, Inc	393,060
14,610		Extra Space Storage, Inc	447,066
4,968		Home Properties, Inc	304,836
13,500		LaSalle Hotel Properties	393,390
6,124		LTC Properties, Inc	222,179
3,516		National Health Investors, Inc	179,035
23,640		Newcastle Investment Corp	158,388
18,783		NorthStar Realty Finance Corp	98,047
15,952		Pennymac Mortgage Investment Trust	314,733
7,830		Post Properties, Inc	383,278
4,009		PS Business Parks, Inc	271,489
1,607		Saul Centers, Inc	68,892
5,019		Sovran Self Storage, Inc	251,402
14,600		Starwood Property Trust, Inc	311,126
5,982		Sun Communities, Inc	264,644
15,437	*	Sunstone Hotel Investors, Inc	169,653
11,047		Tanger Factory Outlet Centers, Inc	354,056
2,813		Two Harbors Investment Corp	29,143

		TOTAL REAL ESTATE	4,955,532

RETAILING - 3.0%
12,830	*	Aeropostale, Inc	228,759
6,370	*	Ann Taylor Stores Corp	162,371
12,520		Express Parent LLC	227,488
6,800	*,e	Francesca’s Holdings Corp	183,668
3,840	*	Hibbett Sports, Inc	221,607
1,060		HSN, Inc	42,771
3,200	*	LKQ Corp	106,880
27,670	*	OfficeMax, Inc	140,010
4,850		Pier 1 Imports, Inc	79,686
3,810	*	Select Comfort Corp	79,705
6,679	*	Zumiez, Inc	264,488

		TOTAL RETAILING	1,737,433

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
11,500		Brooks Automation, Inc	108,560
2,484	*	Cirrus Logic, Inc	74,222
30,972	*	Entegris, Inc	264,501
18,912	*,e	FSI International, Inc	67,894
16,700	*	Integrated Device Technology, Inc	93,854
2,663	*	Kulicke & Soffa Industries, Inc	23,754
13,292		Micrel, Inc	126,673
4,976		MKS Instruments, Inc	143,956
16,685	*	RF Micro Devices, Inc	70,911
1,600	*	Silicon Laboratories, Inc	60,640
8,300	*	Teradyne, Inc	116,698

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

8,268		Tessera Technologies, Inc	$127,079
9,200	*	Ultratech, Inc	289,800
5,200	*	Volterra Semiconductor Corp	121,940

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,690,482

SOFTWARE & SERVICES - 9.4%
6,708	*,e	Ancestry.com, Inc	184,671
14,516	*	Aspen Technology, Inc	336,045
7,057		Blackbaud, Inc	181,153
8,876	*	Blucora, Inc	109,352
8,066	*	Cardtronics, Inc	243,674
7,834	*	Commvault Systems, Inc	388,331
3,257		DST Systems, Inc	176,888
5,671	*	Euronet Worldwide, Inc	97,087
3,331		Fair Isaac Corp	140,835
2,100		Global Payments, Inc	90,783
8,880		Heartland Payment Systems, Inc	267,110
6,760		IAC/InterActiveCorp	308,256
7,222	*	Kenexa Corp	209,655
400	*,e	LinkedIn Corp	42,508
837	*	Liquidity Services, Inc	42,846
2,359	*	Liveperson, Inc	44,963
5,183	*	Manhattan Associates, Inc	236,915
8,799		MAXIMUS, Inc	455,348
1,756	*	MicroStrategy, Inc (Class A)	228,034
12,900	*	Monster Worldwide, Inc	109,650
9,900	*	QLIK Technologies, Inc	218,988
5,430	*	Quest Software, Inc	151,226
7,213	*	SolarWinds, Inc	314,198
3,700	*	Sourcefire, Inc	190,180
4,888	*	TeleTech Holdings, Inc	78,208
19,736	*	TiVo, Inc	163,217
1,530	*	Tyler Technologies, Inc	61,736
2,100	*	Ultimate Software Group, Inc	187,152
6,476	*	Unisys Corp	126,606
3,029	*	Websense, Inc	56,733

		TOTAL SOFTWARE & SERVICES	5,442,348

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
9,200		Adtran, Inc	277,748
4,377	*	Agilysys, Inc	37,949
17,100	*	Arris Group, Inc	237,861
8,068		Cognex Corp	255,352
5,369		Comtech Telecommunications Corp	153,446
3,400	*	Dolby Laboratories, Inc (Class A)	140,420
13,408	*	Extreme Networks, Inc	46,124
7,840	*	Insight Enterprises, Inc	131,947
4,800	*,e	InvenSense, Inc	54,240
3,500		Littelfuse, Inc	199,115
3,240	*	Netgear, Inc	111,812
4,180	*	OSI Systems, Inc	264,761
3,609		Plantronics, Inc	120,541
6,851	*	Plexus Corp	193,198
11,700	*	QLogic Corp	160,173
27,590	*	Quantum Corp	56,008
3,830	*	Riverbed Technology, Inc	61,854
5,907	*,e	Synaptics, Inc	169,117

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,671,666

TELECOMMUNICATION SERVICES - 1.1%
39,838	*	Cincinnati Bell, Inc	148,197
6,330	*	Neutral Tandem, Inc	83,430
14,115	*	tw telecom inc (Class A)	362,191
5,551		USA Mobility, Inc	71,386

		TOTAL TELECOMMUNICATION SERVICES	665,204

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 3.5%
9,744	*	Alaska Air Group, Inc	$349,810
1,999		Amerco, Inc	179,850
3,400		Con-Way, Inc	122,774
2,800	*	Dollar Thrifty Automotive Group, Inc	226,688
5,040		Forward Air Corp	162,641
2,120		Landstar System, Inc	109,646
2,880		Marten Transport Ltd	61,230
5,540	*	Old Dominion Freight Line	239,827
28,660	*	Swift Transportation Co, Inc	270,836
23,041	*,e	US Airways Group, Inc	307,136

		TOTAL TRANSPORTATION	2,030,438

UTILITIES - 2.7%
2,505		American States Water Co	99,148
2,067		Avista Corp	55,189
5,878		El Paso Electric Co	194,915
11,073		Empire District Electric Co	233,640
6,268		Genie Energy Ltd	48,702
3,500		Piedmont Natural Gas Co, Inc	112,665
13,671		Portland General Electric Co	364,469
6,640		Southwest Gas Corp	289,836
4,400		UNS Energy Corp	169,004

		TOTAL UTILITIES	1,567,568

		TOTAL COMMON STOCKS (Cost $53,865,570)	57,900,515

SHORT-TERM INVESTMENTS - 7.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.0%
4,053,417	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	4,053,417

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,053,417

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,053,417)	4,053,417

		TOTAL INVESTMENTS - 106.6% (Cost $57,918,987)	61,953,932
		OTHER ASSETS & LIABILITIES, NET - (6.6)%	(3,813,936)

		NET ASSETS - 100.0%	$58,139,996

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,070,093.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 0.8%
302		Allison Transmission Holdings, Inc	$5,303
839	*	American Axle & Manufacturing Holdings, Inc	8,801
234	*	Amerigon, Inc (Class A)	2,689
1,361	*,e	BorgWarner, Inc	89,268
700		Cooper Tire & Rubber Co	12,278
2,007		Dana Holding Corp	25,710
4,166	*	Delphi Automotive plc	106,233
266	*	Dorman Products, Inc	6,674
290		Drew Industries, Inc	8,077
3,265	*	Exide Technologies	10,970
261	*	Federal Mogul Corp (Class A)	2,871
47,257		Ford Motor Co	453,195
280	*,e	Fuel Systems Solutions, Inc	4,673
9,727	*	General Motors Co	191,816
1,773		Gentex Corp	37,003
3,033	*	Goodyear Tire & Rubber Co	35,820
2,938		Harley-Davidson, Inc	134,355
8,671		Johnson Controls, Inc	240,273
1,264		Lear Corp	47,691
500	*	Modine Manufacturing Co	3,465
355		Spartan Motors, Inc	1,860
188		Standard Motor Products, Inc	2,647
173	*	Stoneridge, Inc	1,178
280		Superior Industries International, Inc	4,584
743	*	Tenneco, Inc	19,927
830	*,e	Tesla Motors, Inc	25,971
552		Thor Industries, Inc	15,130
1,265	*	TRW Automotive Holdings Corp	46,501
635	*	Visteon Corp	23,812
820	*	WABCO Holdings, Inc	43,403
353	*,e	Winnebago Industries, Inc	3,597

		TOTAL AUTOMOBILES & COMPONENTS	1,615,775

BANKS - 3.4%
180		1st Source Corp	4,068
266	*	1st United Bancorp, Inc	1,652
90		Access National Corp	1,179
51		Alliance Financial Corp	1,751
98	e	American National Bankshares, Inc	2,309
283	*	Ameris Bancorp	3,566
77	e	Ames National Corp	1,770
430		Apollo Residential Mortgage	8,290
109	e	Arrow Financial Corp	2,635
2,146		Associated Banc-Corp	28,306
951		Astoria Financial Corp	9,320
130		Bancfirst Corp	5,448
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	6,386
1,197		Bancorpsouth, Inc	17,380
838		Bank Mutual Corp	3,696
762		Bank of Hawaii Corp	35,014
70		Bank of Kentucky Financial Corp	1,865
61		Bank of Marin Bancorp	2,258
442		Bank of the Ozarks, Inc	13,295
300		BankFinancial Corp	2,259
415		BankUnited	9,786
203		Banner Corp	4,448
50		Bar Harbor Bankshares	1,800
8,888		BB&T Corp	274,195

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

982	*	BBCN Bancorp, Inc	$10,694
392	*	Beneficial Mutual Bancorp, Inc	3,383
50	*	Berkshire Bancorp, Inc	440
280		Berkshire Hills Bancorp, Inc	6,160
87	*	BofI Holding, Inc	1,719
409		BOK Financial Corp	23,804
826		Boston Private Financial Holdings, Inc	7,376
75		Bridge Bancorp, Inc	1,769
771		Brookline Bancorp, Inc	6,823
86		Bryn Mawr Bank Corp	1,812
100	*	BSB Bancorp, Inc	1,275
40		C&F Financial Corp	1,606
87		Camden National Corp	3,186
140	*	Cape Bancorp, Inc	1,163
101	e	Capital City Bank Group, Inc	744
3,675		CapitalSource, Inc	24,696
2,620		Capitol Federal Financial	31,126
286		Cardinal Financial Corp	3,512
1,028		Cathay General Bancorp	16,972
150		Center Bancorp, Inc	1,687
261		Centerstate Banks of Florida, Inc	1,866
188	*,e	Central Pacific Financial Corp	2,655
168		Century Bancorp, Inc	4,995
294		Chemical Financial Corp	6,321
2,537	*	CIT Group, Inc	90,419
101		Citizens & Northern Corp	1,924
503	*	Citizens Republic Bancorp, Inc	8,616
262	e	City Holding Co	8,827
647		City National Corp	31,431
112		Clifton Savings Bancorp, Inc	1,166
105		CNB Financial Corp	1,713
395		CoBiz, Inc	2,473
490		Columbia Banking System, Inc	9,222
2,498		Comerica, Inc	76,714
1,058		Commerce Bancshares, Inc	40,098
628		Community Bank System, Inc	17,031
182		Community Trust Bancorp, Inc	6,095
30	*	Crescent Financial Bancshares, Inc	136
732		Cullen/Frost Bankers, Inc	42,083
1,117	e	CVB Financial Corp	13,013
309		Dime Community Bancshares	4,107
5,371	*	Doral Financial Corp	8,056
118	*	Eagle Bancorp, Inc	1,859
1,835		East West Bancorp, Inc	43,049
90		Enterprise Financial Services Corp	986
132		ESB Financial Corp	1,742
197		ESSA Bancorp, Inc	2,128
275	*	EverBank Financial Corp	2,989
240	e	Farmers National Banc Corp	1,495
115		Federal Agricultural Mortgage Corp (Class C)	3,016
120		Fidelity Southern Corp	1,037
11,822		Fifth Third Bancorp	158,415
126		Financial Institutions, Inc	2,127
174		First Bancorp (NC)	1,547
906	*	First Bancorp (Puerto Rico)	3,588
107	e	First Bancorp, Inc	1,819
625		First Busey Corp	3,019
273	*	First California Financial Group, Inc	1,878
70		First Citizens Bancshares, Inc (Class A)	11,666
1,229		First Commonwealth Financial Corp	8,271
189		First Community Bancshares, Inc	2,727
570		First Connecticut Bancorp	7,695
120		First Defiance Financial Corp	2,054
40	*	First Federal Bancshares of Arkansas, Inc	324
747		First Financial Bancorp	11,937
448	e	First Financial Bankshares, Inc	15,483

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

188		First Financial Corp	$5,452
133		First Financial Holdings, Inc	1,426
200	*	First Financial Northwest, Inc	1,624
3,240		First Horizon National Corp	28,026
149		First Interstate Bancsystem, Inc	2,122
557		First Merchants Corp	6,940
893		First Midwest Bancorp, Inc	9,805
4,523		First Niagara Financial Group, Inc	34,601
66		First of Long Island Corp	1,912
110		First Pactrust Bancorp, Inc	1,305
1,296	*	First Republic Bank	43,546
1,352		FirstMerit Corp	22,335
358		Flushing Financial Corp	4,880
1,776		FNB Corp	19,305
130	*,e	FNB United Corp	1,689
185		Fox Chase Bancorp, Inc	2,671
170	*	Franklin Financial Corp	2,796
2,887		Fulton Financial Corp	28,841
133		German American Bancorp, Inc	2,727
860		Glacier Bancorp, Inc	13,321
135	e	Great Southern Bancorp, Inc	3,723
160	*,e	Greene County Bancshares, Inc	266
928	*	Guaranty Bancorp	1,958
949		Hancock Holding Co	28,888
610	*	Hanmi Financial Corp	6,393
158		Heartland Financial USA, Inc	3,792
121		Heritage Financial Corp	1,773
110		Heritage Financial Group	1,416
260	*,e	Heritage Oaks Bancorp	1,448
20	*	Hingham Institution for Savings	1,209
90	*	Home Bancorp, Inc	1,542
266		Home Bancshares, Inc	8,134
199		Home Federal Bancorp, Inc	2,090
170		Home Loan Servicing Solutions Ltd	2,278
50	e	Horizon Bancorp	1,315
6,700		Hudson City Bancorp, Inc	42,679
171		Hudson Valley Holding Corp	3,095
10,738		Huntington Bancshares, Inc	68,723
463		IBERIABANK Corp	23,358
252	e	Independent Bank Corp	7,361
674		International Bancshares Corp	13,156
579	*	Investors Bancorp, Inc	8,737
227		Kearny Financial Corp	2,200
12,323		Keycorp	95,380
110		K-Fed Bancorp	1,626
274		Lakeland Bancorp, Inc	2,882
147		Lakeland Financial Corp	3,944
1,606		M&T Bank Corp	132,607
216		MainSource Financial Group, Inc	2,555
661		MB Financial, Inc	14,238
107	*,e	Mercantile Bank Corp	1,974
60		Merchants Bancshares, Inc	1,653
119	*	Meridian Interstate Bancorp, Inc	1,656
198	*,e	MetroCorp Bancshares, Inc	2,113
2,499	*,e	MGIC Investment Corp	7,197
70		Middleburg Financial Corp	1,190
56		Midsouth Bancorp, Inc	788
90		MidWestOne Financial Group, Inc	1,935
50	*	NASB Financial, Inc	993
84		National Bankshares, Inc	2,530
1,529		National Penn Bancshares, Inc	14,633
243	*	Nationstar Mortgage Holdings, Inc	5,229
374		NBT Bancorp, Inc	8,075
5,439		New York Community Bancorp, Inc	68,151
227		Northfield Bancorp, Inc	3,226
80		Northrim BanCorp, Inc	1,719

    TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,214		Northwest Bancshares, Inc	$14,216
97		OceanFirst Financial Corp	1,393
1,334	*	Ocwen Financial Corp	25,053
1,045		Old National Bancorp	12,550
148	*	OmniAmerican Bancorp, Inc	3,172
458		Oriental Financial Group, Inc	5,075
670		Oritani Financial Corp	9,641
50	*	Pacific Capital Bancorp	2,287
154		Pacific Continental Corp	1,366
140	*	Pacific Mercantile Bancorp	967
369		PacWest Bancorp	8,734
165	e	Park National Corp	11,509
360	*	Park Sterling Bank	1,696
110	e	Peapack Gladstone Financial Corp	1,706
47	e	Penns Woods Bancorp, Inc	1,871
164	*	Pennsylvania Commerce Bancorp, Inc	1,973
75		Peoples Bancorp, Inc	1,649
80	*,e	Peoples Federal Bancshares, Inc	1,336
4,527		People’s United Financial, Inc	52,558
400	*	Pinnacle Financial Partners, Inc	7,804
6,567		PNC Financial Services Group, Inc	401,309
1,230	*	Popular, Inc	20,430
147	*,e	Preferred Bank	1,964
767		PrivateBancorp, Inc	11,321
603		Prosperity Bancshares, Inc	25,344
120		Provident Financial Holdings, Inc	1,384
753		Provident Financial Services, Inc	11,559
421		Provident New York Bancorp	3,195
2,812	e	Radian Group, Inc	9,251
18,020		Regions Financial Corp	121,635
323		Renasant Corp	5,074
120	e	Republic Bancorp, Inc (Class A)	2,670
807		Rockville Financial, Inc	9,337
100	e	Roma Financial Corp	852
300	e	S&T Bancorp, Inc	5,541
210	e	S.Y. Bancorp, Inc	5,029
250		Sandy Spring Bancorp, Inc	4,500
151		SCBT Financial Corp	5,323
900	*	Seacoast Banking Corp of Florida	1,359
130		SI Financial Group, Inc	1,495
87	e	Sierra Bancorp	861
615	*	Signature Bank	37,497
207	e	Simmons First National Corp (Class A)	4,813
206	e	Southside Bancshares, Inc	4,631
383	*	Southwest Bancorp, Inc	3,604
397	*	State Bank & Trust Co	6,019
256		StellarOne Corp	3,195
318		Sterling Bancorp	3,174
335	*	Sterling Financial Corp	6,328
88	*	Suffolk Bancorp	1,141
470	*	Sun Bancorp, Inc	1,269
6,820		SunTrust Banks, Inc	165,249
2,349		Susquehanna Bancshares, Inc	24,195
561	*	SVB Financial Group	32,942
9,246	e	Synovus Financial Corp	18,307
137	*,e	Taylor Capital Group, Inc	2,245
1,924		TCF Financial Corp	22,088
150		Territorial Bancorp, Inc	3,415
429	*	Texas Capital Bancshares, Inc	17,327
956	*	TFS Financial Corp	9,130
265	*	The Bancorp, Inc	2,504
130		Tompkins Trustco, Inc	4,898
238	e	TowneBank	3,332
80	*	Tree.com, Inc	915
171	e	Trico Bancshares	2,633

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,974		Trustco Bank Corp NY	$10,778
774		Trustmark Corp	18,948
403		UMB Financial Corp	20,646
1,383		Umpqua Holdings Corp	18,200
167		Union Bankshares Corp	2,413
757	e	United Bankshares, Inc	19,591
526	*,e	United Community Banks, Inc	4,508
201		United Financial Bancorp, Inc	2,890
198		Univest Corp of Pennsylvania	3,273
24,055		US Bancorp	773,609
2,837	e	Valley National Bancorp	30,072
426		ViewPoint Financial Group	6,663
253	*	Virginia Commerce Bancorp	2,133
113		Washington Banking Co	1,571
1,416		Washington Federal, Inc	23,916
138		Washington Trust Bancorp, Inc	3,364
90	*,e	Waterstone Financial, Inc	342
900		Webster Financial Corp	19,494
62,216		Wells Fargo & Co	2,080,503
301		WesBanco, Inc	6,399
189		West Bancorporation, Inc	1,797
225	*	West Coast Bancorp	4,421
390	e	Westamerica Bancorporation	18,404
712	*	Western Alliance Bancorp	6,664
366		Westfield Financial, Inc	2,672
2,417	*	Wilshire Bancorp, Inc	13,245
461	e	Wintrust Financial Corp	16,366
100		WSFS Financial Corp	4,041
2,336		Zions Bancorporation	45,365

		TOTAL BANKS	6,468,715

CAPITAL GOODS - 8.1%
8,899		3M Co	797,350
495		A.O. Smith Corp	24,201
2,099	*,e	A123 Systems, Inc	2,645
193		Aaon, Inc	3,638
468		AAR Corp	6,309
1,673	*,e	Accuride Corp	10,038
282		Aceto Corp	2,546
878		Actuant Corp (Class A)	23,846
572		Acuity Brands, Inc	29,120
1,483	*	Aecom Technology Corp	24,395
466	*	Aegion Corp	8,337
484	*	Aerovironment, Inc	12,734
1,234	*	AGCO Corp	56,431
858	*,e	Air Lease Corp	16,637
718		Aircastle Ltd	8,652
78		Alamo Group, Inc	2,447
301		Albany International Corp (Class A)	5,632
434		Alliant Techsystems, Inc	21,947
296		Altra Holdings, Inc	4,671
224	*	Ameresco, Inc	2,672
90	*	American Railcar Industries, Inc	2,439
140		American Science & Engineering, Inc	7,903
2,074	*,e	American Superconductor Corp	9,748
125		American Woodmark Corp	2,137
2,042		Ametek, Inc	101,916
79		Ampco-Pittsburgh Corp	1,448
410	*,e	API Technologies Corp	1,509
311		Apogee Enterprises, Inc	4,998
508		Applied Industrial Technologies, Inc	18,720
89		Argan, Inc	1,244
297		Armstrong World Industries, Inc	14,601
2,065	*	ArvinMeritor, Inc	10,779
237	*	Astec Industries, Inc	7,271
122	*	Astronics Corp	3,445

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

129		AZZ, Inc	$7,903
1,463	*	Babcock & Wilcox Co	35,843
677		Barnes Group, Inc	16,444
1,206	*	BE Aerospace, Inc	52,654
825	*	Beacon Roofing Supply, Inc	20,806
565		Belden CDT, Inc	18,843
570	*	Blount International, Inc	8,351
310	*	Bluelinx Holdings, Inc	729
9,495		Boeing Co	705,478
586		Brady Corp (Class A)	16,121
600	e	Briggs & Stratton Corp	10,494
1,363	*	Builders FirstSource, Inc	6,461
232	*	CAI International, Inc	4,612
7,608	*,e	Capstone Turbine Corp	7,684
790		Carlisle Cos, Inc	41,886
126		Cascade Corp	5,928
8,192		Caterpillar, Inc	695,583
321		Ceradyne, Inc	8,234
405	*	Chart Industries, Inc	27,848
1,217		Chicago Bridge & Iron Co NV	46,197
170		CIRCOR International, Inc	5,795
615		Clarcor, Inc	29,618
311	*	CNH Global NV	12,085
552	*	Colfax Corp	15,219
196	*	Columbus McKinnon Corp	2,958
409		Comfort Systems USA, Inc	4,098
301	*	Commercial Vehicle Group, Inc	2,595
2,020		Cooper Industries plc	137,724
70	*	CPI Aerostructures, Inc	770
593		Crane Co	21,573
170		Cubic Corp	8,174
2,440		Cummins, Inc	236,460
554		Curtiss-Wright Corp	17,202
7,373		Danaher Corp	383,986
5,050		Deere & Co	408,393
434	*	DigitalGlobe, Inc	6,579
1,888		Donaldson Co, Inc	63,003
141	e	Douglas Dynamics, Inc	2,009
2,320		Dover Corp	124,375
82	*	DXP Enterprises, Inc	3,402
596	*	Dycom Industries, Inc	11,092
270		Dynamic Materials Corp	4,679
80		Eastern Co	1,292
4,288		Eaton Corp	169,933
190	*	Edgen Group, Inc	1,429
923		EMCOR Group, Inc	25,678
9,316		Emerson Electric Co	433,939
255		Encore Wire Corp	6,829
404	*,e	Energy Recovery, Inc	970
579	*	EnerSys	20,306
100	*	Enphase Energy, Inc	622
215	*	EnPro Industries, Inc	8,035
317		ESCO Technologies, Inc	11,551
388	*	Esterline Technologies Corp	24,192
2,210		Exelis, Inc	21,791
3,764		Fastenal Co	151,727
743	*	Federal Signal Corp	4,339
413	*	Flow International Corp	1,301
686		Flowserve Corp	78,719
2,167		Fluor Corp	106,920
2,026	*	Fortune Brands Home & Security, Inc	45,119
277		Franklin Electric Co, Inc	14,163
227		Freightcar America, Inc	5,214
6,474	*,e	FuelCell Energy, Inc	6,539
408	*	Furmanite Corp	1,983

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

655		Gardner Denver, Inc	$34,656
594		GATX Corp	22,869
575	*	GenCorp, Inc	3,743
317	*	Generac Holdings, Inc	7,627
640	*	General Cable Corp	16,602
4,035		General Dynamics Corp	266,149
134,629		General Electric Co	2,805,668
264	*	GeoEye, Inc	4,087
916	*	Gibraltar Industries, Inc	9,508
199	e	Global Power Equipment Group, Inc	4,346
1,565		Goodrich Corp	198,598
242		Gorman-Rupp Co	7,212
730		Graco, Inc	33,638
1,560	*	GrafTech International Ltd	15,054
128		Graham Corp	2,383
466		Granite Construction, Inc	12,167
670		Great Lakes Dredge & Dock Corp	4,770
517	*	Greenbrier Cos, Inc	9,089
686		Griffon Corp	5,886
334	*	H&E Equipment Services, Inc	5,020
150		Hardinge, Inc	1,365
969		Harsco Corp	19,748
646		Heico Corp	25,530
1,310	*	Hexcel Corp	33,785
9,904		Honeywell International, Inc	553,039
186		Houston Wire & Cable Co	2,033
728		Hubbell, Inc (Class B)	56,740
604	*	Huntington Ingalls	24,305
78	*	Hurco Cos, Inc	1,598
1,031		IDEX Corp	40,188
646	*	II-VI, Inc	10,769
5,517		Illinois Tool Works, Inc	291,794
3,857		Ingersoll-Rand plc	162,688
155		Insteel Industries, Inc	1,728
392	*	Interline Brands, Inc	9,827
1,105		ITT Corp	19,448
1,582	*	Jacobs Engineering Group, Inc	59,894
308		John Bean Technologies Corp	4,180
1,345		Joy Global, Inc	76,302
148	*	Kadant, Inc	3,471
380		Kaman Corp	11,757
428		Kaydon Corp	9,155
1,895		KBR, Inc	46,825
983		Kennametal, Inc	32,586
128	*	KEYW Holding Corp	1,285
294	*	Kratos Defense & Security Solutions, Inc	1,717
1,237		L-3 Communications Holdings, Inc	91,550
220	*	Layne Christensen Co	4,552
111		LB Foster Co (Class A)	3,176
702		Lennox International, Inc	32,734
1,026		Lincoln Electric Holdings, Inc	44,929
136	e	Lindsay Manufacturing Co	8,826
101	*	LMI Aerospace, Inc	1,755
3,311		Lockheed Martin Corp	288,322
131		LSI Industries, Inc	933
201	*	Lydall, Inc	2,718
1,843	e	Manitowoc Co, Inc	21,563
4,530		Masco Corp	62,831
894	*	Mastec, Inc	13,446
171		Met-Pro Corp	1,575
80	*	Michael Baker Corp	2,087
238	*	Middleby Corp	23,707
115		Miller Industries, Inc	1,832
548	*	Moog, Inc (Class A)	22,660
284	*	MRC Global, Inc	6,044

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

556		MSC Industrial Direct Co (Class A)	$36,446
447		Mueller Industries, Inc	19,038
2,364		Mueller Water Products, Inc (Class A)	8,179
209	*	MYR Group, Inc	3,566
66		Nacco Industries, Inc (Class A)	7,673
58	e	National Presto Industries, Inc	4,047
777	*	Navistar International Corp	22,043
222	*	NCI Building Systems, Inc	2,404
202	*	NN, Inc	2,062
814		Nordson Corp	41,750
100	*,e	Nortek, Inc	5,004
3,193		Northrop Grumman Corp	203,681
96	*	Northwest Pipe Co	2,329
706	*	Orbital Sciences Corp	9,121
434	*	Orion Marine Group, Inc	3,021
1,078	*	Oshkosh Truck Corp	22,584
1,547	*	Owens Corning, Inc	44,151
4,530		Paccar, Inc	177,531
1,472		Pall Corp	80,680
1,917		Parker Hannifin Corp	147,379
50	*	Patrick Industries, Inc	638
1,234	e	Pentair, Inc	47,238
313		Perini Corp	3,966
250	*	Pgt, Inc	758
200	*	Pike Electric Corp	1,544
144	*	PMFG, Inc	1,125
591	*,e	Polypore International, Inc	23,870
94	*	Powell Industries, Inc	3,512
1,845		Precision Castparts Corp	303,484
28		Preformed Line Products Co	1,621
237		Primoris Services Corp	2,844
64	*,e	Proto Labs, Inc	1,841
450	e	Quanex Building Products Corp	8,046
2,673	*	Quanta Services, Inc	64,339
230		Raven Industries, Inc	16,006
4,252		Raytheon Co	240,621
262	*	RBC Bearings, Inc	12,393
464		Regal-Beloit Corp	28,889
362	*	Rexnord Corp	7,254
596		Robbins & Myers, Inc	24,925
1,820		Rockwell Automation, Inc	120,229
1,843		Rockwell Collins, Inc	90,952
1,238		Roper Industries, Inc	122,042
333	*	Rush Enterprises, Inc (Class A)	5,445
200		Sauer-Danfoss, Inc	6,986
4	*	Seaboard Corp	8,532
134		SeaCube Container Leasing Ltd	2,287
919	*	Shaw Group, Inc	25,098
30		SIFCO Industries, Inc	689
459		Simpson Manufacturing Co, Inc	13,545
738		Snap-On, Inc	45,941
1,447	*	Spirit Aerosystems Holdings, Inc (Class A)	34,482
643		SPX Corp	42,001
151		Standex International Corp	6,428
2,154		Stanley Works	138,631
133	*	Sterling Construction Co, Inc	1,359
183		Sun Hydraulics Corp	4,445
130		Sypris Solutions, Inc	906
368		TAL International Group, Inc	12,324
812	*	Taser International, Inc	4,255
466	*	Teledyne Technologies, Inc	28,729
200		Tennant Co	7,990
1,432	*	Terex Corp	25,533
112	e	Textainer Group Holdings Ltd	4,133
3,528		Textron, Inc	87,741

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

120	*	Thermon Group Holdings	$2,485
1,085		Timken Co	49,682
512	e	Titan International, Inc	12,559
282	*,e	Titan Machinery, Inc	8,564
419		Toro Co	30,709
626	*	TransDigm Group, Inc	84,072
189	*,e	Trex Co, Inc	5,687
321	*	Trimas Corp	6,452
964		Trinity Industries, Inc	24,081
628		Triumph Group, Inc	35,338
100		Twin Disc, Inc	1,849
5,879		Tyco International Ltd	310,705
1,167	*	United Rentals, Inc	39,725
11,601		United Technologies Corp	876,224
233		Universal Forest Products, Inc	9,082
959		URS Corp	33,450
911	*,e	USG Corp	17,355
282		Valmont Industries, Inc	34,114
200		Vicor Corp	1,388
710		W.W. Grainger, Inc	135,780
1,287	*	Wabash National Corp	8,520
424		Watsco, Inc	31,291
573		Watts Water Technologies, Inc (Class A)	19,104
545	*	WESCO International, Inc	31,365
619		Westinghouse Air Brake Technologies Corp	48,288
70	*	Willis Lease Finance Corp	862
880		Woodward Governor Co	34,707
2,461		Xylem, Inc	61,943

		TOTAL CAPITAL GOODS	15,674,641

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
655		ABM Industries, Inc	12,812
611	*	Acacia Research (Acacia Technologies)	22,754
1,386	*	ACCO Brands Corp	14,331
217		Acorn Energy, Inc	1,805
335		Administaff, Inc	9,062
413	*	Advisory Board Co	20,481
200		American Ecology Corp	3,548
412	*	American Reprographics Co	2,072
200	*	Asset Acceptance Capital Corp	1,360
140		Asta Funding, Inc	1,312
120	*	AT Cross Co	1,184
1,360		Avery Dennison Corp	37,182
97		Barrett Business Services, Inc	2,051
550		Brink’s Co	12,749
297	*	Casella Waste Systems, Inc (Class A)	1,737
854	*,e	CBIZ, Inc	5,073
100		CDI Corp	1,640
90		Ceco Environmental Corp	711
676	*,e	Cenveo, Inc	1,305
1,396		Cintas Corp	53,900
583	*	Clean Harbors, Inc	32,893
100	*	Consolidated Graphics, Inc	2,905
1,065	*,e	Coolbrands International, Inc	2,694
1,448	*	Copart, Inc	34,303
387		Corporate Executive Board Co	15,820
1,325		Corrections Corp of America	39,021
73		Courier Corp	967
1,387		Covanta Holding Corp	23,787
167	*	CRA International, Inc	2,453
649		Deluxe Corp	16,186
365	*	Dolan Media Co	2,456
647		Dun & Bradstreet Corp	46,047
281	*	Encore Capital Group, Inc	8,323
904	*,e	EnergySolutions, Inc	1,528

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

236	*,e	EnerNOC, Inc	$1,709
269		Ennis, Inc	4,137
1,500		Equifax, Inc	69,900
172	*	Exponent, Inc	9,087
148	*	Franklin Covey Co	1,515
571	*	FTI Consulting, Inc	16,416
387		G & K Services, Inc (Class A)	12,071
772	*	Geo Group, Inc	17,540
191	*	GP Strategies Corp	3,528
825		Healthcare Services Group	15,989
200		Heidrick & Struggles International, Inc	3,500
380	*,e	Heritage-Crystal Clean, Inc	6,213
700		Herman Miller, Inc	12,964
270	*	Hill International, Inc	864
567		HNI Corp	14,600
376	*	Hudson Highland Group, Inc	1,568
279	*	Huron Consulting Group, Inc	8,830
209	*	ICF International, Inc	4,982
1,150	*	ICO Global Communications Holdings Ltd	1,288
675	*	IHS, Inc (Class A)	72,718
259	*,e	Innerworkings, Inc	3,504
597		Interface, Inc	8,137
110		Intersections, Inc	1,744
1,938		Iron Mountain, Inc	63,877
343	*	KAR Auction Services, Inc	5,896
300		Kelly Services, Inc (Class A)	3,873
366	*	Kforce, Inc	4,926
300		Kimball International, Inc (Class B)	2,310
546		Knoll, Inc	7,327
500	*	Korn/Ferry International	7,175
1,020		Manpower, Inc	37,383
274		McGrath RentCorp	7,261
802	*	Metalico, Inc	1,764
352		Mine Safety Appliances Co	14,165
172	*	Mistras Group, Inc	4,520
400	*	Mobile Mini, Inc	5,760
105		Multi-Color Corp	2,335
631	*	Navigant Consulting, Inc	7,976
1,545	*	Nielsen Holdings NV	40,510
113		NL Industries, Inc	1,409
817	*,e	Odyssey Marine Exploration, Inc	3,056
549	*	On Assignment, Inc	8,762
2,162	e	Pitney Bowes, Inc	32,365
205	*	Portfolio Recovery Associates, Inc	18,708
313	e	Quad	4,501
2,354	e	R.R. Donnelley & Sons Co	27,707
3,849		Republic Services, Inc	101,845
514		Resources Connection, Inc	6,322
1,798		Robert Half International, Inc	51,369
772		Rollins, Inc	17,270
275	*	RPX Corp	3,946
100		Schawk, Inc (Class A)	1,270
189	*	Standard Parking Corp	4,067
838		Steelcase, Inc (Class A)	7,567
1,080	*	Stericycle, Inc	99,004
460	*	SYKES Enterprises, Inc	7,342
390	*	Team, Inc	12,160
804	*	Tetra Tech, Inc	20,968
159	*	TMS International Corp	1,585
772		Towers Watson & Co	46,243
220	*	TRC Cos, Inc	1,338
550	*	TrueBlue, Inc	8,514
330		Unifirst Corp	21,038
612		United Stationers, Inc	16,493
1,528	*	Verisk Analytics, Inc	75,269

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

263		Viad Corp	$5,260
48		VSE Corp	1,142
80	*	WageWorks, Inc	1,205
1,413		Waste Connections, Inc	42,277
5,881		Waste Management, Inc	196,425

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,792,741

CONSUMER DURABLES & APPAREL - 1.3%
479	e	American Greetings Corp (Class A)	7,003
148	*	Arctic Cat, Inc	5,411
1,563	*	Ascena Retail Group, Inc	29,103
140		Bassett Furniture Industries, Inc	1,443
1,108	*,e	Beazer Homes USA, Inc	3,601
150	e	Blyth, Inc	5,184
1,127		Brunswick Corp	25,042
806	e	Callaway Golf Co	4,764
614	*	Carter’s, Inc	32,296
72	*	Cavco Industries, Inc	3,692
65		Cherokee, Inc	905
271	*	Clarus Corp	2,561
3,648		Coach, Inc	213,335
137	e	Columbia Sportswear Co	7,346
1,444	*	CROCS, Inc	23,321
46		CSS Industries, Inc	945
110		Culp, Inc	1,128
474	*,e	Deckers Outdoor Corp	20,861
67	*	Delta Apparel, Inc	915
3,350		DR Horton, Inc	61,573
279		Ethan Allen Interiors, Inc	5,561
1,307	*	Fifth & Pacific Cos, Inc	14,024
60		Flexsteel Industries, Inc	1,187
683	*	Fossil, Inc	52,277
1,360	*,e	Garmin Ltd	52,074
205	*	G-III Apparel Group Ltd	4,856
1,240	*	Hanesbrands, Inc	34,385
852		Harman International Industries, Inc	33,739
1,546		Hasbro, Inc	52,363
400	*	Helen of Troy Ltd	13,556
140	*	Hooker Furniture Corp	1,651
988	*,e	Hovnanian Enterprises, Inc (Class A)	2,865
870	*	Iconix Brand Group, Inc	15,199
429	*,e	iRobot Corp	9,502
311	e	Jakks Pacific, Inc	4,979
971		Jarden Corp	40,802
1,084		Jones Apparel Group, Inc	10,363
919	e	KB Home	9,006
100	*	Kenneth Cole Productions, Inc (Class A)	1,505
330	*,e	K-Swiss, Inc (Class A)	1,016
628	*	La-Z-Boy, Inc	7,718
636	*	Leapfrog Enterprises, Inc	6,525
1,780		Leggett & Platt, Inc	37,611
1,951	e	Lennar Corp (Class A)	60,305
193	*	Libbey, Inc	2,966
112		Lifetime Brands, Inc	1,397
385	*	M/I Homes, Inc	6,668
300	*	Maidenform Brands, Inc	5,976
4,469		Mattel, Inc	144,974
441	e	MDC Holdings, Inc	14,408
377	*	Meritage Homes Corp	12,795
1,079	*	Michael Kors Holdings Ltd	45,145
702	*	Mohawk Industries, Inc	49,021
200		Movado Group, Inc	5,004
3,613		Newell Rubbermaid, Inc	65,540
4,577		Nike, Inc (Class B)	401,769
64	*	NVR, Inc	54,400

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

200		Oxford Industries, Inc	$8,940
161	*	Perry Ellis International, Inc	3,341
823		Phillips-Van Heusen Corp	64,021
804		Polaris Industries, Inc	57,470
567		Pool Corp	22,941
4,337	*	Pulte Homes, Inc	46,406
1,598	*	Quiksilver, Inc	3,723
770		Ralph Lauren Corp	107,846
101		RG Barry Corp	1,373
506		Ryland Group, Inc	12,944
1,213	*,e	Sealy Corp	2,244
403	*	Skechers U.S.A., Inc (Class A)	8,209
208	*	Skullcandy, Inc	2,943
635	*	Smith & Wesson Holding Corp	5,277
1,250	*,e	Standard-Pacific Corp	7,738
100	*	Steinway Musical Instruments, Inc	2,450
501	*	Steven Madden Ltd	15,907
228	e	Sturm Ruger & Co, Inc	9,154
875	*	Tempur-Pedic International, Inc	20,466
1,801	*	Toll Brothers, Inc	53,544
304		True Religion Apparel, Inc	8,810
271	*,e	Tumi Holdings, Inc	4,743
709		Tupperware Corp	38,825
502	*,e	Under Armour, Inc (Class A)	47,429
340	*	Unifi, Inc	3,852
166	*	Universal Electronics, Inc	2,186
246	*,e	Vera Bradley, Inc	5,186
1,115		VF Corp	148,797
515	*	Warnaco Group, Inc	21,929
60		Weyco Group, Inc	1,391
946		Whirlpool Corp	57,857
600		Wolverine World Wide, Inc	23,268
247	*,e	Zagg, Inc	2,695

		TOTAL CONSUMER DURABLES & APPAREL	2,557,466

CONSUMER SERVICES - 2.3%
306	*	AFC Enterprises	7,081
224	*	American Public Education, Inc	7,168
660		Ameristar Casinos, Inc	11,728
1,296	*	Apollo Group, Inc (Class A)	46,902
159	*	Ascent Media Corp (Series A)	8,228
701	*	Bally Technologies, Inc	32,709
170		Benihana, Inc	2,739
298	*	BJ’s Restaurants, Inc	11,324
180	*,e	Bluegreen Corp	893
379		Bob Evans Farms, Inc	15,236
704	*,e	Boyd Gaming Corp	5,069
141	*	Bravo Brio Restaurant Group, Inc	2,514
234	*,e	Bridgepoint Education, Inc	5,101
1,103		Brinker International, Inc	35,153
218	*	Buffalo Wild Wings, Inc	18,887
540	*,e	Caesars Entertainment Corp	6,156
202	*	Capella Education Co	7,022
812	*	Career Education Corp	5,432
267	*	Caribou Coffee Co, Inc	3,447
5,280		Carnival Corp	180,946
200		Carriage Services, Inc	1,664
288		CBRL Group, Inc	18,086
272		CEC Entertainment, Inc	9,893
746	*	Cheesecake Factory	23,842
385	*	Chipotle Mexican Grill, Inc (Class A)	146,281
370		Choice Hotels International, Inc	14,774
155		Churchill Downs, Inc	9,112
397	*,e	Coinstar, Inc	27,258
70	e	Collectors Universe	1,028

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,059	*,e	Corinthian Colleges, Inc	$3,061
1,651		Darden Restaurants, Inc	83,590
949	*	Denny’s Corp	4,214
854		DeVry, Inc	26,448
223	*	DineEquity, Inc	9,955
767		Domino’s Pizza, Inc	23,708
1,035		Dunkin Brands Group, Inc	35,542
519	*,e	Education Management Corp	3,607
200	*	Fiesta Restaurant Group, Inc	2,646
40		Frisch’s Restaurants, Inc	1,134
424	*	Gaylord Entertainment Co	16,349
505	*	Grand Canyon Education, Inc	10,575
3,828		H&R Block, Inc	61,171
1,071		Hillenbrand, Inc	19,685
540	*	Hyatt Hotels Corp	20,066
80	*,e	Ignite Restaurant Group, Inc	1,449
3,723		International Game Technology	58,637
548		International Speedway Corp (Class A)	14,347
474		Interval Leisure Group, Inc	9,011
244	*	Isle of Capri Casinos, Inc	1,505
351	*,e	ITT Educational Services, Inc	21,323
678	*	Jack in the Box, Inc	18,903
738	*	Jamba, Inc	1,446
310	*,e	K12, Inc	7,223
587	*	Krispy Kreme Doughnuts, Inc	3,751
4,967		Las Vegas Sands Corp	216,015
545	*	Life Time Fitness, Inc	25,348
288		Lincoln Educational Services Corp	1,872
140		Mac-Gray Corp	1,973
200		Marcus Corp	2,752
3,228		Marriott International, Inc (Class A)	126,538
345	*	Marriott Vacations Worldwide Corp	10,688
367		Matthews International Corp (Class A)	11,924
12,905		McDonald’s Corp	1,142,480
5,009	*	MGM Mirage	55,900
200	*	Monarch Casino & Resort, Inc	1,828
510	*	Morgans Hotel Group Co	2,397
290	*	MTR Gaming Group, Inc	1,377
322	*	Multimedia Games, Inc	4,508
30	*	Nathan’s Famous, Inc	885
1,101	*	Orient-Express Hotels Ltd (Class A)	9,215
360	*	Panera Bread Co (Class A)	50,198
263	*	Papa John’s International, Inc	12,511
149	*	Peet’s Coffee & Tea, Inc	8,946
861	*	Penn National Gaming, Inc	38,392
793	*	Pinnacle Entertainment, Inc	7,629
330	*,e	Premier Exhibitions, Inc	891
150	*	Red Robin Gourmet Burgers, Inc	4,576
674		Regis Corp	12,105
1,926		Royal Caribbean Cruises Ltd	50,134
779	*	Ruby Tuesday, Inc	5,305
200	*	Ruth’s Chris Steak House, Inc	1,320
774	*	Scientific Games Corp (Class A)	6,618
2,758		Service Corp International	34,117
646	*	Shuffle Master, Inc	8,915
468		Six Flags Entertainment Corp	25,356
729	*	Sonic Corp	7,305
810		Sotheby’s (Class A)	27,022
164		Speedway Motorsports, Inc	2,773
9,503		Starbucks Corp	506,700
2,477		Starwood Hotels & Resorts Worldwide, Inc	131,380
20	*	Steak N Shake Co	7,728
185	*	Steiner Leisure Ltd	8,586
1,142		Stewart Enterprises, Inc (Class A)	8,154

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

171	e	Strayer Education, Inc	$18,642
687		Texas Roadhouse, Inc (Class A)	12,661
250	*	Town Sports International Holdings, Inc	3,322
228		Universal Technical Institute, Inc	3,080
437		Vail Resorts, Inc	21,885
356	e	Weight Watchers International, Inc	18,355
3,949		Wendy’s	18,639
698	*	WMS Industries, Inc	13,925
1,852		Wyndham Worldwide Corp	97,674
1,012		Wynn Resorts Ltd	104,965
5,847		Yum! Brands, Inc	376,664

		TOTAL CONSUMER SERVICES	4,397,192

DIVERSIFIED FINANCIALS - 5.4%
647	*	Affiliated Managers Group, Inc	70,814
4,393	*	American Capital Ltd	44,238
12,716		American Express Co	740,198
2,781		Ameriprise Financial, Inc	145,335
2,330		Apollo Investment Corp	17,894
2,886		Ares Capital Corp	46,061
341		Artio Global Investors, Inc	1,194
136,846		Bank of America Corp	1,119,400
15,145		Bank of New York Mellon Corp	332,433
1,263		BGC Partners, Inc (Class A)	7,414
942		BlackRock Kelso Capital Corp	9,194
1,617		BlackRock, Inc	274,599
200		Calamos Asset Management, Inc (Class A)	2,290
7,157		Capital One Financial Corp	391,202
47		Capital Southwest Corp	4,833
400		Cash America International, Inc	17,616
1,112		CBOE Holdings, Inc	30,780
13,638		Charles Schwab Corp	176,339
37,170		Citigroup, Inc	1,018,830
841		CME Group, Inc	225,480
207	e	Cohen & Steers, Inc	7,144
888	*	Cowen Group, Inc	2,362
82	*	Credit Acceptance Corp	6,923
22		Diamond Hill Investment Group, Inc	1,722
6,736		Discover Financial Services	232,931
450	*	Dollar Financial Corp	8,294
332		Duff & Phelps Corp	4,814
3,622	*	E*Trade Financial Corp	29,121
1,406		Eaton Vance Corp	37,892
160		Epoch Holding Corp	3,645
364		Evercore Partners, Inc (Class A)	8,514
545	*	Ezcorp, Inc (Class A)	12,786
653	*	FBR Capital Markets Corp	1,809
1,409	e	Federated Investors, Inc (Class B)	30,787
1,049	e	Fifth Street Finance Corp	10,469
587	*,e	Financial Engines, Inc	12,591
363	*	First Cash Financial Services, Inc	14,582
641	*,e	First Marblehead Corp	750
110	*	Firsthand Technology Value Fund, Inc	1,943
1,855		Franklin Resources, Inc	205,886
80	e	Friedman Billings Ramsey Group, Inc (Class A)	1,737
215	e	FXCM, Inc	2,528
69		GAMCO Investors, Inc (Class A)	3,063
704		GFI Group, Inc	2,506
239		Gladstone Capital Corp	1,886
252		Gladstone Investment Corp	1,862
6,261		Goldman Sachs Group, Inc	600,179
92	e	Golub Capital BDC, Inc	1,388
276	*,e	Green Dot Corp	6,105
354	e	Greenhill & Co, Inc	12,620
240	*	GSV Capital Corp	2,232

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

322	*	Harris & Harris Group, Inc	$1,224
635		Hercules Technology Growth Capital, Inc	7,201
409	*	HFF, Inc (Class A)	5,701
80		Horizon Technology Finance Corp	1,319
441		Interactive Brokers Group, Inc (Class A)	6,491
960	*	IntercontinentalExchange, Inc	130,541
153	*	International Assets Holding Corp	2,961
405	*	Internet Capital Group, Inc	3,746
5,831		Invesco Ltd	131,781
524	*	Investment Technology Group, Inc	4,821
6,669		iShares Russell 3000 Index Fund	536,054
2,289		Janus Capital Group, Inc	17,900
1,790		Jefferies Group, Inc	23,252
173		JMP Group, Inc	1,069
48,372		JPMorgan Chase & Co	1,728,332
422	e	KBW, Inc	6,942
1,888	*	Knight Capital Group, Inc (Class A)	22,543
240	e	Kohlberg Capital Corp	1,742
1,144	*,e	Ladenburg Thalmann Financial Services, Inc	1,762
1,450		Lazard Ltd (Class A)	37,686
1,857		Legg Mason, Inc	48,969
2,510		Leucadia National Corp	53,388
641	*	LPL Financial Holdings, Inc	21,647
250		Main Street Capital Corp	6,050
175		Manning & Napier, Inc	2,490
463		MarketAxess Holdings, Inc	12,334
102		Marlin Business Services Corp	1,672
778		MCG Capital Corp	3,579
175		Medallion Financial Corp	1,859
212		Medley Capital Corp	2,552
110		MicroFinancial, Inc	891
2,471		Moody’s Corp	90,315
19,595		Morgan Stanley	285,891
1,492	*	MSCI, Inc (Class A)	50,758
407		MVC Capital, Inc	5,271
1,637		Nasdaq Stock Market, Inc	37,111
320		Nelnet, Inc (Class A)	7,360
370	*,e	Netspend Holdings, Inc	3,400
341	*	NewStar Financial, Inc	4,419
300		NGP Capital Resources Co	2,124
120	e	Nicholas Financial, Inc	1,538
2,796		Northern Trust Corp	128,672
3,295		NYSE Euronext	84,286
116		Oppenheimer Holdings, Inc	1,824
725		PennantPark Investment Corp	7,504
639	*,e	PHH Corp	11,170
272	*	Pico Holdings, Inc	6,096
236	*	Piper Jaffray Cos	5,529
1,541	e	Prospect Capital Corp	17,552
90		Pzena Investment Management, Inc (Class A)	399
1,443		Raymond James Financial, Inc	49,408
60	*,e	Regional Management Corp	987
150	*	Resource America, Inc (Class A)	957
219	*	Safeguard Scientifics, Inc	3,390
209	e	Sanders Morris Harris Group, Inc	1,818
1,802		SEI Investments Co	35,842
6,277		SLM Corp	98,612
456		Solar Capital Ltd	10,151
125		Solar Senior Capital Ltd	2,112
6,327		State Street Corp	282,437
676	*	Stifel Financial Corp	20,888
289		SWS Group, Inc	1,540
3,302		T Rowe Price Group, Inc	207,894
70		TCP Capital Corp	1,012
2,921		TD Ameritrade Holding Corp	49,657

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

104		THL Credit, Inc	$1,401
330		TICC Capital Corp	3,201
517	e	Triangle Capital Corp	11,777
56	*	Virtus Investment Partners, Inc	4,536
1,037		Waddell & Reed Financial, Inc (Class A)	31,400
288		Walter Investment Management Corp	6,751
61		Westwood Holdings Group, Inc	2,273
748	*	WisdomTree Investments, Inc	4,914
199	*,e	World Acceptance Corp	13,094

		TOTAL DIVERSIFIED FINANCIALS	10,372,985

ENERGY - 9.7%
2,642	*,e	Abraxas Petroleum Corp	8,428
30		Adams Resources & Energy, Inc	1,258
142		Alon USA Energy, Inc	1,201
2,853	*	Alpha Natural Resources, Inc	24,850
218	*,e	Amyris Biotechnologies, Inc	966
6,322		Anadarko Petroleum Corp	418,516
4,964		Apache Corp	436,286
180	e	APCO Argentina, Inc	3,249
503	*,e	Approach Resources, Inc	12,847
2,629	e	Arch Coal, Inc	18,114
643	*,e	ATP Oil & Gas Corp	2,173
675	*	Atwood Oceanics, Inc	25,542
5,569		Baker Hughes, Inc	228,886
369	*,e	Basic Energy Services, Inc	3,808
617		Berry Petroleum Co (Class A)	24,470
553	*	Bill Barrett Corp	11,845
110		Bolt Technology Corp	1,651
340	*	Bonanza Creek Energy, Inc	5,654
1,271	*,e	BPZ Energy, Inc	3,216
433		Bristow Group, Inc	17,610
564	*,e	C&J Energy Services, Inc	10,434
2,580		Cabot Oil & Gas Corp	101,652
1,143	*	Cal Dive International, Inc	3,315
354	*	Callon Petroleum Co	1,508
3,069	*	Cameron International Corp	131,077
235	e	CARBO Ceramics, Inc	18,032
483	*	Carrizo Oil & Gas, Inc	11,355
2,370	*	Cheniere Energy, Inc	34,934
8,437	e	Chesapeake Energy Corp	156,928
25,051		Chevron Corp	2,642,880
1,064		Cimarex Energy Co	58,648
90	*,e	Clayton Williams Energy, Inc	4,354
839	*,e	Clean Energy Fuels Corp	13,005
755	*	Cloud Peak Energy, Inc	12,767
2,316	*	Cobalt International Energy, Inc	54,426
599	*	Comstock Resources, Inc	9,836
1,328	*	Concho Resources, Inc	113,039
16,057		ConocoPhillips	897,265
2,890		Consol Energy, Inc	87,394
151	*	Contango Oil & Gas Co	8,939
495	*	Continental Resources, Inc	32,977
90	*,e	CREDO Petroleum Corp	1,302
456		Crosstex Energy, Inc	6,384
212	*	CVR Energy, Inc	5,635
1,093	*	CVR Energy, Inc (Contingent value right)	0
80	*	Dawson Geophysical Co	1,906
213		Delek US Holdings, Inc	3,747
4,935	*	Denbury Resources, Inc	74,568
5,153	*	Devon Energy Corp	298,822
939	e	Diamond Offshore Drilling, Inc	55,523
994	*	Dresser-Rand Group, Inc	44,273
510	*	Dril-Quip, Inc	33,451
780	*,e	Endeavour International Corp	6,552

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

915		Energen Corp	$41,294
354	*	Energy Partners Ltd	5,983
938		Energy XXI Bermuda Ltd	29,350
3,401		EOG Resources, Inc	306,464
1,668		Equitable Resources, Inc	89,455
1,767		EXCO Resources, Inc	13,412
747	*	Exterran Holdings, Inc	9,524
59,380	d	Exxon Mobil Corp	5,081,147
3,113	*	FMC Technologies, Inc	122,123
190	*,e	Forbes Energy Services Ltd	893
1,348	*	Forest Oil Corp	9,881
284	*	Forum Energy Technologies, Inc	5,592
743	e	Frontline Ltd	3,388
386	*	FX Energy, Inc	2,297
291	*	GasLog Ltd	2,954
1,809	*	Gastar Exploration Ltd	3,491
387	*	Georesources, Inc	14,168
690	*	Global Geophysical Services, Inc	4,223
551	e	Golar LNG Ltd	20,773
321	*,e	Goodrich Petroleum Corp	4,449
143	*,e	Green Plains Renewable Energy, Inc	892
190		Gulf Island Fabrication, Inc	5,360
287	*	Gulfmark Offshore, Inc	9,770
710	*	Gulfport Energy Corp	14,647
886	*,e	Halcon Resources Corp	8,364
11,722		Halliburton Co	332,788
978	*,e	Harvest Natural Resources, Inc	8,362
1,688	*,e	Heckmann Corp	5,705
1,341	*	Helix Energy Solutions Group, Inc	22,006
1,186		Helmerich & Payne, Inc	51,567
1,501	*	Hercules Offshore, Inc	5,314
3,861		Hess Corp	167,760
2,628		Holly Corp	93,110
441	*	Hornbeck Offshore Services, Inc	17,102
1,704	*	ION Geophysical Corp	11,229
13	*,e	Isramco, Inc	1,430
1,861	*	Key Energy Services, Inc	14,144
6,205		Kinder Morgan, Inc	199,925
134	*,e	KiOR, Inc (Class A)	1,199
185	e	Knightsbridge Tankers Ltd	1,506
3,714	*	Kodiak Oil & Gas Corp	30,492
890	*	Kosmos Energy LLC	9,834
300	*	Laredo Petroleum Holdings, Inc	6,240
400		Lufkin Industries, Inc	21,728
1,790	*,e	Magnum Hunter Resources Corp	7,482
8,885		Marathon Oil Corp	227,189
4,379		Marathon Petroleum Corp	196,705
177	*	Matador Resources Co	1,901
440	*	Matrix Service Co	4,994
2,913	*	McDermott International, Inc	32,451
1,294	*,e	McMoRan Exploration Co	16,395
310	*	Midstates Petroleum Co, Inc	3,010
1,226	*,e	Miller Petroleum, Inc	6,130
120	*	Mitcham Industries, Inc	2,036
2,424		Murphy Oil Corp	121,903
3,568	*	Nabors Industries Ltd	51,379
5,376		National Oilwell Varco, Inc	346,429
136	*	Natural Gas Services Group, Inc	2,016
1,672	*	Newfield Exploration Co	49,006
1,250	*	Newpark Resources, Inc	7,375
2,265		Noble Energy, Inc	192,117
562	e	Nordic American Tanker Shipping	7,626
746	*,e	Northern Oil And Gas, Inc	11,891
1,014	*	Oasis Petroleum, Inc	24,519
10,329		Occidental Petroleum Corp	885,918

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,376		Oceaneering International, Inc	$65,855
637	*	Oil States International, Inc	42,169
443	e	Overseas Shipholding Group, Inc	4,922
82	*	OYO Geospace Corp	7,379
85		Panhandle Oil and Gas, Inc (Class A)	2,562
1,722	*	Parker Drilling Co	7,766
1,236	*,e	Patriot Coal Corp	1,508
1,923		Patterson-UTI Energy, Inc	27,999
403	*	PDC Energy, Inc	9,882
3,457		Peabody Energy Corp	84,766
551		Penn Virginia Corp	4,044
815	*,e	Petroquest Energy, Inc	4,075
149	*	PHI, Inc	4,144
7,943	*	Phillips 66	264,025
568	*	Pioneer Drilling Co	4,527
1,562		Pioneer Natural Resources Co	137,784
1,637	*	Plains Exploration & Production Co	57,590
2,264		Questar Market Resources, Inc	67,852
1,420	*,e	Quicksilver Resources, Inc	7,696
2,070		Range Resources Corp	128,071
2,606	*	Rentech, Inc	5,368
460	*,e	Resolute Energy Corp	4,402
494	*,e	Rex Energy Corp	5,538
92	*	Rex Stores Corp	1,796
160	*	RigNet, Inc	2,782
657	*	Rosetta Resources, Inc	24,072
1,533	*	Rowan Cos PLC	49,562
757	e	RPC, Inc	9,001
151	*	Sanchez Energy Corp	3,141
6,213	*,e	SandRidge Energy, Inc	41,565
230	*	Saratoga Resources, Inc	1,352
17,132		Schlumberger Ltd	1,112,038
156	*	Scorpio Tankers, Inc	997
272		SEACOR Holdings, Inc	24,311
517	*	SemGroup Corp	16,508
482	e	Ship Finance International Ltd	7,534
413	*,e	Solazyme, Inc	5,741
4,435	*	Southwestern Energy Co	141,610
8,242		Spectra Energy Corp	239,513
844		St. Mary Land & Exploration Co	41,449
626	*	Stone Energy Corp	15,863
1,329		Sunoco, Inc	63,127
2,001	*	Superior Energy Services	40,480
514	*	Swift Energy Co	9,566
500	*,e	Synergy Resources Corp	1,540
367		Targa Resources Investments, Inc	15,671
480		Teekay Corp	14,054
800	e	Teekay Tankers Ltd (Class A)	3,648
364	*	Tesco Corp	4,368
1,783	*	Tesoro Corp	44,504
974	*	Tetra Technologies, Inc	6,945
182	*	TGC Industries, Inc	1,767
645		Tidewater, Inc	29,902
522	*,e	Triangle Petroleum Corp	2,913
1,944	*,e	Ultra Petroleum Corp	44,848
300	*	Union Drilling, Inc	1,344
615	*	Unit Corp	22,687
4,023	*,e	Uranerz Energy Corp	5,833
1,254	*,e	Uranium Energy Corp	2,872
621	*	Vaalco Energy, Inc	5,359
7,017		Valero Energy Corp	169,461
5,036	*	Vantage Drilling Co	7,554
231	*	Venoco, Inc	2,312
580	*	Voyager Oil & Gas, Inc	1,021
414		W&T Offshore, Inc	6,334

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

580	*	Warren Resources, Inc	$1,392
925		Western Refining, Inc	20,600
125	*,e	Westmoreland Coal Co	1,006
1,492	*	Whiting Petroleum Corp	61,351
1,032	*	Willbros Group, Inc	6,667
7,843		Williams Cos, Inc	226,035
874		World Fuel Services Corp	33,238
2,447	*	WPX Energy, Inc	39,592
320	*,e	ZaZa Energy Corp	1,446

		TOTAL ENERGY	18,785,501

FOOD & STAPLES RETAILING - 2.1%
207		Andersons, Inc	8,831
15		Arden Group, Inc (Class A)	1,308
496		Casey’s General Stores, Inc	29,259
300	*	Chefs’ Warehouse Holdings, Inc	5,415
5,501		Costco Wholesale Corp	522,595
16,272		CVS Corp	760,391
350	*	Fresh Market, Inc	18,770
610		Harris Teeter Supermarkets, Inc	25,004
100		Ingles Markets, Inc (Class A)	1,603
7,124		Kroger Co	165,206
180		Nash Finch Co	3,866
248	*	Pantry, Inc	3,646
231		Pricesmart, Inc	15,595
7,015	*	Rite Aid Corp	9,821
245	e	Roundy’s, Inc	2,501
3,058	e	Safeway, Inc	55,503
217		Spartan Stores, Inc	3,934
2,554	e	Supervalu, Inc	13,230
91	*	Susser Holdings Corp	3,382
7,439		Sysco Corp	221,757
668	*	United Natural Foods, Inc	36,646
77		Village Super Market (Class A)	2,509
10,956		Walgreen Co	324,078
21,461		Wal-Mart Stores, Inc	1,496,261
133		Weis Markets, Inc	5,921
2,212		Whole Foods Market, Inc	210,848

		TOTAL FOOD & STAPLES RETAILING	3,947,880

FOOD, BEVERAGE & TOBACCO - 5.6%
100		Alico, Inc	3,054
1,062	*,e	Alliance One International, Inc	3,675
25,840		Altria Group, Inc	892,772
62	*	Annie’s, Inc	2,595
8,364		Archer Daniels Midland Co	246,905
571		B&G Foods, Inc (Class A)	15,189
1,997		Beam, Inc	124,792
100	*,e	Boston Beer Co, Inc (Class A)	12,100
1,312		Brown-Forman Corp (Class B)	127,067
1,858		Bunge Ltd	116,571
125	e	Calavo Growers, Inc	3,198
200		Cal-Maine Foods, Inc	7,820
2,360		Campbell Soup Co	78,777
841	*,e	Central European Distribution Corp	2,405
536	*,e	Chiquita Brands International, Inc	2,680
77		Coca-Cola Bottling Co Consolidated	4,950
24,665		Coca-Cola Co	1,928,556
3,894		Coca-Cola Enterprises, Inc	109,188
5,228		ConAgra Foods, Inc	135,562
2,127	*	Constellation Brands, Inc (Class A)	57,557
1,454	*	Darling International, Inc	23,976
7,390	*	DE Master Blenders 1753 NV	83,327
2,340	*	Dean Foods Co	39,850
262	e	Diamond Foods, Inc	4,674

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

433	*,e	Dole Food Co, Inc	$3,802
2,800		Dr Pepper Snapple Group, Inc	122,500
200	*	Farmer Bros Co	1,592
1,420		Flowers Foods, Inc	32,987
476		Fresh Del Monte Produce, Inc	11,172
8,222		General Mills, Inc	316,876
1,751	*,e	Green Mountain Coffee Roasters, Inc	38,137
38		Griffin Land & Nurseries, Inc (Class A)	1,064
4,098		H.J. Heinz Co	222,849
490	*	Hain Celestial Group, Inc	26,970
1,934		Hershey Co	139,306
1,478	*	Hillshire Brands Co	42,847
1,898		Hormel Foods Corp	57,737
949		Ingredion, Inc	46,994
170	*	Inventure Foods, Inc	1,071
192		J&J Snack Foods Corp	11,347
1,442		J.M. Smucker Co	108,900
100	*	John B. Sanfilippo & Son, Inc	1,785
3,183		Kellogg Co	157,017
22,126		Kraft Foods, Inc (Class A)	854,506
260		Lancaster Colony Corp	18,515
591		Lance, Inc	14,911
101	e	Limoneira Co	1,638
1,657		Lorillard, Inc	218,641
1,734		McCormick & Co, Inc	105,167
2,588		Mead Johnson Nutrition Co	208,360
1,628		Molson Coors Brewing Co (Class B)	67,741
1,789	*	Monster Beverage Corp	127,377
129		National Beverage Corp	1,927
245	*	Omega Protein Corp	1,803
19,860		PepsiCo, Inc	1,403,308
21,659		Philip Morris International, Inc	1,889,964
707	*,e	Pilgrim’s Pride Corp	5,055
375	*	Post Holdings, Inc	11,531
751	*	Ralcorp Holdings, Inc	50,122
4,216		Reynolds American, Inc	189,172
272		Sanderson Farms, Inc	12,463
77	*	Seneca Foods Corp	2,071
718	*	Smart Balance, Inc	6,742
2,062	*	Smithfield Foods, Inc	44,601
1,834	*,e	Star Scientific, Inc	8,363
215	*,e	Synutra International, Inc	1,161
401	e	Tootsie Roll Industries, Inc	9,568
511	*	TreeHouse Foods, Inc	31,830
3,645		Tyson Foods, Inc (Class A)	68,635
302		Universal Corp	13,992
797	e	Vector Group Ltd	13,565
150	*	Westway Group, Inc	899

		TOTAL FOOD, BEVERAGE & TOBACCO	10,755,821

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
247	*	Abaxis, Inc	9,139
400	*,e	Abiomed, Inc	9,128
290	*	Acadia Healthcare Co, Inc	5,087
716	*,e	Accretive Health, Inc	7,847
682	*	Accuray, Inc	4,665
4,448		Aetna, Inc	172,449
163	*	Air Methods Corp	16,015
910	*	Align Technology, Inc	30,449
2,366	*	Allscripts Healthcare Solutions, Inc	25,860
72	*	Almost Family, Inc	1,608
620	*	Alphatec Holdings, Inc	1,141
341	*,e	Amedisys, Inc	4,245
584	*	Amerigroup Corp	38,491
3,356		AmerisourceBergen Corp	132,059

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

357	*	AMN Healthcare Services, Inc	$2,117
451	*	Amsurg Corp	13,521
150		Analogic Corp	9,300
275	*	Angiodynamics, Inc	3,303
148	*	Anika Therapeutics, Inc	2,011
844	*,e	Antares Pharma, Inc	3,072
325	*	Arthrocare Corp	9,516
264		Assisted Living Concepts, Inc (A Shares)	3,754
454	*,e	athenahealth, Inc	35,943
170	*	AtriCure, Inc	1,634
18		Atrion Corp	3,690
1,100		Bard (C.R.), Inc	118,184
7,088		Baxter International, Inc	376,727
2,587		Becton Dickinson & Co	193,378
1	*	Biolase Technology, Inc	2
412	*,e	Bio-Reference Labs, Inc	10,827
496	*	BioScrip, Inc	3,685
18,203	*	Boston Scientific Corp	103,211
1,200	*	Brookdale Senior Living, Inc	21,288
219		Cantel Medical Corp	5,968
236	*	Capital Senior Living Corp	2,502
4,480		Cardinal Health, Inc	188,160
160	*,e	Cardiovascular Systems, Inc	1,566
2,778	*	CareFusion Corp	71,339
560	*	Catalyst Health Solutions, Inc	52,326
593	*	Centene Corp	17,885
1,840	*	Cerner Corp	152,094
449	*,e	Cerus Corp	1,491
281	e	Chemed Corp	16,984
128	*	Chindex International, Inc	1,254
3,627		Cigna Corp	159,588
1,183	*	Community Health Systems, Inc	33,160
185		Computer Programs & Systems, Inc	10,586
342	*,e	Conceptus, Inc	6,778
450		Conmed Corp	12,451
602		Cooper Cos, Inc	48,016
90	*	Corvel Corp	4,410
1,774		Coventry Health Care, Inc	56,395
6,124		Covidien plc	327,634
296	*	Cross Country Healthcare, Inc	1,294
253	*	CryoLife, Inc	1,323
327	*	Cyberonics, Inc	14,695
85	*	Cynosure, Inc (Class A)	1,798
1,187	*	DaVita, Inc	116,575
1,806		Dentsply International, Inc	68,285
120	*	Derma Sciences, Inc	1,142
874	*	DexCom, Inc	11,327
1,486	*	Edwards Lifesciences Corp	153,504
280	*	Emeritus Corp	4,712
697	*	Endologix, Inc	10,762
270		Ensign Group, Inc	7,633
320	*,e	EnteroMedics, Inc	1,104
228	*	ePocrates, Inc	1,829
78	*	Exactech, Inc	1,308
338	*	EXamWorks, Inc	4,472
10,227	*	Express Scripts Holding Co	570,973
374	*	Five Star Quality Care, Inc	1,148
627	*	Gen-Probe, Inc	51,539
456	*	Gentiva Health Services, Inc	3,160
269	*	Greatbatch, Inc	6,109
360	*	Haemonetics Corp	26,680
414	*	Hanger Orthopedic Group, Inc	10,615
191	*,e	Hansen Medical, Inc	434
1,845		HCA Holdings, Inc	56,143
3,008	*	Health Management Associates, Inc (Class A)	23,613

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,131	*	Health Net, Inc	$27,449
1,191	*	Healthsouth Corp	27,703
190	*	HealthStream, Inc	4,940
402	*	Healthways, Inc	3,208
180	*,e	HeartWare International, Inc	15,984
1,218	*	Henry Schein, Inc	95,601
759		Hill-Rom Holdings, Inc	23,415
1,092	*	HMS Holdings Corp	36,375
3,358	*	Hologic, Inc	60,578
2,092		Humana, Inc	162,004
154	*	ICU Medical, Inc	8,221
720	*	Idexx Laboratories, Inc	69,214
573	*	Insulet Corp	12,245
289	*	Integra LifeSciences Holdings Corp	10,745
110	*	Integramed America, Inc	1,524
507	*	Intuitive Surgical, Inc	280,772
316		Invacare Corp	4,876
1,041	*	Inverness Medical Innovations, Inc	20,237
220	*	IPC The Hospitalist Co, Inc	9,970
205	*	IRIS International, Inc	2,316
613	*	Kindred Healthcare, Inc	6,026
1,245	*	Laboratory Corp of America Holdings	115,299
174		Landauer, Inc	9,975
267	*	LHC Group, Inc	4,528
654	*	LifePoint Hospitals, Inc	26,801
1,096	e	Lincare Holdings, Inc	37,286
405	*	Magellan Health Services, Inc	18,359
397	*,e	MAKO Surgical Corp	10,167
611		Masimo Corp	13,674
3,008		McKesson Corp	282,000
746	*	MedAssets, Inc	10,034
231	*	Medidata Solutions, Inc	7,547
50	*	Mediware Information Systems	730
13,313		Medtronic, Inc	515,612
1,254	*,e	Merge Healthcare, Inc	3,586
489	e	Meridian Bioscience, Inc	10,005
538	*	Merit Medical Systems, Inc	7,430
493	*	Metropolitan Health Networks, Inc	4,718
390	*	MModal, Inc	5,062
349	*	Molina Healthcare, Inc	8,188
161	*	MWI Veterinary Supply, Inc	16,546
100	e	National Healthcare Corp	4,523
316	*	Natus Medical, Inc	3,672
301	*	Neogen Corp	13,906
1,084	*,e	Neoprobe Corp	4,032
472	*	NuVasive, Inc	11,970
742	*	NxStage Medical, Inc	12,436
1,451		Omnicare, Inc	45,315
387	*	Omnicell, Inc	5,666
609	*	OraSure Technologies, Inc	6,845
239	*	Orthofix International NV	9,859
754		Owens & Minor, Inc	23,095
200	*	Palomar Medical Technologies, Inc	1,700
1,289		Patterson Cos, Inc	44,432
130	*	PDI, Inc	1,071
598	*	Pediatrix Medical Group, Inc	40,987
373	*	PharMerica Corp	4,073
164	*	PhotoMedex, Inc	1,993
97	*	Providence Service Corp	1,330
731	*	PSS World Medical, Inc	15,344
452		Quality Systems, Inc	12,434
1,981		Quest Diagnostics, Inc	118,662
333	*,e	Quidel Corp	5,221
1,903	*	Resmed, Inc	59,374
130	*	Rochester Medical Corp	1,399

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

198	*,e	Rockwell Medical Technologies, Inc	$1,843
611	*	RTI Biologics, Inc	2,297
599	*	Select Medical Holdings Corp	6,056
694	*	Sirona Dental Systems, Inc	31,237
246	*	Skilled Healthcare Group, Inc (Class A)	1,545
685	*	Solta Medical, Inc	2,007
330	*	Spectranetics Corp	3,769
4,018		St. Jude Medical, Inc	160,358
407	*	Staar Surgical Co	3,162
745		STERIS Corp	23,371
4,025		Stryker Corp	221,777
199	*	Sun Healthcare Group, Inc	1,666
1,257	*	Sunrise Senior Living, Inc	9,164
147	*	SurModics, Inc	2,543
875	*	SXC Health Solutions Corp	86,809
376	*	Symmetry Medical, Inc	3,226
332	*	Team Health Holdings, Inc	7,998
519		Teleflex, Inc	31,612
5,447	*	Tenet Healthcare Corp	28,542
748	*	Thoratec Corp	25,118
128	*	Tornier BV	2,870
246	*	Triple-S Management Corp (Class B)	4,497
584	*,e	Unilife Corp	1,974
13,174		UnitedHealth Group, Inc	770,679
417		Universal American Corp	4,391
1,112		Universal Health Services, Inc (Class B)	47,994
133		US Physical Therapy, Inc	3,382
40		Utah Medical Products, Inc	1,341
376	*	Vanguard Health Systems, Inc	3,343
1,463	*	Varian Medical Systems, Inc	88,906
200	*	Vascular Solutions, Inc	2,512
1,033	*	VCA Antech, Inc	22,705
84	*	Vocera Communications, Inc	2,250
677	*	Volcano Corp	19,396
530	*	WellCare Health Plans, Inc	28,090
4,202		WellPoint, Inc	268,046
397		West Pharmaceutical Services, Inc	20,045
456	*	Wright Medical Group, Inc	9,736
68		Young Innovations, Inc	2,345
2,255		Zimmer Holdings, Inc	145,132

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	8,240,133

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
5,392		Avon Products, Inc	87,404
798	*	Central Garden and Pet Co (Class A)	8,690
1,786		Church & Dwight Co, Inc	99,069
1,657		Clorox Co	120,066
6,059		Colgate-Palmolive Co	630,742
350	*	Elizabeth Arden, Inc	13,584
830	*	Energizer Holdings, Inc	62,458
2,834		Estee Lauder Cos (Class A)	153,376
204	e	Female Health Co	1,197
532	*	Harbinger Group, Inc	4,144
1,488		Herbalife Ltd	71,915
140		Inter Parfums, Inc	2,418
4,980		Kimberly-Clark Corp	417,175
152	*,e	Medifast, Inc	2,991
140		Nature’s Sunshine Products, Inc	2,114
679		Nu Skin Enterprises, Inc (Class A)	31,845
127	*	Nutraceutical International Corp	1,937
63		Oil-Dri Corp of America	1,380
70		Orchids Paper Products Co	1,238
621	*	Prestige Brands Holdings, Inc	9,818
34,796		Procter & Gamble Co	2,131,255
238	*	Revlon, Inc (Class A)	3,387

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

170		Schiff Nutrition International, Inc	$3,052
291	*	Spectrum Brands, Inc	9,478
92	*,e	USANA Health Sciences, Inc	3,783
314		WD-40 Co	15,640

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,890,156

INSURANCE - 3.7%
4,285		ACE Ltd	317,647
5,947		Aflac, Inc	253,283
215	*	Alleghany Corp	73,046
599		Allied World Assurance Co Holdings Ltd	47,603
6,227		Allstate Corp	218,505
629	e	American Equity Investment Life Holding Co	6,925
1,084		American Financial Group, Inc	42,525
8,021	*	American International Group, Inc	257,394
85		American National Insurance Co	6,058
118	*	American Safety Insurance Holdings Ltd	2,213
202	*	Amerisafe, Inc	5,242
294	e	Amtrust Financial Services, Inc	8,735
4,185		Aon plc	195,774
1,780	*	Arch Capital Group Ltd	70,648
374		Argo Group International Holdings Ltd	10,947
1,551		Arthur J. Gallagher & Co	54,394
961		Aspen Insurance Holdings Ltd	27,773
1,087		Assurant, Inc	37,871
2,211		Assured Guaranty Ltd	31,175
1,609		Axis Capital Holdings Ltd	52,373
125		Baldwin & Lyons, Inc (Class B)	2,905
22,243	*	Berkshire Hathaway, Inc (Class B)	1,853,509
1,536		Brown & Brown, Inc	41,887
3,366		Chubb Corp	245,112
1,856		Cincinnati Financial Corp	70,658
387	*	Citizens, Inc (Class A)	3,773
303		CNA Financial Corp	8,399
2,903		Conseco, Inc	22,643
245		Crawford & Co (Class B)	1,002
143		Donegal Group, Inc (Class A)	1,899
80		Eastern Insurance Holdings, Inc	1,360
280	*	eHealth, Inc	4,511
60		EMC Insurance Group, Inc	1,212
620		Employers Holdings, Inc	11,185
551		Endurance Specialty Holdings Ltd	21,114
108	*	Enstar Group Ltd	10,686
363		Erie Indemnity Co (Class A)	25,994
670		Everest Re Group Ltd	69,338
155		FBL Financial Group, Inc (Class A)	4,342
2,808		Fidelity National Title Group, Inc (Class A)	54,082
1,253		First American Financial Corp	21,251
472		Flagstone Reinsurance Holdings Ltd	3,781
6,368	*	Genworth Financial, Inc (Class A)	36,043
327	*	Greenlight Capital Re Ltd (Class A)	8,312
136	*	Hallmark Financial Services	1,061
539		Hanover Insurance Group, Inc	21,091
5,508		Hartford Financial Services Group, Inc	97,106
1,326		HCC Insurance Holdings, Inc	41,636
525	*	Hilltop Holdings, Inc	5,413
90		Homeowners Choice, Inc	1,584
467		Horace Mann Educators Corp	8,163
205		Infinity Property & Casualty Corp	11,822
20		Investors Title Co	1,139
77		Kansas City Life Insurance Co	2,710
614		Kemper Corp	18,881
3,631		Lincoln National Corp	79,410
3,940		Loews Corp	161,185
553		Maiden Holdings Ltd	4,800

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

121	*	Markel Corp	$53,446
7,012		Marsh & McLennan Cos, Inc	225,997
1,052		Max Capital Group Ltd	24,564
1,717	*,e	MBIA, Inc	18,561
694		Meadowbrook Insurance Group, Inc	6,100
303		Mercury General Corp	12,626
10,795		Metlife, Inc	333,026
855		Montpelier Re Holdings Ltd	18,203
667	*	National Financial Partners Corp	8,938
173		National Interstate Corp	4,600
27		National Western Life Insurance Co (Class A)	3,832
149	*	Navigators Group, Inc	7,457
3,288		Old Republic International Corp	27,258
313		OneBeacon Insurance Group Ltd (Class A)	4,075
896		PartnerRe Ltd	67,800
1,675	*	Phoenix Cos, Inc	3,099
543		Platinum Underwriters Holdings Ltd	20,688
200		Presidential Life Corp	1,966
595		Primerica, Inc	15,904
3,879		Principal Financial Group	101,746
400		ProAssurance Corp	35,636
7,758		Progressive Corp	161,599
1,036		Protective Life Corp	30,469
5,954		Prudential Financial, Inc	288,352
912		Reinsurance Group of America, Inc (Class A)	48,528
697		RenaissanceRe Holdings Ltd	52,979
268		RLI Corp	18,278
200		Safety Insurance Group, Inc	8,128
257		SeaBright Insurance Holdings, Inc	2,285
656		Selective Insurance Group, Inc	11,421
628		Stancorp Financial Group, Inc	23,336
200		State Auto Financial Corp	2,810
200		Stewart Information Services Corp	3,070
839		Symetra Financial Corp	10,588
1,405		Torchmark Corp	71,023
503		Tower Group, Inc	10,498
4,941		Travelers Cos, Inc	315,433
257	*	United America Indemnity Ltd	5,204
234		United Fire & Casualty Co	4,991
3,630		UnumProvident Corp	69,442
1,261		Validus Holdings Ltd	40,390
1,419		W.R. Berkley Corp	55,227
78		White Mountains Insurance Group Ltd	40,696
3,842		XL Capital Ltd	80,836

		TOTAL INSURANCE	7,052,235

MATERIALS - 3.9%
412		A. Schulman, Inc	8,178
112	*	ADA-ES, Inc	2,841
78	*	AEP Industries, Inc	3,397
2,707		Air Products & Chemicals, Inc	218,536
942		Airgas, Inc	79,137
1,349	e	AK Steel Holding Corp	7,919
1,140		Albemarle Corp	67,990
13,512		Alcoa, Inc	118,230
1,325		Allegheny Technologies, Inc	42,254
1,107	*	Allied Nevada Gold Corp	31,417
292		AMCOL International Corp	8,267
350		American Vanguard Corp	9,307
816		Aptargroup, Inc	41,657
254	*,e	Arabian American Development Co	2,461
983		Ashland, Inc	68,132
331		Balchem Corp	10,794
2,093		Ball Corp	85,918
1,312		Bemis Co, Inc	41,118

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,302		Boise, Inc	$8,567
300		Brush Engineered Materials, Inc	6,909
520		Buckeye Technologies, Inc	14,815
793		Cabot Corp	32,275
730	*	Calgon Carbon Corp	10,381
574		Carpenter Technology Corp	27,460
200	*,e	Castle (A.M.) & Co	2,124
2,031		Celanese Corp (Series A)	70,313
742	*	Century Aluminum Co	5,439
830		CF Industries Holdings, Inc	160,804
1,194	*	Chemtura	17,313
316	*	Clearwater Paper Corp	10,782
1,810		Cleveland-Cliffs, Inc	89,215
1,061	*	Coeur d’Alene Mines Corp	18,631
1,329		Commercial Metals Co	16,799
404		Compass Minerals International, Inc	30,817
2,027	*	Crown Holdings, Inc	69,911
584		Cytec Industries, Inc	34,246
127		Deltic Timber Corp	7,744
458		Domtar Corp	35,133
14,987		Dow Chemical Co	472,091
11,792		Du Pont (E.I.) de Nemours & Co	596,321
525		Eagle Materials, Inc	19,604
1,736		Eastman Chemical Co	87,442
3,445		Ecolab, Inc	236,086
1,134	*	Ferro Corp	5,443
630	*,e	Flotek Industries, Inc	5,884
1,752		FMC Corp	93,697
12,037		Freeport-McMoRan Copper & Gold, Inc (Class B)	410,101
235		FutureFuel Corp	2,470
1,260	*,e	General Moly, Inc	3,956
403		Georgia Gulf Corp	10,345
553		Glatfelter	9,053
743		Globe Specialty Metals, Inc	9,979
658	*	Gold Reserve, Inc	2,296
351	e	Gold Resource Corp	9,123
922	*,e	Golden Minerals Co	4,158
3,083	*,e	Golden Star Resources Ltd	3,576
2,111	*	Graphic Packaging Holding Co	11,610
475		Greif, Inc (Class A)	19,475
605		H.B. Fuller Co	18,574
107		Hawkins, Inc	4,085
128		Haynes International, Inc	6,520
3,170	*	Headwaters, Inc	16,325
3,881	e	Hecla Mining Co	18,435
716	*	Horsehead Holding Corp	7,131
2,580		Huntsman Corp	33,385
278		Innophos Holdings, Inc	15,696
293	*	Innospec, Inc	8,676
1,000		International Flavors & Fragrances, Inc	54,800
5,517		International Paper Co	159,496
650	*	Intrepid Potash, Inc	14,794
245		Kaiser Aluminum Corp	12,701
460	*	Kapstone Paper and Packaging Corp	7,291
75		KMG Chemicals, Inc	1,446
239		Koppers Holdings, Inc	8,126
396	*	Kraton Polymers LLC	8,676
274	e	Kronos Worldwide, Inc	4,326
230	*	Landec Corp	1,969
1,743	*	Louisiana-Pacific Corp	18,964
229	*	LSB Industries, Inc	7,078
4,087		LyondellBasell Industries AF S.C.A	164,583
572	e	Martin Marietta Materials, Inc	45,085
2,503	*,e	McEwen Mining, Inc	7,534
2,129		MeadWestvaco Corp	61,209

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

135	*	Metals USA Holdings Corp	$2,148
990	*,e	Midway Gold Corp	1,376
246		Minerals Technologies, Inc	15,690
838	*,e	Molycorp, Inc	18,059
6,773		Monsanto Co	560,669
3,764		Mosaic Co	206,117
426		Myers Industries, Inc	7,310
162		Neenah Paper, Inc	4,324
111		NewMarket Corp	24,043
6,228		Newmont Mining Corp	302,120
419		Noranda Aluminium Holding Corp	3,335
3,989		Nucor Corp	151,183
943		Olin Corp	19,699
89		Olympic Steel, Inc	1,461
346	*	OM Group, Inc	6,574
511	*	Omnova Solutions, Inc	3,853
2,097	*	Owens-Illinois, Inc	40,199
1,223		Packaging Corp of America	34,538
1,476	*,e	Paramount Gold and Silver Corp	3,542
1,112		PolyOne Corp	15,212
1,934		PPG Industries, Inc	205,236
3,793		Praxair, Inc	412,413
166		Quaker Chemical Corp	7,671
928		Reliance Steel & Aluminum Co	46,864
771	*	Resolute Forest Products	8,928
843		Rock-Tenn Co (Class A)	45,986
850		Rockwood Holdings, Inc	37,698
776		Royal Gold, Inc	60,838
1,667		RPM International, Inc	45,342
362	*	RTI International Metals, Inc	8,192
246		Schnitzer Steel Industries, Inc (Class A)	6,893
221		Schweitzer-Mauduit International, Inc	15,059
554	e	Scotts Miracle-Gro Co (Class A)	22,780
2,406		Sealed Air Corp	37,149
600		Sensient Technologies Corp	22,038
1,103		Sherwin-Williams Co	145,982
1,590		Sigma-Aldrich Corp	117,549
650		Silgan Holdings, Inc	27,749
1,563		Solutia, Inc	43,842
1,203		Sonoco Products Co	36,270
2,137		Southern Copper Corp (NY)	67,337
370	*	Spartech Corp	1,913
2,782		Steel Dynamics, Inc	32,689
100		Stepan Co	9,418
1,856	*	Stillwater Mining Co	15,850
798	*	SunCoke Energy, Inc	11,691
1,028	*	Tahoe Resources, Inc	14,279
298	e	Texas Industries, Inc	11,625
164	*	Texas Petrochemicals, Inc	6,060
1,028		Titanium Metals Corp	11,627
314		Tredegar Corp	4,572
70	*	UFP Technologies, Inc	1,183
30	*	United States Lime & Minerals, Inc	1,400
1,738	e	United States Steel Corp	35,803
72	*	Universal Stainless & Alloy	2,959
691	*,e	US Antimony Corp	2,792
1,208		Valspar Corp	63,408
851	*,e	Vista Gold Corp	2,476
1,590		Vulcan Materials Co	63,139
786		Walter Energy, Inc	34,710
784		Wausau Paper Corp	7,628
220	e	Westlake Chemical Corp	11,497
735		Worthington Industries, Inc	15,045
949	*	WR Grace & Co	47,877
260		Zep, Inc	3,570

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

350	*,e	Zoltek Cos, Inc	$3,161

		TOTAL MATERIALS	7,496,486

MEDIA - 3.3%
725	*	AMC Networks, Inc	25,774
361		Arbitron, Inc	12,635
60	*	Beasley Broadcasting Group, Inc	353
946		Belo (A.H.) Corp (Class A)	6,092
2,700		Cablevision Systems Corp (Class A)	35,883
223	*	Carmike Cinemas, Inc	3,267
8,233		CBS Corp (Class B)	269,878
463	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	2,352
618	*	Charter Communications, Inc	43,798
1,460		Cinemark Holdings, Inc	33,361
400		Clear Channel Outdoor Holdings, Inc (Class A)	2,408
34,103		Comcast Corp (Class A)	1,090,273
200	*,e	Crown Media Holdings, Inc (Class A)	350
693	*	Cumulus Media, Inc (Class A)	2,086
10	*	Daily Journal Corp	858
300	*,e	Digital Generation, Inc	3,711
8,316	*	DIRECTV	405,987
3,238	*	Discovery Communications, Inc (Class A)	174,852
2,532		DISH Network Corp (Class A)	72,289
943	*,e	DreamWorks Animation SKG, Inc (Class A)	17,974
285	*,e	Entercom Communications Corp (Class A)	1,716
599		Entravision Communications Corp (Class A)	725
354	*	EW Scripps Co (Class A)	3,402
52	*	Fisher Communications, Inc	1,555
2,876		Gannett Co, Inc	42,363
137	*	Global Sources Ltd	904
700		Harte-Hanks, Inc	6,398
5,693		Interpublic Group of Cos, Inc	61,769
596		John Wiley & Sons, Inc (Class A)	29,198
474	*	Journal Communications, Inc (Class A)	2,446
284	*	Knology, Inc	5,586
980	*,e	Lamar Advertising Co (Class A)	28,028
3,377	*	Liberty Global, Inc (Class A)	167,601
1,378	*	Liberty Interactive LLC	121,140
341	*	Lin TV Corp (Class A)	1,030
1,082	*,e	Lions Gate Entertainment Corp	15,949
1,699	*	Live Nation, Inc	15,597
715	*	Madison Square Garden, Inc	26,770
239	e	Martha Stewart Living Omnimedia, Inc (Class A)	813
732	*,e	McClatchy Co (Class A)	1,610
3,553		McGraw-Hill Cos, Inc	159,885
317	e	MDC Partners, Inc	3,595
426	e	Meredith Corp	13,606
303		Morningstar, Inc	17,526
760		National CineMedia, Inc	11,529
1,565	*	New York Times Co (Class A)	12,207
26,603		News Corp (Class A)	592,981
760	*	Nexstar Broadcasting Group, Inc (Class A)	5,122
3,494		Omnicom Group, Inc	169,808
183		Outdoor Channel Holdings, Inc	1,338
1,297	*,e	Pandora Media, Inc	14,098
120	*	ReachLocal, Inc	1,320
210	*	Reading International, Inc	1,136
1,035	e	Regal Entertainment Group (Class A)	14,242
114	*	Rentrak Corp	2,354
40	*	Saga Communications, Inc	1,484
130		Salem Communications	711
365		Scholastic Corp	10,278
1,131		Scripps Networks Interactive (Class A)	64,309
540		Sinclair Broadcast Group, Inc (Class A)	4,892
49,878	*	Sirius XM Radio, Inc	92,274

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,730		Thomson Corp	$134,568
3,969		Time Warner Cable, Inc	325,855
12,191		Time Warner, Inc	469,353
601	*,e	Valassis Communications, Inc	13,072
6,726		Viacom, Inc (Class B)	316,257
3,576	e	Virgin Media, Inc	87,219
22,699		Walt Disney Co	1,100,901
54	e	Washington Post Co (Class B)	20,186
251	e	World Wrestling Entertainment, Inc (Class A)	1,963

		TOTAL MEDIA	6,402,850

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
19,717		Abbott Laboratories	1,271,155
488	*,e	Achillion Pharmaceuticals, Inc	3,026
457	*	Acorda Therapeutics, Inc	10,767
275	*	Aegerion Pharmaceuticals, Inc	4,081
676	*	Affymax, Inc	8,707
766	*	Affymetrix, Inc	3,593
290	*	Agenus, Inc	1,520
4,413		Agilent Technologies, Inc	173,166
973	*	Akorn, Inc	15,344
2,439	*	Alexion Pharmaceuticals, Inc	242,193
1,556	*	Alkermes PLC	26,405
3,873		Allergan, Inc	358,524
955	*	Allos Therapeutics, Inc	1,709
434	*,e	Alnylam Pharmaceuticals, Inc	5,065
252	*	AMAG Pharmaceuticals, Inc	3,881
9,876		Amgen, Inc	721,343
380	*,e	Amicus Therapeutics, Inc	2,090
250	*,e	Ampio Pharmaceuticals, Inc	1,270
2,069	*	Amylin Pharmaceuticals, Inc	58,408
2,512	*,e	Arena Pharmaceuticals, Inc	25,070
2,013	*	Ariad Pharmaceuticals, Inc	34,644
744	*	Arqule, Inc	4,412
600	*	Array Biopharma, Inc	2,082
703	*	Astex Pharmaceuticals	1,469
567	*	Auxilium Pharmaceuticals, Inc	15,247
1,563	*,e	AVANIR Pharmaceuticals, Inc	6,127
489	*,e	AVEO Pharmaceuticals, Inc	5,946
572	*,e	BioCryst Pharmaceuticals, Inc	2,277
270	*,e	BioDelivery Sciences International, Inc	1,210
3,045	*	Biogen Idec, Inc	439,637
1,550	*	BioMarin Pharmaceuticals, Inc	61,349
247	*	Bio-Rad Laboratories, Inc (Class A)	24,703
45	*	Biospecifics Technologies Corp	845
252	*,e	Biotime, Inc	1,159
21,449		Bristol-Myers Squibb Co	771,092
1,180	*	Bruker BioSciences Corp	15,706
480	*,e	Cadence Pharmaceuticals, Inc	1,714
206	*	Cambrex Corp	1,938
5,611	*	Celgene Corp	360,002
758	*,e	Celldex Therapeutics, Inc	3,934
835	*	Cepheid, Inc	37,366
716	*	Charles River Laboratories International, Inc	23,456
250	*	Clovis Oncology, Inc	5,420
313	*,e	Codexis, Inc	1,171
492	*,e	Corcept Therapeutics, Inc	2,209
170	*	Coronado Biosciences, Inc	858
706	*	Covance, Inc	33,782
805	*	Cubist Pharmaceuticals, Inc	30,517
150	*,e	Cumberland Pharmaceuticals, Inc	969
754	*,e	Curis, Inc	4,072
335	*,e	Cytori Therapeutics, Inc	904
2,347	*,e	Dendreon Corp	17,368
567	*	Depomed, Inc	3,226

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

550	*	Discovery Laboratories, Inc	$1,276
300	*	Dusa Pharmaceuticals, Inc	1,566
1,197	*	Dyax Corp	2,550
3,618	*,e	Dynavax Technologies Corp	15,630
13,023		Eli Lilly & Co	558,817
220	*	Emergent Biosolutions, Inc	3,333
1,490	*	Endo Pharmaceuticals Holdings, Inc	46,160
379	*,e	Endocyte, Inc	3,115
551	*,e	Enzon Pharmaceuticals, Inc	3,785
723	*	eResearch Technology, Inc	5,777
718	*	Exact Sciences Corp	7,697
2,025	*,e	Exelixis, Inc	11,198
259	*	Fluidigm Corp	3,895
3,567	*	Forest Laboratories, Inc	124,809
104	*	Furiex Pharmaceuticals Inc	2,179
270	*	Genomic Health, Inc	9,018
1,585	*,e	Geron Corp	2,726
9,629	*	Gilead Sciences, Inc	493,775
1,148	*,e	Halozyme Therapeutics, Inc	10,171
290	*	Harvard Bioscience, Inc	1,093
118	*	Hi-Tech Pharmacal Co, Inc	3,823
2,098	*	Hospira, Inc	73,388
2,356	*,e	Human Genome Sciences, Inc	30,934
931	*,e	Idenix Pharmaceuticals, Inc	9,589
1,556	*,e	Illumina, Inc	62,847
510	*	ImmunoCellular Therapeutics Ltd	1,912
977	*,e	Immunogen, Inc	16,394
1,809	*,e	Immunomedics, Inc	6,458
854	*	Impax Laboratories, Inc	17,311
1,220	*,e	Incyte Corp	27,694
224	*,e	Infinity Pharmaceuticals, Inc	3,037
825	*	InterMune, Inc	9,859
956	*	Ironwood Pharmaceuticals, Inc	13,174
1,170	*,e	Isis Pharmaceuticals, Inc	14,040
526	*	Jazz Pharmaceuticals plc	23,675
34,874		Johnson & Johnson	2,356,087
618	*,e	Keryx Biopharmaceuticals, Inc	1,112
2,404	*	Lexicon Pharmaceuticals, Inc	5,409
2,313	*	Life Technologies Corp	104,062
230	*	Ligand Pharmaceuticals, Inc (Class B)	3,896
588	*	Luminex Corp	14,400
641	*,e	MannKind Corp	1,468
269	*,e	MAP Pharmaceuticals, Inc	4,030
317		Maxygen, Inc	1,889
897	*	Medicines Co	20,577
767		Medicis Pharmaceutical Corp (Class A)	26,193
459	*	Medivation, Inc	41,953
90		Medtox Scientific, Inc	2,426
38,624		Merck & Co, Inc	1,612,552
190	*,e	Merrimack Pharmaceuticals, Inc	1,383
437	*	Mettler-Toledo International, Inc	68,106
571	*	Momenta Pharmaceuticals, Inc	7,720
5,458	*	Mylan Laboratories, Inc	116,637
1,132	*	Myriad Genetics, Inc	26,908
1,670	*,e	Nektar Therapeutics	13,477
851	*	Neurocrine Biosciences, Inc	6,731
164	*,e	NewLink Genetics Corp	2,457
765	*,e	Novavax, Inc	1,193
1,652	*	NPS Pharmaceuticals, Inc	14,224
203	*	Obagi Medical Products, Inc	3,100
291	*	Omeros Corp	2,910
120	*,e	OncoGenex Pharmaceutical, Inc	1,613
517	*,e	Oncothyreon, Inc	2,419
797	*	Onyx Pharmaceuticals, Inc	52,961
2,882	*,e	Opko Health, Inc	13,257

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

571	*,e	Optimer Pharmaceuticals, Inc	$8,862
781	*	Orexigen Therapeutics, Inc	4,327
170	*,e	Osiris Therapeutics, Inc	1,865
424	*,e	Pacific Biosciences of California, Inc	920
239	*	Pacira Pharmaceuticals, Inc	3,834
300		Pain Therapeutics, Inc	1,407
424	*	Par Pharmaceutical Cos, Inc	15,323
762	*	Parexel International Corp	21,511
1,837		PDL BioPharma, Inc	12,179
1,408		PerkinElmer, Inc	36,326
1,117		Perrigo Co	131,728
95,090		Pfizer, Inc	2,187,070
688	*,e	Pharmacyclics, Inc	37,572
322	*	Pozen, Inc	2,009
300	*	Progenics Pharmaceuticals, Inc	2,934
2,905	*,e	Qiagen N.V. (NASDAQ)	48,514
698	*,e	Questcor Pharmaceuticals, Inc	37,161
401	*,e	Raptor Pharmaceutical Corp	2,242
981	*	Regeneron Pharmaceuticals, Inc	112,050
390	*	Repligen Corp	1,677
190	*,e	Repros Therapeutics, Inc	1,725
854	*	Rigel Pharmaceuticals, Inc	7,942
85	*,e	Sagent Pharmaceuticals	1,537
722	*	Salix Pharmaceuticals Ltd	39,306
410	*,e	Sangamo Biosciences, Inc	2,263
630	*	Santarus, Inc	4,467
716	*,e	Sciclone Pharmaceuticals, Inc	5,019
1,200	*,e	Seattle Genetics, Inc	30,468
1,228	*,e	Sequenom, Inc	4,986
310	*,e	SIGA Technologies, Inc	890
823	*	Spectrum Pharmaceuticals, Inc	12,806
40	*,e	Supernus Pharmaceuticals, Inc	374
116	*	Synageva BioPharma Corp	4,705
524	*	Synergy Pharmaceuticals, Inc	2,489
271	*,e	Synta Pharmaceuticals Corp	1,482
286	*	Targacept, Inc	1,230
580		Techne Corp	43,036
853	*	Theravance, Inc	18,954
4,705		Thermo Electron Corp	244,237
582	*	Threshold Pharmaceuticals, Inc	4,307
686	*	United Therapeutics Corp	33,875
317	*	Vanda Pharmaceuticals, Inc	1,395
160	*,e	Ventrus Biosciences, Inc	683
2,681	*	Vertex Pharmaceuticals, Inc	149,921
423	*	Vical, Inc	1,523
931	*	Viropharma, Inc	22,065
1,259	*,e	Vivus, Inc	35,932
2,109		Warner Chilcott plc	37,793
1,161	*	Waters Corp	92,265
1,573	*	Watson Pharmaceuticals, Inc	116,386
288	*,e	Xenoport, Inc	1,740
852	*,e	XOMA Corp	2,556
599	*,e	ZIOPHARM Oncology, Inc	3,564

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	14,609,415

REAL ESTATE - 3.7%
483		Acadia Realty Trust	11,196
197		AG Mortgage Investment Trust	4,234
79		Agree Realty Corp	1,748
24		Alexander’s, Inc	10,347
789		Alexandria Real Estate Equities, Inc	57,376
5,849		AMB Property Corp	194,362
393		American Assets Trust,Inc	9,530
937		American Campus Communities, Inc	42,146
3,568		American Capital Agency Corp	119,920

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

459		American Capital Mortgage, Inc	$10,961
2,014	*	American Realty Capital Trust, Inc	21,993
5,033		American Tower Corp	351,857
12,424		Annaly Capital Management, Inc	208,475
1,733		Anworth Mortgage Asset Corp	12,218
1,694		Apartment Investment & Management Co (Class A)	45,789
131		Apollo Commercial Real Estate Finance, Inc	2,105
100		Ares Commercial Real Estate Corp	1,748
2,257	*	ARMOUR Residential REIT, Inc	16,047
1,263		Ashford Hospitality Trust, Inc	10,647
672		Associated Estates Realty Corp	10,046
110	*	AV Homes, Inc	1,604
1,169		AvalonBay Communities, Inc	165,390
1,962		BioMed Realty Trust, Inc	36,650
1,903		Boston Properties, Inc	206,228
1,819		Brandywine Realty Trust	22,446
940		BRE Properties, Inc (Class A)	47,019
1,003		Camden Property Trust	67,873
373		Campus Crest Communities, Inc	3,875
1,088		Capital Lease Funding, Inc	4,515
1,194		Capstead Mortgage Corp	16,609
2,043		CBL & Associates Properties, Inc	39,920
4,167	*	CBRE Group, Inc	68,172
1,018		Cedar Shopping Centers, Inc	5,141
105		Chatham Lodging Trust	1,499
462		Chesapeake Lodging Trust	7,956
13,015		Chimera Investment Corp	30,715
1,235		Colonial Properties Trust	27,343
666		Colony Financial, Inc	11,522
59		Consolidated-Tomoka Land Co	1,698
238		Coresite Realty	6,145
851		Corporate Office Properties Trust	20,007
1,084		Cousins Properties, Inc	8,401
715		CreXus Investment Corp	7,272
1,560		CubeSmart	18,205
1,504		CYS Investments, Inc	20,710
3,066		DCT Industrial Trust, Inc	19,316
2,914		DDR Corp	42,661
2,598		DiamondRock Hospitality Co	26,500
1,279		Digital Realty Trust, Inc	96,015
1,771		Douglas Emmett, Inc	40,910
3,378		Duke Realty Corp	49,454
734		DuPont Fabros Technology, Inc	20,963
1,055		Dynex Capital, Inc	10,951
361		EastGroup Properties, Inc	19,241
1,317		Education Realty Trust, Inc	14,592
580		Entertainment Properties Trust	23,844
524		Equity Lifestyle Properties, Inc	36,140
693		Equity One, Inc	14,692
3,818		Equity Residential	238,090
447		Essex Property Trust, Inc	68,802
424		Excel Trust, Inc	5,071
1,320		Extra Space Storage, Inc	40,392
812		Federal Realty Investment Trust	84,521
2,088	*	FelCor Lodging Trust, Inc	9,814
1,135	*	First Industrial Realty Trust, Inc	14,324
627		First Potomac Realty Trust	7,380
1,703	*	Forest City Enterprises, Inc (Class A)	24,864
498	*	Forestar Real Estate Group, Inc	6,379
839		Franklin Street Properties Corp	8,877
6,700		General Growth Properties, Inc	121,203
404		Getty Realty Corp	7,737
579		Gladstone Commercial Corp	9,646
1,772		Glimcher Realty Trust	18,110
625		Government Properties Income Trust	14,137

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

580	*	Gramercy Capital Corp	$1,450
20	*	Gyrodyne Co of America, Inc	2,286
1,245		Hatteras Financial Corp	35,607
5,090		HCP, Inc	224,724
2,714		Health Care REIT, Inc	158,226
993		Healthcare Realty Trust, Inc	23,673
3,082		Hersha Hospitality Trust	16,273
939		Highwoods Properties, Inc	31,597
606		Home Properties, Inc	37,184
1,572		Hospitality Properties Trust	38,938
9,134		Host Marriott Corp	144,500
348	*	Howard Hughes Corp	21,451
1,208		HRPT Properties Trust	23,097
467		Hudson Pacific Properties	8,130
843		Inland Real Estate Corp	7,064
1,511		Invesco Mortgage Capital, Inc	27,712
895		Investors Real Estate Trust	7,071
1,264	*	iStar Financial, Inc	8,153
533		Jones Lang LaSalle, Inc	37,507
449	e	Kennedy-Wilson Holdings, Inc	6,290
869		Kilroy Realty Corp	42,068
5,170		Kimco Realty Corp	98,385
715		Kite Realty Group Trust	3,568
1,327		LaSalle Hotel Properties	38,669
2,104		Lexington Corporate Properties Trust	17,821
1,338		Liberty Property Trust	49,292
376		LTC Properties, Inc	13,641
1,684		Macerich Co	99,440
1,118		Mack-Cali Realty Corp	32,500
1,859		Medical Properties Trust, Inc	17,884
4,747		MFA Mortgage Investments, Inc	37,454
521		Mid-America Apartment Communities, Inc	35,553
220		Mission West Properties, Inc	1,896
516		Monmouth Real Estate Investment Corp (Class A)	6,048
478		National Health Investors, Inc	24,340
1,356		National Retail Properties, Inc	38,361
220		New York Mortgage Trust, Inc	1,553
2,419		NorthStar Realty Finance Corp	12,627
499		NRDC Acquisition Corp	6,018
1,261		Omega Healthcare Investors, Inc	28,373
498		One Liberty Properties, Inc	9,377
259		Parkway Properties, Inc	2,963
650		Pebblebrook Hotel Trust	15,152
759		Pennsylvania Real Estate Investment Trust	11,370
525		Pennymac Mortgage Investment Trust	10,358
2,149		Piedmont Office Realty Trust, Inc	36,984
2,049		Plum Creek Timber Co, Inc	81,345
688		Post Properties, Inc	33,678
481		Potlatch Corp	15,363
235		PS Business Parks, Inc	15,914
1,793		Public Storage, Inc	258,927
1,095		RAIT Investment Trust	5,059
459		Ramco-Gershenson Properties	5,770
1,593		Rayonier, Inc	71,526
1,684		Realty Income Corp	70,341
936		Redwood Trust, Inc	11,681
1,142		Regency Centers Corp	54,325
897		Resource Capital Corp	4,781
1,081		Retail Properties of America, Inc	10,507
1,353		RLJ Lodging Trust	24,530
262	*	Rouse Properties, Inc	3,550
539		Sabra Healthcare REIT, Inc	9,222
133		Saul Centers, Inc	5,702
114	*	Select Income REIT	2,709
2,067		Senior Housing Properties Trust	46,135

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,728		Simon Property Group, Inc	$580,300
1,116		SL Green Realty Corp	89,548
367		Sovran Self Storage, Inc	18,383
810	*,e	St. Joe Co	12,806
204		STAG Industrial, Inc	2,974
1,474		Starwood Property Trust, Inc	31,411
3,163	*	Strategic Hotels & Resorts, Inc	20,433
346		Summit Hotel Properties, Inc	2,896
337		Sun Communities, Inc	14,909
1,531	*	Sunstone Hotel Investors, Inc	16,826
1,174		Tanger Factory Outlet Centers, Inc	37,627
746		Taubman Centers, Inc	57,561
156	*	Tejon Ranch Co	4,465
108		Terreno Realty Corp	1,632
406		Thomas Properties Group, Inc	2,209
2,667		Two Harbors Investment Corp	27,630
3,138		UDR, Inc	81,086
120		UMH Properties, Inc	1,288
200		Universal Health Realty Income Trust	8,306
213		Urstadt Biddle Properties, Inc (Class A)	4,211
3,669		Ventas, Inc	231,587
2,341		Vornado Realty Trust	196,597
820		Washington Real Estate Investment Trust	23,329
1,502		Weingarten Realty Investors	39,563
99	*	Western Asset Mortgage Capital Corp	1,930
6,824		Weyerhaeuser Co	152,585
550		Whitestone REIT	7,596
242		Winthrop Realty Trust	2,943

		TOTAL REAL ESTATE	7,040,610

RETAILING - 4.1%
3,078	*	1-800-FLOWERS.COM, Inc (Class A)	10,742
998		Aaron’s, Inc	28,253
1,092		Abercrombie & Fitch Co (Class A)	37,281
934		Advance Auto Parts, Inc	63,717
1,127	*	Aeropostale, Inc	20,094
4,601	*	Amazon.com, Inc	1,050,638
2,498		American Eagle Outfitters, Inc	49,286
122	*	America’s Car-Mart, Inc	4,740
671	*	Ann Taylor Stores Corp	17,104
359	*	Asbury Automotive Group, Inc	8,505
200	*	Audiovox Corp (Class A)	1,864
508	*,e	Autonation, Inc	17,922
439	*	Autozone, Inc	161,188
477	*,e	Barnes & Noble, Inc	7,851
380		Bebe Stores, Inc	2,231
2,952	*	Bed Bath & Beyond, Inc	182,434
3,415		Best Buy Co, Inc	71,578
334		Big 5 Sporting Goods Corp	2,525
884	*	Big Lots, Inc	36,058
158	*,e	Blue Nile, Inc	4,694
142	*,e	Body Central Corp	1,278
142	e	Bon-Ton Stores, Inc	1,109
482		Brown Shoe Co, Inc	6,223
310	e	Buckle, Inc	12,267
535	*	Cabela’s, Inc	20,228
60	*,e	CafePress, Inc	893
2,896	*	Carmax, Inc	75,122
514	*	Casual Male Retail Group, Inc	1,866
525		Cato Corp (Class A)	15,991
2,122		Chico’s FAS, Inc	31,490
335	*	Children’s Place Retail Stores, Inc	16,693
243	*	Citi Trends, Inc	3,752
922	*	Collective Brands, Inc	19,749
142	*,e	Conn’s, Inc	2,102

TIAA-CREF LIFE FUNDS- Stock Index Fund

SHARES		COMPANY	VALUE

108		Core-Mark Holding Co, Inc	$5,199
118		Destination Maternity Corp	2,549
1,171		Dick’s Sporting Goods, Inc	56,208
374	e	Dillard’s, Inc (Class A)	23,816
2,132	*	Dollar General Corp	115,959
2,944	*	Dollar Tree, Inc	158,387
417		DSW, Inc (Class A)	22,685
1,111		Expedia, Inc	53,406
1,135		Express Parent LLC	20,623
1,227		Family Dollar Stores, Inc	81,571
681		Finish Line, Inc (Class A)	14,240
1,926		Foot Locker, Inc	58,897
443	*,e	Francesca’s Holdings Corp	11,965
480		Fred’s, Inc (Class A)	7,339
1,759	e	GameStop Corp (Class A)	32,295
3,844		Gap, Inc	105,172
311	*	Genesco, Inc	18,707
1,955		Genuine Parts Co	117,788
910		GNC Holdings, Inc	35,672
107	*	Gordmans Stores, Inc	1,766
300		Group 1 Automotive, Inc	13,683
511	*,e	Groupon, Inc	5,432
822	e	Guess?, Inc	24,964
166		Haverty Furniture Cos, Inc	1,854
176	*,e	HHgregg, Inc	1,991
335	*	Hibbett Sports, Inc	19,333
19,436		Home Depot, Inc	1,029,914
405	*,e	HomeAway, Inc	8,805
450		Hot Topic, Inc	4,360
475		HSN, Inc	19,166
2,054	e	JC Penney Co, Inc	47,879
349	*	JOS A Bank Clothiers, Inc	14,819
145	*	Kirkland’s, Inc	1,631
3,089		Kohl’s Corp	140,519
7,348	*	Liberty Media Holding Corp (Interactive A)	130,721
3,064		Limited Brands, Inc	130,312
205		Lithia Motors, Inc (Class A)	4,725
1,872	*	LKQ Corp	62,525
15,225		Lowe’s Companies, Inc	432,999
351	*,e	Lumber Liquidators, Inc	11,860
5,264		Macy’s, Inc	180,818
257	*	MarineMax, Inc	2,444
139	*	Mattress Firm Holding Corp	4,213
593		Men’s Wearhouse, Inc	16,687
361		Monro Muffler, Inc	12,000
716	*,e	NetFlix, Inc	49,025
512	*	New York & Co, Inc	1,782
1,992		Nordstrom, Inc	98,983
414	e	Nutri/System, Inc	4,786
3,305	*	Office Depot, Inc	7,139
1,103	*	OfficeMax, Inc	5,581
482	*	Orbitz Worldwide, Inc	1,759
1,602	*	O’Reilly Automotive, Inc	134,200
176	*,e	Overstock.com, Inc	1,216
500	e	Penske Auto Group, Inc	10,620
614	e	PEP Boys - Manny Moe & Jack	6,079
60	*,e	Perfumania Holdings, Inc	497
278	e	PetMed Express, Inc	3,381
1,378		Petsmart, Inc	93,952
1,228		Pier 1 Imports, Inc	20,176
631	*	Priceline.com, Inc	419,312
1,485	e	RadioShack Corp	5,702
793		Rent-A-Center, Inc	26,756
2,876		Ross Stores, Inc	179,664
180	*,e	Rue21, Inc	4,543

TIAA-CREF LIFE FUNDS- Stock Index Fund

SHARES		COMPANY	VALUE

1,535	*,e	Saks, Inc	$16,348
1,665	*	Sally Beauty Holdings, Inc	42,857
481	*,e	Sears Holdings Corp	28,716
717	*	Select Comfort Corp	15,000
99		Shoe Carnival, Inc	2,127
451	*,e	Shutterfly, Inc	13,841
1,056		Signet Jewelers Ltd	46,475
481	e	Sonic Automotive, Inc (Class A)	6,575
411		Stage Stores, Inc	7,529
8,866		Staples, Inc	115,701
200		Stein Mart, Inc	1,590
151	*	Systemax, Inc	1,785
846	*,e	Talbots, Inc	2,132
8,395		Target Corp	488,505
1,588		Tiffany & Co	84,085
120	*	Tilly’s, Inc	1,926
9,407		TJX Companies, Inc	403,842
898		Tractor Supply Co	74,588
1,132	*	TripAdvisor, Inc	50,589
228	*	Tuesday Morning Corp	978
749		Ulta Salon Cosmetics & Fragrance, Inc	69,942
1,468	*	Urban Outfitters, Inc	40,502
150	*	US Auto Parts Network, Inc	627
280	*,e	Vitacost.com, Inc	1,652
340	*	Vitamin Shoppe, Inc	18,676
178	*	West Marine, Inc	2,091
1,045	*	Wet Seal, Inc (Class A)	3,302
1,141		Williams-Sonoma, Inc	39,901
245	*	Zumiez, Inc	9,702

		TOTAL RETAILING	7,922,103

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
504	*	Advanced Energy Industries, Inc	6,764
8,180	*	Advanced Micro Devices, Inc	46,871
183	*	Alpha & Omega Semiconductor Lt	1,674
4,086		Altera Corp	138,270
1,245	*,e	Amkor Technology, Inc	6,076
891	*	Anadigics, Inc	1,613
3,796		Analog Devices, Inc	142,995
16,283		Applied Materials, Inc	186,603
891	*	Applied Micro Circuits Corp	5,097
5,710	*	Atmel Corp	38,257
395	*	ATMI, Inc	8,125
565	*	AuthenTec, Inc	2,446
3,099		Avago Technologies Ltd	111,254
6,246	*	Axcelis Technologies, Inc	7,495
1,188	*	AXT, Inc	4,693
6,997		Broadcom Corp (Class A)	236,499
831		Brooks Automation, Inc	7,845
285		Cabot Microelectronics Corp	8,325
664	*	Cavium Networks, Inc	18,592
234	*,e	Ceva, Inc	4,121
821	*	Cirrus Logic, Inc	24,531
280		Cohu, Inc	2,845
1,474	*,e	Cree, Inc	37,838
364	*	Cymer, Inc	21,458
2,072		Cypress Semiconductor Corp	27,392
395	*	Diodes, Inc	7,414
289	*	DSP Group, Inc	1,832
1,676	*	Entegris, Inc	14,313
903	*,e	Entropic Communications, Inc	5,093
520	*	Exar Corp	4,243
1,583	*	Fairchild Semiconductor International, Inc	22,320
737	*,e	First Solar, Inc	11,099
593	*	Formfactor, Inc	3,837

TIAA-CREF LIFE FUNDS- Stock Index Fund

SHARES		COMPANY	VALUE

537	*,e	Freescale Semiconductor Holdings Ltd	$5,504
1,943	*,e	FSI International, Inc	6,975
234	*	GSI Technology, Inc	1,109
1,568	*	GT Solar International, Inc	8,279
459	*	Hittite Microwave Corp	23,464
252	*	Inphi Corp	2,389
1,945	*	Integrated Device Technology, Inc	10,931
306	*	Integrated Silicon Solution, Inc	3,088
63,681		Intel Corp	1,697,099
853	*	International Rectifier Corp	17,051
1,619		Intersil Corp (Class A)	17,242
257	*	IXYS Corp	2,871
2,125		Kla-Tencor Corp	104,656
800	*	Kopin Corp	2,752
2,519	*	Lam Research Corp	95,067
1,300	*	Lattice Semiconductor Corp	4,901
2,925		Linear Technology Corp	91,640
7,838	*	LSI Logic Corp	49,928
584	*	LTX-Credence Corp	3,913
80	*	M	1,480
6,576		Marvell Technology Group Ltd	74,177
740	*	Mattson Technology, Inc	1,295
3,678		Maxim Integrated Products, Inc	94,304
87	*	MaxLinear, Inc	432
2,748	*,e	MEMC Electronic Materials, Inc	5,963
797		Micrel, Inc	7,595
2,459	e	Microchip Technology, Inc	81,344
12,574	*	Micron Technology, Inc	79,342
1,063	*	Microsemi Corp	19,655
378	*,e	Mindspeed Technologies, Inc	930
766	*	MIPS Technologies, Inc	5,109
604		MKS Instruments, Inc	17,474
407	*	Monolithic Power Systems, Inc	8,087
316	*	MoSys, Inc	1,024
214	*	Nanometrics, Inc	3,287
55	*,e	NVE Corp	2,956
7,852	*	Nvidia Corp	108,515
721	*	Omnivision Technologies, Inc	9,633
5,763	*	ON Semiconductor Corp	40,917
268	*	PDF Solutions, Inc	2,645
304	*	Pericom Semiconductor Corp	2,736
666	*	Photronics, Inc	4,063
410	*	PLX Technology, Inc	2,603
2,763	*	PMC - Sierra, Inc	16,965
358		Power Integrations, Inc	13,353
490	*,e	QuickLogic Corp	1,230
1,317	*,e	Rambus, Inc	7,560
3,137	*	RF Micro Devices, Inc	13,332
149	*,e	Rubicon Technology, Inc	1,520
351	*	Rudolph Technologies, Inc	3,061
936	*	Semtech Corp	22,764
373	*	Sigma Designs, Inc	2,380
1,131	*	Silicon Image, Inc	4,682
618	*	Silicon Laboratories, Inc	23,422
2,390	*	Skyworks Solutions, Inc	65,414
622	*	Spansion, Inc	6,830
300	*	Standard Microsystems Corp	11,067
345	*,e	STR Holdings, Inc	1,573
1,213	*	SunPower Corp	5,835
100	*	Supertex, Inc	1,885
2,374	*	Teradyne, Inc	33,378
605		Tessera Technologies, Inc	9,299
14,673		Texas Instruments, Inc	420,968
1,986	*	Triquint Semiconductor, Inc	10,923
267	*	Ultra Clean Holdings	1,717

TIAA-CREF LIFE FUNDS- Stock Index Fund

SHARES		COMPANY	VALUE

283	*	Ultratech, Inc	$8,914
512	*,e	Veeco Instruments, Inc	17,592
288	*	Volterra Semiconductor Corp	6,754
3,371		Xilinx, Inc	113,164

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,717,837

SOFTWARE & SERVICES - 9.4%
552	*	Accelrys, Inc	4,466
8,176		Accenture plc	491,296
503	*	ACI Worldwide, Inc	22,238
490	*,e	Active Network, Inc	7,541
5,714		Activision Blizzard, Inc	68,511
620	*	Actuate Corp	4,297
1,008	*	Acxiom Corp	15,231
6,395	*	Adobe Systems, Inc	207,006
374	*	Advent Software, Inc	10,139
2,323	*	Akamai Technologies, Inc	73,755
640	*	Alliance Data Systems Corp	86,400
2,552	*	Amdocs Ltd	75,845
276	*	American Software, Inc (Class A)	2,194
395	*,e	Ancestry.com, Inc	10,874
456	*,e	Angie’s List, Inc	7,223
1,184	*	Ansys, Inc	74,722
1,288	*	AOL, Inc	36,167
1,201	*	Ariba, Inc	53,757
1,185	*	Aspen Technology, Inc	27,433
2,934	*	Autodesk, Inc	102,661
6,341		Automatic Data Processing, Inc	352,940
588	*,e	Bankrate, Inc	10,813
116	*,e	Bazaarvoice, Inc	2,111
538		Blackbaud, Inc	13,810
367	*	Blucora, Inc	4,521
2,153	*	BMC Software, Inc	91,890
294	e	Booz Allen Hamilton Holding Co	4,492
421	*	Bottomline Technologies, Inc	7,599
1,693		Broadridge Financial Solutions, Inc	36,010
281	*,e	BroadSoft, Inc	8,138
4,559		CA, Inc	123,503
372	*,e	CACI International, Inc (Class A)	20,467
3,489	*	Cadence Design Systems, Inc	38,344
370	*,e	Callidus Software, Inc	1,843
531	*	Cardtronics, Inc	16,042
82		Cass Information Systems, Inc	3,300
834	*	Ciber, Inc	3,595
2,423	*	Citrix Systems, Inc	203,387
118	*,m	Clinical Data, Inc	112
3,871	*	Cognizant Technology Solutions Corp (Class A)	232,260
547	*	Commvault Systems, Inc	27,115
1,926		Computer Sciences Corp	47,803
174	*	Computer Task Group, Inc	2,608
2,948	*	Compuware Corp	27,387
399	*	comScore, Inc	6,568
555	*	Concur Technologies, Inc	37,795
342	*,e	Constant Contact, Inc	6,115
1,480		Convergys Corp	21,860
431	*,e	Cornerstone OnDemand, Inc	10,262
323	*	CoStar Group, Inc	26,228
485	*	CSG Systems International, Inc	8,381
485	*	DealerTrack Holdings, Inc	14,603
235	*	Deltek, Inc	2,724
379	*	Demand Media, Inc	4,245
86	*	Demandware, Inc	2,037
606	*	Dice Holdings, Inc	5,690
453	*	Digital River, Inc	7,529
85		DMRC Corp	2,181

TIAA-CREF LIFE FUNDS- Stock Index Fund

SHARES		COMPANY	VALUE

426		DST Systems, Inc	$23,136
1,405		Earthlink, Inc	10,453
394	*	EasyLink Services International Corp	2,853
14,729	*	eBay, Inc	618,765
322	e	Ebix, Inc	6,424
4,129	*	Electronic Arts, Inc	50,993
280	*	Ellie Mae, Inc	5,040
269	*	Envestnet, Inc	3,228
100	*	Envivio, Inc	641
405		EPIQ Systems, Inc	4,961
583	*	Equinix, Inc	102,404
589	*	Euronet Worldwide, Inc	10,084
122	*	ExactTarget, Inc	2,667
250	*	ExlService Holdings, Inc	6,160
5,350	*,e	Facebook, Inc	166,492
586		Factset Research Systems, Inc	54,463
602		Fair Isaac Corp	25,453
313	*	FalconStor Software, Inc	817
3,212		Fidelity National Information Services, Inc	109,465
1,356	*	First American Corp	24,828
1,765	*	Fiserv, Inc	127,468
617	*	FleetCor Technologies, Inc	21,620
178		Forrester Research, Inc	6,027
1,660	*	Fortinet, Inc	38,545
1,208	*	Gartner, Inc	52,004
1,564	*	Genpact Ltd	26,009
299	*,e,m	Gerber Scientific, Inc	0
824	*	Global Cash Access, Inc	5,941
998		Global Payments, Inc	43,144
531	*,e	Glu Mobile, Inc	2,947
3,286	*	Google, Inc (Class A)	1,906,110
200	*,e	Guidewire Software, Inc	5,624
476	*	Hackett Group, Inc	2,651
451		Heartland Payment Systems, Inc	13,566
384	*,e	Higher One Holdings, Inc	4,692
1,091		IAC/InterActiveCorp	49,750
384	*	iGate Corp	6,536
160	*,e	Imperva, Inc	4,611
99	*	Infoblox, Inc	2,270
1,333	*	Informatica Corp	56,466
279	*	Innodata Isogen, Inc	1,908
144	*	Interactive Intelligence, Inc	4,062
538	*	Internap Network Services Corp	3,502
13,842		International Business Machines Corp	2,707,218
3,877		Intuit, Inc	230,100
660	*	Ipass, Inc	1,571
544	e	j2 Global, Inc	14,373
1,107		Jack Henry & Associates, Inc	38,214
480	*	JDA Software Group, Inc	14,251
250	*,e	Jive Software, Inc	5,247
349	*	Kenexa Corp	10,131
168		Keynote Systems, Inc	2,495
444	*,e	KIT Digital, Inc	1,905
298	*	Knot, Inc	2,643
1,154		Lender Processing Services, Inc	29,173
884	*,e	Limelight Networks, Inc	2,590
784	*,e	LinkedIn Corp	83,316
704	*	Lionbridge Technologies	2,218
325	*	Liquidity Services, Inc	16,637
697	*	Liveperson, Inc	13,285
252	*	LogMeIn, Inc	7,691
187	*,e	magicJack VocalTec Ltd	3,553
311	*	Manhattan Associates, Inc	14,216
292	e	Mantech International Corp (Class A)	6,853
206	e	Marchex, Inc (Class B)	744

TIAA-CREF LIFE FUNDS- Stock Index Fund

SHARES		COMPANY	VALUE

280	*	Market Leader, Inc	$1,422
1,371		Mastercard, Inc (Class A)	589,681
130	*	Mattersight Corp	1,037
482		MAXIMUS, Inc	24,944
1,291	*	Mentor Graphics Corp	19,365
1,140	*	Micros Systems, Inc	58,368
95,327		Microsoft Corp	2,916,053
100	*	MicroStrategy, Inc (Class A)	12,986
140	*	Millennial Media, Inc	1,847
529		ModusLink Global Solutions, Inc	1,582
278	*	MoneyGram International, Inc	4,059
443	*	Monotype Imaging Holdings, Inc	7,429
1,517	*	Monster Worldwide, Inc	12,895
696	*	Move, Inc	6,341
467	*	Netscout Systems, Inc	10,083
397	*	NetSuite, Inc	21,744
874	*	NeuStar, Inc (Class A)	29,192
789		NIC, Inc	10,020
3,067	*	Nuance Communications, Inc	73,056
293	*,e	OpenTable, Inc	13,188
155		Opnet Technologies, Inc	4,121
48,849		Oracle Corp	1,450,815
1,520	*	Parametric Technology Corp	31,859
4,119		Paychex, Inc	129,378
162	e	Pegasystems, Inc	5,343
320	*	Perficient, Inc	3,594
170	*	Pervasive Software, Inc	1,273
240	*	PRG-Schultz International, Inc	1,908
831	*	Progress Software Corp	17,343
80	*	Proofpoint, Inc	1,356
283	*	PROS Holdings, Inc	4,760
43	*	QAD, Inc (Class A)	611
1,081	*	QLIK Technologies, Inc	23,912
719	*	Quest Software, Inc	20,024
335	*,e	QuinStreet, Inc	3,102
1,383	*	Rackspace Hosting, Inc	60,769
299		RealNetworks, Inc	2,583
379	*,e	RealPage, Inc	8,778
2,400	*	Red Hat, Inc	135,552
453	*,e	Responsys, Inc	5,490
127	*	Rosetta Stone, Inc	1,758
1,436	*	Rovi Corp	28,174
286	*	Saba Software, Inc	2,654
3,586		SAIC, Inc	43,462
1,740	*	Salesforce.com, Inc	240,572
170	*,e	Sapiens International Corp NV	612
1,557		Sapient Corp	15,679
150	*	Sciquest, Inc	2,694
334	*	Seachange International, Inc	2,749
634	*,e	ServiceSource International LLC	8,781
782	*	SolarWinds, Inc	34,064
1,004		Solera Holdings, Inc	41,957
376	*	Sourcefire, Inc	19,326
150	*,e	Spark Networks, Inc	774
197	*,e,m	Splunk, Inc	5,536
235	*	SPS Commerce, Inc	7,139
132	*	SRS Labs, Inc	1,188
427	*	SS&C Technologies Holdings, Inc	10,675
192		Stamps.com, Inc	4,737
513	*	SupportSoft, Inc	1,636
9,430	*	Symantec Corp	137,772
90	*,e	Synacor, Inc	1,233
328	*	Synchronoss Technologies, Inc	6,058
1,849	*	Synopsys, Inc	54,416
190		Syntel, Inc	11,533

TIAA-CREF LIFE FUNDS- Stock Index Fund

SHARES		COMPANY	VALUE

402	*	TA Indigo Holding Corp	$1,761
925	*	Take-Two Interactive Software, Inc	8,750
383	*	Tangoe, Inc	8,162
132	*	TechTarget, Inc	665
205	*	TeleNav, Inc	1,257
455	*	TeleTech Holdings, Inc	7,280
2,098	*	Teradata Corp	151,077
2,110	*	TIBCO Software, Inc	63,131
1,671	*	TiVo, Inc	13,819
303	*	TNS, Inc	5,436
2,061		Total System Services, Inc	49,320
174	*,e	Travelzoo, Inc	3,953
432	*	Tyler Technologies, Inc	17,431
339	*	Ultimate Software Group, Inc	30,212
586	*	Unisys Corp	11,456
1,056		United Online, Inc	4,456
1,006	*	Unwired Planet, Inc	2,314
1,094	*	Valueclick, Inc	17,931
499	*	Vantiv, Inc	11,622
248	*	Vasco Data Security International	2,029
1,365	*	VeriFone Systems, Inc	45,168
264	*	Verint Systems, Inc	7,791
2,200		VeriSign, Inc	95,854
574	*,e	VirnetX Holding Corp	20,233
156	*	Virtusa Corp	2,083
6,645		Visa, Inc (Class A)	821,521
527	*,e	VistaPrint Ltd	17,022
1,083	*	VMware, Inc (Class A)	98,596
202	*	Vocus, Inc	3,757
807	*,e	WebMD Health Corp (Class A)	16,552
564	*	Websense, Inc	10,564
367	*	Website Pros, Inc	6,723
7,937		Western Union Co	133,659
465	*	Wright Express Corp	28,700
15,470	*	Yahoo!, Inc	244,890
107	*,e	Yelp, Inc	2,432
743	*	Zix Corp	1,932
1,440	*,e	Zynga, Inc	7,834

		TOTAL SOFTWARE & SERVICES	18,031,683

TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
581	*,e	3D Systems Corp	19,835
738	*,e	Acme Packet, Inc	13,764
806		Adtran, Inc	24,333
400	*	Agilysys, Inc	3,468
30	*,e	Ambient Corp	164
2,157		Amphenol Corp (Class A)	118,463
200	*	Anaren, Inc	3,920
356		Anixter International, Inc	18,886
11,874	*	Apple, Inc	6,934,416
1,549	*	Arris Group, Inc	21,547
1,424	*	Arrow Electronics, Inc	46,721
1,423	*,e	Aruba Networks, Inc	21,416
80	*	Audience, Inc	1,542
424	*	Avid Technology, Inc	3,150
1,830	*	Avnet, Inc	56,474
583		AVX Corp	6,232
150		Aware, Inc	967
245	*,e	AX Holding Corp	1,482
258		Badger Meter, Inc	9,688
100		Bel Fuse, Inc (Class B)	1,761
750	*	Benchmark Electronics, Inc	10,463
226		Black Box Corp	6,486
1,360	*,e	Bookham, Inc	4,134
840	*	Brightpoint, Inc	4,544

TIAA-CREF LIFE FUNDS- Stock Index Fund

SHARES		COMPANY	VALUE

5,865	*	Brocade Communications Systems, Inc	$28,914
358	*	CalAmp Corp	2,624
469	*	Calix Networks, Inc	3,855
500	*	Checkpoint Systems, Inc	4,355
1,254	*,e	Ciena Corp	20,528
68,419		Cisco Systems, Inc	1,174,754
542		Cognex Corp	17,154
306	*	Coherent, Inc	13,250
330		Comtech Telecommunications Corp	9,431
2,770	*	Comverse Technology, Inc	16,121
19,277		Corning, Inc	249,252
347	*	Cray, Inc	4,192
409		CTS Corp	3,853
423		Daktronics, Inc	2,923
185	*	Datalink Corp	1,767
18,929	*	Dell, Inc	236,991
772		Diebold, Inc	28,494
400	*	Digi International, Inc	4,096
633	*	Dolby Laboratories, Inc (Class A)	26,143
179	*	DTS, Inc	4,668
330	*	Echelon Corp	1,148
485	*	EchoStar Corp (Class A)	12,814
248		Electro Rent Corp	4,025
300		Electro Scientific Industries, Inc	3,546
630	*	Electronics for Imaging, Inc	10,237
26,666	*	EMC Corp	683,450
1,000	*	Emulex Corp	7,200
1,016	*	Extreme Networks, Inc	3,495
1,009	*	F5 Networks, Inc	100,456
252	*	Fabrinet	3,163
215	*	FARO Technologies, Inc	9,047
451	*	FEI Co	21,576
1,138	*	Finisar Corp	17,024
1,984		Flir Systems, Inc	38,688
859	*,e	Fusion-io, Inc	17,944
228	*	Globecomm Systems, Inc	2,312
327	*	GSI Group, Inc	3,747
1,150	*	Harmonic, Inc	4,899
1,483		Harris Corp	62,064
670	*	Harris Stratex Networks, Inc (Class A)	1,876
25,111		Hewlett-Packard Co	504,982
400	*	Imation Corp	2,364
289	*	Immersion Corp	1,627
1,220	*	Infinera Corp	8,345
2,058	*	Ingram Micro, Inc (Class A)	35,953
655	*	Insight Enterprises, Inc	11,024
564	e	InterDigital, Inc	16,644
745	*	Intermec, Inc	4,619
278	*	Intevac, Inc	2,091
466	*,e	InvenSense, Inc	5,266
407	*,e	IPG Photonics Corp	17,741
477	*	Itron, Inc	19,672
534	*	Ixia	6,419
2,392		Jabil Circuit, Inc	48,629
2,820	*	JDS Uniphase Corp	31,020
6,822	*	Juniper Networks, Inc	111,267
548	*	Kemet Corp	3,294
130	*	Key Tronic Corp	1,071
172	*	KVH Industries, Inc	2,150
210	*	LeCroy Corp	2,995
972		Lexmark International, Inc (Class A)	25,836
261		Littelfuse, Inc	14,848
124		Loral Space & Communications, Inc	8,351
315	*	Maxwell Technologies, Inc	2,066
187	*	Measurement Specialties, Inc	6,079

TIAA-CREF LIFE FUNDS- Stock Index Fund

SHARES		COMPANY	VALUE

375	*	Mercury Computer Systems, Inc	$4,849
30		Mesa Laboratories, Inc	1,395
447		Methode Electronics, Inc	3,804
1,677	e	Molex, Inc	40,147
3,709		Motorola, Inc	178,440
221		MTS Systems Corp	8,520
160	*	Multi-Fineline Electronix, Inc	3,942
1,200		National Instruments Corp	32,232
2,098	*	NCR Corp	47,688
290	*	Neonode, Inc	1,784
4,695	*	NetApp, Inc	149,395
454	*	Netgear, Inc	15,668
407	*	Newport Corp	4,892
630	*,e	OCZ Technology Group, Inc	3,339
252	*	Oplink Communications, Inc	3,410
252	*	OSI Systems, Inc	15,962
232		Park Electrochemical Corp	6,004
935	*,e	Parkervision, Inc	2,225
230		PC-Tel, Inc	1,488
554		Plantronics, Inc	18,504
511	*	Plexus Corp	14,410
2,192	*	Polycom, Inc	23,060
851	*,e	Power-One, Inc	3,847
248	*	Procera Networks, Inc	6,029
1,437	*	QLogic Corp	19,673
21,638		Qualcomm, Inc	1,204,804
4,721	*	Quantum Corp	9,584
301	*,e	Rackable Systems, Inc	1,932
187	*	Radisys Corp	1,174
485	*,e	RealD, Inc	7,256
181		Richardson Electronics Ltd	2,232
1,908	*	Riverbed Technology, Inc	30,814
383	*	Rofin-Sinar Technologies, Inc	7,250
200	*	Rogers Corp	7,922
3,074	*	SanDisk Corp	112,140
958	*	Sanmina-SCI Corp	7,846
321	*	Scansource, Inc	9,835
495	*	ShoreTel, Inc	2,168
3,028	*	Sonus Networks, Inc	6,510
488	*	STEC, Inc	3,806
234	*,e	Stratasys, Inc	11,595
258	*	Super Micro Computer, Inc	4,092
234		Sycamore Networks, Inc	3,398
396	*	Symmetricom, Inc	2,372
424	*,e	Synaptics, Inc	12,139
313	*	SYNNEX Corp	10,795
616	*	Tech Data Corp	29,673
4,811		Tellabs, Inc	16,021
210		Telular Corp	1,940
70		Tessco Technologies, Inc	1,544
1,589	*	Trimble Navigation Ltd	73,110
971	*	TTM Technologies, Inc	9,137
527	*,e	Universal Display Corp	18,940
529	*	Viasat, Inc	19,980
1,895	*	Vishay Intertechnology, Inc	17,870
161	*	Vishay Precision Group, Inc	2,246
662	*	Westell Technologies, Inc	1,576
3,030	*	Western Digital Corp	92,354
17,108		Xerox Corp	134,640
721	*	Zebra Technologies Corp (Class A)	24,773
198	*	Zygo Corp	3,536

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	13,607,996

TELECOMMUNICATION SERVICES - 2.8%
754	*,e	8x8, Inc	3,167

TIAA-CREF LIFE FUNDS- Stock Index Fund

SHARES		COMPANY	VALUE

407		AboveNet, Inc	$34,188
74,453		AT&T, Inc	2,654,994
105		Atlantic Tele-Network, Inc	3,542
201	*,e	Boingo Wireless, Inc	2,336
277	*	Cbeyond Communications, Inc	1,875
7,773		CenturyTel, Inc	306,956
3,005	*	Cincinnati Bell, Inc	11,179
4,469	*,e	Clearwire Corp (Class A)	5,005
706	*	Cogent Communications Group, Inc	13,590
305	e	Consolidated Communications Holdings, Inc	4,514
3,720	*	Crown Castle International Corp	218,215
269	*,e	Fairpoint Communications, Inc	1,654
13,108	e	Frontier Communications Corp	50,204
464	*	General Communication, Inc (Class A)	3,856
126	*,e	Hawaiian Telcom Holdco, Inc	2,458
170		HickoryTech Corp	1,889
164		IDT Corp (Class B)	1,609
380	*	inContact, Inc	1,904
641	*	Iridium Communications, Inc	5,743
710	*,e	Leap Wireless International, Inc	4,565
2,035	*	Level 3 Communications, Inc	45,075
181		Lumos Networks Corp	1,710
3,750	*	MetroPCS Communications, Inc	22,688
391	*	Neutral Tandem, Inc	5,153
2,115	*	NII Holdings, Inc (Class B)	21,637
181		NTELOS Holdings Corp	3,412
430	*	Orbcomm, Inc	1,402
762	*	Premiere Global Services, Inc	6,393
153	e	Primus Telecommunications Group, Inc	2,382
1,524	*	SBA Communications Corp (Class A)	86,944
364		Shenandoah Telecom Co	4,954
38,066	*	Sprint Nextel Corp	124,095
180		SureWest Communications	3,793
1,221		Telephone & Data Systems, Inc	25,995
420	*,e	Towerstream Corp	1,743
1,912	*	tw telecom inc (Class A)	49,062
200	*	US Cellular Corp	7,724
250		USA Mobility, Inc	3,215
36,088		Verizon Communications, Inc	1,603,751
1,236	*	Vonage Holdings Corp	2,484
7,168	e	Windstream Corp	69,243

		TOTAL TELECOMMUNICATION SERVICES	5,426,298

TRANSPORTATION - 1.8%
776	*	Air Transport Services Group, Inc	4,035
905	*	Alaska Air Group, Inc	32,489
519		Alexander & Baldwin Holdings, Inc	27,637
191	*	Allegiant Travel Co	13,309
100		Amerco, Inc	8,997
300		Arkansas Best Corp	3,780
331	*	Atlas Air Worldwide Holdings, Inc	14,402
1,259	*	Avis Budget Group, Inc	19,137
250		Celadon Group, Inc	4,095
2,041		CH Robinson Worldwide, Inc	119,460
711		Con-Way, Inc	25,674
448		Copa Holdings S.A. (Class A)	36,951
13,258		CSX Corp	296,449
10,646	*	Delta Air Lines, Inc	116,574
347	*	Dollar Thrifty Automotive Group, Inc	28,093
134	*	Echo Global Logistics, Inc	2,554
2,624		Expeditors International Washington, Inc	101,680
4,014		FedEx Corp	367,722
548		Forward Air Corp	17,684
344	*,e	Genco Shipping & Trading Ltd	1,049
480	*	Genesee & Wyoming, Inc (Class A)	25,363

TIAA-CREF LIFE FUNDS- Stock Index Fund

SHARES		COMPANY	VALUE

633	*	Hawaiian Holdings, Inc	$4,121
666		Heartland Express, Inc	9,530
3,035	*	Hertz Global Holdings, Inc	38,848
500	*	Hub Group, Inc (Class A)	18,100
64		International Shipholding Corp	1,207
1,134		J.B. Hunt Transport Services, Inc	67,586
2,933	*	JetBlue Airways Corp	15,545
1,405		Kansas City Southern Industries, Inc	97,732
708	*	Kirby Corp	33,333
691		Knight Transportation, Inc	11,049
644		Landstar System, Inc	33,308
384		Marten Transport Ltd	8,164
4,137		Norfolk Southern Corp	296,913
704	*	Old Dominion Freight Line	30,476
443	*	Pacer International, Inc	2,401
96	*	Park-Ohio Holdings Corp	1,827
48	*	Patriot Transportation Holding, Inc	1,129
772	*	Quality Distribution, Inc	8,561
308	*	RailAmerica, Inc	7,454
220	*	Rand Logistics, Inc	1,870
421	*	Republic Airways Holdings, Inc	2,337
125	*	Roadrunner Transportation Services Holdings, Inc	2,111
655		Ryder System, Inc	23,587
133	*	Saia, Inc	2,911
692		Skywest, Inc	4,519
9,836		Southwest Airlines Co	90,688
190	*	Spirit Airlines, Inc	3,697
985	*	Swift Transportation Co, Inc	9,308
4,194	*	UAL Corp	102,040
6,047		Union Pacific Corp	721,468
9,200		United Parcel Service, Inc (Class B)	724,592
68		Universal Truckload Services, Inc	1,029
2,013	*,e	US Airways Group, Inc	26,833
1,203		UTI Worldwide, Inc	17,576
511		Werner Enterprises, Inc	12,208
239	*,e	Wesco Aircraft Holdings, Inc	3,042
220	*	XPO Logistics, Inc	3,696
341	*,e	Zipcar, Inc	4,000

		TOTAL TRANSPORTATION	3,711,930

UTILITIES - 3.7%
8,046	*	AES Corp	103,230
1,470		AGL Resources, Inc	56,962
597		Allete, Inc	24,955
1,411		Alliant Energy Corp	64,299
2,990		Ameren Corp	100,285
310	*,e	American DG Energy, Inc	704
6,169		American Electric Power Co, Inc	246,143
225		American States Water Co	8,906
2,229		American Water Works Co, Inc	76,410
1,767		Aqua America, Inc	44,104
77		Artesian Resources Corp	1,659
1,442	e	Atlantic Power Corp	18,472
1,110		Atmos Energy Corp	38,928
749		Avista Corp	19,998
557		Black Hills Corp	17,919
130	*,e	Cadiz, Inc	937
468		California Water Service Group	8,644
5,138	*	Calpine Corp	84,828
5,394		Centerpoint Energy, Inc	111,494
250		CH Energy Group, Inc	16,422
107		Chesapeake Utilities Corp	4,678
757		Cleco Corp	31,665
3,237		CMS Energy Corp	76,069
98		Connecticut Water Service, Inc	2,840

TIAA-CREF LIFE FUNDS- Stock Index Fund

SHARES		COMPANY	VALUE

3,719		Consolidated Edison, Inc	$231,285
160		Consolidated Water Co, Inc	1,327
90		Delta Natural Gas Co, Inc	1,956
7,199		Dominion Resources, Inc	388,746
2,106		DTE Energy Co	124,949
17,069		Duke Energy Corp	393,611
4,138		Edison International	191,176
600		El Paso Electric Co	19,896
648		Empire District Electric Co	13,673
2,251		Entergy Corp	152,820
10,822		Exelon Corp	407,124
5,213		FirstEnergy Corp	256,427
164		Genie Energy Ltd	1,274
1,857		Great Plains Energy, Inc	39,758
1,196		Hawaiian Electric Industries, Inc	34,110
750		Idacorp, Inc	31,560
972		Integrys Energy Group, Inc	55,278
695		ITC Holdings Corp	47,892
400		Laclede Group, Inc	15,924
2,402		MDU Resources Group, Inc	51,907
419		MGE Energy, Inc	19,819
155		Middlesex Water Co	2,945
960		National Fuel Gas Co	45,101
646		New Jersey Resources Corp	28,172
5,297		NextEra Energy, Inc	364,487
3,472		NiSource, Inc	85,932
3,861		Northeast Utilities	149,845
333		Northwest Natural Gas Co	15,851
435		NorthWestern Corp	15,965
2,998	*	NRG Energy, Inc	52,045
2,932		NV Energy, Inc	51,545
1,291		OGE Energy Corp	66,861
2,664		Oneok, Inc	112,714
240	e	Ormat Technologies, Inc	5,134
540		Otter Tail Corp	12,350
2,810		Pepco Holdings, Inc	54,992
5,405		PG&E Corp	244,684
938		Piedmont Natural Gas Co, Inc	30,194
1,348		Pinnacle West Capital Corp	69,745
1,049		PNM Resources, Inc	20,497
1,142		Portland General Electric Co	30,446
7,253		PPL Corp	201,706
3,757		Progress Energy, Inc	226,059
6,478		Public Service Enterprise Group, Inc	210,535
2,262		Questar Corp	47,185
9,167	*	RRI Energy, Inc	15,676
1,500		SCANA Corp	71,760
3,061		Sempra Energy	210,842
138		SJW Corp	3,313
487		South Jersey Industries, Inc	24,822
10,807		Southern Co	500,364
587		Southwest Gas Corp	25,623
2,675		TECO Energy, Inc	48,310
1,412		UGI Corp	41,555
895		UIL Holdings Corp	32,095
126		Unitil Corp	3,339
511		UNS Energy Corp	19,627
980		Vectren Corp	28,930
1,603		Westar Energy, Inc	48,010
637		WGL Holdings, Inc	25,321
2,979		Wisconsin Energy Corp	117,879
6,137		Xcel Energy, Inc	174,352
142	e	York Water Co	2,540

		TOTAL UTILITIES	7,180,411

TIAA-CREF LIFE FUNDS- Stock Index Fund

SHARES		COMPANY	VALUE

		TOTAL COMMON STOCKS (Cost $166,107,324)	$191,698,860

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
120		Hampton Roads Bankshares, Inc	87
120		Hampton Roads Bankshares, Inc (2nd Entitlements)	0

		TOTAL BANKS	87

ENERGY - 0.0%
178	e,m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

		TOTAL RIGHTS / WARRANTS (Cost $0)	87

SHORT-TERM INVESTMENTS - 2.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
4,563,556	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	4,563,556

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,563,556

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,563,556)	4,563,556

		TOTAL INVESTMENTS - 101.8% (Cost $170,670,880)	196,262,503
		OTHER ASSETS & LIABILITIES, NET - (1.8)%	(3,434,556)

		NET ASSETS - 100.0%	$192,827,947

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,551,522.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1.3%
749	*	American Axle & Manufacturing Holdings, Inc	$7,857
325	*	BorgWarner, Inc	21,317
20,194		Ford Motor Co	193,661
64	*	Fuel Systems Solutions, Inc	1,068
1,866		Harley-Davidson, Inc	85,332
5,972		Johnson Controls, Inc	165,484
292	*	Modine Manufacturing Co	2,024
202		Spartan Motors, Inc	1,059
339		Superior Industries International, Inc	5,549
853	*	Tenneco, Inc	22,877
326	*	WABCO Holdings, Inc	17,255

		TOTAL AUTOMOBILES & COMPONENTS	523,483

BANKS - 3.2%
46		Associated Banc-Corp	607
196		Bank of Hawaii Corp	9,006
8,225		BB&T Corp	253,741
363		CapitalSource, Inc	2,439
38		Capitol Federal Financial	452
72		Centerstate Banks of Florida, Inc	515
513	*	Citizens Republic Bancorp, Inc	8,788
1,303		Comerica, Inc	40,015
22		Community Bank System, Inc	597
69		Cullen/Frost Bankers, Inc	3,967
880		First Horizon National Corp	7,612
34		Home Federal Bancorp, Inc	357
1,717		Hudson City Bancorp, Inc	10,937
1,357		Huntington Bancshares, Inc	8,685
9,626		Keycorp	74,505
1,250		M&T Bank Corp	103,212
161		MainSource Financial Group, Inc	1,905
1,196		New York Community Bancorp, Inc	14,986
145		Old National Bancorp	1,741
18		Peoples Bancorp, Inc	396
189		People’s United Financial, Inc	2,194
4,452		PNC Financial Services Group, Inc	272,062
355		Provident Financial Services, Inc	5,449
220		Radian Group, Inc	724
10,988		Regions Financial Corp	74,169
223	*	SVB Financial Group	13,094
31		TCF Financial Corp	356
10,756		US Bancorp	345,913
107		Webster Financial Corp	2,317
290		Zions Bancorporation	5,633

		TOTAL BANKS	1,266,374

CAPITAL GOODS - 8.1%
3,910		3M Co	350,336
89		A.O. Smith Corp	4,351
103		Actuant Corp (Class A)	2,798
39		Acuity Brands, Inc	1,986
19	*	American Superconductor Corp	89
3,457		Ametek, Inc	172,539
100		Apogee Enterprises, Inc	1,607
17		Applied Industrial Technologies, Inc	627
400	*	ArvinMeritor, Inc	2,088
90	*	Astec Industries, Inc	2,761

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

963		Barnes Group, Inc	$23,391
200		Briggs & Stratton Corp	3,498
515	*	Builders FirstSource, Inc	2,441
33	*	Chart Industries, Inc	2,269
12		Clarcor, Inc	578
81	*	Colfax Corp	2,233
403		Cooper Industries plc	27,477
1,664		Cummins, Inc	161,258
4,977		Danaher Corp	259,202
2,940		Deere & Co	237,758
531		Dover Corp	28,467
2,383		Eaton Corp	94,438
5,628		Emerson Electric Co	262,152
1,133		Fastenal Co	45,671
312	*	FuelCell Energy, Inc	315
17		Gardner Denver, Inc	899
350	*	Gibraltar Industries, Inc	3,633
548		Graco, Inc	25,252
377	*	GrafTech International Ltd	3,638
117	*	Hexcel Corp	3,017
4,428		Illinois Tool Works, Inc	234,197
1,052		Ingersoll-Rand plc	44,373
55		Insteel Industries, Inc	614
80	*	Layne Christensen Co	1,655
301		LB Foster Co (Class A)	8,612
176		Lincoln Electric Holdings, Inc	7,707
3,652		Masco Corp	50,653
59		MSC Industrial Direct Co (Class A)	3,868
905	*	NCI Building Systems, Inc	9,801
1,172		Nordson Corp	60,112
1,302	*	Owens Corning, Inc	37,159
2,247		Paccar, Inc	88,060
380		Pall Corp	20,828
274		Parker Hannifin Corp	21,065
245		Pentair, Inc	9,379
342	*	Polypore International, Inc	13,813
1,507		Precision Castparts Corp	247,886
240		Quanex Building Products Corp	4,291
937	*	Quanta Services, Inc	22,554
741		Rockwell Automation, Inc	48,950
337		Rockwell Collins, Inc	16,631
400		Roper Industries, Inc	39,432
15		Simpson Manufacturing Co, Inc	443
147		Snap-On, Inc	9,151
1,656	*	Spirit Aerosystems Holdings, Inc (Class A)	39,463
832		Tennant Co	33,238
143		Timken Co	6,548
3,655		Tyco International Ltd	193,167
306	*	United Rentals, Inc	10,416
383	*	USG Corp	7,296
23		Valmont Industries, Inc	2,782
962		W.W. Grainger, Inc	183,973
8		Watsco, Inc	590
215	*	WESCO International, Inc	12,373
348		Westinghouse Air Brake Technologies Corp	27,147
86		Xylem, Inc	2,165

		TOTAL CAPITAL GOODS	3,247,161

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
1,554	*	ACCO Brands Corp	16,068
1,453		Avery Dennison Corp	39,725
42		Corporate Executive Board Co	1,717
160		Deluxe Corp	3,990
650		Dun & Bradstreet Corp	46,261
176		Equifax, Inc	8,202

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

68		Herman Miller, Inc	$1,259
168		HNI Corp	4,326
73	*	IHS, Inc (Class A)	7,864
885		Iron Mountain, Inc	29,170
238		Manpower, Inc	8,723
266		Pitney Bowes, Inc	3,982
1,278		Robert Half International, Inc	36,512
318	*	Tetra Tech, Inc	8,294
1,392		Waste Management, Inc	46,493

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	262,586

CONSUMER DURABLES & APPAREL - 1.1%
200		Callaway Golf Co	1,182
91	*	Carter’s, Inc	4,787
5		Columbia Sportswear Co	268
14	*	Deckers Outdoor Corp	616
13		Hasbro, Inc	440
16	*	Iconix Brand Group, Inc	280
4,163		Mattel, Inc	135,048
76	*	Mohawk Industries, Inc	5,307
200		Movado Group, Inc	5,004
2,490		Nike, Inc (Class B)	218,572
152		Oxford Industries, Inc	6,794
217		Ryland Group, Inc	5,551
71	*	Tempur-Pedic International, Inc	1,661
7		True Religion Apparel, Inc	203
128		Tupperware Corp	7,009
101	*	Under Armour, Inc (Class A)	9,542
310		VF Corp	41,370
7	*	Warnaco Group, Inc	298

		TOTAL CONSUMER DURABLES & APPAREL	443,932

CONSUMER SERVICES - 2.5%
288	*	AFC Enterprises	6,664
55		Bob Evans Farms, Inc	2,211
200		Brinker International, Inc	6,374
61	*	Chipotle Mexican Grill, Inc (Class A)	23,177
816		Choice Hotels International, Inc	32,583
69	*	Coinstar, Inc	4,738
695		Darden Restaurants, Inc	35,188
13	*	DineEquity, Inc	580
128		Domino’s Pizza, Inc	3,956
60		Dunkin Brands Group, Inc	2,060
646	*	Gaylord Entertainment Co	24,910
2,911		Marriott International, Inc (Class A)	114,111
4,695		McDonald’s Corp	415,648
29	*	Panera Bread Co (Class A)	4,044
266		Royal Caribbean Cruises Ltd	6,924
177	*	Sonic Corp	1,774
5,443		Starbucks Corp	290,221
1,068		Starwood Hotels & Resorts Worldwide, Inc	56,647
6		Vail Resorts, Inc	301

		TOTAL CONSUMER SERVICES	1,032,111

DIVERSIFIED FINANCIALS - 6.3%
2,183	*	American Capital Ltd	21,983
5,922		American Express Co	344,720
1,543		Ameriprise Financial, Inc	80,637
10,701		Bank of New York Mellon Corp	234,887
1,158		BlackRock, Inc	196,651
4,874		Capital One Financial Corp	266,413
11,299		Charles Schwab Corp	146,096
491		CME Group, Inc	131,642
5,399		Discover Financial Services	186,697
144		Eaton Vance Corp	3,881
363		Evercore Partners, Inc (Class A)	8,491

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,926		Franklin Resources, Inc	$213,767
733	*	IntercontinentalExchange, Inc	99,673
3,992		Invesco Ltd	90,219
466		Janus Capital Group, Inc	3,644
566		Legg Mason, Inc	14,925
672		Nasdaq Stock Market, Inc	15,234
1,111	*	NewStar Financial, Inc	14,399
1,881		Northern Trust Corp	86,564
1,978		NYSE Euronext	50,597
176	*	PHH Corp	3,077
3,861		State Street Corp	172,355
2,269		T Rowe Price Group, Inc	142,856
123		Triangle Capital Corp	2,802

		TOTAL DIVERSIFIED FINANCIALS	2,532,210

ENERGY - 8.4%
128		Alon USA Energy, Inc	1,083
2,492		Apache Corp	219,022
1,749	*	ATP Oil & Gas Corp	5,912
108	*	Atwood Oceanics, Inc	4,087
113	*	C&J Energy Services, Inc	2,090
2,135	*	Cameron International Corp	91,186
181		CARBO Ceramics, Inc	13,888
40	*	Carrizo Oil & Gas, Inc	940
1,448	*	Cheniere Energy, Inc	21,344
3,583		Chesapeake Energy Corp	66,644
776		Cimarex Energy Co	42,773
1,962	*	Clean Energy Fuels Corp	30,411
246	*	Comstock Resources, Inc	4,039
232	*	Concho Resources, Inc	19,748
344	*	Contango Oil & Gas Co	20,365
1,156	*	Continental Resources, Inc	77,013
1,646		Crosstex Energy, Inc	23,044
135	*	CVR Energy, Inc	3,588
980	*	CVR Energy, Inc (Contingent value right)	0
112	*	Dawson Geophysical Co	2,668
3,831	*	Denbury Resources, Inc	57,886
3,415	*	Devon Energy Corp	198,036
95	*	Dresser-Rand Group, Inc	4,231
2,575		EOG Resources, Inc	232,033
2,538		Equitable Resources, Inc	136,113
49	*	Exterran Holdings, Inc	625
2,419	*	FMC Technologies, Inc	94,897
512	*	Goodrich Petroleum Corp	7,096
166		Gulf Island Fabrication, Inc	4,683
1,203	*	Hercules Offshore, Inc	4,259
2,896		Hess Corp	125,831
1,199	*	Hornbeck Offshore Services, Inc	46,497
564	*	ION Geophysical Corp	3,717
344	*	Key Energy Services, Inc	2,614
255	*	Kinder Morgan Management LLC	18,722
5,337	*	Kodiak Oil & Gas Corp	43,817
5,925		Marathon Oil Corp	151,502
159	*	Matrix Service Co	1,805
3,775		National Oilwell Varco, Inc	243,261
103	*	Natural Gas Services Group, Inc	1,526
871	*	Newfield Exploration Co	25,529
1,424		Noble Corp	46,323
2,353		Noble Energy, Inc	199,582
230	*	Northern Oil And Gas, Inc	3,666
166	*	Oasis Petroleum, Inc	4,014
307		Oceaneering International, Inc	14,693
227	*	Oil States International, Inc	15,027
33	*	OYO Geospace Corp	2,970
753	*	Parker Drilling Co	3,396

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

259	*	PDC Energy, Inc	$6,351
415	*	Petroquest Energy, Inc	2,075
697	*	Pioneer Drilling Co	5,555
1,595		Pioneer Natural Resources Co	140,695
290	*	Plains Exploration & Production Co	10,202
2,262		Questar Market Resources, Inc	67,792
846	*	Quicksilver Resources, Inc	4,585
1,135		Range Resources Corp	70,222
7,841	*	Rentech, Inc	16,153
233	*	Rex Energy Corp	2,612
5		SEACOR Holdings, Inc	447
2,662	*	Southwestern Energy Co	84,998
7,556		Spectra Energy Corp	219,577
858		St. Mary Land & Exploration Co	42,136
582		Sunoco, Inc	27,645
695	*	Superior Energy Services	14,060
67		Tidewater, Inc	3,106
640	*	Ultra Petroleum Corp	14,765
367	*	Unit Corp	13,539
7,360	*	Weatherford International Ltd	92,957
2,525		Western Refining, Inc	56,232
1,026	*	Whiting Petroleum Corp	42,189
3,496		Williams Cos, Inc	100,754

		TOTAL ENERGY	3,382,843

FOOD & STAPLES RETAILING - 0.9%
11		Casey’s General Stores, Inc	649
8		Harris Teeter Supermarkets, Inc	328
2,965		Kroger Co	68,758
2,516		Safeway, Inc	45,665
128		Spartan Stores, Inc	2,321
6,388		Sysco Corp	190,426
733		Whole Foods Market, Inc	69,870

		TOTAL FOOD & STAPLES RETAILING	378,017

FOOD, BEVERAGE & TOBACCO - 4.5%
125		Bunge Ltd	7,842
2,543		Campbell Soup Co	84,885
1,029		ConAgra Foods, Inc	26,682
151	*	Darling International, Inc	2,490
5,570	*	DE Master Blenders 1753 NV	62,805
240		Dr Pepper Snapple Group, Inc	10,500
6,404		General Mills, Inc	246,810
554	*	Green Mountain Coffee Roasters, Inc	12,066
3,481		H.J. Heinz Co	189,297
45	*	Hain Celestial Group, Inc	2,477
1,114	*	Hillshire Brands Co	32,295
168		Hormel Foods Corp	5,111
312		J.M. Smucker Co	23,562
4,342		Kellogg Co	214,191
9,370		Kraft Foods, Inc (Class A)	361,869
51		Lancaster Colony Corp	3,632
194		McCormick & Co, Inc	11,766
584		Mead Johnson Nutrition Co	47,018
188	*	Monster Beverage Corp	13,385
6,774		PepsiCo, Inc	478,651
82		Tootsie Roll Industries, Inc	1,957

		TOTAL FOOD, BEVERAGE & TOBACCO	1,839,291

HEALTH CARE EQUIPMENT & SERVICES - 3.6%
209	*	Accretive Health, Inc	2,291
3,561		Aetna, Inc	138,060
113	*	Amerigroup Corp	7,448
55	*	Amsurg Corp	1,649
4,955		Baxter International, Inc	263,358
2,535		Becton Dickinson & Co	189,491

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

29	*	Catalyst Health Solutions, Inc	$2,710
432	*	Centene Corp	13,029
41		Chemed Corp	2,478
1,469		Cigna Corp	64,636
121	*	Edwards Lifesciences Corp	12,499
49	*	Gen-Probe, Inc	4,028
85	*	Greatbatch, Inc	1,930
147	*	Henry Schein, Inc	11,538
570		Hill-Rom Holdings, Inc	17,585
84	*	HMS Holdings Corp	2,798
945		Humana, Inc	73,181
337	*	Idexx Laboratories, Inc	32,396
33		Invacare Corp	509
479	*	Inverness Medical Innovations, Inc	9,312
434	*	LifePoint Hospitals, Inc	17,785
80	*	MAKO Surgical Corp	2,049
7,530		Medtronic, Inc	291,637
438	*	Molina Healthcare, Inc	10,275
70	*	MWI Veterinary Supply, Inc	7,194
61		Owens & Minor, Inc	1,868
96	*	Palomar Medical Technologies, Inc	816
674		Patterson Cos, Inc	23,233
307	*	Resmed, Inc	9,578
293		STERIS Corp	9,192
3,463		WellPoint, Inc	220,905

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,445,458

HOUSEHOLD & PERSONAL PRODUCTS - 3.5%
1,491		Avon Products, Inc	24,169
320		Clorox Co	23,187
3,044		Colgate-Palmolive Co	316,880
2,225		Estee Lauder Cos (Class A)	120,417
179		Herbalife Ltd	8,651
3,199		Kimberly-Clark Corp	267,980
350	*	Medifast, Inc	6,888
124		Nu Skin Enterprises, Inc (Class A)	5,816
10,166		Procter & Gamble Co	622,668

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,396,656

INSURANCE - 5.8%
3,485		ACE Ltd	258,343
4,736		Aflac, Inc	201,706
487	*	Arch Capital Group Ltd	19,329
105		Arthur J. Gallagher & Co	3,682
1,032		Aspen Insurance Holdings Ltd	29,825
809		Assurant, Inc	28,186
239		Axis Capital Holdings Ltd	7,779
6,946	*	Berkshire Hathaway, Inc (Class B)	578,810
3,341		Chubb Corp	243,292
3,506		Cincinnati Financial Corp	133,473
429		Endurance Specialty Holdings Ltd	16,439
4,803	*	Genworth Financial, Inc (Class A)	27,185
41	*	Markel Corp	18,110
782		Marsh & McLennan Cos, Inc	25,204
969		Montpelier Re Holdings Ltd	20,630
436	*	National Financial Partners Corp	5,842
107		PartnerRe Ltd	8,097
3,435	*	Phoenix Cos, Inc	6,355
414		Platinum Underwriters Holdings Ltd	15,773
2,822		Principal Financial Group	74,021
7		ProAssurance Corp	624
7,333		Progressive Corp	152,746
300		Protective Life Corp	8,823
4,134		Prudential Financial, Inc	200,210
40		RenaissanceRe Holdings Ltd	3,040

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

8		RLI Corp	$546
18		Selective Insurance Group, Inc	313
36		Stancorp Financial Group, Inc	1,338
3,871		Travelers Cos, Inc	247,125

		TOTAL INSURANCE	2,336,846

MATERIALS - 5.0%
19	*	AEP Industries, Inc	827
2,440		Air Products & Chemicals, Inc	196,981
7,098		Alcoa, Inc	62,108
546		Allegheny Technologies, Inc	17,412
1,222	*	Allied Nevada Gold Corp	34,680
949		AMCOL International Corp	26,866
204		Aptargroup, Inc	10,414
497		Ball Corp	20,402
711		Bemis Co, Inc	22,283
442		Buckeye Technologies, Inc	12,593
64		Carpenter Technology Corp	3,062
350		Celanese Corp (Series A)	12,117
18	*	Clearwater Paper Corp	614
1,669		Cleveland-Cliffs, Inc	82,265
1,372	*	Coeur d’Alene Mines Corp	24,092
1,032		Commercial Metals Co	13,045
110		Compass Minerals International, Inc	8,391
46		Domtar Corp	3,529
287		Eastman Chemical Co	14,456
3,353		Ecolab, Inc	229,781
265	*	Flotek Industries, Inc	2,475
609	*	General Moly, Inc	1,912
682		H.B. Fuller Co	20,937
182		Innophos Holdings, Inc	10,276
72		International Flavors & Fragrances, Inc	3,946
1,828		International Paper Co	52,847
97	*	Landec Corp	830
1,359	*	Louisiana-Pacific Corp	14,786
5,454		LyondellBasell Industries AF S.C.A	219,633
153	*	McEwen Mining, Inc	461
1,688		MeadWestvaco Corp	48,530
196		Minerals Technologies, Inc	12,501
286	*	Molycorp, Inc	6,163
4,198		Nucor Corp	159,104
506	*	Owens-Illinois, Inc	9,700
2,497		Praxair, Inc	271,499
54		Rock-Tenn Co (Class A)	2,946
124		Rockwood Holdings, Inc	5,499
1,141		Royal Gold, Inc	89,454
157		Sealed Air Corp	2,424
241		Sherwin-Williams Co	31,896
1,694		Sigma-Aldrich Corp	125,238
869		Sonoco Products Co	26,200
586	*	Stillwater Mining Co	5,005
231	*	SunCoke Energy, Inc	3,384
572		Titanium Metals Corp	6,469
500		Tredegar Corp	7,280
473		Valspar Corp	24,828
79		Wausau Paper Corp	769
116		Westlake Chemical Corp	6,062
2,370		Worthington Industries, Inc	48,514

		TOTAL MATERIALS	2,017,486

MEDIA - 2.3%
1,465		Cablevision Systems Corp (Class A)	19,470
156		Cinemark Holdings, Inc	3,565
24	*	Digital Generation, Inc	297
3,409	*	Discovery Communications, Inc (Class A)	184,086

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

423	*	Discovery Communications, Inc (Class C)	$21,188
327	*	DreamWorks Animation SKG, Inc (Class A)	6,233
179	*	Fisher Communications, Inc	5,354
83		John Wiley & Sons, Inc (Class A)	4,066
2,109	*	Journal Communications, Inc (Class A)	10,882
2,338	*	Liberty Global, Inc (Class A)	116,035
196	*	Liberty Interactive LLC	17,230
1,806	*	New York Times Co (Class A)	14,087
118		Scripps Networks Interactive (Class A)	6,709
3,296		Time Warner Cable, Inc	270,602
2,377		Time Warner, Inc	91,515
339	*	Valassis Communications, Inc	7,373
2,824		Virgin Media, Inc	68,877
160		Washington Post Co (Class B)	59,811

		TOTAL MEDIA	907,380

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
7,083		Abbott Laboratories	456,641
100	*	Affymetrix, Inc	469
2,954		Agilent Technologies, Inc	115,915
856	*	Akorn, Inc	13,499
514	*	Amylin Pharmaceuticals, Inc	14,510
1,205	*	Ariad Pharmaceuticals, Inc	20,738
101	*	Auxilium Pharmaceuticals, Inc	2,716
1,965	*	Biogen Idec, Inc	283,707
9,755		Bristol-Myers Squibb Co	350,692
259	*	Cambrex Corp	2,437
420	*	Cepheid, Inc	18,795
1,016	*	Endo Pharmaceuticals Holdings, Inc	31,476
300	*	Geron Corp	516
5,960	*	Gilead Sciences, Inc	305,629
406	*	Human Genome Sciences, Inc	5,331
926	*	Incyte Corp	21,020
10,078		Johnson & Johnson	680,870
1,143	*	Life Technologies Corp	51,424
12,745		Merck & Co, Inc	532,104
1,668	*	Nektar Therapeutics	13,461
652	*	Neurocrine Biosciences, Inc	5,157
107	*	Onyx Pharmaceuticals, Inc	7,110
1,489		PDL BioPharma, Inc	9,872
96		PerkinElmer, Inc	2,477
227	*	Progenics Pharmaceuticals, Inc	2,220
659	*	Salix Pharmaceuticals Ltd	35,876
520	*	Sangamo Biosciences, Inc	2,870
1,294	*	SIGA Technologies, Inc	3,714
109	*	Synta Pharmaceuticals Corp	596
70		Techne Corp	5,194
131	*	United Therapeutics Corp	6,469
143	*	Vertex Pharmaceuticals, Inc	7,997
1,988	*	Vivus, Inc	56,737
488	*	Waters Corp	38,781

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,107,020

REAL ESTATE - 4.1%
2,657		AMB Property Corp	88,292
83		American Campus Communities, Inc	3,733
3,952		American Tower Corp	276,284
10,364		Annaly Capital Management, Inc	173,908
941		Boston Properties, Inc	101,976
1,541	*	CBRE Group, Inc	25,211
93		Colonial Properties Trust	2,059
165		Douglas Emmett, Inc	3,811
1,443		Duke Realty Corp	21,126
29		Equity One, Inc	615
136		Federal Realty Investment Trust	14,156

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,363	*	First Industrial Realty Trust, Inc	$29,821
4,199		HCP, Inc	185,386
745		Health Care REIT, Inc	43,434
89		Healthcare Realty Trust, Inc	2,122
5,793		Host Marriott Corp	91,645
15		Jones Lang LaSalle, Inc	1,055
14		Kilroy Realty Corp	678
125		LaSalle Hotel Properties	3,643
325		Liberty Property Trust	11,973
426		Macerich Co	25,155
107		Mid-America Apartment Communities, Inc	7,302
105		Post Properties, Inc	5,140
2,100		RAIT Investment Trust	9,702
78		Regency Centers Corp	3,710
2,143		Simon Property Group, Inc	333,579
917		Ventas, Inc	57,881
1,176		Vornado Realty Trust	98,760
17		Washington Real Estate Investment Trust	484

		TOTAL REAL ESTATE	1,622,641

RETAILING - 4.5%
130		Advance Auto Parts, Inc	8,869
1,002		American Eagle Outfitters, Inc	19,769
253	*	Ann Taylor Stores Corp	6,449
386	*	Autozone, Inc	141,728
149	*	Barnes & Noble, Inc	2,453
1,687	*	Bed Bath & Beyond, Inc	104,257
1,674		Best Buy Co, Inc	35,087
62	*	Cabela’s, Inc	2,344
642	*	Carmax, Inc	16,653
8		Chico’s FAS, Inc	119
163	*	Collective Brands, Inc	3,491
532		Foot Locker, Inc	16,269
6		GameStop Corp (Class A)	110
4,068		Gap, Inc	111,300
45	*	Genesco, Inc	2,707
2,355		Genuine Parts Co	141,889
184		GNC Holdings, Inc	7,213
312		HSN, Inc	12,589
411		JC Penney Co, Inc	9,580
2,105		Kohl’s Corp	95,757
3,852	*	Liberty Media Holding Corp (Interactive A)	68,527
19	*	LKQ Corp	634
8,772		Lowe’s Companies, Inc	249,476
1,601		Macy’s, Inc	54,994
16		Men’s Wearhouse, Inc	450
529		Nordstrom, Inc	26,286
700	*	Office Depot, Inc	1,512
73	*	O’Reilly Automotive, Inc	6,115
309		Petsmart, Inc	21,068
278		Pier 1 Imports, Inc	4,568
200		RadioShack Corp	768
126		Ross Stores, Inc	7,871
184	*	Sally Beauty Holdings, Inc	4,736
114		Signet Jewelers Ltd	5,017
4,706		Staples, Inc	61,413
4,763		Target Corp	277,159
135		Tiffany & Co	7,148
6,543		TJX Companies, Inc	280,891
7		Williams-Sonoma, Inc	245

		TOTAL RETAILING	1,817,511

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
645	*	Advanced Energy Industries, Inc	8,656
8,596	*	Advanced Micro Devices, Inc	49,255

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

981		Analog Devices, Inc	$36,954
16,960		Applied Materials, Inc	194,362
51		Cabot Microelectronics Corp	1,490
125	*	Cirrus Logic, Inc	3,735
174		Cypress Semiconductor Corp	2,300
930	*	Entegris, Inc	7,942
20,054		Intel Corp	534,439
170	*	Lam Research Corp	6,416
499	*	Lattice Semiconductor Corp	1,881
232	*	LTX-Credence Corp	1,554
111		Microchip Technology, Inc	3,672
134		MKS Instruments, Inc	3,877
4,772	*	Nvidia Corp	65,949
146	*	Omnivision Technologies, Inc	1,951
4,262	*	ON Semiconductor Corp	30,260
706	*	RF Micro Devices, Inc	3,000
210	*	Sigma Designs, Inc	1,340
773	*	Skyworks Solutions, Inc	21,157
937	*	SunPower Corp	4,507
315	*	Teradyne, Inc	4,429
9,371		Texas Instruments, Inc	268,854
170	*	Ultratech, Inc	5,355

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,263,335

SOFTWARE & SERVICES - 8.9%
4,757		Accenture plc	285,848
4,164	*	Adobe Systems, Inc	134,789
171	*	AOL, Inc	4,802
1,585	*	Autodesk, Inc	55,459
1,009		Broadridge Financial Solutions, Inc	21,462
3,828		CA, Inc	103,700
191	*	Cadence Design Systems, Inc	2,099
813	*	Citrix Systems, Inc	68,243
3,332	*	Cognizant Technology Solutions Corp (Class A)	199,920
847	*	Compuware Corp	7,869
155		Convergys Corp	2,289
710		Earthlink, Inc	5,282
49		Factset Research Systems, Inc	4,554
239	*	Fortinet, Inc	5,550
104		Global Payments, Inc	4,496
1,011	*	Google, Inc (Class A)	586,451
722	*	Informatica Corp	30,584
3,825		International Business Machines Corp	748,094
3,388		Intuit, Inc	201,078
205	*	Liquidity Services, Inc	10,494
55	*	NetSuite, Inc	3,012
120	*	NeuStar, Inc (Class A)	4,008
1,258		NIC, Inc	15,977
227	*	Nuance Communications, Inc	5,407
49	*	OpenTable, Inc	2,205
16,643		Oracle Corp	494,297
1,486	*	Salesforce.com, Inc	205,454
123	*	SolarWinds, Inc	5,358
7,478	*	Symantec Corp	109,254
340	*	Teradata Corp	24,483
146	*	Ultimate Software Group, Inc	13,012
14,903	*	Yahoo!, Inc	235,914

		TOTAL SOFTWARE & SERVICES	3,601,444

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
536	*	Acme Packet, Inc	9,996
914	*	Aruba Networks, Inc	13,756
97	*	Avid Technology, Inc	721
147	*	Benchmark Electronics, Inc	2,051
553	*	Bookham, Inc	1,681

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

24,833		Cisco Systems, Inc	$426,383
21		Cognex Corp	665
1,633		Corning, Inc	21,115
1,082	*	Cray, Inc	13,070
16,057	*	Dell, Inc	201,034
9	*	DTS, Inc	235
12,862	*	EMC Corp	329,653
810	*	Finisar Corp	12,118
707	*	Flextronics International Ltd	4,383
293	*	Fusion-io, Inc	6,121
11,183		Hewlett-Packard Co	224,890
345	*	Ingram Micro, Inc (Class A)	6,027
169		InterDigital, Inc	4,987
124	*	Intevac, Inc	932
236	*	IPG Photonics Corp	10,287
14	*	Itron, Inc	577
462		Jabil Circuit, Inc	9,393
361		Lexmark International, Inc (Class A)	9,595
24		Molex, Inc	575
3,693		Motorola, Inc	177,670
645	*	Oplink Communications, Inc	8,727
340		Plantronics, Inc	11,356
885	*	Polycom, Inc	9,310
1,566	*	Power-One, Inc	7,078
5,782		Qualcomm, Inc	321,942
6,652	*	Quantum Corp	13,504
1,076	*	Radisys Corp	6,757
406	*	STEC, Inc	3,167
172	*	Super Micro Computer, Inc	2,728
40		Sycamore Networks, Inc	581
141	*	Synaptics, Inc	4,037
26	*	Tech Data Corp	1,252
1,492		Tellabs, Inc	4,968
184	*	TTM Technologies, Inc	1,732
15	*	Universal Display Corp	539
74	*	Vishay Precision Group, Inc	1,032
20,459		Xerox Corp	161,012

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,047,637

TELECOMMUNICATION SERVICES - 1.5%
48		AboveNet, Inc	4,032
6,339		CenturyTel, Inc	250,327
1,541	*	Cincinnati Bell, Inc	5,732
2,286	*	Crown Castle International Corp	134,097
13,018		Frontier Communications Corp	49,859
234	*	Level 3 Communications, Inc	5,183
185	*	SBA Communications Corp (Class A)	10,554
24,815	*	Sprint Nextel Corp	80,897
539	*	tw telecom inc (Class A)	13,831
18	*	US Cellular Corp	695
6,800		Windstream Corp	65,688

		TOTAL TELECOMMUNICATION SERVICES	620,895

TRANSPORTATION - 2.4%
89	*	Alaska Air Group, Inc	3,195
6	*	Allegiant Travel Co	418
195	*	Avis Budget Group, Inc	2,964
352		CH Robinson Worldwide, Inc	20,602
8,453		CSX Corp	189,009
128		Expeditors International Washington, Inc	4,960
34	*	Genesee & Wyoming, Inc (Class A)	1,796
28		Heartland Express, Inc	401
27		International Shipholding Corp	509
61		J.B. Hunt Transport Services, Inc	3,636
8	*	Kirby Corp	377

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,005		Norfolk Southern Corp	$215,669
6		Ryder System, Inc	216
5,316		Southwest Airlines Co	49,014
1,359		Union Pacific Corp	162,142
4,255		United Parcel Service, Inc (Class B)	335,124

		TOTAL TRANSPORTATION	990,032

UTILITIES - 4.8%
1,194		Alliant Energy Corp	54,411
102		American Water Works Co, Inc	3,497
1,264		Atmos Energy Corp	44,329
2,028	*	Calpine Corp	33,482
1,918		Centerpoint Energy, Inc	39,645
167		CH Energy Group, Inc	10,970
3,108		Cleco Corp	130,008
3,449		Consolidated Edison, Inc	214,493
175		DTE Energy Co	10,383
2,625		Idacorp, Inc	110,460
57		Integrys Energy Group, Inc	3,242
87		ITC Holdings Corp	5,995
103		MDU Resources Group, Inc	2,226
500		MGE Energy, Inc	23,650
197		New Jersey Resources Corp	8,591
3,987		NextEra Energy, Inc	274,345
4,938		NiSource, Inc	122,215
2,582		Northeast Utilities	100,207
162		Northwest Natural Gas Co	7,711
3,663		NV Energy, Inc	64,396
1,573		Oneok, Inc	66,554
6,482		Pepco Holdings, Inc	126,853
3,830		PG&E Corp	173,384
1,622		Piedmont Natural Gas Co, Inc	52,212
88		Pinnacle West Capital Corp	4,553
2,006		Sempra Energy	138,173
211		SJW Corp	5,066
560		South Jersey Industries, Inc	28,543
196		TECO Energy, Inc	3,540
77		UGI Corp	2,266
108		Westar Energy, Inc	3,235
524		WGL Holdings, Inc	20,829
327		Wisconsin Energy Corp	12,939
1,364		Xcel Energy, Inc	38,751

		TOTAL UTILITIES	1,941,154

		TOTAL COMMON STOCKS	40,023,503

		(Cost $36,510,020)
		TOTAL INVESTMENTS - 99.3%	40,023,503
		(Cost $36,510,020)
		OTHER ASSETS & LIABILITIES, NET - 0.7%	298,603

		NET ASSETS - 100.0%	$40,322,106

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.1%
DIVERSIFIED CAPITAL MARKETS - 0.5%
34,000	*	HFF, Inc (Class A)	$473,960

		TOTAL DIVERSIFIED CAPITAL MARKETS	473,960

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.1%
15,000		Wharf Holdings Ltd	83,414

		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	83,414

DIVERSIFIED REITS - 4.4%
35,000		iShares Dow Jones US Real Estate Index Fund	2,238,950
40,000		NRDC Acquisition Corp	482,400
16,000		Vornado Realty Trust	1,343,680

		TOTAL DIVERSIFIED REITS	4,065,030

INDUSTRIAL REITS - 3.7%
71,000		AMB Property Corp	2,359,330
17,500		EastGroup Properties, Inc	932,750
100,000	*	Global Logistic Properties	166,476

		TOTAL INDUSTRIAL REITS	3,458,556

MORTGAGE REITS - 0.5%
30,000		Annaly Capital Management, Inc	503,400

		TOTAL MORTGAGE REITS	503,400

OFFICE REITS - 9.6%
41,200	d	Boston Properties, Inc	4,464,844
20,000		Digital Realty Trust, Inc	1,501,400
35,000		Mission West Properties, Inc	301,700
32,500		SL Green Realty Corp	2,607,800

		TOTAL OFFICE REITS	8,875,744

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,g,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE OPERATING COMPANIES - 2.0%
346,649		Thomas Properties Group, Inc	1,885,771

		TOTAL REAL ESTATE OPERATING COMPANIES	1,885,771

RESIDENTIAL REITS - 17.2%
34,000		American Campus Communities, Inc	1,529,320
29,500		AvalonBay Communities, Inc	4,173,660
16,000		Equity Lifestyle Properties, Inc	1,103,520
70,000		Equity Residential	4,365,200
15,000		Home Properties, Inc	920,400
23,000		Post Properties, Inc	1,125,850
105,000		UDR, Inc	2,713,200

		TOTAL RESIDENTIAL REITS	15,931,150

RETAIL REITS - 23.9%
130,000		DDR Corp	1,903,200
28,000		Equity One, Inc	593,600
28,769		Federal Realty Investment Trust	2,994,565
60,000		General Growth Properties, Inc	1,085,400
16,000		Macerich Co	944,800
33,000		Regency Centers Corp	1,569,810
62,000		Simon Property Group, Inc	9,650,920
8,000		Tanger Factory Outlet Centers, Inc	256,400
30,301		Taubman Centers, Inc	2,338,025

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

80,000		Westfield Group			$783,310

		TOTAL RETAIL REIT’S			22,120,030

SPECIALIZED REITS - 33.2%
66,000		American Tower Corp			4,614,060
15,000		Ashford Hospitality Trust, Inc			126,450
50,000		CubeSmart			583,500
70,741		DiamondRock Hospitality Co			721,558
28,000		Entertainment Properties Trust			1,151,080
28,000		Extra Space Storage, Inc			856,800
25,000	*	FelCor Lodging Trust, Inc			117,500
45,000		HCP, Inc			1,986,750
60,000		Health Care REIT, Inc			3,498,000
150,000		Hersha Hospitality Trust			792,000
110,000		Host Marriott Corp			1,740,200
30,000		Plum Creek Timber Co, Inc			1,191,000
7,000		Potlatch Corp			223,580
31,000		Public Storage, Inc			4,476,710
15,000		Rayonier, Inc			673,500
65,000	*	Strategic Hotels & Resorts, Inc			419,900
65,000	*	Sunstone Hotel Investors, Inc			714,350
70,000		Ventas, Inc			4,418,400
100,000		Weyerhaeuser Co			2,236,000

		TOTAL SPECIALIZED REITS			30,541,338

		TOTAL COMMON STOCKS (Cost $73,951,571)			87,938,393

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.2%
GOVERNMENT AGENCY DEBT - 3.2%
$3,000,000		Federal Home Loan Bank (FHLB)	0.001%	07/02/12	3,000,000

					3,000,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,000,000)			3,000,000

		TOTAL INVESTMENTS - 98.3% (Cost $76,951,571)			90,938,393
		OTHER ASSETS & LIABILITIES, NET - 1.7%			1,529,854

		NET ASSETS - 100.0%			$92,468,247

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2012, the total value of these securities amounted to $0 or 0.0% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 101.1%
CORPORATE BONDS - 39.3%
AUTOMOBILES & COMPONENTS - 0.1%
$ 132,000		Delphi Corp	5.875%	05/15/19	$140,910
32,000		Ford Motor Co	7.450	07/16/31	40,080

		TOTAL AUTOMOBILES & COMPONENTS			180,990

BANKS - 5.8%
80,000		Abbey National Treasury Services plc	4.000	04/27/16	78,826
100,000	g	Banco de Credito del Peru	4.750	03/16/16	102,750
150,000	g	Banco del Estado de Chile	3.875	02/08/22	152,573
200,000		Banco do Brasil S.A.	3.875	01/23/17	205,000
110,000		BanColombia S.A.	5.950	06/03/21	117,425
325,000		Bank of America Corp	3.750	07/12/16	327,644
200,000		Bank of America Corp	5.300	03/15/17	208,226
75,000		Bank of America Corp	5.750	12/01/17	80,040
750,000		Bank of America Corp	5.700	01/24/22	825,971
150,000		Bank of America Corp	5.875	02/07/42	164,307
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	153,307
75,000		BB&T Corp	3.850	07/27/27	75,158
150,000	g	BBVA Bancomer S.A.	4.500	03/10/16	150,750
50,000		Capital One Bank USA NA	8.800	07/15/19	62,968
50,000		Capital One Capital V	8.875	05/15/40	50,813
50,000		Capital One Financial Corp	3.150	07/15/16	51,780
100,000		Citigroup, Inc	6.000	12/13/13	105,095
50,000		Citigroup, Inc	5.000	09/15/14	51,253
350,000		Citigroup, Inc	3.953	06/15/16	358,630
125,000		Citigroup, Inc	4.450	01/10/17	131,030
75,000		Citigroup, Inc	6.125	05/15/18	83,743
300,000	h	Citigroup, Inc	4.500	01/14/22	309,856
75,000		Citigroup, Inc	6.875	03/05/38	91,739
50,000		Citigroup, Inc	8.125	07/15/39	66,725
300,000		Citigroup, Inc	5.875	01/30/42	327,650
900,000	g	Depfa ACS Bank	5.125	03/16/37	626,846
100,000		Deutsche Bank AG	3.875	08/18/14	104,112
100,000		Deutsche Bank AG	3.250	01/11/16	102,915
50,000		Discover Bank	7.000	04/15/20	58,194
100,000	g	HSBC Bank plc	3.500	06/28/15	104,573
150,000	g	HSBC Bank plc	4.125	08/12/20	156,345
150,000		HSBC Holdings plc	4.000	03/30/22	155,760
225,000		HSBC USA, Inc	2.375	02/13/15	227,565
100,000	g	ICICI Bank Ltd	5.500	03/25/15	102,401
60,000		JPMorgan Chase & Co	5.125	09/15/14	63,743
135,000		JPMorgan Chase & Co	3.150	07/05/16	138,835
250,000		JPMorgan Chase & Co	4.350	08/15/21	263,850
100,000		JPMorgan Chase & Co	5.500	10/15/40	110,315
625,000		JPMorgan Chase & Co	5.400	01/06/42	686,263
100,000		PNC Funding Corp	5.125	02/08/20	115,651
50,000		PNC Funding Corp	3.300	03/08/22	50,990
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	176,120
200,000	g	Shinhan Bank	4.125	10/04/16	210,533
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	105,024
50,000		Toronto-Dominion Bank	2.500	07/14/16	51,805
250,000	g	Toronto-Dominion Bank	1.625	09/14/16	254,639
150,000		Union Bank NA	2.125	06/16/17	150,027
150,000		Union Bank of California NA	5.950	05/11/16	167,584
125,000		UnionBanCal Corp	3.500	06/18/22	126,257
200,000		US Bancorp	1.650	05/15/17	201,460

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 25,000		USB Capital XIII Trust	6.625%	12/15/39	$25,204
100,000		Wachovia Bank NA	5.850	02/01/37	115,735
350,000		Wells Fargo & Co	1.500	07/01/15	350,265
200,000		Wells Fargo & Co	2.100	05/08/17	200,447
100,000		Wells Fargo & Co	3.500	03/08/22	102,896
50,000		Westpac Banking Corp	3.000	08/04/15	51,792

		TOTAL BANKS			9,691,405

CAPITAL GOODS - 1.2%
200,000		Caterpillar, Inc	1.375	05/27/14	202,551
275,000		Caterpillar, Inc	0.950	06/26/15	276,016
250,000		Caterpillar, Inc	1.500	06/26/17	250,346
50,000		CRH America, Inc	4.125	01/15/16	50,827
250,000		Danaher Corp	1.300	06/23/14	252,601
250,000		Danaher Corp	2.300	06/23/16	261,007
100,000		Deere & Co	2.600	06/08/22	99,825
100,000		Deere & Co	3.900	06/09/42	99,350
32,000		Huntington Ingalls Industries, Inc	6.875	03/15/18	33,360
100,000	g	Myriad International Holding BV	6.375	07/28/17	110,196
111,000	g	Sealed Air Corp	8.125	09/15/19	123,765
111,000	g	Sealed Air Corp	8.375	09/15/21	125,430
120,000		SPX Corp	6.875	09/01/17	130,800
50,000		Tyco International Finance S.A.	6.000	11/15/13	53,723
25,000		Tyco International Finance S.A.	4.125	10/15/14	26,981
125,000		United Technologies Corp	1.800	06/01/17	127,655
50,000		United Technologies Corp	4.500	06/01/42	54,920

		TOTAL CAPITAL GOODS			2,279,353

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
100,000	g,h	ADT Corp	2.250	07/15/17	100,469
75,000	g,h	ADT Corp	3.500	07/15/22	75,252
100,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	105,304
75,000		Republic Services, Inc	3.800	05/15/18	80,237
250,000		Republic Services, Inc	3.550	06/01/22	252,702
40,000		Republic Services, Inc	6.200	03/01/40	48,124
250,000		Waste Management, Inc	2.600	09/01/16	256,543

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			918,631

CONSUMER DURABLES & APPAREL - 0.2%
130,000		Hanesbrands, Inc	6.375	12/15/20	136,825
100,000		Phillips-Van Heusen Corp	7.375	05/15/20	110,750
50,000		Xerox Corp	4.500	05/15/21	51,885

		TOTAL CONSUMER DURABLES & APPAREL			299,460

CONSUMER SERVICES - 0.9%
100,000		Ameristar Casinos, Inc	7.500	04/15/21	107,000
150,000		DineEquity, Inc	9.500	10/30/18	164,250
550,000		GlaxoSmithKline Capital plc	0.750	05/08/15	549,937
150,000		GlaxoSmithKline Capital plc	1.500	05/08/17	150,272
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	159,518
100,000	g	SABMiller Holdings, Inc	4.950	01/15/42	110,686
100,000		Walt Disney Co	4.500	12/15/13	105,875
200,000		Walt Disney Co	1.125	02/15/17	199,230

		TOTAL CONSUMER SERVICES			1,546,768

DIVERSIFIED FINANCIALS - 6.9%
150,000	g	Ajecorp BV	6.500	05/14/22	154,125
125,000		American Express Centurion Bank	6.000	09/13/17	147,623
125,000		American Express Co	8.125	05/20/19	166,450
225,000		American Express Credit Corp	1.750	06/12/15	227,555
50,000		American Express Credit Corp	2.800	09/19/16	52,158
100,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	103,000
100,000	g	Bangkok Bank PCL	4.800	10/18/20	101,980
525,000		Bank of New York Mellon Corp	2.300	07/28/16	541,685
50,000		Bank of New York Mellon Corp	5.450	05/15/19	58,969

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		Berkshire Hathaway, Inc	1.900%	01/31/17	$152,967
50,000		BlackRock, Inc	3.500	12/10/14	53,036
150,000		BlackRock, Inc	4.250	05/24/21	164,037
100,000		BlackRock, Inc	3.375	06/01/22	101,473
400,000		Capital One Financial Corp	4.750	07/15/21	436,472
150,000		Credit Suisse	5.000	05/15/13	154,684
100,000		Credit Suisse	5.500	05/01/14	106,014
25,000		Credit Suisse	4.375	08/05/20	26,764
100,000		Diageo Investment Corp	2.875	05/11/22	102,725
100,000		Diageo Investment Corp	4.250	05/11/42	105,826
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	68,135
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	39,812
200,000		Ford Motor Credit Co LLC	5.875	08/02/21	222,502
25,000		General Electric Capital Corp	2.800	01/08/13	25,291
200,000		General Electric Capital Corp	1.875	09/16/13	202,086
250,000		General Electric Capital Corp	5.500	06/04/14	269,455
325,000		General Electric Capital Corp	2.150	01/09/15	330,477
450,000		General Electric Capital Corp	5.300	02/11/21	505,072
735,000		General Electric Capital Corp	4.650	10/17/21	816,237
100,000	i	Goldman Sachs Capital II	4.000	06/01/43	67,702
150,000		Goldman Sachs Group, Inc	3.300	05/03/15	149,979
50,000		Goldman Sachs Group, Inc	7.500	02/15/19	57,020
775,000		Goldman Sachs Group, Inc	5.750	01/24/22	818,093
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	24,501
50,000		Goldman Sachs Group, Inc	6.250	02/01/41	52,138
165,000		HSBC Finance Corp	4.750	07/15/13	170,312
100,000	g	Hyundai Capital America, Inc	3.750	04/06/16	103,704
200,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	201,687
35,000	g	International Lease Finance Corp	6.500	09/01/14	36,925
25,000		International Lease Finance Corp	8.625	09/15/15	27,625
180,000		International Lease Finance Corp	5.750	05/15/16	182,625
100,000	g	Inversiones CMPC S.A.	4.750	01/19/18	104,049
150,000	g	Inversiones CMPC S.A.	4.500	04/25/22	148,468
50,000		Jefferies Group, Inc	6.250	01/15/36	45,000
275,000		John Deere Capital Corp	0.875	04/17/15	275,309
200,000		John Deere Capital Corp	2.250	06/07/16	207,312
450,000		John Deere Capital Corp	2.750	03/15/22	452,277
250,000		KFW	2.625	01/25/22	257,823
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	100,000
100,000		MBNA Corp	6.125	03/01/13	102,724
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	306,032
200,000		Merrill Lynch & Co, Inc	6.400	08/28/17	217,550
250,000		Morgan Stanley	2.875	01/24/14	247,187
50,000		Morgan Stanley	6.000	04/28/15	51,685
100,000		Morgan Stanley	5.375	10/15/15	102,222
100,000		Morgan Stanley	5.450	01/09/17	100,989
300,000		Morgan Stanley	4.750	03/22/17	299,341
150,000		Morgan Stanley	7.300	05/13/19	162,036
60,000		Morgan Stanley	5.625	09/23/19	59,382
50,000		NASDAQ OMX Group, Inc	4.000	01/15/15	51,697
35,000		NASDAQ OMX Group, Inc	5.550	01/15/20	36,417
55,000		National Rural Utilities Cooperative Finance Corp	2.625	09/16/12	55,217
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	72,449
175,000		Northern Trust Corp	4.625	05/01/14	187,262
100,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	102,365
75,000		State Street Corp	4.300	05/30/14	79,849
100,000		Toyota Motor Credit Corp	2.050	01/12/17	102,214
250,000	g	UBS AG.	1.875	01/23/15	252,499
75,000		UBS AG.	4.875	08/04/20	80,132
85,000	g	Waha Aerospace BV	3.925	07/28/20	88,571

		TOTAL DIVERSIFIED FINANCIALS			11,676,979

ENERGY - 4.8%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	56,739

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 30,000		Anadarko Petroleum Corp	6.950%	06/15/19	$36,766
45,000		Anadarko Petroleum Corp	6.450	09/15/36	52,026
100,000		Apache Corp	1.750	04/15/17	101,979
150,000		Apache Corp	3.250	04/15/22	156,632
205,000		Apache Corp	4.750	04/15/43	227,708
310,000		BP Capital Markets plc	3.200	03/11/16	329,718
300,000		BP Capital Markets plc	1.846	05/05/17	302,984
250,000		BP Capital Markets plc	3.245	05/06/22	258,848
32,000		Chesapeake Energy Corp	6.625	08/15/20	31,680
100,000		Chesapeake Energy Corp	6.875	11/15/20	98,500
155,000		Cimarex Energy Co	5.875	05/01/22	161,006
100,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	103,500
200,000	g	CNOOC FINANCE 2012 Ltd	3.875	05/02/22	206,856
125,000		ConocoPhillips	4.600	01/15/15	136,849
100,000		ConocoPhillips	6.500	02/01/39	138,481
105,000	g	Continental Resources, Inc	5.000	09/15/22	106,575
175,000		Devon Energy Corp	1.875	05/15/17	175,031
50,000		Devon Energy Corp	5.600	07/15/41	58,013
50,000		Devon Energy Corp	4.750	05/15/42	52,468
80,040		Dolphin Energy Ltd	5.888	06/15/19	87,644
200,000	g	Dolphin Energy Ltd	5.500	12/15/21	222,760
162,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	169,252
25,000		Enbridge Energy Partners LP	5.200	03/15/20	28,330
75,000		Enterprise Products Operating LLC	4.600	08/01/12	75,217
25,000		Enterprise Products Operating LLC	5.000	03/01/15	27,307
45,000		Enterprise Products Operating LLC	6.125	10/15/39	50,977
55,000		Enterprise Products Operating LLC	5.950	02/01/41	62,197
25,000		Enterprise Products Operating LLC	5.700	02/15/42	27,659
75,000		EOG Resources, Inc	4.100	02/01/21	83,228
25,000		Hess Corp	8.125	02/15/19	32,180
75,000		Hess Corp	5.600	02/15/41	79,587
50,000		Marathon Petroleum Corp	3.500	03/01/16	52,412
50,000		Newfield Exploration Co	5.625	07/01/24	51,125
25,000		Noble Holding International Ltd	3.450	08/01/15	26,316
75,000		Noble Holding International Ltd	4.900	08/01/20	81,447
100,000		Occidental Petroleum Corp	1.750	02/15/17	101,687
100,000		Occidental Petroleum Corp	4.100	02/01/21	112,111
85,000		Pemex Project Funding Master Trust	6.625	06/15/35	101,150
25,000		Pemex Project Funding Master Trust	6.625	06/15/38	29,750
200,000	g	Pertamina Persero PT	6.000	05/03/42	198,000
200,000	g	Pertamina PT	5.250	05/23/21	208,000
60,000		Petrobras International Finance Co	7.875	03/15/19	72,981
59,000		Petrobras International Finance Co	6.875	01/20/40	70,182
100,000		Petrobras International Finance Co-Pifco	3.875	01/27/16	103,244
175,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	179,635
50,000		Petroleos Mexicanos	4.875	03/15/15	53,938
20,000		Petroleos Mexicanos	8.000	05/03/19	25,400
90,000		Petroleos Mexicanos	5.500	01/21/21	101,700
155,000	g	Petroleos Mexicanos	4.875	01/24/22	167,400
100,000		Petroleos Mexicanos	6.500	06/02/41	116,750
55,000	g	Petroleos Mexicanos	6.500	06/02/41	64,213
125,000	g	Petroleos Mexicanos	5.500	06/27/44	127,813
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	122,650
100,000	g	Phillips 66	1.950	03/05/15	100,716
100,000	g	Phillips 66	4.300	04/01/22	105,197
175,000		Plains All American Pipeline LP	3.650	06/01/22	178,704
45,000		Precision Drilling Corp	6.500	12/15/21	45,900
100,000	g	Reliance Holdings USA	4.500	10/19/20	93,978
130,000	g	SandRidge Energy, Inc	8.000	06/01/18	131,625
265,000	g	Schlumberger Investment S.A.	3.300	09/14/21	277,639
75,000		Shell International Finance BV	4.300	09/22/19	87,024
25,000		Shell International Finance BV	6.375	12/15/38	35,377
500,000		Southwestern Energy Co	7.500	02/01/18	599,848
25,000		Statoil ASA	2.900	10/15/14	26,220

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		Total Capital International S.A.	1.500%	02/17/17	$150,594
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	125,181
25,000		Vale Overseas Ltd	6.250	01/23/17	28,432
35,000		Vale Overseas Ltd	4.375	01/11/22	35,641
25,000		Vale Overseas Ltd	6.875	11/21/36	28,999
60,000		Vale Overseas Ltd	6.875	11/10/39	70,103
50,000		Valero Energy Corp	4.500	02/01/15	53,765
100,000		XTO Energy, Inc	6.250	04/15/13	104,219
50,000		XTO Energy, Inc	4.625	06/15/13	51,822

		TOTAL ENERGY			8,237,585

FOOD & STAPLES RETAILING - 0.4%
50,000		CVS Caremark Corp	3.250	05/18/15	52,630
460,000		CVS Caremark Corp	4.125	05/15/21	503,365
50,000		Delhaize Group S.A.	5.875	02/01/14	52,651
50,000		Delhaize Group S.A.	6.500	06/15/17	55,554

		TOTAL FOOD & STAPLES RETAILING			664,200

FOOD, BEVERAGE & TOBACCO - 1.3%
200,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	211,286
75,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	89,372
100,000		Coca-Cola Co	0.750	03/13/15	100,202
50,000		Coca-Cola Co	1.800	09/01/16	51,354
100,000		Coca-Cola Co	3.150	11/15/20	107,139
165,000		Coca-Cola Co	3.300	09/01/21	176,997
100,000		Diageo Capital plc	1.500	05/11/17	100,368
55,000		General Mills, Inc	5.200	03/17/15	61,053
300,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	319,139
100,000		HJ Heinz Co	1.500	03/01/17	99,771
100,000	g	HJ Heinz Finance Co	7.125	08/01/39	133,954
25,000		Kraft Foods, Inc	6.125	02/01/18	29,958
50,000		Kraft Foods, Inc	5.375	02/10/20	59,168
135,000		Kraft Foods, Inc	6.500	02/09/40	173,420
5,000		PepsiCo, Inc	7.900	11/01/18	6,680
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	36,125
75,000	g	Pernod-Ricard S.A.	4.450	01/15/22	77,711
100,000		Philip Morris International, Inc	6.875	03/17/14	110,405
100,000		TreeHouse Foods, Inc	7.750	03/01/18	108,375

		TOTAL FOOD, BEVERAGE & TOBACCO			2,052,477

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
50,000		Becton Dickinson and Co	1.750	11/08/16	51,115
50,000		Boston Scientific Corp	4.500	01/15/15	53,278
100,000		Covidien International Finance S.A.	1.350	05/29/15	100,130
100,000		Covidien International Finance S.A.	3.200	06/15/22	103,097
170,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	184,875
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	135,362
50,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	54,375
40,000		HCA, Inc	6.500	02/15/20	43,350
97,000		HCA, Inc	7.875	02/15/20	107,670
150,000		HCA, Inc	5.875	03/15/22	156,750
44,000		McKesson Corp	3.250	03/01/16	47,231
100,000		Medtronic, Inc	4.750	09/15/15	112,250
100,000		Quest Diagnostics, Inc	6.400	07/01/17	118,335
95,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	101,700
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	77,565
15,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	17,228
125,000		Thermo Fisher Scientific, Inc	3.600	08/15/21	134,449

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,598,760

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
75,000		Clorox Co	3.800	11/15/21	78,181
50,000		Colgate-Palmolive Co	2.300	05/03/22	50,307
50,000		Ecolab, Inc	4.350	12/08/21	55,418
65,000		Procter & Gamble Co	5.550	03/05/37	86,541

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Unilever Capital Corp	4.800%	02/15/19	$58,595
50,000		Unilever Capital Corp	4.250	02/10/21	58,329

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			387,371

INSURANCE - 1.3%
50,000		ACE INA Holdings, Inc	5.875	06/15/14	54,503
75,000		Allstate Corp	7.450	05/16/19	96,043
150,000		American International Group, Inc	3.650	01/15/14	153,213
100,000		Chubb Corp	6.000	05/11/37	128,380
20,000		CIGNA Corp	5.125	06/15/20	22,120
100,000		CIGNA Corp	4.500	03/15/21	107,591
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	78,658
100,000		Hartford Financial Services Group, Inc	4.000	10/15/17	100,415
100,000	g	Liberty Mutual Group, Inc	6.500	05/01/42	101,220
25,000		Lincoln National Corp	7.000	06/15/40	29,487
50,000		Metlife, Inc	5.000	06/15/15	54,970
100,000		Metlife, Inc	6.750	06/01/16	117,260
100,000	g	Principal Life Global Funding I	5.125	10/15/13	104,678
150,000		Progressive Corp	3.750	08/23/21	161,913
150,000		Prudential Financial, Inc	6.200	11/15/40	163,677
100,000	g	Prudential Funding LLC	6.750	09/15/23	119,025
25,000		Travelers Cos, Inc	5.800	05/15/18	30,196
20,000		Unum Group	5.625	09/15/20	21,512
250,000		WellPoint, Inc	3.125	05/15/22	252,004
150,000		WellPoint, Inc	4.625	05/15/42	154,632
150,000		Willis Group Holdings plc	4.125	03/15/16	156,812
25,000		WR Berkley Corp	5.375	09/15/20	26,927

		TOTAL INSURANCE			2,235,236

MATERIALS - 2.2%
125,000		3M Co	5.700	03/15/37	170,032
100,000		Air Products & Chemicals, Inc	4.150	02/01/13	102,069
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	39,897
10,000		Airgas, Inc	4.500	09/15/14	10,686
25,000	g	Anglo American Capital plc	4.450	09/27/20	26,391
220,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	226,101
35,000		ArcelorMittal	3.750	08/05/15	35,194
60,000		ArcelorMittal	4.500	02/25/17	59,082
150,000		ArcelorMittal	6.250	02/25/22	146,911
32,000		Ball Corp	6.750	09/15/20	35,200
150,000		Barrick Gold Corp	3.850	04/01/22	155,299
125,000		Barrick North America Finance LLC	4.400	05/30/21	134,728
200,000	g	Braskem Finance Ltd	5.375	05/02/22	201,000
150,000		CF Industries, Inc	6.875	05/01/18	177,938
50,000		Cliffs Natural Resources, Inc	6.250	10/01/40	49,103
100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	104,289
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	210,377
32,000		Crown Americas LLC	6.250	02/01/21	34,960
75,000		Domtar Corp	4.400	04/01/22	73,481
78,000		Dow Chemical Co	4.125	11/15/21	83,663
50,000		EI Du Pont de Nemours & Co	3.250	01/15/15	53,184
32,000		Graphic Packaging International, Inc	9.500	06/15/17	35,200
300,000		International Paper Co	4.750	02/15/22	327,461
50,000		International Paper Co	7.300	11/15/39	62,426
50,000		International Paper Co	6.000	11/15/41	56,371
200,000	g	LyondellBasell Industries NV	6.000	11/15/21	219,500
100,000		Newmont Mining Corp	3.500	03/15/22	98,700
50,000		Newmont Mining Corp	4.875	03/15/42	48,755
50,000		Praxair, Inc	5.250	11/15/14	55,111
150,000		Praxair, Inc	2.450	02/15/22	147,969
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	51,687
100,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	108,420
130,000		Solutia, Inc	7.875	03/15/20	152,100
200,000		Teck Resources Ltd	10.250	05/15/16	223,250
25,000		Teck Resources Ltd	6.000	08/15/40	26,198

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000	g	Xstrata Canada Financial Corp	4.950%	11/15/21	$51,662

		TOTAL MATERIALS			3,794,395

MEDIA - 2.3%
100,000		CBS Corp	1.950	07/01/17	99,900
250,000		Comcast Corp	4.650	07/15/42	250,115
100,000		DIRECTV Holdings LLC	2.400	03/15/17	100,658
600,000		DIRECTV Holdings LLC	3.800	03/15/22	606,776
200,000		DIRECTV Holdings LLC	5.150	03/15/42	201,290
100,000		Discovery Communications LLC	3.300	05/15/22	100,922
250,000	g	DISH DBS Corp	4.625	07/15/17	250,313
350,000		Lamar Media Corp	9.750	04/01/14	392,000
100,000	g	Lamar Media Corp	5.875	02/01/22	102,500
25,000		NBC Universal Media LLC	5.150	04/30/20	28,702
600,000		NBC Universal Media LLC	4.375	04/01/21	660,076
25,000		News America, Inc	7.250	05/18/18	29,976
50,000		News America, Inc	6.900	08/15/39	59,744
35,000		Nielsen Finance LLC	7.750	10/15/18	38,762
100,000		Time Warner Cable, Inc	8.750	02/14/19	132,957
125,000		Time Warner Cable, Inc	8.250	04/01/19	163,337
50,000		Time Warner, Inc	3.150	07/15/15	52,731
50,000		Time Warner, Inc	6.500	11/15/36	59,172
250,000		Time Warner, Inc	4.900	06/15/42	253,662
200,000		Viacom, Inc	1.250	02/27/15	200,498
115,000		Viacom, Inc	2.500	12/15/16	119,067

		TOTAL MEDIA			3,903,158

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
500,000	g	Aristotle Holding, Inc	2.100	02/12/15	504,889
100,000	g	Aristotle Holding, Inc	3.900	02/15/22	103,651
150,000		Johnson & Johnson	2.150	05/15/16	156,976
50,000		Johnson & Johnson	5.850	07/15/38	69,356
65,000		Life Technologies Corp	3.500	01/15/16	67,671
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	61,787
200,000		Merck & Co, Inc	3.875	01/15/21	224,924
172,000	g	Mylan, Inc	7.875	07/15/20	192,855
150,000		NBTY, Inc	9.000	10/01/18	165,750
35,000		Novartis Capital Corp	4.125	02/10/14	36,949
200,000		Novartis Capital Corp	2.900	04/24/15	211,591
250,000		Sanofi-Aventis S.A.	2.625	03/29/16	262,302

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,058,701

REAL ESTATE - 0.8%
15,000		AMB Property LP	7.625	08/15/14	16,500
30,000		AMB Property LP	4.500	08/15/17	31,362
25,000		Brandywine Operating Partnership LP	7.500	05/15/15	27,761
150,000		Brandywine Operating Partnership LP	4.950	04/15/18	153,613
35,000		Camden Property Trust	4.625	06/15/21	37,609
100,000		Developers Diversified Realty Corp	4.750	04/15/18	103,720
40,000		Developers Diversified Realty Corp	7.875	09/01/20	47,828
110,000		Health Care REIT, Inc	3.625	03/15/16	113,079
50,000		Health Care REIT, Inc	4.125	04/01/19	50,788
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	26,359
147,000		Host Hotels & Resorts LP	5.875	06/15/19	158,760
25,000		Kilroy Realty Corp	5.000	11/03/15	26,609
10,000		Kimco Realty Corp	5.700	05/01/17	11,075
50,000		National Retail Properties, Inc	5.500	07/15/21	52,999
25,000		Nationwide Health Properties, Inc	6.250	02/01/13	25,675
25,000		Simon Property Group LP	5.250	12/01/16	28,098
100,000		Simon Property Group LP	2.800	01/30/17	102,941
40,000		Simon Property Group LP	10.350	04/01/19	56,112
100,000		Simon Property Group LP	3.375	03/15/22	100,442
15,000		Ventas Realty LP	3.125	11/30/15	15,271
50,000		Ventas Realty LP	4.250	03/01/22	50,346

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Washington Real Estate Investment Trust	4.950%	10/01/20	$53,159

		TOTAL REAL ESTATE			1,290,106

RETAILING - 1.5%
130,000		AmeriGas Partners LP	6.250	08/20/19	130,650
61,000		Home Depot, Inc	4.400	04/01/21	70,408
132,000		Limited Brands, Inc	6.625	04/01/21	144,210
205,000		Limited Brands, Inc	5.625	02/15/22	211,150
150,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	172,899
150,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	157,706
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	36,577
510,000	g	QVC Inc	7.375	10/15/20	564,825
100,000	g	QVC, Inc	7.500	10/01/19	111,000
100,000	g	QVC, Inc	5.125	07/02/22	102,077
25,000		Staples, Inc	9.750	01/15/14	27,943
200,000		Target Corp	2.900	01/15/22	204,354
75,000		Wal-Mart Stores, Inc	5.000	10/25/40	89,684
400,000		Wal-Mart Stores, Inc	5.625	04/15/41	520,589

		TOTAL RETAILING			2,544,072

SOFTWARE & SERVICES - 0.5%
200,000	g	Fidelity National Information Services, Inc	5.000	03/15/22	203,500
50,000		International Business Machines Corp	0.550	02/06/15	49,676
250,000		International Business Machines Corp	1.950	07/22/16	257,175
100,000		International Business Machines Corp	1.250	02/06/17	100,262
35,000		Microsoft Corp	0.875	09/27/13	35,231
125,000		Microsoft Corp	1.625	09/25/15	129,269
50,000		Oracle Corp	3.750	07/08/14	53,092
25,000		Oracle Corp	5.750	04/15/18	30,332
65,000		Oracle Corp	3.875	07/15/20	72,769

		TOTAL SOFTWARE & SERVICES			931,306

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
50,000		Amphenol Corp	4.750	11/15/14	53,796
130,000		Brocade Communications Systems, Inc	6.875	01/15/20	140,725
25,000		Hewlett-Packard Co	2.350	03/15/15	25,390
132,000		Jabil Circuit, Inc	5.625	12/15/20	139,590
50,000		L-3 Communications Corp	6.375	10/15/15	51,094
100,000		L-3 Communications Corp	4.950	02/15/21	108,145
100,000		Scientific Games Corp	8.125	09/15/18	107,250
32,000		Scientific Games Corp	9.250	06/15/19	35,040
25,000		Xerox Corp	8.250	05/15/14	27,876

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			688,906

TELECOMMUNICATION SERVICES - 1.5%
240,000		America Movil SAB de C.V.	5.000	03/30/20	272,555
150,000		American Tower Corp	4.700	03/15/22	153,988
100,000		AT&T, Inc	6.150	09/15/34	120,511
125,000		AT&T, Inc	6.300	01/15/38	155,699
100,000		BellSouth Corp	6.875	10/15/31	121,513
25,000		BellSouth Corp	6.550	06/15/34	29,360
175,000		Cellco Partnership	8.500	11/15/18	239,467
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	138,803
75,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	71,253
50,000		Telecom Italia Capital S.A.	6.175	06/18/14	50,375
25,000		Telecom Italia Capital S.A.	6.999	06/04/18	24,875
200,000		Telecom Italia Capital S.A.	7.175	06/18/19	199,000
150,000		Telefonica Emisiones SAU	3.992	02/16/16	134,097
100,000	g	Telefonica Moviles Chile S.A.	2.875	11/09/15	100,512
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	116,327
95,000		Verizon Communications, Inc	5.250	04/15/13	98,430
40,000		Verizon Communications, Inc	8.750	11/01/18	54,982
25,000		Verizon Communications, Inc	8.950	03/01/39	41,177
200,000	g	Vimpelcom Holdings	6.255	03/01/17	191,240
63,000		Virgin Media Finance plc	9.500	08/15/16	70,245

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Virgin Media Secured Finance plc	5.250%	01/15/21	$110,784

		TOTAL TELECOMMUNICATION SERVICES			2,495,193

TRANSPORTATION - 1.1%
200,000		ABB Finance USA, Inc	2.875	05/08/22	202,311
165,000	g	Asciano Finance	5.000	04/07/18	172,354
100,000		Boeing Co	6.125	02/15/33	130,856
150,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	156,940
100,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	100,900
100,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	110,054
100,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	100,699
200,000	g	DP World Ltd	6.850	07/02/37	196,500
25,000		Embraer Overseas Ltd	6.375	01/15/20	27,812
100,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	110,000
50,000		Norfolk Southern Corp	5.750	04/01/18	59,308
100,000		Norfolk Southern Corp	5.590	05/17/25	120,805
200,000	g	Transnet Ltd	4.500	02/10/16	208,508
65,000		Union Pacific Corp	4.163	07/15/22	72,416
75,000		Union Pacific Corp	4.750	09/15/41	81,350
100,000		United Parcel Service, Inc	3.125	01/15/21	107,076

		TOTAL TRANSPORTATION			1,957,889

UTILITIES - 3.3%
200,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	221,250
100,000	g	AES Corp	7.375	07/01/21	111,250
35,000	g	AES Gener S.A.	5.250	08/15/21	36,996
50,000		AGL Capital Corp	5.250	08/15/19	57,917
75,000		Alliant Energy Corp	4.000	10/15/14	78,895
75,000		Atmos Energy Corp	8.500	03/15/19	100,330
195,000	g	Calpine Corp	7.500	02/15/21	210,600
200,000		Carolina Power & Light Co	5.300	01/15/19	240,065
50,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	55,074
100,000		CenterPoint Energy Resources Corp	5.850	01/15/41	120,526
200,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	218,600
200,000	g	CEZ AS.	4.250	04/03/22	204,914
200,000	g	China Resources Gas Group Ltd	4.500	04/05/22	204,702
100,000	g	Comision Federal de Electricidad	4.875	05/26/21	108,000
200,000	g	Comision Federal de Electricidad	5.750	02/14/42	210,000
150,000		Commonwealth Edison Co	4.000	08/01/20	166,816
25,000		Connecticut Light & Power Co	5.500	02/01/19	29,921
35,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	44,907
100,000		Detroit Edison Co	3.950	06/15/42	101,642
50,000		Dominion Resources, Inc	4.900	08/01/41	56,508
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	106,735
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	17,155
50,000		Indiana Michigan Power Co	7.000	03/15/19	62,183
25,000		Integrys Energy Group, Inc	4.170	11/01/20	26,967
100,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	105,728
100,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	102,176
100,000		LG&E and KU Energy LLC	3.750	11/15/20	102,452
50,000		Midamerican Energy Holdings Co	5.950	05/15/37	62,017
100,000		Nevada Power Co	6.650	04/01/36	134,609
100,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	95,216
75,000		Pacific Gas & Electric Co	8.250	10/15/18	101,095
100,000		Pacific Gas & Electric Co	4.450	04/15/42	104,973
50,000		PacifiCorp	6.000	01/15/39	65,694
75,000		Pepco Holdings, Inc	2.700	10/01/15	76,985
200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	209,000
50,000		PG&E Corp	5.750	04/01/14	53,798
300,000		PPL Capital Funding, Inc	4.200	06/15/22	300,962
250,000		PPL Electric Utilities Corp	3.000	09/15/21	258,955
50,000		Progress Energy, Inc	7.050	03/15/19	62,852
75,000		Public Service Co of Colorado	3.200	11/15/20	80,342
80,000		Public Service Co of Colorado	4.750	08/15/41	92,428
100,000		Public Service Co of Oklahoma	5.150	12/01/19	115,689

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 32,000		Questar Market Resources, Inc	6.875%	03/01/21	$35,520
75,000		San Diego Gas & Electric Co	3.000	08/15/21	79,229
25,000		San Diego Gas & Electric Co	3.950	11/15/41	26,311
50,000		Sempra Energy	6.000	10/15/39	62,105
100,000		Tampa Electric Co	4.100	06/15/42	100,737
25,000		Veolia Environnement	5.250	06/03/13	25,806
100,000		Virginia Electric and Power Co	4.750	03/01/13	102,762
55,000		Virginia Electric and Power Co	2.950	01/15/22	56,662
125,000		Westar Energy, Inc	4.125	03/01/42	130,883
50,000		Williams Partners LP	3.800	02/15/15	52,599
75,000		Williams Partners LP	4.000	11/15/21	77,908
75,000		Williams Partners LP	6.300	04/15/40	88,823
50,000		Xcel Energy, Inc	4.800	09/15/41	55,951

		TOTAL UTILITIES			5,812,220

		TOTAL CORPORATE BONDS (Cost $64,082,097)			67,245,161

GOVERNMENT BONDS - 56.0%
AGENCY SECURITIES - 2.3%
500,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	505,561
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750	03/28/13	1,003,614
1,000,000		Federal National Mortgage Association (FNMA)	3.000	09/16/14	1,058,069
450,000		GMAC, Inc	1.750	10/30/12	452,197
700,000		GMAC, Inc	2.200	12/19/12	706,426
234,375		Totem Ocean Trailer Express, Inc	4.514	12/18/19	254,255

		TOTAL AGENCY SECURITIES			3,980,122

FOREIGN GOVERNMENT BONDS - 7.1%
250,000	g	Bank of Montreal	2.625	01/25/16	263,910
230,000	g	Bank of Nova Scotia	1.450	07/26/13	232,332
750,000	g	Bank of Nova Scotia	1.650	10/29/15	766,826
200,000		Brazilian Government International Bond	4.875	01/22/21	231,300
25,000		Brazilian Government International Bond	7.125	01/20/37	36,063
100,000		Brazilian Government International Bond	5.625	01/07/41	122,650
1,900,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	1,921,299
150,000		Canada Government International Bond	2.375	09/10/14	156,545
250,000		Canada Government International Bond	0.875	02/14/17	251,288
200,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	210,348
150,000		Chile Government International Bond	3.875	08/05/20	166,500
200,000		Colombia Government International Bond	4.375	07/12/21	224,600
200,000	g	Croatia Government International Bond	6.250	04/27/17	199,461
100,000	g	Dominican Republic International Bond	7.500	05/06/21	106,500
117,000		Eksportfinans ASA	2.000	09/15/15	104,709
100,000		European Investment Bank	4.875	02/15/36	116,019
250,000		Export Development Canada	2.250	05/28/15	262,535
100,000		Export-Import Bank of Korea	5.125	06/29/20	111,527
175,000		Federative Republic of Brazil	6.000	01/17/17	206,150
200,000	g	Guatemala Government Bond	5.750	06/06/22	208,000
66,000		Hungary Government International Bond	6.375	03/29/21	64,284
56,000		Hungary Government International Bond	7.625	03/29/41	54,740
200,000	g	Iceland Government International Bond	5.875	05/11/22	193,956
200,000	g	Indonesia Government International Bond	3.750	04/25/22	199,500
200,000		Israel Government International Bond	4.000	06/30/22	206,954
35,000		Italy Government International Bond	6.875	09/27/23	35,504
100,000	g	Lithuania Government International Bond	5.125	09/14/17	105,500
200,000	g	Lithuania Government International Bond	6.625	02/01/22	229,000
100,000		Mexico Government International Bond	3.625	03/15/22	106,150
100,000		Mexico Government International Bond	4.750	03/08/44	107,750
200,000	g	Namibia International Bonds	5.500	11/03/21	208,000
250,000	g	National Bank of Canada	1.650	01/30/14	254,263
250,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	252,356
25,000		Peruvian Government International Bond	7.350	07/21/25	35,125
80,000		Poland Government International Bond	3.875	07/16/15	84,464
30,000		Poland Government International Bond	6.375	07/15/19	35,335

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Poland Government International Bond	5.000%	03/23/22	$54,575
500,000		Province of Manitoba Canada	2.125	04/22/13	507,098
500,000		Province of Nova Scotia Canada	2.375	07/21/15	522,869
300,000		Province of Ontario Canada	4.100	06/16/14	320,088
300,000		Province of Ontario Canada	2.950	02/05/15	316,505
500,000		Province of Quebec Canada	3.500	07/29/20	550,000
200,000	g	Qatar Government International Bond	3.125	01/20/17	208,500
100,000		Qatar Government International Bond	5.250	01/20/20	115,300
30,000		Republic of Hungary	6.250	01/29/20	29,235
200,000	g	Republic of Indonesia	5.250	01/17/42	209,250
200,000		Republic of Turkey	6.000	01/14/41	210,500
60,000	g	Romanian Government International Bond	6.750	02/07/22	62,550
100,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	103,447
200,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	213,960
200,000	g	Slovakia Government International Bond	4.375	05/21/22	197,000
100,000		South Africa Government International Bond	6.875	05/27/19	122,750
100,000		South Africa Government International Bond	4.665	01/17/24	108,250
100,000		Turkey Government International Bond	5.625	03/30/21	109,125
52,000		United Mexican States	5.875	02/17/14	55,718
50,000		United Mexican States	5.950	03/19/19	60,950
100,000		United Mexican States	5.125	01/15/20	117,250

		TOTAL FOREIGN GOVERNMENT BONDS			12,266,363

MORTGAGE BACKED - 26.9%
245,108		Federal Home Loan Mortgage Corp (FHLMC) (Interest Only)	4.000	06/15/34	16,928
45,421	h,i	FHLMC	2.380	02/01/36	48,252
142,379	h,i	FHLMC	2.469	07/01/36	150,735
87,379	h,i	FHLMC	2.603	09/01/36	93,377
35,097	h,i	FHLMC	2.605	09/01/36	37,241
32,216	h,i	FHLMC	2.828	09/01/36	34,210
85,823	h,i	FHLMC	2.835	03/01/37	91,706
114,368	h,i	FHLMC	5.932	04/01/37	124,362
28,328	h,i	FHLMC	5.758	05/01/37	30,635
932,614	i	FHLMC (Interest Only)	6.318	09/15/41	228,847
164,968		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	178,778
21,436		FGLMC	4.500	01/01/20	22,911
93,467		FGLMC	4.500	07/01/20	101,108
22,875		FGLMC	5.000	04/01/23	24,486
74,799		FGLMC	4.000	07/01/24	79,093
28,565		FGLMC	4.500	09/01/24	30,375
14,163		FGLMC	6.000	03/01/33	15,880
177,987		FGLMC	5.000	11/01/33	198,004
289,040		FGLMC	6.000	11/01/33	324,077
69,017		FGLMC	5.000	05/01/34	74,600
40,695		FGLMC	6.000	09/01/34	45,081
15,976		FGLMC	6.000	04/01/35	17,603
21,821		FGLMC	5.000	02/01/36	23,522
9,637		FGLMC	6.500	05/01/36	10,821
174,700		FGLMC	5.500	04/01/37	190,097
188,164		FGLMC	5.500	05/01/37	204,746
11,418		FGLMC	6.000	08/01/37	12,542
144,014		FGLMC	6.000	08/01/37	159,572
50,271		FGLMC	6.500	09/01/37	56,448
42,147		FGLMC	6.500	11/01/37	47,324
115,788		FGLMC	5.000	04/01/38	126,964
35,560		FGLMC	6.500	05/01/38	40,243
50,043		FGLMC	5.500	01/01/39	54,407
136,437		FGLMC	4.000	06/01/39	144,886
72,200		FGLMC	5.000	07/01/39	77,612
941,953		FGLMC	4.500	12/01/39	1,029,678
102,329		FGLMC	5.000	01/01/40	110,000
567,408		FGLMC	4.500	07/01/40	620,251
1,875		Federal National Mortgage Association (FNMA)	5.000	06/01/13	1,949
1,435,134		FNMA	4.563	01/01/15	1,517,542

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 44,746		FNMA	5.500%	04/01/18	$49,030
46,856		FNMA	5.500	05/01/18	51,343
150,000		FNMA	4.000	02/25/19	158,726
43,544		FNMA	4.500	03/01/19	46,860
20,996		FNMA	4.500	06/01/19	22,595
144,371		FNMA	5.500	07/01/20	158,239
10,340		FNMA	4.500	11/01/20	11,128
84,768		FNMA	4.500	12/01/20	92,707
28,817		FNMA	5.000	12/01/20	31,205
21,433		FNMA	4.500	03/01/23	22,991
84,393		FNMA	5.000	04/01/23	91,138
41,861		FNMA	4.500	06/01/23	44,905
42,476		FNMA	5.000	07/01/23	45,825
53,097		FNMA	5.000	07/01/23	57,282
85,427		FNMA	5.500	02/01/24	94,131
96,675		FNMA	4.500	04/01/24	103,691
59,963		FNMA	4.000	05/01/24	63,809
194,618		FNMA	5.500	07/01/24	214,202
6,877		FNMA	5.500	09/01/24	7,569
308,924		FNMA	4.000	02/01/25	328,734
400,320		FNMA	3.500	01/01/26	428,438
485,409		FNMA	2.500	01/01/27	501,095
947,672		FNMA	3.000	01/01/27	994,111
289,430		FNMA	3.000	01/01/27	303,613
37,856		FNMA	6.500	07/01/32	43,332
46,501		FNMA	5.500	01/01/33	51,152
70,984		FNMA	5.500	07/01/33	78,038
244,721		FNMA	5.500	07/01/33	271,871
539,056		FNMA	5.500	07/01/33	602,903
293,724		FNMA	6.000	10/01/33	330,751
110,315		FNMA	5.000	11/01/33	120,041
447,767		FNMA	5.500	11/01/33	492,266
77,216		FNMA	5.500	04/01/34	85,227
36,023		FNMA	5.000	08/01/34	39,117
39,725		FNMA	5.000	11/01/34	43,228
41,904		FNMA	6.500	02/01/35	48,005
118,689		FNMA	5.500	04/01/35	130,411
18,871		FNMA	7.500	06/01/35	20,959
32,337		FNMA	5.500	07/01/35	35,692
17,570		FNMA	7.500	07/01/35	18,406
40,946		FNMA	4.500	08/01/35	43,991
66,837		FNMA	5.000	08/01/35	72,521
157,582		FNMA	5.500	09/01/35	173,243
61,079		FNMA	5.500	10/01/35	66,996
65,234		FNMA	5.000	02/01/36	70,942
185,917		FNMA	6.000	04/01/36	204,881
131,101		FNMA	6.000	06/01/36	146,071
75,424	i	FNMA	2.385	07/01/36	79,220
45,910		FNMA	6.500	09/01/36	51,834
47,079		FNMA	6.000	12/01/36	51,881
28,233		FNMA	5.000	02/01/37	30,564
163,757		FNMA	5.500	02/01/37	178,905
36,659		FNMA	7.000	02/01/37	42,667
86,930		FNMA	5.500	03/01/37	94,862
82,825		FNMA	7.000	04/01/37	96,398
20,752		FNMA	5.500	06/01/37	22,646
22,052		FNMA	6.500	08/01/37	25,077
177,117		FNMA	6.000	09/01/37	195,183
32,094		FNMA	6.000	11/01/37	35,368
19,974		FNMA	7.000	11/01/37	23,247
61,748		FNMA	5.500	01/01/38	67,383
7,661		FNMA	6.500	01/01/38	8,649
532,808		FNMA	5.500	02/01/38	581,430
125,930		FNMA	5.500	02/01/38	137,422
1,503		FNMA	6.500	02/01/38	1,712

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 10,172		FNMA	6.500%	03/01/38	$11,462
4,958		FNMA	6.500	03/01/38	5,586
201,683		FNMA	5.000	04/01/38	218,331
159,509		FNMA	5.000	04/01/38	172,676
81,116		FNMA	6.000	04/01/38	89,212
214,179		FNMA	5.500	05/01/38	233,724
233,594		FNMA	5.500	06/01/38	254,910
535,173		FNMA	6.000	07/01/38	589,760
532,973		FNMA	6.000	10/01/38	587,336
224,631		FNMA	4.000	01/01/39	239,384
66,865		FNMA	4.500	01/01/39	71,755
47,995		FNMA	5.500	01/01/39	52,375
41,572		FNMA	6.000	01/01/39	45,721
54,008		FNMA	6.000	01/01/39	59,399
98,818		FNMA	4.000	02/01/39	105,277
80,278		FNMA	4.500	02/01/39	86,149
413,052		FNMA	4.500	02/01/39	443,259
39,680		FNMA	5.500	02/01/39	43,301
936,858		FNMA	4.500	04/01/39	1,005,371
59,848		FNMA	5.000	04/01/39	64,788
422,187		FNMA	4.000	05/01/39	457,697
320,793		FNMA	4.500	06/01/39	344,252
555,383		FNMA	4.000	07/01/39	591,857
273,800		FNMA	6.500	07/01/39	308,273
395,864		FNMA	4.000	08/01/39	421,862
341,114		FNMA	4.500	08/01/39	366,060
483,511		FNMA	6.000	09/01/39	531,770
226,913		FNMA	4.500	10/01/39	243,507
257,812		FNMA	4.500	11/01/39	276,666
249,763		FNMA	4.500	11/01/39	268,028
189,476		FNMA	5.000	11/01/39	205,116
500,000		FNMA	4.000	02/25/40	545,645
631,935		FNMA	5.000	05/01/40	697,328
402,083		FNMA	5.000	06/01/40	441,177
274,830		FNMA	4.500	07/01/40	295,787
300,218		FNMA	4.500	07/01/40	323,112
386,111		FNMA	5.500	07/01/40	425,207
349,077		FNMA	4.500	11/01/40	378,799
328,879		FNMA	5.000	11/01/40	360,856
188,855		FNMA	4.000	12/01/40	201,317
1,006,377		FNMA	4.000	12/01/40	1,085,993
404,907		FNMA	4.500	12/01/40	435,784
463,399		FNMA	3.500	01/01/41	489,308
276,940		FNMA	4.000	02/01/41	295,215
879,919		FNMA	4.000	02/01/41	937,982
439,942		FNMA	3.500	03/01/41	462,889
235,352		FNMA	4.000	04/01/41	253,971
470,398		FNMA	4.000	04/01/41	509,964
506,164		FNMA	4.500	04/01/41	549,315
532,511		FNMA	4.000	08/01/41	567,816
199,502		FNMA	4.000	08/01/41	212,729
281,527		FNMA	4.000	09/01/41	303,799
276,377		FNMA	3.500	10/01/41	290,793
276,070		FNMA	4.000	11/01/41	294,373
968,317		FNMA	3.500	12/01/41	1,018,825
377,095		FNMA	3.500	12/01/41	396,765
491,705		FNMA	3.500	02/01/42	517,353
1,490,740	h	FNMA	3.000	04/01/42	1,532,161
298,345		FNMA	3.500	04/01/42	316,425
26,235		Government National Mortgage Association (GNMA)	5.500	07/15/33	29,301
168,709		GNMA	5.500	07/20/33	188,531
23,028		GNMA	5.000	03/15/34	25,531
176,524		GNMA	5.000	06/15/34	196,044
186,416		GNMA	5.500	02/15/37	206,979

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 145,421		GNMA	5.000%	01/15/38	$160,093
57,120		GNMA	5.000	04/15/38	62,883
125,086		GNMA	5.500	05/15/38	138,884
26,012		GNMA	6.000	08/15/38	29,233
24,496		GNMA	6.000	08/20/38	27,474
361,009		GNMA	5.500	07/15/39	400,830
131,610		GNMA	4.500	07/20/39	145,060
43,094		GNMA	5.000	07/20/39	47,625
56,358		GNMA	4.000	08/15/39	61,742
600,661		GNMA	4.500	03/15/40	658,846
191,321		GNMA	4.500	04/15/40	209,854
345,925		GNMA	5.000	04/15/40	381,907
96,103		GNMA	5.000	04/15/40	106,099
868,788		GNMA	4.500	04/20/40	959,960
613,625		GNMA	4.500	05/15/40	673,067
428,025		GNMA	5.000	05/20/40	475,434
395,537		GNMA	4.500	06/15/40	435,273
361,554		GNMA	5.000	06/15/40	399,162
513,258		GNMA	4.000	07/15/40	562,291
968,609		GNMA	4.000	09/15/41	1,059,630
491,569		GNMA	3.500	12/20/41	526,126

		TOTAL MORTGAGE BACKED			45,938,163

MUNICIPAL BONDS - 1.1%
1,100,000		City of New York, NY	5.817	10/01/31	1,234,651
150,000		Grant County Public Utility District No 2	5.630	01/01/27	178,182
100,000		State of California	5.450	04/01/15	110,615
100,000		State of California	5.950	04/01/16	114,625
150,000		State of California	7.625	03/01/40	193,926

		TOTAL MUNICIPAL BONDS			1,831,999

U.S. TREASURY SECURITIES - 18.6%
675,000		United States Treasury Bond	5.375	02/15/31	983,602
95,000		United States Treasury Bond	3.125	02/15/42	102,036
1,000,000		United States Treasury Bond	3.000	05/15/42	1,047,344
1,695,000		United States Treasury Note	0.625	01/31/13	1,699,304
50,000		United States Treasury Note	0.125	08/31/13	49,916
50,000		United States Treasury Note	0.500	10/15/13	50,137
50,000		United States Treasury Note	0.250	10/31/13	49,977
1,175,000		United States Treasury Note	0.125	12/31/13	1,171,879
1,000,000		United States Treasury Note	0.250	02/28/14	998,984
1,000,000		United States Treasury Note	0.250	05/31/14	998,750
50,000		United States Treasury Note	0.250	06/30/14	49,937
1,180,000		United States Treasury Note	2.375	10/31/14	1,234,943
7,710,000		United States Treasury Note	0.375	06/15/15	7,703,377
45,000		United States Treasury Note	0.625	05/31/17	44,793
7,648,000		United States Treasury Note	0.750	06/30/17	7,655,770
1,000,000		United States Treasury Note	2.625	01/31/18	1,095,938
3,000,000		United States Treasury Note	2.250	07/31/18	3,229,452
800,000		United States Treasury Note	1.375	12/31/18	817,875
1,000,000		United States Treasury Note	1.250	04/30/19	1,011,094
140,100		United States Treasury Note	2.000	02/15/22	144,818
1,571,000		United States Treasury Note	1.750	05/15/22	1,583,764

		TOTAL U.S. TREASURY SECURITIES			31,723,690

		TOTAL GOVERNMENT BONDS (Cost $92,416,861)			95,740,337

STRUCTURED ASSETS - 5.8%
ASSET BACKED - 2.0%
50,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	51,883
		Series - 2010 3 (Class C)
100,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	104,944
		Series - 2010 5A (Class A)
74,395	i	Bear Stearns Asset Backed Securities Trust	0.615	11/25/39	67,142
		Series - 2005 SD3 (Class 2A1)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000	g,i	BlueMountain CLO Ltd	3.364%	07/20/23	$242,500
		Series - 2012 1A (Class B)
200,000	g	Carlyle Global Market Strategies	4.370	07/20/23	200,000
		Series - 2012 2A (Class B2)
292,018		Centex Home Equity	5.540	01/25/32	294,205
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	75,201
		Series - 2004 2 (Class 1B)
334,749		CIT Group Home Equity Loan Trust	6.390	12/25/30	47,129
		Series - 2002 2 (Class MF2)
200,000	g,h	Commercial Industrial Finance Corp	2.661	08/14/24	200,000
		Series - 2012 1A (Class A1F)
33,279	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	33,312
		Series - 2006 15 (Class A2)
175,000	g,i	DB/UBS Mortgage Trust	5.728	11/10/46	179,818
		Series - 2011 LC1A (Class C)
412,514	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	394,054
		Series - 2007 1A (Class AF3)
75,000		Ford Credit Auto Owner Trust	3.210	07/15/17	78,031
		Series - 2011 A (Class D)
200,000		Hertz Vehicle Financing LLC	5.930	03/25/16	216,319
221,695		Lehman XS Trust	6.500	06/25/46	123,627
		Series - 2006 13 (Class 2A1)
43,412	i	Long Beach Mortgage Loan Trust	0.995	02/25/35	42,874
		Series - 2005 1 (Class M1)
695	i	Morgan Stanley ABS Capital I	0.285	01/25/37	692
		Series - 2007 HE2 (Class A2A)
310,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	145,686
		Series - 2006 3 (Class AF3)
26,718	i	Residential Asset Securities Corp	0.675	04/25/35	25,188
		Series - 2005 KS3 (Class M3)
100,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	86,787
		Series - 2006 HI1 (Class M2)
51,474	i	Securitized Asset Backed Receivables LLC	0.545	10/25/35	49,021
		Series - 2006 OP1 (Class A2C)
173,611	g,m	Sierra Receivables Funding Co LLC	3.580	11/20/28	175,388
		Series - 2012 1A (Class B)
60,000	g	SLM Student Loan Trust	3.740	02/15/29	61,982
		Series - 2011 B (Class A2)
109,980	i	Soundview Home Equity Loan Trust	0.545	11/25/35	102,984
		Series - 2005 OPT3 (Class A4)
20,313	i	Soundview Home Equity Loan Trust	0.355	10/25/36	20,165
		Series - 2006 EQ1 (Class A2)
35,026	i	Structured Asset Investment Loan Trust	0.645	05/25/35	33,648
		Series - 2005 4 (Class M1)
57,339	i	Structured Asset Investment Loan Trust	0.525	12/25/35	56,836
		Series - 2005 10 (Class A5)
100,000	g	Vornado DP LLC	5.280	09/13/28	105,939
		Series - 2010 VNO (Class C)
112,304	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	102,197
		Series - 2006 N1 (Class N1)
25,546	i	Wells Fargo Home Equity Trust	0.385	07/25/36	23,231
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			3,340,783

OTHER MORTGAGE BACKED - 3.8%
110,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	116,945
		Series - 2006 4 (Class AM)
200,000	g,i	Banc of America Large Loan, Inc	0.552	03/15/22	196,010
		Series - 2005 MIB1 (Class C)
46,857		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	40,550
		Series - 2005 AC2 (Class 1A)
25,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	28,239
		Series - 2006 PW14 (Class A4)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 80,000	i	Bear Stearns Commercial Mortgage Securities	5.582%	09/11/41	$85,640
		Series - 2006 PW13 (Class AM)
50,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	53,636
		Series - 2006 T24 (Class AM)
75,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	79,942
		Series - 2004 T16 (Class A6)
365,000	g	Commercial Mortgage Pass Through Certificates	4.305	12/10/24	367,255
		Series - 2011 STRT (Class B)
200,000	g	Commercial Mortgage Pass Through Certificates	4.755	12/10/24	201,111
		Series - 2011 STRT (Class C)
185,000	g	Commercial Mortgage Pass Through Certificates	2.365	02/10/29	189,240
		Series - 2012 9W57 (Class A)
335,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	352,826
		Series - 2007 C9 (Class AM)
58,232		Countrywide Alternative Loan Trust	5.500	08/25/16	59,861
		Series - 2004 30CB (Class 1A15)
22,437		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	22,305
		Series - 2005 12 (Class 1A5)
9,456		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	9,481
		Series - 2005 J3 (Class 1A1)
125,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	140,050
		Series - 2006 OMA (Class D)
100,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	97,909
		Series - 2009 RR1 (Class A3C)
50,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	50,825
		Series - 2003 C3 (Class B)
100,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	101,616
		Series - 2012 GSMS (Class C)
70,000	g,i	GS Mortgage Securities Corp II	5.403	12/10/43	75,794
		Series - 2010 C2 (Class B)
120,000	g,i	GS Mortgage Securities Corp II	5.403	12/10/43	119,072
		Series - 2010 C2 (Class C)
50,000	g,i	HVB Mortgage Capital Corp	2.291	09/10/22	48,325
		Series - 2003 FL1A (Class J)
112,559	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.617	07/15/19	108,901
		Series - 2007 FL1A (Class A1)
180,663	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	7.931	10/12/37	182,325
		Series - 2002 CIB5 (Class S1)
64,522	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	8.648	10/12/37	65,006
		Series - 2002 CIB5 (Class S2)
140,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	150,278
		Series - 2006 LDP8 (Class AM)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	95,234
		Series - 2011 C4 (Class C)
150,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	165,952
		Series - 2006 LDP9 (Class A3)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.009	06/15/49	219,561
		Series - 2007 LD11 (Class A4)
14,736	i	JP Morgan Mortgage Trust	4.277	04/25/35	14,860
		Series - 2005 A2 (Class 5A1)
50,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	54,927
		Series - 2005 C2 (Class A5)
220,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	248,206
		Series - 2007 C1 (Class A4)
50,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	55,813
		Series - 2007 C2 (Class A3)
75,000	i	LB-UBS Commercial Mortgage Trust	5.858	07/15/40	85,655
		Series - 2007 C6 (Class A4)
21,901		MASTER Asset Securitization Trust	5.000	05/25/35	22,000
		Series - 2005 1 (Class 2A5)
41,024	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	44,200
		Series - 2005 CIP1 (Class AM)
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.607	02/12/39	84,115
		Series - 2006 1 (Class A4)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 130,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.172%	12/12/49	$144,033
		Series - 2006 4 (Class A3)
270,000	i	Morgan Stanley Capital I	5.447	02/12/44	305,288
		Series - 2007 HQ11 (Class A4)
22,000	g,i	Morgan Stanley Capital I	5.422	09/15/47	19,971
		Series - 2011 C1 (Class D)
252,000	g,i	Morgan Stanley Capital I	5.422	09/15/47	251,231
		Series - 2011 C1 (Class C)
30,000	i	Morgan Stanley Capital I	5.544	11/12/49	31,071
		Series - 2007 T25 (Class AM)
132,570		Residential Accredit Loans, Inc	4.350	03/25/34	136,487
		Series - 2004 QS4 (Class A1)
195,433	i	Residential Accredit Loans, Inc	0.435	05/25/46	103,443
		Series - 2006 QO5 (Class 2A1)
92,451	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	92,392
		Series - 2012 1A (Class A)
9,027	i	Structured Adjustable Rate Mortgage Loan Trust	1.005	03/25/35	8,897
		Series - 2005 6XS (Class A3)
16,769		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	17,367
		Series - 2007 C30 (Class A3)
200,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	215,821
		Series - 2007 C30 (Class A5)
290,000	i	Wachovia Bank Commercial Mortgage Trust	6.171	06/15/45	316,648
		Series - 2006 C26 (Class AM)
85,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	92,666
		Series - 2007 C31 (Class A5)
540,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	563,163
		Series - 2006 C29 (Class AM)
50,000	i	Wachovia Bank Commercial Mortgage Trust	6.097	02/15/51	56,031
		Series - 2007 C33 (Class A4)
23,718		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	23,710
		Series - 2005 2 (Class 1A1)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	55,576
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			6,467,460

		TOTAL STRUCTURED ASSETS (Cost $10,233,110)			9,808,243

		TOTAL BONDS			172,793,741

		(Cost $166,732,068)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
5,517	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	11,972
17,265	*	Federal National Mortgage Association	8.250	12/30/49	28,142

		TOTAL BANKS			40,114

		TOTAL PREFERRED STOCKS (Cost $569,550)			40,114

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER			VALUE

SHORT-TERM INVESTMENTS - 0.5%
TREASURY DEBT - 0.5%
$ 850,000	United States Treasury Bill	0.007%	09/06/12	$849,895

	TOTAL TREASURY DEBT			849,895

	TOTAL SHORT-TERM INVESTMENTS (Cost $849,895)			849,895

	TOTAL INVESTMENTS - 101.6% (Cost $168,151,513)			173,683,750
	OTHER ASSETS & LIABILITIES, NET - (1.6)%			(2,799,235)

	NET ASSETS - 100.0%			$170,884,515

Abbreviation(s):

ABS Asset-Based Security

REIT Real Estate Investment Trust

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2012, the aggregate value of these securities amounted to $24,548,235 or 14.4% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 98.7%
BANKERS’ ACCEPTANCES - 0.5%
$ 130,000		JPMorgan Chase Bank NA	0.200%	07/02/12	$129,999
187,000		JPMorgan Chase Bank NA	0.240	07/05/12	186,996

		TOTAL BANKERS’ ACCEPTANCES			316,995

CERTIFICATE OF DEPOSIT - 3.9%
295,000		Bank of Nova Scotia	0.340	12/11/12	295,000
300,000		Canadian Imperial Bank of Commerce	0.150	07/06/12	300,000
300,000		Standard Chartered Bank NY	0.510	10/17/12	300,018
1,000,000		Toronto-Dominion Bank	0.140	07/12/12	1,000,000
385,000		Toronto-Dominion Bank	0.210	09/18/12	385,000

		TOTAL CERTIFICATE OF DEPOSIT			2,280,018

COMMERCIAL PAPER - 42.6%
500,000		Australia & New Zealand Banking Group Ltd	0.250	07/25/12	499,917
750,000		Australia & New Zealand Banking Group Ltd	0.230	09/17/12	749,626
295,000		Bank of Nova Scotia	0.220	07/17/12	294,971
410,000		Bank of Nova Scotia	0.235	08/03/12	409,912
350,000	y	Coca-Cola Co	0.200	08/01/12	349,940
250,000	y	Coca-Cola Co	0.210	08/02/12	249,953
400,000	y	Coca-Cola Co	0.230	08/13/12	399,890
250,000	y	Coca-Cola Co	0.170	08/24/12	249,936
400,000	y	Coca-Cola Co	0.200	09/13/12	399,836
250,000	y	Coca-Cola Co	0.215	10/03/12	249,860
400,000	y	Colgate-Palmolive Co	0.110	07/03/12	399,997
300,000	y	Commonwealth Bank of Australia	0.220	07/06/12	299,991
250,000	y	Commonwealth Bank of Australia	0.250	08/01/12	249,946
500,000	y	Commonwealth Bank of Australia	0.200	08/09/12	499,892
390,000	y	Commonwealth Bank of Australia	0.240	09/07/12	389,823
398,000	y	Fairway Finance LLC	0.195	08/16/12	397,901
285,000	y	Fairway Finance LLC	0.190	08/17/12	284,929
500,000		General Electric Capital Corp	0.310	07/26/12	499,892
950,000		General Electric Capital Corp	0.310	07/30/12	949,782
500,000	y	Johnson & Johnson	0.140	07/09/12	499,985
500,000	y	Johnson & Johnson	0.150	07/23/12	499,954
400,000	y	Jupiter Securitization Co LLC	0.200	07/03/12	399,995
370,000	y	Jupiter Securitization Co LLC	0.290	08/23/12	369,842
322,000		Merck & Co, Inc	0.140	07/03/12	321,997
340,000	y	National Australia Funding(Delaware)	0.350	09/17/12	339,742
350,000	y	National Australia Funding(Delaware)	0.345	09/18/12	349,735
300,000	y	Nestle Capital Corp	0.160	07/13/12	299,984
385,000	y	Nestle Capital Corp	0.160	07/18/12	384,971
750,000	y	Nestle Capital Corp	0.120	08/02/12	749,920
300,000		Novartis Finance Corp	0.140	07/09/12	299,991
500,000		Novartis Finance Corp	0.150	08/07/12	499,923
250,000	y	Old Line Funding LLC	0.200	08/15/12	249,938
500,000	y	Old Line Funding LLC	0.180	08/27/12	499,858
300,000	y	Old Line Funding LLC	0.180	08/28/12	299,913
500,000	y	Old Line Funding LLC	0.220	09/04/12	499,801
320,000	y	Old Line Funding LLC	0.210	09/25/12	319,839
500,000		PACCAR Financial Corp	0.150	07/10/12	499,981
295,000	y	Private Export Funding Corp	0.255	08/23/12	294,889
500,000	y	Private Export Funding Corp	0.310	09/10/12	499,695
250,000	y	Private Export Funding Corp	0.235	09/24/12	249,861
250,000	y	Procter & Gamble Co	0.150	08/20/12	249,948
300,000		Province of British Columbia Canada	0.160	07/09/12	299,989

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 350,000		Province of British Columbia Canada	0.140%	07/19/12	$349,975
295,000		Province of British Columbia Canada	0.180	09/24/12	294,875
550,000		Province of Quebec Canada	0.180	09/18/12	549,783
250,000		Standard Chartered Bank	0.185	07/19/12	249,977
274,000		Straight-A Funding LLC	0.180	07/02/12	273,999
500,000		Straight-A Funding LLC	0.160	07/17/12	499,964
302,000		Straight-A Funding LLC	0.180	07/24/12	301,965
399,000		Straight-A Funding LLC	0.180	08/03/12	398,934
400,000		Straight-A Funding LLC	0.180	08/14/12	399,912
395,000	y	Toronto-Dominion Holdings USA, Inc	0.180	07/26/12	394,951
300,000	y	Unilever Capital Corp	0.225	08/31/12	299,886
260,000		US Bank NA	0.200	07/19/12	260,000
240,000		US Bank NA	0.250	08/10/12	239,933
335,000	y	Variable Funding Capital Co LLC	0.190	07/16/12	334,974
551,000	y	Variable Funding Capital Co LLC	0.200	07/20/12	550,942
300,000	y	Variable Funding Capital Co LLC	0.200	07/25/12	299,960
330,000	y	Variable Funding Capital Co LLC	0.200	08/08/12	329,930
500,000	y	Wal-Mart Stores, Inc	0.110	07/10/12	499,986
400,000	y	Wal-Mart Stores, Inc	0.130	07/18/12	399,976
584,000	y	Wal-Mart Stores, Inc	0.140	08/06/12	583,918
600,000	y	Westpac Banking Corp	0.250	09/05/12	599,725

		TOTAL COMMERCIAL PAPER			24,919,310

GOVERNMENT AGENCY DEBT - 21.2%
157,000		Federal Farm Credit Bank (FFCB)	0.150	08/28/12	156,962
400,000		Federal Home Loan Bank (FHLB)	0.150	07/05/12	399,993
200,000		FHLB	0.110	07/06/12	199,997
410,000		FHLB	0.100	07/11/12	409,989
400,000		FHLB	0.800	07/13/12	399,989
109,000		FHLB	0.150	07/25/12	108,989
666,000		FHLB	0.120	07/27/12	665,942
170,000		FHLB	0.120	08/03/12	169,981
950,000		FHLB	0.150	08/08/12	949,884
650,000		FHLB	0.150	08/10/12	649,904
100,000		FHLB	0.175	08/17/12	99,977
524,000		FHLB	0.120	08/24/12	523,906
1,600,000		FHLB	0.140	08/29/12	1,599,702
716,000		FHLB	0.135	09/05/12	715,839
257,000		FHLB	0.145	09/24/12	256,912
105,000		Federal Home Loan Mortgage Corp (FHLMC)	0.120	07/10/12	104,997
125,000		FHLMC	0.160	07/30/12	124,984
374,000		FHLMC	0.140	08/06/12	373,953
220,000		FHLMC	0.120	08/10/12	219,971
888,000		FHLMC	0.165	08/14/12	887,866
500,000		FHLMC	0.130	09/19/12	499,856
200,000		FHLMC	0.145	10/03/12	199,924
97,000		FHLMC	0.160	01/08/13	96,918
250,000		Federal National Mortgage Association (FNMA)	0.110	07/05/12	249,997
250,000		FNMA	0.110	07/16/12	249,988
267,000		FNMA	0.120	07/25/12	266,979
78,000		FNMA	0.135	08/01/12	77,991
300,000		FNMA	0.150	08/22/12	299,935
79,000		FNMA	0.105	08/31/12	78,986
195,000		FNMA	0.140	09/12/12	194,945
740,000		FNMA	0.170	10/01/12	739,678
91,000		FNMA	0.155	10/17/12	90,958
200,000		FNMA	0.200	12/19/12	199,810
200,000		FNMA	0.224	06/20/14	199,941

		TOTAL GOVERNMENT AGENCY DEBT			12,465,643

TREASURY DEBT - 19.7%
210,000		United States Treasury Bill	0.680	07/19/12	209,993
178,000		United States Treasury Bill	0.935	08/09/12	177,982
616,000		United States Treasury Bill	0.112	08/16/12	615,921
756,000		United States Treasury Bill	0.136	08/23/12	755,864

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 601,000		United States Treasury Bill	0.106%	09/06/12	$600,895
800,000		United States Treasury Bill	0.115	09/13/12	799,813
400,000		United States Treasury Bill	0.120	09/20/12	399,892
300,000		United States Treasury Bill	0.950	09/27/12	299,930
615,000		United States Treasury Bill	0.130	10/11/12	614,789
300,000		United States Treasury Bill	0.143	10/18/12	299,871
300,000		United States Treasury Bill	0.135	10/25/12	299,870
500,000		United States Treasury Bill	0.145	12/20/12	499,654
260,000		United States Treasury Note	1.500	07/15/12	260,142
238,000		United States Treasury Note	0.625	07/31/12	238,096
835,000		United States Treasury Note	1.750	08/15/12	836,653
398,000		United States Treasury Note	0.375	08/31/12	398,154
85,000		United States Treasury Note	0.375	09/30/12	85,047
1,000,000		United States Treasury Note	1.375	10/15/12	1,003,539
971,000		United States Treasury Note	0.375	10/31/12	971,719
500,000		United States Treasury Note	1.375	11/15/12	502,278
658,000		United States Treasury Note	0.500	11/30/12	658,944
250,000		United States Treasury Note	1.125	12/15/12	251,090
400,000		United States Treasury Note	0.625	01/31/13	401,055
250,000		United States Treasury Note	1.375	02/15/13	251,856
150,000		United States Treasury Note	0.625	02/28/13	150,421

		TOTAL TREASURY DEBT			11,583,468

VARIABLE RATE SECURITIES - 10.8%
250,000	i	Federal Farm Credit Bank (FFCB)	0.240	02/01/13	249,970
300,000	i	FFCB	0.276	03/15/13	299,936
200,000	i	FFCB	0.321	03/28/13	200,000
350,000	i	FFCB	0.251	06/12/13	350,035
250,000	i	FFCB	0.612	08/19/13	249,857
200,000	i	FFCB	0.296	08/26/13	199,885
310,000	i	FFCB	0.350	08/26/13	309,964
250,000	i	FFCB	0.250	09/23/13	249,938
300,000	i	FFCB	0.370	09/23/13	299,985
250,000	i	FFCB	0.290	10/15/13	249,707
500,000	i	Federal Home Loan Bank (FHLB)	0.215	07/02/12	500,000
250,000	i	FHLB	0.316	03/06/13	250,017
500,000	i	FHLB	0.340	08/16/13	500,000
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.189	02/04/13	499,880
830,000	i	FHLMC	0.189	05/06/13	829,646
300,000	i	Federal National Mortgage Association (FNMA)	0.256	03/14/13	299,939
500,000	i	Royal Bank of Canada	0.360	07/11/12	500,000
300,000	i	Royal Bank of Canada	0.550	06/07/13	300,000

		TOTAL VARIABLE RATE SECURITIES			6,338,759

		TOTAL SHORT-TERM INVESTMENTS (Cost $57,904,193)			57,904,193

		TOTAL INVESTMENTS- 98.7% (Cost $57,904,193)			57,904,193
		OTHER ASSETS & LIABILITIES, NET - 1.3%			774,805

		NET ASSETS - 100.0%			$58,678,998

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2012, the aggregate value of these Securities was $15,774,012 or 26.9% of net assets.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: August 16, 2012	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 16, 2012	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President (principal executive officer)

Dated: August 16, 2012	By:	/s/ Phillip G. Goff
Phillip G. Goff Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer